UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California  94105
(Address of principal executive offices)                           (Zip code)
Randall W. Merk
The Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

Item 1: Report(s) to Shareholders.

Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm

Semiannual Report
June 30, 2009

This page is intentionally left blank.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past six months, investors have had to endure the continuing effects of a recessionary economy. Volatile equity prices and low yields on government-backed securities have been among the numerous market challenges. In addition, corporate bankruptcies, regulatory changes, and securitized-asset troubles have reshaped fixed income and equity markets causing us to reassess and reexamine where these markets stood before the crisis and where they might take us in the future.

Despite this economic backdrop, Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the period. The funds also maintained a positive net yield. However, a low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities has translated into relatively low yields. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

Information specific to Schwab’s money funds, such as a question and answer document, recent holdings for select money funds, and information on Schwab’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds can be found on schwab.com under the Money Market Funds page and on schwabinstitutional.com

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000, while additional resources may be found on schwab.com

Thank you for investing with us.

Sincerely,

2 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

The Investment Environment

Investment conditions in the U.S. financial marketplace remained difficult to gauge as a climate of economic recession persisted, but showed signs of improving during the latter half of the reporting period. Broad-market equity indexes, such as the S&P 500 Index® and Russell 1000 Index® displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX) – a measure of U.S. stock market price fluctuations – declined from March through the end of the period, settling around 30 after touching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Treasury yields, though still relatively low, inched higher toward the end of the period. From a policy perspective, economic stability and stimulus measures enacted in the U.S. and around the world acted to slow the pace of economic degradation and have encouraged investors to reengage markets in some cases.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and consumer confidence reflected the recessionary environment, but some indicators improved during the period. GDP – the output of goods and services produced by labor and property located in the United States – decreased at an annual rate of 5.7% in the first quarter of 2009 compared with a decline of 6.3% in the fourth quarter of 2008, according to the Bureau of Economic Analysis. The unemployment rate continued to rise, increasing to 9.4% in May, driven by job losses in the manufacturing sector. However, the Consumer Confidence Index improved in both April and May. As of May 26, 2009 the Index stood at 54.9, compared to 26.9 in March.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yield on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.16% and 2-year Treasuries yielded 1.12%.

Despite the depression in yields, the Fed signaled that lending and liquidity conditions were beginning to improve by making modifications to emergency lending programs. In late June, the Fed announced that the Schedule 1 Term Security Lending Facility – a program that lent Treasury securities – would be suspended on July 1, 2009. In addition, reductions were made in the amount of credit auctioned under the Term Auction Facility, which was designed to provide cash to commercial lenders, and the Term Security Lending Facility, which makes funds available to primary bond dealers.

Earlier in the period, the Fed extended the Money Market Funds Guarantee Program until September 18, 2009. However, no fund has had to draw on the insurance provided by the program. In a separate move, the U.S. Securities and Exchange Commission (SEC) proposed new rules for money market funds aimed at preventing a repeat of the scenario that caused the collapse of the Reserve Primary Fund. The proposal modifies current restrictions on money funds and requires that funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. As of the reporting date, the SEC was seeking public comment on the proposal.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 3

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

Cameron Ullyatt, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in June 2008 and has worked in fixed-income asset management since 1999.

4 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

State Investment Environment

California expected to report a negative general fund balance of $6.22 billion at June 30, 2009, or 6.6% of annual expenditures, based on Governor Arnold Schwarzenegger’s May Revision budget estimate. This is down from about $2.3 billion at the beginning of the fiscal year, despite major budgetary adjustments enacted on February 20, 2009. These adjustments were included in the budget act for fiscal year 2010 (7/1/09-6/30/10), which was completed nearly five months ahead of the required schedule to address an estimated $41.6 billion general fund shortfall through June 30, 2010. The budget closed the 18-month projected gap with $12.5 billion of new revenues, $15.7 billion of expenditure reductions, and $5.4 billion of borrowing. The budget also relied on $8 billion of federal stimulus funds, provided through the American Recovery and Reinvestment Act of 2009. The largest single new revenue item was a temporary 1-cent increase in the sales tax, but the plan also increased personal income tax rates and vehicle license fees, and cut general fund appropriations to K-12 education by $8.4 billion. The State expected to net $5 billion from the sale of bonds secured by future lottery revenues, but this was contingent upon voter approval. State voters soundly rejected both the lottery plan and extension of the new revenue solutions beyond June 30, 2011 at a May 19, 2009 special election.

At the end of the report period, California was projecting a budget shortfall of $26.3 billion through June 30, 2010, due to further weakening of California’s economy and general fund revenues, coupled with the failure of the lottery proposal at the May 19 election. On July 28, 2009, Gov. Schwarzenegger signed a $24.2 billion deficit reduction plan adopted by the State Legislature that cut roughly $14.4 billion in spending, accelerated $2.3 billion of revenue into the current fiscal year, and borrowed or transferred about $3.7 billion of revenue from local governments. The largest cut was to K-12 education at about $6.5 billion, but the budget also reduced higher education by $2 billion and social service programs by nearly $3.4 billion, as well as relied on $1 billion from the sale of the State Compensation Insurance Fund and another $1 billion from various accounting shifts.

On July 2, 2009 the State Controller began issuing registered warrants (also called IOUs) in lieu of payment for some obligations to conserve cash for higher priority spending such as K-12 education and general obligation debt service. Despite the passage of the deficit reduction plan, the Controller is likely to continue issuing IOUs until the state is able to sell revenue anticipation notes to augment its short term cash position. California’s general obligation debt has a continuing appropriation and is second in payment priority only to funding for public schools under the State Constitution.

California’s economy has weakened significantly over the past year, as the State and national recession deepened. The State lost 739,500 nonfarm payroll jobs from May 2008 to May 2009, or 4.9%. This compares to 179,000 lost jobs for all of calendar year 2008, or 1.2%. The construction sector accounted for over 149,000 of the lost jobs in the twelve months to May 2009, down nearly 19%. In addition, the professional and business services, manufacturing, and retail trade sectors each lost over 100,000 jobs in the past year. The educational and health services category is the only sector that registered job growth, up 23,000 jobs, or 1.4%. California’s seasonally adjusted unemployment rate rose to a record 11.5% in May 2009, up from 6.8% in May 2008, and was the fifth highest in the country. For the full calendar year 2009, California’s Department of Finance is projecting a 3.9% decline in nonfarm jobs and a 1.0% decline in personal income.

California’s ratings have fallen in conjunction with the State’s weakened cash position and persistent budget deficits, and are among the lowest of the U.S. states. At the end of the report period, the State’s ratings were A2 from Moody’s, A from Standard & Poor’s, and A from Fitch. However, Moody’s and Fitch downgraded the State’s ratings to Baa1 and BBB, respectively, in July 2009, and S&P has the State’s ratings on its watch list for possible downgrade.

California’s weakened economy and reduced State appropriations could pressure the credit quality of other municipal issuers in the State, though such impacts are likely to have wide variability. California school districts, in aggregate, receive about 60% of their total funding from the State, while community college districts rely on the State for about 50%. However, school district and community college district general obligation bonds are secured by separate local property tax levies, and most of those tax bases continued to show growth through 2009, albeit at lower rates than earlier in the decade. California cities and counties both receive State general fund support through appropriations for specific programs, though the county programs are more closely tied to the State. Cities that have relied on sales or transfer taxes to a significant degree have been forced to reduce their own budgets during this period, while counties have faced growing indigent health and social service caseloads. In contrast, California’s essential service enterprises are primarily funded with independent revenues, including water, sewer and electricity services rates and charges.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 5

Schwab California Municipal Money Fundtm

Schwab California Municipal Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 27 and 47 days (from 12/31/08-6/30/09). The WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June. This is consistent with the annual issuance of fixed rate notes by state and local government issuers. In general, the fund’s WAM was kept long relative to the peer group in an effort to partially offset the effects of a general market decline in yields. In addition, Charles Schwab & Co. and the fund’s investment adviser voluntarily waived and/or reimbursed certain fees or expenses in order to maintain a positive net yield*. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Yields on municipal money market funds declined to record low levels during the first half of 2009, due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Yields on variable-rate instruments were further depressed by a shortage of supply in securities considered acceptable for purchase by municipal money market funds. Fixed-rate yields also declined resulting in much lower reinvestment rates for positions which matured during the period.

As of 06/30/09, the Schwab California municipal money funds did not hold any State of California general obligation or appropriation securities that were not credit-enhanced, other than economic recovery bonds which are additionally secured by a dedicated sales tax. The funds also held high quality securities of other municipal issuers within the state, such as cities, universities, school districts, and utilities, each of which have independent revenue sources.

As of 6/30/09:

 Portfolio Composition by Maturity

% of Investments

1-15 Days	73.10%
16-30 Days	2.60%
31-60 Days	4.50%
61-90 Days	3.80%
91-120 Days	1.80%
More than 120 Days	14.20%

 Statistics

Weighted Average Maturity[2]	47 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	55%

 Portfolio Composition by Security Type1

% of Investments

Tender Option Bonds	31.1%
Variable Rate Demand Notes	41.3%
Commercial Paper	14.1%
Fixed Rate Notes	13.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

*Schwab and the investment adviser may recapture expenses or fees they waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.

Portfolio holdings may have changed since the report date.

[1]	Portfolio Composition is calculated using the Par Value of Investments.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

6 Schwab California Municipal Money Fundtm

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	California Municipal
	Money Fund
		Value Advantage
	Sweep Shares	Shares®

Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	*	$25,000[2]

Seven-Day Yield[3]	0.02%	0.03%

Seven-Day Yield—No Waiver[4]	-0.07%	-0.08%

Seven-Day Effective Yield[3]	0.02%	0.03%

Seven-Day Taxable-Equivalent Effective Yield[3],5	0.04%	0.06%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	Taxable-equivalent effective yield assumes a 2009 maximum combined federal regular income and California state personal income tax rate of 45.55%. Investment income may be subject to the Alternative Minimum Tax.

Schwab California Municipal Money Fundtm 7

Schwab California AMT Tax-Free Money Fundtm

Schwab California AMT Tax-Free Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 44 and 55 days (from 12/31/08-6/30/09). The WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June. This is consistent with the annual issuance of fixed rate notes by state and local government issuers. In general, the fund’s WAM was kept long relative to the peer group in an effort to partially offset the effects of a general market decline in yields.

Yields on municipal money market funds declined to record low levels during the first half of 2009, due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Yields on variable-rate instruments were further depressed by a shortage of supply in securities considered acceptable for purchase by municipal money market funds. Fixed-rate yields also declined resulting in much lower reinvestment rates for positions which matured during the period.

As of 06/30/09, the Schwab California municipal money funds did not hold any State of California general obligation or appropriation securities that were not credit-enhanced, other than economic recovery bonds which are additionally secured by a dedicated sales tax. The funds also held high quality securities of other municipal issuers within the state, such as cities, universities, school districts, and utilities, each of which have independent revenue sources.

As of 6/30/09:

 Portfolio Composition by Maturity

% of Investments

1-15 Days	70.00%
16-30 Days	3.20%
31-60 Days	7.10%
61-90 Days	2.60%
91-120 Days	3.10%
More than 120 Days	14.00%

 Statistics

Weighted Average Maturity[2]	52 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	43%

 Portfolio Composition by Security Type1

% of Investments

Tender Option Bonds	32.9%
Variable Rate Demand Notes	27.3%
Commercial Paper	17.9%
Fixed Rate Notes	21.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio Composition is calculated using the Par Value of Investments.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

8 Schwab California AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

California AMT Tax-Free Money Fund
Value Advantage
Shares®

Ticker Symbol	SNKXX
Minimum Initial Investment[1]	$25,000[2]

Seven-Day Yield[3]	0.10%

Seven-Day Yield—No Waiver[4]	-0.05%

Seven-Day Effective Yield[3]	0.10%

Seven-Day Taxable-Equivalent Effective Yield[3],5	0.18%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	Taxable-equivalent effective yield assumes a 2009 maximum combined federal regular income and California state personal income tax rate of 45.55%. Investment income may be subject to the Alternative Minimum Tax.

Schwab California AMT Tax-Free Money Fundtm 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2009 and held through June 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/09	at 6/30/09	1/1/09–6/30/09

Schwab California Municipal Money Fundtm
Sweep Shares
Actual Return	0.62%	$1,000	$1,000.90	3.08
Hypothetical 5% Return	0.62%	$1,000	$1,021.72	3.11
Value Advantage Share®
Actual Return	0.49%	$1,000	$1,001.60	2.43
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	2.46

Schwab California AMT Tax-Free Money Fundtm
Actual Return	0.49%	$1,000	$1,001.80	2.43
Hypothetical 5% Return	0.49%	$1,000	$1,022.37	2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

10 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

Schwab California Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Sweep Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.09	[2]	1.67	3.02	2.79	1.76	0.59

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.62	[3,4]	0.60	0.63	0.64	0.65	0.65
Gross operating expenses	0.73	[3]	0.70	0.69	0.82	0.82	0.82
Net investment income (loss)	0.18	[3]	1.65	2.98	2.77	1.74	0.58
Net assets, end of period ($ x 1,000,000)	5,615		6,019	5,745	4,539	4,134	4,147

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Value Advantage Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.16	[2]	1.83	3.21	2.99	1.96	0.79

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[3,4]	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.60	[3]	0.56	0.56	0.58	0.59	0.59
Net investment income (loss)	0.32	[3]	1.83	3.16	2.95	1.96	0.78
Net assets, end of period ($ x 1,000,000)	3,060		3,923	5,267	4,201	3,240	2,825

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.58% for the Sweep Shares and 0.45% for the Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

See financial notes 11

 Schwab California Municipal Money Fund

Portfolio Holdings as of June 30, 2009, (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

101.5%		Municipal Securities	8,804,971	8,804,971
0.2%		Other Investment	17,700	17,700

101.7%		Total Investments	8,822,671	8,822,671
(1	.7)%	Other Assets and Liabilities, Net		(148,172)

100.0%		Net Assets		8,674,499

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 101.5% of net assets

California 101.3%
Alameda Cnty IDA
RB (Aitchison Family)
Series 1993A
0.45%, 07/01/09 (a)(b)	2,400	2,400
RB (JMS Family)
Series 1995A
0.45%, 07/01/09 (a)(b)	1,000	1,000
Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts)
Series 1997A
0.34%, 07/02/09 (a)(b)	3,295	3,295
M/F Housing RB (Port Trinidad Apts)
Series 1997C
0.34%, 07/02/09 (a)(b)	1,840	1,840
M/F Housing Refunding RB (Sage Park)
Series 1998A
0.30%, 07/02/09 (a)(b)	5,500	5,500
Association of Bay Area Governments
COP (Harker School Foundation)
Series 1998
0.18%, 07/01/09 (a)(b)	3,730	3,730
COP (Harker School)
Series 2007
0.18%, 07/01/09 (a)(b)	10,585	10,585
M/F Housing RB (Artech Building)
Series 1999A
0.28%, 07/02/09 (a)(b)	3,200	3,200
M/F Housing RB (Bachenheimer Building)
Series 2002A
0.28%, 07/02/09 (a)(b)	6,945	6,945
M/F Housing RB (Crossing Apts)
Series 2002A
0.30%, 07/02/09 (a)(b)(f)	18,500	18,500
M/F Housing RB (Darling Florist Building)
Series 2002A
0.28%, 07/02/09 (a)(b)	4,710	4,710
M/F Housing RB (GAIA Building)
Series 2000A
0.28%, 07/02/09 (a)(b)	1,545	1,545
M/F Housing RB (Miramar Apts)
Series 2000A
0.30%, 07/02/09 (a)(b)	15,000	15,000
M/F Housing RB (Mountain View Apts)
Series 1997A
0.80%, 07/02/09 (a)(b)	5,655	5,655
M/F Housing Refunding RB (The Berkeleyan)
Series 2003A
0.28%, 07/02/09 (a)(b)	3,540	3,540
RB (Brandeis Hillel Day School)
Series 2001
0.43%, 07/02/09 (a)(b)	8,790	8,790
RB (Francis Parker School)
Series 2005
0.20%, 07/02/09 (a)(b)	5,000	5,000
RB (Pacific Primary)
Series 2008
0.33%, 07/02/09 (a)(b)	4,550	4,550
RB (Public Policy Institute of California)
Series 2001A
0.20%, 07/02/09 (a)(b)	9,950	9,950
RB (San Francisco Univ High School)
Series A
0.43%, 07/02/09 (a)(b)	5,820	5,820
Refunding RB (Eskaton Properties)
Series 2008A
0.25%, 07/02/09 (a)(b)	11,075	11,075
Refunding RB (Eskaton Properties)
Series 2008B
0.25%, 07/02/09 (a)(b)	15,900	15,900
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2003C
0.25%, 07/02/09 (a)(c)	10,895	10,895
San Francisco Bay Area Toll Bridge RB
Series 2006 & 2008F1
0.25%, 07/02/09 (a)(c)(d)	16,910	16,910
San Francisco Bay Area Toll Bridge RB
Series 2006F & 2007F
0.23%, 07/02/09 (a)(c)(d)	27,000	27,000
San Francisco Bay Area Toll Bridge RB
Series 2007B2
0.14%, 07/02/09 (a)(c)	8,000	8,000
San Francisco Bay Area Toll Bridge RB
Series 2007C1
0.25%, 07/02/09 (a)(c)	5,000	5,000
San Francisco Bay Area Toll Bridge RB
Series 2007E3
0.25%, 07/02/09 (a)(c)	7,200	7,200
San Francisco Bay Area Toll Bridge RB
Series 2007F & Series 2008 F1
0.25%, 07/02/09 (a)(c)(d)	32,505	32,505

12 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

San Francisco Bay Area Toll Bridge RB
Series 2007G1
0.35%, 07/02/09 (a)(c)	2,200	2,200
San Francisco Bay Area Toll Bridge RB
Series 2008B1
0.25%, 07/02/09 (a)(c)	52,930	52,930
San Francisco Bay Area Toll Bridge RB
Series 2008D1
0.13%, 07/02/09 (a)(c)	4,300	4,300
California
Economic Recovery Bonds
Series 2004C16
1.00%, 07/01/09 (a)(b)(c)	4,500	4,500
GO Bonds
0.17%, 07/02/09 (a)(b)(c)(d)	10,000	10,000
0.29%, 07/02/09 (a)(b)(c)(d)	41,908	41,908
0.65%, 12/10/09 (b)(c)(d)	23,825	23,825
GO Bonds
Series 2003B3
0.25%, 07/01/09 (a)(b)	34,900	34,900
GO Bonds
Series 2003C1
0.20%, 07/02/09 (a)(b)	3,200	3,200
GO Bonds
Series 2003C3
0.19%, 07/02/09 (a)(b)	10,800	10,800
GO Bonds
Series 2003C4
0.20%, 07/02/09 (a)(b)	24,700	24,700
GO Refunding Bonds
0.17%, 07/02/09 (a)(b)(c)(d)	15,000	15,000
1.00%, 07/30/09 (b)(c)(d)	13,155	13,155
GO Refunding Bonds
Series 2007
0.22%, 07/02/09 (a)(b)(c)(d)	3,126	3,126
Various Purpose GO Bonds
0.17%, 07/02/09 (a)(b)(c)(d)	37,275	37,275
0.40%, 07/02/09 (a)(b)(c)(d)	17,520	17,520
0.45%, 07/02/09 (a)(b)(c)(d)	9,000	9,000
California Dept of Veterans Affairs
Home Purchase RB
Series 2007A
0.41%, 07/02/09 (a)(c)(d)	7,480	7,480
California Dept of Water Resources
Power Supply RB
Series 2002C4
0.25%, 07/02/09 (a)(b)	24,600	24,600
Power Supply RB
Series 2002C10
0.19%, 07/02/09 (a)(b)	73,810	73,810
Power Supply RB
Series 2008I2
0.13%, 07/01/09 (a)(b)	300	300
Power Supply RB
Series 2008J2
0.16%, 07/02/09 (a)(b)	61,900	61,900
Water System RB (Central Valley)
Series AE
0.23%, 07/02/09 (a)(c)(d)	4,895	4,895
California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group)
Series 1998
0.45%, 07/02/09 (a)(b)	8,600	8,600
IDRB (Calco)
Series 1997
0.22%, 07/01/09 (a)(b)	1,280	1,280
California Educational Facilities Auth
RB (Univ of La Verne)
Series 2008
0.55%, 07/02/09 (a)(b)	16,250	16,250
RB (Univ of San Diego)
Series 1999 & Refunding RB (Loyola Marymount Univ)
Series 2001A
0.22%, 07/02/09 (a)(b)(c)(d)	3,685	3,685
RB (Univ of Southern California)
Series 2007A
0.23%, 07/02/09 (a)(c)(d)	1,590	1,590
RB (Univ of Southern California)
Series 2009A
0.23%, 07/02/09 (a)(c)(d)	10,230	10,230
RB (Univ of Southern California)
Series 2009B
0.23%, 07/02/09 (a)(c)(d)	4,900	4,900
0.25%, 07/02/09 (a)(c)(d)	11,000	11,000
California Enterprise Development Finance Auth
RB (Sconza Candy)
Series 2008A
0.48%, 07/02/09 (a)(b)	10,000	10,000
California Health Facilities Financing Auth
RB (Catholic Healthcare West)
Series 2004J
0.24%, 07/01/09 (a)(b)	500	500
RB (Catholic Healthcare West)
Series 2008A
0.24%, 07/01/09 (a)(b)	9,600	9,600
RB (Catholic Healthcare West)
Series 2008F
0.27%, 07/01/09 (a)(b)	40,250	40,250
RB (Cedars Sinai Medical Center)
Series 1999A
0.44%, 12/01/09 (b)	10,210	10,554
RB (Kaiser Permanente)
Series 2006E
0.43%, 11/20/09	2,500	2,500
RB (Scripps Health)
Series 2008G
0.24%, 07/01/09 (a)(b)	4,245	4,245
RB (Sisters of Charity Health System)
Series 2003
0.15%, 07/01/09 (a)(c)	32,195	32,195
California HFA
Home Mortgage RB
Series 2002B
4.00%, 07/01/09 (a)(b)(c)	13,790	13,790
Home Mortgage RB
Series 2002J
0.79%, 07/01/09 (a)(c)	81,415	81,415
Home Mortgage RB
Series 2003F
2.00%, 07/01/09 (a)(b)(c)	20,480	20,480
Home Mortgage RB
Series 2003K
0.79%, 07/01/09 (a)(c)	26,905	26,905
0.79%, 07/01/09 (a)(c)	6,200	6,200

See financial notes 13

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Home Mortgage RB
Series 2005A
0.80%, 07/01/09 (a)(c)	57,075	57,075
Home Mortgage RB
Series 2005H
1.50%, 07/01/09 (a)(c)	10,805	10,805
Home Mortgage RB
Series 2006I
0.36%, 07/02/09 (a)(c)(d)	4,620	4,620
Home Mortgage RB
Series 2007E
0.85%, 07/02/09 (a)(c)(d)	8,535	8,535
Home Mortgage RB
Series 2007G
0.85%, 07/02/09 (a)(c)(d)	29,695	29,695
Home Mortgage RB
Series 2008K
0.45%, 07/02/09 (a)(c)(d)	4,360	4,360
0.65%, 07/02/09 (a)(c)(d)	19,931	19,931
Home Mortgage RB
Series 2008M
0.85%, 07/02/09 (a)(c)(d)	12,030	12,030
California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing)
Series 2005
0.51%, 07/02/09 (a)(b)	5,775	5,775
IDRB (American-De Rosa Lamp Arts)
Series 1999
0.70%, 07/01/09 (a)(b)	4,950	4,950
IDRB (Fairmont Sign)
Series 2000A
1.00%, 07/02/09 (a)(b)	4,250	4,250
IDRB (Nelson Name Plate)
Series 1999
0.40%, 07/01/09 (a)(b)	1,850	1,850
RB (Bay Area Toll Bridges Seismic Retrofit)
Series 2003A
1.61%, 07/02/09 (a)(b)(c)(d)	31,130	31,130
RB (Colburn School)
Series 2008
0.40%, 07/02/09 (a)(b)	5,400	5,400
RB (RAND Corp)
Series 2008A
0.17%, 07/01/09 (a)(b)	15,500	15,500
RB (Sage Hill School)
Series 2008
0.48%, 07/02/09 (a)(b)	9,500	9,500
Refunding RB (J. Paul Getty Trust)
Series 2007A2
0.50%, 04/01/10	9,000	9,000
Refunding RB (Pacific Gas & Electric)
Series 2008A
0.18%, 07/01/09 (a)(b)	24,750	24,750
Refunding RB (Pacific Gas & Electric)
Series 2008C
0.30%, 07/01/09 (a)(b)	30,000	30,000
Refunding RB (Pacific Gas & Electric)
Series 2008D
0.25%, 07/01/09 (a)(b)	42,900	42,900
California Municipal Finance Auth
RB (Republic Services)
Series 2008A
0.45%, 07/02/09 (a)(b)	31,000	31,000
RB (Santa Margarita Catholic High School)
Series 2009
0.40%, 07/02/09 (a)(b)	12,000	12,000
RB (Serra Catholic School)
Series 2009
0.43%, 07/02/09 (a)(b)	7,000	7,000
Solid Waste Disposal RB (Waste Management)
Series 2008A
0.35%, 07/02/09 (a)(b)	8,900	8,900
California Pollution Control Financing Auth
Environmental Improvement RB (BP West Coast Products)
Series 2008A
0.35%, 10/01/09	27,500	27,500
RB (Garaventa Enterprises)
Series 2008A
0.48%, 07/01/09 (a)(b)	17,150	17,150
Resource Recovery RB (Wadham Energy)
Series 1987B
0.26%, 07/01/09 (a)(b)	1,500	1,500
Solid Waste Disposal RB (Agrifab)
Series 2003
0.48%, 07/01/09 (a)(b)	5,800	5,800
Solid Waste Disposal RB (Alameda Cnty Industries)
Series 2000A
0.51%, 07/01/09 (a)(b)	3,330	3,330
Solid Waste Disposal RB (Athens Disposal Co)
Series 1995A
0.48%, 07/01/09 (a)(b)	7,500	7,500
Solid Waste Disposal RB (Athens Disposal Co)
Series 1999A
0.48%, 07/01/09 (a)(b)	3,685	3,685
Solid Waste Disposal RB (Athens Services)
Series 2001A
0.48%, 07/01/09 (a)(b)	2,895	2,895
Solid Waste Disposal RB (Athens Services)
Series 2006A
0.48%, 07/01/09 (a)(b)	20,565	20,565
Solid Waste Disposal RB (Atlas Disposal Industries)
Series 1999A
0.48%, 07/01/09 (a)(b)	5,060	5,060
Solid Waste Disposal RB (AVI-PGS)
Series 2008A
0.18%, 07/01/09 (a)(b)	5,195	5,195
Solid Waste Disposal RB (BLT Enterprises of Fremont)
Series 2005A
0.55%, 07/01/09 (a)(b)	13,960	13,960
Solid Waste Disposal RB (BLT Enterprises of Sacramento)
Series 1999A
0.48%, 07/01/09 (a)(b)	6,425	6,425
Solid Waste Disposal RB (Blue Line Transfer)
Series 1999A
0.48%, 07/01/09 (a)(b)	3,455	3,455
Solid Waste Disposal RB (Blue Line Transfer)
Series 2001A
0.48%, 07/01/09 (a)(b)	3,175	3,175
Solid Waste Disposal RB (Browning-Ferris Industries)
Series 1997A
0.30%, 07/01/09 (a)(b)	15,400	15,400

14 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Burrtec Waste & Recycling Services)
Series 2006A
0.46%, 07/01/09 (a)(b)	17,265	17,265
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2004
0.46%, 07/01/09 (a)(b)	9,920	9,920
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2006A
0.46%, 07/01/09 (a)(b)	18,445	18,445
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2008A
0.46%, 07/01/09 (a)(b)	8,500	8,500
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 1997B
0.46%, 07/01/09 (a)(b)	3,850	3,850
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 2000A
0.46%, 07/01/09 (a)(b)	4,705	4,705
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 2002A
0.46%, 07/01/09 (a)(b)	7,900	7,900
Solid Waste Disposal RB (California Waste Solutions)
Series 2002A
0.48%, 07/01/09 (a)(b)	7,785	7,785
Solid Waste Disposal RB (California Waste Solutions)
Series 2004A
0.48%, 07/01/09 (a)(b)	4,450	4,450
Solid Waste Disposal RB (California Waste Solutions)
Series 2007A
0.48%, 07/01/09 (a)(b)	25,905	25,905
Solid Waste Disposal RB (Cedar Avenue Recycling & Transfer Station)
Series 2003A
0.48%, 07/01/09 (a)(b)	2,500	2,500
Solid Waste Disposal RB (Contra Costa Waste Service)
Series 1995A
0.48%, 07/01/09 (a)(b)	1,625	1,625
Solid Waste Disposal RB (CR&R)
Series 1995A
0.51%, 07/01/09 (a)(b)	3,160	3,160
Solid Waste Disposal RB (CR&R)
Series 2000A
0.51%, 07/01/09 (a)(b)	2,610	2,610
Solid Waste Disposal RB (CR&R)
Series 2002A
0.51%, 07/01/09 (a)(b)	3,400	3,400
Solid Waste Disposal RB (CR&R)
Series 2006A
0.51%, 07/01/09 (a)(b)	7,840	7,840
Solid Waste Disposal RB (CR&R)
Series 2007A
0.51%, 07/01/09 (a)(b)	10,305	10,305
Solid Waste Disposal RB (Desert Properties)
Series 2006B
0.53%, 07/01/09 (a)(b)	2,245	2,245
Solid Waste Disposal RB (EDCO Disposal)
Series 1996A
0.46%, 07/01/09 (a)(b)(f)	8,345	8,345
Solid Waste Disposal RB (EDCO Disposal)
Series 2004A
0.46%, 07/01/09 (a)(b)(f)	18,940	18,940
Solid Waste Disposal RB (EDCO Disposal)
Series 2007A
0.46%, 07/01/09 (a)(b)	15,980	15,980
Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment)
Series 1998A
0.46%, 07/01/09 (a)(b)	7,355	7,355
Solid Waste Disposal RB (Garaventa Enterprises)
Series 2006A
0.48%, 07/01/09 (a)(b)	8,970	8,970
Solid Waste Disposal RB (Garden City Sanitation)
Series 2007A
1.00%, 07/01/09 (a)(b)	6,340	6,340
Solid Waste Disposal RB (Greenteam of San Jose)
Series 1997A
0.45%, 07/01/09 (a)(b)	640	640
Solid Waste Disposal RB (Greenteam of San Jose)
Series 2001A
0.45%, 07/01/09 (a)(b)	6,380	6,380
Solid Waste Disposal RB (Greenwaste of Tehama)
Series 1999A
0.45%, 07/01/09 (a)(b)	515	515
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2006A
1.00%, 07/01/09 (a)(b)	2,475	2,475
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2007A
1.00%, 07/01/09 (a)(b)	11,140	11,140
Solid Waste Disposal RB (Madera Disposal Systems)
Series 1998A
0.45%, 07/01/09 (a)(b)	1,800	1,800
Solid Waste Disposal RB (MarBorg Industries)
Series 2000A
0.48%, 07/01/09 (a)(b)	2,720	2,720
Solid Waste Disposal RB (MarBorg Industries)
Series 2002
0.48%, 07/01/09 (a)(b)	3,400	3,400
Solid Waste Disposal RB (MarBorg Industries)
Series 2004A
0.48%, 07/01/09 (a)(b)	4,655	4,655
Solid Waste Disposal RB (Marin Sanitary Service)
Series 2006A
1.00%, 07/01/09 (a)(b)	3,315	3,315
Solid Waste Disposal RB (Mid-Valley Disposal)
Series 2006A
0.55%, 07/01/09 (a)(b)	3,465	3,465
Solid Waste Disposal RB (Mill Valley Refuse Service)
Series 2003A
0.48%, 07/01/09 (a)(b)	1,670	1,670
Solid Waste Disposal RB (Mottra Corp)
Series 2002A
0.55%, 07/01/09 (a)(b)	1,390	1,390
Solid Waste Disposal RB (Napa Recycling & Waste Services)
Series 2005A
0.55%, 07/01/09 (a)(b)	3,715	3,715
Solid Waste Disposal RB (Northern Recycling & Waste Services)
Series 2007A
0.55%, 07/01/09 (a)(b)	3,390	3,390
Solid Waste Disposal RB (Orange Ave Disposal)
Series 2002A
0.48%, 07/01/09 (a)(b)	5,610	5,610

See financial notes 15

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill)
Series 2003A
0.48%, 07/01/09 (a)(b)	3,700	3,700
Solid Waste Disposal RB (Rainbow Disposal)
Series 2006A
0.55%, 07/01/09 (a)(b)	8,910	8,910
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2001A
0.48%, 07/01/09 (a)(b)	2,910	2,910
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2007A
1.00%, 07/01/09 (a)(b)	27,600	27,600
Solid Waste Disposal RB (Republic Services)
Series 2003
0.40%, 07/02/09 (a)(b)	24,205	24,205
Solid Waste Disposal RB (Republic Services)
Series 2006
0.40%, 07/02/09 (a)(b)	20,655	20,655
Solid Waste Disposal RB (Sanco Services)
Series 2002A
0.46%, 07/01/09 (a)(b)	5,185	5,185
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
1.00%, 07/01/09 (a)(b)	1,180	1,180
Solid Waste Disposal RB (Solag Disposal)
Series 1997A
0.51%, 07/01/09 (a)(b)	2,135	2,135
Solid Waste Disposal RB (South Tahoe Refuse)
Series 2008A
0.55%, 07/01/09 (a)(b)	5,540	5,540
Solid Waste Disposal RB (Specialty Solid Waste & Recycling)
Series 2001A
1.00%, 07/01/09 (a)(b)	100	100
Solid Waste Disposal RB (Talco Plastics)
Series 1997A
0.45%, 07/01/09 (a)(b)	2,675	2,675
Solid Waste Disposal RB (Upper Valley Disposal Service)
Series 2008A
0.55%, 07/01/09 (a)(b)	2,115	2,115
Solid Waste Disposal RB (Valley Vista Services)
Series 2003A
1.00%, 07/01/09 (a)(b)	2,585	2,585
Solid Waste Disposal RB (Valley Vista Services)
Series 2007A
1.00%, 07/01/09 (a)(b)	2,920	2,920
Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy)
Series 2004
0.77%, 07/02/09 (a)(b)	2,500	2,500
Solid Waste Disposal RB (West Valley MRF)
Series 1997A
0.55%, 07/01/09 (a)(b)	1,260	1,260
Solid Waste Disposal RB (Zanker Road Landfill)
Series 1999C
1.00%, 07/01/09 (a)(b)	3,005	3,005
California Public Works Board
Lease Refunding RB (Univ of California)
Series 2007A
0.17%, 07/02/09 (a)(c)(d)	8,880	8,880
0.35%, 07/02/09 (a)(c)(d)	23,490	23,490
Lease Refunding RB (Univ of California)
Series 2007C
0.17%, 07/02/09 (a)(c)(d)	11,225	11,225
California Rural Home Mortgage Finance Auth Home Buyers Fund
S/F Mortgage RB
Series 2005A
1.50%, 07/01/09 (a)(c)	11,575	11,575
California School Cash Reserve Program Auth
Subordinate Bonds 2009-2010
Series A
0.53%, 07/01/10 (b)(e)	10,000	10,193
California State Univ
Systemwide RB
Series 2005C
0.40%, 07/02/09 (a)(b)(c)(d)	1,000	1,000
Systemwide RB
Series 2007A
0.68%, 07/02/09 (a)(b)(c)(d)	24,750	24,750
California Statewide Communities Development Auth
COP (International School of the Peninsula)
Series 1999
1.92%, 11/01/09 (b)	7,045	7,245
Health Facility RB (Catholic Healthcare West)
Series 2008F
0.24%, 07/01/09 (a)(b)	40,000	40,000
IDRB (RL Group)
Series 1998C
0.65%, 07/01/09 (a)(b)	1,260	1,260
Insured RB (St. Joseph Health System)
Series 2007D
0.25%, 07/02/09 (a)(c)(d)	47,073	47,073
M/F Housing RB (Agave at Elk Grove Apts)
Series 2003DD
0.30%, 07/02/09 (a)(b)	14,900	14,900
M/F Housing RB (Bay Vista at MeadowPark Apts)
Series 2003NN1
0.30%, 07/02/09 (a)(b)	14,600	14,600
M/F Housing RB (Campus Pointe Apts)
Series 2008J
0.36%, 07/02/09 (a)(b)	7,550	7,550
M/F Housing RB (Creekside at MeadowPark Apts)
Series 2002HH
0.30%, 07/02/09 (a)(b)	9,595	9,595
M/F Housing RB (Cypress Villa Apts)
Series 2000F
0.30%, 07/02/09 (a)(b)	4,725	4,725
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2003OO
0.30%, 07/02/09 (a)(b)	15,090	15,090
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2006G
0.30%, 07/02/09 (a)(b)	5,010	5,010
M/F Housing RB (Emerald Gardens Apts)
Series 2000E
0.30%, 07/02/09 (a)(b)	7,320	7,320
M/F Housing RB (Fairway Family Apts)
Series 2003PP
0.30%, 07/02/09 (a)(b)	30,000	30,000
M/F Housing RB (Fairway Family Apts)
Series 2006H
0.30%, 07/02/09 (a)(b)	7,000	7,000

16 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Heritage Oaks Apts)
Series 2004YY
0.30%, 07/02/09 (a)(b)	6,900	6,900
M/F Housing RB (Heritage Park Apts)
Series 2008C
0.30%, 07/02/09 (a)(b)	9,000	9,000
M/F Housing RB (Kimberly Woods Apts)
Series 1995B
0.30%, 07/01/09 (a)(b)	13,400	13,400
M/F Housing RB (Laurel Park Sr Apts)
Series 2002H
0.43%, 07/02/09 (a)(b)	5,500	5,500
M/F Housing RB (Los Padres Apts)
Series 2003E
0.30%, 07/02/09 (a)(b)	10,750	10,750
M/F Housing RB (Marlin Cove Apts)
Series 2000V
0.30%, 07/02/09 (a)(b)	6,000	6,000
M/F Housing RB (Martin Luther Tower)
Series 2005D
0.30%, 07/02/09 (a)(b)	8,050	8,050
M/F Housing RB (Oak Center Towers)
Series 2005L
0.30%, 07/02/09 (a)(b)	3,820	3,820
M/F Housing RB (Oakmont of Concord)
Series 2002Q
0.30%, 07/02/09 (a)(b)	25,000	25,000
M/F Housing RB (Plaza Club Apts)
Series 1997A
0.34%, 07/02/09 (a)(b)	14,790	14,790
M/F Housing RB (Rancho Santa Fe Village Apts)
Series 2004EE
0.22%, 07/02/09 (a)(b)	12,300	12,300
M/F Housing RB (Sagewood At Stonebridge Estates)
Series 2005CC
0.30%, 07/02/09 (a)(b)	9,100	9,100
M/F Housing RB (Sharps & Flats Apts)
Series 2002X
0.30%, 07/02/09 (a)(b)	14,000	14,000
M/F Housing RB (The Belmont)
Series 2005F
0.30%, 07/02/09 (a)(b)	10,500	10,500
M/F Housing RB (Valley Palms Apts)
Series 2002C
0.30%, 07/02/09 (a)(b)	12,000	12,000
M/F Housing RB (Villas at Hamilton Apts)
Series 2001HH
0.30%, 07/02/09 (a)(b)	11,440	11,440
M/F Housing RB (Wilshire Court Apts)
Series 2004AAA
0.30%, 07/02/09 (a)(b)	15,000	15,000
M/F Housing RB (Woodsong Apts)
Series 1997B
0.34%, 07/02/09 (a)(b)	3,127	3,127
M/F Housing RB (Wyndover Apts)
Series 2004LL
0.30%, 07/02/09 (a)(b)	16,875	16,875
M/F Housing Refunding RB (Arbor Ridge Apts)
Series 2008B
0.34%, 07/02/09 (a)(b)	9,500	9,500
M/F Housing Refunding RB (Brandon Place Apts)
Series 2006D
0.30%, 07/02/09 (a)(b)	6,070	6,070
M/F Housing Refunding RB (Corporate Fund for Housing/Five Seasons Multiple Facilities)
Series 1999A
1.23%, 12/01/09 (b)	8,900	9,360
M/F Housing Refunding RB (Crystal View Apts)
Series 2004A
0.30%, 07/02/09 (a)(b)	7,075	7,075
M/F Housing Refunding RB (Irvine Apartment Communities)
Series 2008C2 & 2008C3
0.45%, 07/02/09 (a)(b)(c)(d)	40,000	40,000
RB (Center for Early Education)
Series 2001
0.43%, 07/02/09 (a)(b)	4,100	4,100
RB (Childrens Hospital Los Angeles)
Series 2008A
0.25%, 07/02/09 (a)(b)	7,600	7,600
RB (Culinary Institute of America)
Series 2008
1.05%, 07/02/09 (a)(b)	3,000	3,000
RB (John Muir Health)
Series 2008B
0.16%, 07/02/09 (a)(b)	10,000	10,000
RB (Kaiser Permanente)
Series 2004K
0.55%, 07/24/09	25,000	25,000
0.65%, 09/03/09	5,000	5,000
0.43%, 11/20/09	14,000	14,000
0.43%, 03/04/10	20,400	20,400
RB (Kaiser Permanente)
Series 2006B
0.40%, 07/02/09 (a)(b)(c)(d)	5,390	5,390
RB (Kaiser Permanente)
Series 2006D
0.55%, 07/23/09	20,000	20,000
0.50%, 07/28/09	25,000	25,000
0.43%, 11/20/09	21,500	21,500
RB (Kaiser Permanente)
Series 2008B
0.53%, 08/20/09	92,500	92,500
0.65%, 09/03/09	45,000	45,000
RB (Kaiser Permanente)
Series 2008C
1.84%, 04/01/34	58,865	59,985
RB (Kaiser Permanente)
Series 2009B6
0.45%, 02/03/10	30,000	30,000
RB (Painted Turtle)
Series 2003
0.43%, 07/02/09 (a)(b)	10,000	10,000
RB (Rady Children’s Hospital-San Diego)
Series 2008A
0.42%, 07/02/09 (a)(b)	11,945	11,945
Refunding RB (Los Angeles Cnty Museum of Art)
Series 2008E
0.12%, 07/01/09 (a)(b)	2,000	2,000
TRAN Program Note Participations (Monterey Cnty)
Series 2009A3
0.42%, 06/30/10 (e)	17,500	17,775
California Transit Finance Auth
Bonds (California Finance Program)
Series 1997
1.75%, 07/01/09 (a)(b)(c)	16,805	16,805

See financial notes 17

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Carlsbad
M/F Housing Refunding RB (Santa Fe Ranch Apts)
Series 1993A
0.33%, 07/02/09 (a)(b)	14,600	14,600
Central California Joint Powers Health Financing Auth
COP (Community Hospitals of Central California)
Series 2000
0.95%, 02/01/10 (b)	375	390
5.49%, 02/01/10 (b)	5,000	5,196
Clovis USD
GO Bonds (Election of 2004)
Series B
0.17%, 07/02/09 (a)(b)(c)(d)	9,795	9,795
Coast Community College District
GO Bonds (Election of 2002)
Series 2006B
0.22%, 07/02/09 (a)(c)(d)	3,940	3,940
0.50%, 07/02/09 (a)(c)(d)	12,095	12,095
0.90%, 09/23/09 (c)(d)	17,175	17,175
GO Bonds (Election of 2002)
Series 2006C
0.22%, 07/02/09 (a)(c)(d)	10,225	10,225
Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre)
Series 2006A
0.30%, 07/02/09 (a)(b)	25,000	25,000
M/F Housing Refunding RB (Park Regency)
Series 2003F
0.25%, 07/02/09 (a)(b)	10,800	10,800
M/F Mortgage RB (El Cerrito Royale)
Series 1987A
0.45%, 07/02/09 (a)(b)	2,480	2,480
Contra Costa Water District
CP Notes
Series A
0.33%, 09/10/09 (c)	18,500	18,500
Water Refunding RB
Series K
0.35%, 07/02/09 (a)(c)(d)	2,725	2,725
Contra Costra Transportation Auth
Subordinate Sales Tax Revenue CP Notes (Limited Tax Bonds)
Series A
0.53%, 08/27/09 (b)	20,000	20,000
Desert Community College District
GO Bonds (Election of 2004)
Series 2007C
0.45%, 07/02/09 (a)(c)(d)	54,450	54,450
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
0.30%, 07/01/09 (a)(b)	3,650	3,650
Dry Creek/Grant Joint Union SD
GO Bonds (Election of 2008)
Series 2008 & (Election of 2006)
Series 2008
0.29%, 07/02/09 (a)(b)(c)(d)	6,249	6,249
East Bay Municipal Utility District
Extendible CP (Wastewater
Series ) Notes
0.60%, 08/05/09	9,400	9,400
0.50%, 10/06/09	2,000	2,000
Extendible CP (Water
Series ) Notes
0.50%, 07/07/09	22,200	22,200
0.45%, 07/13/09	17,000	17,000
0.55%, 07/14/09	10,000	10,000
Wastewater System Subordinated RB
Series 2007A
0.35%, 07/02/09 (a)(c)(d)	6,600	6,600
Water System Subordinated RB
Series 2005A
0.35%, 07/02/09 (a)(c)(d)	10,475	10,475
Water System Subordinated RB
Series 2007A
0.35%, 07/02/09 (a)(c)(d)	11,575	11,575
0.35%, 07/02/09 (a)(c)(d)(f)	66,000	66,000
Water System Subordinated Refunding RB
Series 2008A1
0.60%, 07/01/09 (a)(c)	24,000	24,000
Water System Subordinated Refunding RB
Series 2008A4
0.60%, 07/01/09 (a)(c)	11,000	11,000
Water System Subordinated Refunding RB
Series 2009A1
0.00%, 03/01/10	49,210	49,210
Water System Subordinated Refunding RB
Series 2009A2
0.00%, 03/01/10	44,310	44,310
Eastern Municipal Water District
Water & Sewer Revenue COP
Series 2008A
0.16%, 07/01/09 (a)(c)	4,900	4,900
Water & Sewer Revenue COP
Series 2008F
0.16%, 07/01/09 (a)(c)	23,450	23,450
El Cajon Redevelopment Agency
M/F Housing RB (Park-Mollison & Madison Apts)
Series 1998
0.34%, 07/02/09 (a)(b)	4,600	4,600
El Camino Hospital District
GO Bonds
Series 2006
0.17%, 07/02/09 (a)(b)(c)(d)	8,610	8,610
0.22%, 07/02/09 (a)(b)(c)(d)	3,180	3,180
Elk Grove USD
Community Facilities District No.1 Special Tax Bonds (Election of 1998)
Series 2005
0.17%, 07/02/09 (a)(b)(c)(d)	16,930	16,930
Elsinore Valley Municipal Water District
COP
Series 2007A
0.11%, 07/02/09 (a)(b)(c)(d)	12,945	12,945
Refunding COP
Series 2008A
0.43%, 07/02/09 (a)(b)	15,670	15,670
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts)
Series 2002A
0.34%, 07/02/09 (a)(b)(f)	87,715	87,715
Escondido
M/F Housing RB (Via Roble Apts)
Series 2003A
0.30%, 07/02/09 (a)(b)	6,900	6,900

18 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fontana USD
GO Bonds (Election of 2006)
Series B
0.85%, 07/02/09 (a)(b)(c)(d)	3,330	3,330
Foothill-DeAnza Community College District
GO Bonds (Election of 1999)
Series B
0.22%, 07/02/09 (a)(c)(d)	12,355	12,355
GO Bonds (Election of 1999)
Series C
0.17%, 07/02/09 (a)(c)(d)	20,975	20,975
GO Bonds (Election of 2006)
Series A
0.22%, 07/02/09 (a)(c)(d)	7,812	7,812
Foothill-Eastern Transportation Corridor Agency
Toll Road RB
Series 1995A
0.44%, 01/01/10 (b)	7,500	7,708
Fresno Cnty
TRAN 2009-2010
0.45%, 06/30/10 (e)	19,000	19,292
Fresno IDA
IDRB (Keiser Corp)
Series 1997
0.70%, 07/01/09 (a)(b)	965	965
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
0.22%, 07/02/09 (a)(b)(c)(d)	6,980	6,980
0.40%, 07/02/09 (a)(b)(c)(d)	33,940	33,940
0.40%, 07/02/09 (a)(b)(c)(d)	23,065	23,065
Golden West Schools Financing Auth
GO RB (Beverly Hills USD)
Series 2005
1.60%, 07/02/09 (a)(c)(d)	17,525	17,525
Hayward
M/F Housing RB (Lord Tennyson Apts)
Series 2005A
0.22%, 07/02/09 (a)(b)	13,915	13,915
Hayward Housing Auth
M/F Mortgage Refunding RB (Huntwood Terrace Apts)
Series 1993A
0.13%, 07/01/09 (a)(b)	4,955	4,955
Hemet USD
COP
Series 2006
0.93%, 07/02/09 (a)(b)	6,000	6,000
Hercules Public Financing Auth
Lease RB
Series 2003A
0.43%, 07/02/09 (a)(b)	6,630	6,630
Huntington Beach
M/F Housing RB (Five Points Srs)
Series 1991A
0.34%, 07/02/09 (a)(b)	9,500	9,500
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts)
Series 1994A
0.34%, 07/02/09 (a)(b)	4,600	4,600
Irvine
Lease RB (Capital Improvement)
Series 1985
0.17%, 07/02/09 (a)(b)	8,570	8,570
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 93-14)
Series 2000
0.32%, 07/01/09 (a)(b)	1,700	1,700
Limited Obligation Improvement Bonds (Assessment District No. 97-16)
Series 1997
0.25%, 07/01/09 (a)(b)	1,100	1,100
Kern Community College Safety, Repair & Improvement District
GO Bonds (Election of 2002)
Series 2006
0.17%, 07/02/09 (a)(b)(c)(d)	17,130	17,130
Loma Linda
RB (Loma Linda Univ Medical Center)
Series 2007B2
0.30%, 07/02/09 (a)(b)	12,600	12,600
RB (Loma Linda Univ Medical Center)
Series 2008B
0.30%, 07/02/09 (a)(b)	4,000	4,000
Long Beach
Subordinate Airport Revenue CP Notes
Series A &
Series B
0.50%, 07/16/09 (b)	7,600	7,600
TRAN 2008-2009
2.75%, 09/30/09	41,000	41,124
Long Beach Harbor Department
CP
Series A
1.85%, 07/02/09 (c)	31,400	31,400
Los Angeles
COP (Loyola High School of Los Angeles)
Series 2005A
0.43%, 07/02/09 (a)(b)	7,660	7,660
COP (Windward School)
Series 2007A
0.43%, 07/02/09 (a)(b)	17,075	17,075
M/F Housing RB
Series 1985K
0.20%, 07/07/09 (a)(b)	752	752
M/F Housing RB (Beverly Park Apts)
Series 1988A
0.30%, 07/02/09 (a)(b)	15,500	15,500
M/F Housing RB (Fountain Park)
Series 1999P
0.30%, 07/02/09 (a)(b)	9,800	9,800
M/F Housing Refunding RB (Tri-City)
Series 2001I
0.45%, 07/02/09 (a)(b)	1,800	1,800
Wastewater System Refunding RB
Series 2002A
1.61%, 07/02/09 (a)(c)(d)	7,685	7,685
3.00%, 07/02/09 (a)(c)(d)	16,445	16,445
Wastewater System Refunding RB
Series 2003A
0.35%, 07/02/09 (a)(c)(d)	9,620	9,620
Wastewater System Refunding RB
Series 2005A
0.55%, 07/02/09 (a)(c)(d)	5,725	5,725

See financial notes 19

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wastewater System Refunding RB
Series 2009A
0.23%, 07/02/09 (a)(c)(d)	7,500	7,500
Wastewater System Subordinate Refunding RB
Series 2008F2
0.25%, 07/02/09 (a)(b)	5,000	5,000
Los Angeles Cnty
TRAN 2009-2010
Series A
0.80%, 06/30/10 (e)	83,000	84,395
Los Angeles Cnty Housing Auth
M/F Housing RB (Castaic Sr Apts)
Series 2003C
0.30%, 07/02/09 (a)(b)	9,300	9,300
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2001B
0.35%, 07/02/09 (a)(c)(d)	18,440	18,440
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2008A2
0.30%, 07/02/09 (a)(c)	34,725	34,725
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2008A3
0.75%, 07/02/09 (a)(c)(e)	8,500	8,500
Second Sr Sales Tax RB (Proposition C)
Series 2004A
0.35%, 07/02/09 (a)(c)(d)	38,665	38,665
Second Sr Sales Tax Refunding RB (Proposition C)
Series 1993A
2.00%, 07/02/09 (b)	8,000	8,000
Second Subordinate Sales Tax Revenue CP
Series A
1.80%, 07/02/09 (b)	30,389	30,389
2.00%, 07/02/09 (b)	47,343	47,343
Subordinate Sales Tax Revenue CP Notes (Proposition C)
Series ATE
0.53%, 08/05/09 (b)	22,000	22,000
0.37%, 09/03/09 (b)	4,500	4,500
Los Angeles Cnty Sanitation Districts Financing Auth
RB (Capital Projects)
Series 2005B
0.40%, 07/02/09 (a)(b)(c)(d)	15,670	15,670
Los Angeles Community College District
GO Bonds (2001 Election)
Series 2007A
0.33%, 07/02/09 (a)(c)(d)	39,600	39,600
GO Bonds (2001 Election)
Series 2008E1
0.25%, 07/02/09 (a)(c)(d)	11,250	11,250
GO Bonds (2003 Election)
Series 2006E
0.55%, 07/02/09 (a)(c)(d)	4,785	4,785
GO Bonds (2003 Election)
Series 2008F1
0.23%, 07/02/09 (a)(c)(d)	4,495	4,495
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building Project)
Series 2001A
0.34%, 07/02/09 (a)(b)	3,455	3,455
M/F Housing Refunding RB (Promenade Towers)
Series 2000
0.25%, 07/02/09 (a)(b)	2,375	2,375
Los Angeles Dept of Airports
Airport Sr RB
Series 2008A
0.25%, 07/02/09 (a)(c)(d)	12,360	12,360
0.25%, 07/02/09 (a)(c)(d)	5,525	5,525
0.38%, 07/02/09 (a)(c)(d)	11,320	11,320
0.38%, 07/02/09 (a)(c)(d)	7,975	7,975
Los Angeles Dept of Water & Power
Power System RB
Series 2001A1
0.45%, 07/02/09 (a)(c)(d)	24,750	24,750
Power System RB
Series 2002A8
0.20%, 07/02/09 (a)(c)	28,900	28,900
Power System RB
Series 2005A1
0.17%, 07/02/09 (a)(b)(c)(d)	8,090	8,090
0.35%, 07/02/09 (a)(c)(d)	5,000	5,000
Power System RB
Series 2005A2
0.25%, 07/02/09 (a)(c)(d)	11,600	11,600
Power System Revenue CP Notes
0.35%, 09/09/09 (c)	47,500	47,500
0.30%, 09/30/09 (c)	33,000	33,000
Water System RB
Series 2006A1
0.35%, 07/02/09 (a)(c)(d)	25,000	25,000
Water System RB
Series 2006A2
0.45%, 07/02/09 (a)(c)(d)	45,700	45,700
Water System RB
Series 2009A
0.23%, 07/02/09 (a)(c)(d)	4,445	4,445
Water Works RB Issue of 1999
0.63%, 10/15/09 (b)	18,870	19,356
0.63%, 10/15/09 (b)	12,940	13,275
Los Angeles Harbor
RB
Series 2006D
0.25%, 07/02/09 (a)(c)(d)	7,390	7,390
Refunding RB
Series 2002A
1.05%, 08/01/09	5,025	5,044
Refunding RB
Series 2006B
0.46%, 07/02/09 (a)(c)(d)	3,060	3,060
1.76%, 07/02/09 (a)(c)(d)	13,585	13,585
Los Angeles IDA
IDRB (KH Enerprises)
Series 2008
0.55%, 07/01/09 (a)(b)	1,755	1,755
RB (AAA Packing & Shipping)
Series 2000
0.35%, 07/02/09 (a)(b)	3,000	3,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP
Series A1
0.35%, 07/24/09 (b)	21,000	21,000

20 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Los Angeles USD
GO Bonds (Election of 2002)
Series 2007B & GO Refunding Bonds
Series 2007B
0.45%, 07/02/09 (a)(c)(d)	7,290	7,290
GO Bonds (Election of 2002)
Series 2007C
0.27%, 07/02/09 (a)(c)(d)	8,250	8,250
GO Bonds (Election of 2002)
Series 2007C, GO Bonds (Election of 2004)
Series 2005E, 2006F&G & 2007H, GO Refunding Bonds
Series 2005A1
0.22%, 07/02/09 (a)(c)(d)	10,450	10,450
GO Bonds (Election of 2002)
Series 2009D
0.63%, 01/01/10	1,800	1,817
GO Bonds (Election of 2002)
Series 2009D & GO Bonds (Election of 2004)
Series 2009I
0.30%, 07/02/09 (a)(c)(d)	4,160	4,160
GO Bonds (Election of 2004)
Series 2004H
0.35%, 07/02/09 (a)(c)(d)	24,750	24,750
GO Bonds (Election of 2004)
Series 2006F
1.00%, 09/10/09 (b)(c)(d)	25,990	25,990
GO Bonds (Election of 2004)
Series 2007H
0.35%, 07/02/09 (a)(c)(d)	13,200	13,200
GO Bonds (Election of 2004)
Series 2009I
0.23%, 07/02/09 (a)(c)(d)	6,920	6,920
0.63%, 01/01/10	3,750	3,785
GO Bonds (Election of 2005)
Series 2009F
0.63%, 01/01/10	1,035	1,045
GO Refunding Bonds
Series 2007A1
0.25%, 07/02/09 (a)(c)(d)	7,000	7,000
0.25%, 07/02/09 (a)(c)(d)	7,000	7,000
0.40%, 07/02/09 (a)(c)(d)	13,735	13,735
0.45%, 07/02/09 (a)(c)(d)	13,000	13,000
GO Refunding Bonds
Series 2007A2
0.65%, 12/10/09 (c)(d)	11,810	11,810
TRAN 2008-2009
Series A
1.52%, 07/30/09	97,000	97,113
Madera Cnty
Lease RB (Madera Municipal Golf Course Refinancing)
Series 1993
0.23%, 07/02/09 (a)(b)	2,595	2,595
Madera/West Contra Costa/Santa Ana USDs & Tulare Joint/San Mateo Union High SDs
GO Bonds (Election of 2002)
Series 2005
0.29%, 07/02/09 (a)(b)(c)(d)	14,390	14,390
Modesto
Water Refunding Revenue COP
Series 2008A
0.17%, 07/02/09 (a)(b)(c)(d)	37,335	37,335
Morgan Hill Redevelopment Agency
Tax Allocation Bonds (Oyo De Agua Redevelopment Area)
Series 2008A
0.13%, 07/02/09 (a)(b)	16,795	16,795
Mountain View/Los Altos Union High SD
TRAN 2009
0.40%, 06/30/10 (e)	5,000	5,000
Mt. Diablo USD
TRAN 2008
1.24%, 11/20/09	14,000	14,081
Murrieta Valley USD
COP (School Facility Bridge Funding) 2009
0.86%, 05/03/10 (b)	53,000	53,484
Napa Valley Community College District
GO Bonds (Election of 2002)
Series B
0.22%, 07/02/09 (a)(b)(c)(d)	4,925	4,925
Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008D
0.24%, 07/01/09 (a)(b)	7,300	7,300
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008E
0.24%, 07/01/09 (a)(b)	9,950	9,950
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008F
0.24%, 07/01/09 (a)(b)	37,300	37,300
Newport-Mesa USD
GO Bonds (Election of 2005)
Series 2007
0.17%, 07/02/09 (a)(c)(d)	31,425	31,425
Norwalk-La Mirada USD
COP (2006 School Facility Bridge Funding Program)
3.00%, 07/02/09 (a)(b)(c)	4,100	4,100
Oakland
RB (1800 Harrison Foundation)
Series 1999A
1.08%, 01/01/10 (b)	13,825	14,164
RB (1800 Harrison Foundation)
Series 1999B
1.10%, 01/01/10 (b)	13,470	13,799
Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum)
Series 2000C1
0.30%, 07/01/09 (a)(b)	21,000	21,000
Oceanside
M/F Mortgage RB (Riverview Springs Apts)
Series 1990A
0.34%, 07/02/09 (a)(b)	13,370	13,370
Ontario Housing Auth
M/F Housing RB (Parc Vista)
Series 2006B
0.34%, 07/02/09 (a)(b)	6,960	6,960
M/F Housing RB (Terrace View)
Series 2006A
0.34%, 07/02/09 (a)(b)	6,240	6,240

See financial notes 21

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Orange Cnty
COP (Florence Crittenton Services)
Series 1990
0.17%, 07/01/09 (a)(b)	3,500	3,500
TRAN 2009-2010
Series A
0.40%, 06/30/10 (e)	50,000	50,795
Orange Cnty Housing Auth
Apartment Development RB (Lantern Pines)
Series 1985CC
0.31%, 07/01/09 (a)(b)(e)	5,210	5,210
Orange Cnty Sanitation District
COP
Series 2003
0.27%, 07/02/09 (a)(c)(d)	3,595	3,595
COP
Series 2007B
0.20%, 07/02/09 (a)(c)(d)	7,788	7,789
0.35%, 07/02/09 (a)(c)(d)	6,980	6,980
0.45%, 07/02/09 (a)(c)(d)	16,665	16,665
Refunding COP
Series 2008C
0.98%, 12/10/09	17,000	17,114
Oxnard Financing Auth
Lease RB
Series 2003B
0.30%, 07/02/09 (a)(b)	6,320	6,320
Lease RB (Civic Center Phase 2)
Series 2006
0.30%, 07/02/09 (a)(b)	11,520	11,520
Wastewater RB
Series 2004B
0.30%, 07/02/09 (a)(b)	11,565	11,565
Water Revenue Project Bonds
Series 2006
0.95%, 08/13/09 (b)(c)(d)	20,665	20,665
Palomar Pomerado Health
GO Bonds (Election of 2004)
Series 2007A
0.22%, 07/02/09 (a)(b)(c)(d)	10,380	10,380
0.29%, 07/02/09 (a)(b)(c)(d)	11,615	11,615
Pasadena
Refunding COP
Series 2008A
0.25%, 07/02/09 (a)(b)	8,545	8,545
Petaluma Community Development Commission
M/F Housing RB (Oakmont)
Series 1996A
0.48%, 07/02/09 (a)(b)	3,050	3,050
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts)
Series 1998A
0.80%, 07/02/09 (a)(b)	4,959	4,959
Pittsburg Redevelopment Agency
Subordinate Tax Allocation Bonds (Los Medanos Community Development)
Series 2004A
0.40%, 07/01/09 (a)(b)	3,200	3,200
Placer Cnty Water Agency
Second Sr Water Revenue COP
Series 2007
0.65%, 12/10/09 (b)(c)(d)	12,555	12,555
Pleasanton
M/F Housing RB (Busch Sr Housing)
Series 2003A
0.30%, 07/02/09 (a)(b)	2,360	2,360
Port of Oakland
CP
Series D
0.40%, 08/10/09 (b)	45,400	45,400
Rancho Water District Financing Auth
Refunding RB
Series 2008B
0.16%, 07/01/09 (a)(b)	4,500	4,500
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts)
Series 2004A
0.34%, 07/02/09 (a)(b)	10,890	10,890
Riverside
Electric Refunding RB
Series 2008A
0.17%, 07/01/09 (a)(b)	15,000	15,000
Electric Refunding RB
Series 2008C
0.17%, 07/01/09 (a)(b)	14,300	14,300
Refunding COP (Riverside Renaissance)
Series 2008
0.25%, 07/02/09 (a)(b)	16,400	16,400
Riverside Cnty
S/F Mortgage RB (GNMA Mortgage- Backed Securities Program)
Series 1989A
1.76%, 07/02/09 (a)(b)(c)(d)	6,870	6,870
Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts)
Series 1989C
0.34%, 07/02/09 (a)(b)	9,000	9,000
Riverside Cnty Transportation Commission
CP Notes (Limited Tax Bonds)
0.42%, 07/15/09 (b)	10,000	10,000
0.35%, 08/04/09 (b)	28,000	28,000
Sales Tax RB
Series 2008A1
1.45%, 12/01/09	3,300	3,352
1.19%, 12/01/09	15,000	15,235
1.18%, 12/01/09	15,000	15,235
1.29%, 12/01/09	500	508
Sales Tax RB
Series 2008A2
1.32%, 12/01/09	750	758
Riverside Community College District
GO Bonds (Election of 2004)
Series 2007C
0.45%, 07/02/09 (a)(c)(d)	8,600	8,600
0.60%, 07/02/09 (a)(c)(d)	5,940	5,940
Roseville
Electric System Revenue COP
Series 2002
0.75%, 07/02/09 (a)(b)(c)	4,375	4,375
Sacramento Cnty
COP (Animal Care/Youth Detention Facilities)
Series 2007
1.00%, 09/10/09 (b)(c)(d)	21,265	21,265

22 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Ashford Heights Apts)
Series 2006H
0.30%, 07/02/09 (a)(b)	21,850	21,850
Special Facilities Airport RB (Cessna Aircraft)
Series 1998
0.34%, 07/02/09 (a)(b)	8,800	8,800
TRAN
Series 2008A
1.50%, 08/07/09	25,000	25,031
Sacramento Cnty Housing Auth
M/F Housing RB (Hastings Park Apts)
Series 2004G
0.30%, 07/02/09 (a)(b)	16,500	16,500
M/F Housing RB (Logan Park Apts)
Series 2007E
0.34%, 07/02/09 (a)(b)	24,000	24,000
M/F Housing Refunding RB (Chesapeake Commons Apts)
Series 2001C
0.34%, 07/02/09 (a)(b)	33,000	33,000
Sacramento Cnty Sanitation District Financing Auth
RB
Series 2005
0.55%, 07/02/09 (a)(c)(d)	3,325	3,325
Refunding RB
Series 2007B
0.27%, 07/02/09 (a)(c)(d)	30,000	30,000
0.33%, 07/02/09 (a)(b)(c)(d)	7,800	7,800
Subordinate Lien Refunding RB
Series 2008E
0.20%, 07/01/09 (a)(b)	3,200	3,200
Sacramento Finance Auth
Refunding RB (Master Lease Program Facilities)
Series 2006E
0.23%, 07/02/09 (a)(b)(c)(d)	15,540	15,540
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G
0.30%, 07/02/09 (a)(b)	17,200	17,200
M/F Housing RB (Carlton Plaza of Sacramento Sr Apts)
Series 2003E
0.34%, 07/02/09 (a)(b)	14,000	14,000
M/F Housing RB (Hurley Creek Sr Apts)
Series 2006E
0.30%, 07/02/09 (a)(b)	10,265	10,265
M/F Housing RB (St Anton Building Apts)
Series 2003I
0.30%, 07/02/09 (a)(b)	8,000	8,000
M/F Housing RB (Valencia Point Apts)
Series 2006I
0.30%, 07/02/09 (a)(b)	5,150	5,150
Sacramento Municipal Utility District
CP
Series J
0.32%, 09/09/09 (b)	6,500	6,500
Electric Refunding RB
Series 2008U
0.68%, 07/02/09 (a)(b)(c)(d)	15,500	15,500
Subordinated Electric Refunding RB
Series 2008J
0.22%, 07/02/09 (a)(b)	41,600	41,600
Subordinated Electric Refunding RB
Series 2008K
0.17%, 07/02/09 (a)(b)	33,500	33,500
Sacramento Suburban Water District
COP
Series 2004
0.75%, 07/01/09 (a)(b)(c)	22,175	22,175
Sacramento Transportation Auth
Measure A Sales Tax Revenue Notes (Limited Tax Bonds)
Series 2007A
0.45%, 10/01/09	13,000	13,149
San Bernardino Cnty
TRAN 2009-2010
Series A
0.40%, 06/30/10 (e)	29,000	29,461
San Bernardino Community College District
GO Bonds (Election of 2002)
Series C
0.45%, 07/02/09 (a)(c)(d)	9,335	9,335
GO Bonds (Election of 2008)
Series B
0.30%, 07/02/09 (a)(c)(d)	37,145	37,145
San Diego
TRAN 2009-2010
Series B
0.52%, 01/29/10 (e)	10,000	10,085
TRAN 2009-2010
Series C
0.54%, 04/30/10 (e)	9,635	9,751
San Diego Cnty
COP (San Diego Jewish Academy)
0.55%, 07/02/09 (a)(b)	8,825	8,825
San Diego Cnty & School Districts Pool Program
TRAN
Series 2009A
0.37%, 06/30/10 (e)	39,000	39,627
0.40%, 06/30/10	20,000	20,322
San Diego Cnty Regional Airport Auth
Airport Refunding RB
Series 2005
0.25%, 07/02/09 (a)(b)(c)(d)	1,195	1,195
Subordinate Airport Revenue CP Notes
Series A&B
0.45%, 10/07/09 (b)	15,000	15,000
0.52%, 12/03/09 (b)	22,254	22,254
San Diego Cnty Regional Transportation Commission
Sales Tax RB (Limited Tax)
Series 2008A
0.35%, 07/02/09 (a)(c)	26,530	26,530
San Diego Cnty Water Auth
CP 2006
Series 2
0.50%, 07/08/09 (c)	14,500	14,500
0.45%, 07/22/09 (c)	10,500	10,500
0.45%, 08/27/09 (c)	14,000	14,000
0.30%, 09/09/09 (c)	19,500	19,500
0.30%, 09/16/09 (c)	50,000	50,000
CP 2006
Series 3
1.15%, 07/02/09 (c)	3,250	3,250
Water Revenue COP
Series 2004A
0.55%, 07/02/09 (a)(c)(d)	8,710	8,710

See financial notes 23

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Water Revenue COP
Series 2008A
0.33%, 07/02/09 (a)(c)(d)	16,890	16,890
0.35%, 07/02/09 (a)(c)(d)	23,680	23,680
San Diego Housing Auth
M/F Housing RB (Bay Vista Apts)
Series 2008A
0.30%, 07/02/09 (a)(b)	4,800	4,800
M/F Housing RB (Hillside Garden Apts)
Series 2004B
0.30%, 07/02/09 (a)(b)	9,000	9,000
M/F Housing RB (Villa Nueva Apts)
Series 2007F
0.30%, 07/02/09 (a)(b)	34,100	34,100
M/F Mortgage Refunding RB (Creekside Villa Apts)
Series 1999B
0.34%, 07/02/09 (a)(b)	6,000	6,000
San Francisco
GO Bonds (San Francisco General Hospital Improvement Bonds 2008)
Series 2009A
0.30%, 07/02/09 (a)(c)(d)	35,905	35,905
GO Refunding Bonds
Series 2008R1
0.55%, 06/15/10	4,000	4,169
GO Refunding Bonds (Laguna Honda Hospital)
Series 2008R3
0.50%, 07/02/09 (a)(c)(d)	3,000	3,000
M/F Housing RB (Carter Terrace Apts)
Series 2002B
0.50%, 07/02/09 (a)(b)	740	740
M/F Housing Refunding RB (City Heights Apts)
Series 1997A
0.30%, 07/01/09 (a)(b)	20,800	20,800
San Francisco Airport Commission
Second Series Refunding RB Issue 34E
0.25%, 07/02/09 (a)(b)(c)(d)	5,120	5,120
Second Series Refunding RB Issue 37C
1.00%, 07/01/09 (a)(b)(c)	16,750	16,750
Second Series Revenue Notes
Series 2008A1
0.95%, 05/01/10	2,000	2,063
1.72%, 05/01/10	10,000	10,317
1.75%, 05/01/10	6,625	6,835
Second Series Revenue Notes
Series 2008A2
1.72%, 05/01/10	10,000	10,393
1.72%, 05/01/10	3,000	3,118
Second Series Revenue Notes
Series 2008B
1.50%, 12/01/09	17,640	17,749
Subordinate CP Notes
Series A
0.40%, 09/03/09 (b)	15,775	15,775
0.45%, 09/03/09 (b)	10,430	10,430
0.50%, 09/03/09 (b)	21,650	21,650
Subordinate CP Notes
Series B
0.55%, 08/18/09 (b)	24,500	24,500
San Francisco Bay Area Rapid Transit District
GO Bonds (Election of 2004)
Series 2007B
0.23%, 07/02/09 (a)(c)(d)	15,935	15,935
0.30%, 07/02/09 (a)(c)(d)	9,900	9,900
Sales Tax Refunding RB
Series 2005A
0.55%, 07/02/09 (a)(c)(d)	13,400	13,400
Sales Tax Refunding RB
Series 2006A
0.55%, 07/02/09 (a)(c)(d)	6,125	6,125
San Francisco City & Cnty Redevelopment Agency
M/F Housing RB (Bayside Village) Issue D
Series 1985A
0.19%, 07/01/09 (a)(b)	21,000	21,000
San Francisco Finance Corp
Lease Refunding RB (Moscone Center Expansion)
Series 2008–1
0.25%, 07/02/09 (a)(b)	29,880	29,880
Lease Refunding RB (Moscone Center Expansion)
Series 2008–2
0.25%, 07/02/09 (a)(b)	8,750	8,750
San Francisco Public Utilities Commission
Wastewater CP
0.65%, 08/06/09 (b)	2,500	2,500
Water CP
0.38%, 08/12/09 (b)	29,500	29,500
0.53%, 08/27/09 (b)	11,800	11,800
0.45%, 09/03/09 (b)	15,200	15,200
0.32%, 09/10/09 (b)	39,500	39,500
San Francisco Redevelopment Agency
M/F Housing RB (Derek Silva Community)
Series 2002D
0.50%, 07/02/09 (a)(b)	2,445	2,445
M/F Housing RB (Third & Mission)
Series 1999C
0.25%, 07/01/09 (a)(b)(f)	54,700	54,700
M/F Housing Refunding RB (Fillmore Center)
Series 1992A2
0.37%, 07/01/09 (a)(b)	3,750	3,750
San Francisco USD
TRAN 2008
0.98%, 11/25/09	10,000	10,082
San Joaquin Cnty Public Facilities Financing Corp
COP (Cnty Administration Building)
Series 2007
1.00%, 09/09/09 (b)(c)(d)	41,005	41,005
San Jose
Airport RB
Series 2007A
0.25%, 07/02/09 (a)(b)(c)(d)	23,070	23,070
0.25%, 07/02/09 (a)(b)(c)(d)	20,870	20,870
0.51%, 07/02/09 (a)(b)(c)(d)	10,720	10,720
GO Bonds
Series 2008
0.60%, 07/02/09 (a)(c)(d)	5,440	5,440
M/F Housing RB (Almaden Family Apts)
Series 2003D
0.30%, 07/02/09 (a)(b)	4,000	4,000

24 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Almaden Lake Village Apts)
Series 1997A
0.34%, 07/02/09 (a)(b)	25,000	25,000
M/F Housing RB (Raintree Apts)
Series 2005A
0.50%, 07/02/09 (a)(b)	10,200	10,200
M/F Housing RB (Siena at Renaissance Square Apts)
Series 1996A
0.30%, 07/02/09 (a)(b)	10,500	10,500
Subordinate CP Notes
Series A
1.90%, 07/02/09 (b)	20,753	20,753
Subordinate CP Notes
Series B
1.83%, 07/02/09 (b)	43,193	43,193
1.85%, 07/02/09 (b)	43,000	43,000
San Jose Financing Auth
Refunding Lease RB (Civic Center)
Series 2006A
0.17%, 07/02/09 (a)(b)(c)(d)	10,600	10,600
Refunding Lease RB (Civic Center)
Series 2008A
0.20%, 07/02/09 (a)(b)	3,455	3,455
San Jose Redevelopment Agency
Subordinate Tax Allocation Bonds (Merged Area Redevelopment)
Series 2005C
0.24%, 07/01/09 (a)(b)	7,270	7,270
Subordinate Tax Allocation Bonds (Merged Area Redevelopment)
Series 2005D
0.30%, 07/01/09 (a)(b)	8,900	8,900
Tax Allocation Refunding Bonds (Merged Area Redevelopment)
Series 2006D
0.46%, 07/02/09 (a)(b)(c)(d)	34,995	34,995
San Jose USD
GO Bonds (Election of 2002)
Series 2005B
0.45%, 07/02/09 (a)(c)(d)	19,800	19,800
San Luis Obispo Cnty Finance Auth
RB (Nacimiento Water)
Series 2007A
0.25%, 07/02/09 (a)(b)(c)(d)	27,320	27,320
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village)
Series 2002A
0.22%, 07/02/09 (a)(b)	13,390	13,390
San Mateo Cnty Community College District
2006 GO Bonds (Election of 2005)
Series B
0.43%, 07/02/09 (a)(c)(d)	8,870	8,870
GO Bonds (Election of 2001)
Series 2005B
1.00%, 07/30/09 (c)(d)	5,625	5,625
2.25%, 07/30/09 (c)(d)	3,205	3,205
GO Bonds (Election of 2001)
Series 2005B & 2006A
0.90%, 09/23/09 (b)(c)(d)	14,020	14,020
GO Bonds (Election of 2005)
Series 2006B
0.22%, 07/02/09 (a)(c)(d)	31,640	31,640
San Mateo Joint Powers Financing Auth
Lease RB (Public Safety)
Series 2007A
0.27%, 07/02/09 (a)(b)	14,750	14,750
Santa Barbara Cnty
TRAN 2009-2010
Series A
0.33%, 06/30/10 (e)	25,000	25,539
Santa Clara Cnty
GO Bonds (Election of 2008)
Series 2009A
0.28%, 07/02/09 (a)(c)(d)	55,260	55,260
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities)
Series 2007K
1.00%, 09/10/09 (b)(c)(d)	47,830	47,830
Refunding Lease RB (Multiple Facilities)
Series 2008M
0.17%, 07/01/09 (a)(b)	26,350	26,350
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts)
Series 2005C
0.50%, 07/02/09 (a)(b)	9,920	9,920
Santa Clara Valley Transportation Auth
Refunding RB (2000 Measure A Sales Tax)
Series 2007A
0.45%, 07/02/09 (a)(c)(d)	9,900	9,900
Refunding RB (2000 Measure A Sales Tax)
Series 2008A
0.22%, 07/02/09 (a)(c)	23,300	23,300
Santa Cruz Cnty
TRAN 2009-2010
0.50%, 07/08/10 (e)	10,000	10,149
Santa Fe Springs IDA
IDRB (Tri-West)
Series 1983
0.50%, 07/01/09 (a)(b)	4,000	4,000
Santa Rosa Housing Auth
M/F Housing RB (Quail Run Apts)
Series 1997A
0.53%, 07/02/09 (a)(b)	7,490	7,490
Simi Valley USD
GO Bonds (Election of 2004)
Series 2007C
0.17%, 07/02/09 (a)(b)(c)(d)	7,910	7,910
Sonoma Cnty Jr College District
GO Bonds (Election of 2002)
Series B
0.17%, 07/02/09 (a)(b)(c)(d)	21,275	21,275
Southern California Home Financing Auth
S/F Mortgage RB
Series 2004A
0.79%, 07/01/09 (a)(c)	17,200	17,200
S/F Mortgage RB
Series 2004B
0.79%, 07/01/09 (a)(c)	22,650	22,650
0.79%, 07/01/09 (a)(c)	58,930	58,930
Southern California Metropolitan Water District
Water RB
Series 1997B
0.25%, 07/02/09 (a)(c)	7,500	7,500

See financial notes 25

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Water RB
Series 2005C
0.25%, 07/02/09 (a)(c)(d)	8,970	8,970
Water RB
Series 2006A
0.23%, 07/02/09 (a)(c)(d)	2,225	2,225
0.25%, 07/02/09 (a)(c)(d)	13,050	13,050
0.30%, 07/02/09 (a)(c)(d)(f)	50,000	50,000
Water Refunding RB
Series 2004A1
0.17%, 07/02/09 (a)(c)	20,925	20,925
Water Refunding RB
Series 2004C
0.75%, 07/02/09 (a)(c)	7,470	7,470
Water Refunding RB
Series 2008A1
0.25%, 07/02/09 (a)(c)	21,095	21,095
Water Refunding RB
Series 2009A1
0.00%, 06/01/10	55,000	55,000
Water Refunding RB
Series 2009A2
0.00%, 06/01/10	40,000	40,000
Water Refunding RB
Series 2009B
0.25%, 07/02/09 (a)(c)(d)	11,445	11,445
Southern California Public Power Auth
Refunding RB (Magnolia Power)
Series 2009 2
0.24%, 07/01/09 (a)(b)	24,945	24,945
Revenue Notes (Canyon Power)
Series 2008A
1.00%, 12/02/09	25,000	25,157
Subordinate Refunding RB (Palo Verde)
Series 2008A
0.14%, 07/01/09 (a)(b)	2,400	2,400
Stanton
M/F RB (Continental Gardens Apts)
Series 1997
4.25%, 08/01/09 (b)	4,225	4,230
Stockton Public Finance Auth
Lease RB (Building Acquisition Financing)
Series 2007A
2.32%, 07/02/09 (a)(b)(c)	31,365	31,365
Univ of California
CP Notes
Series A
0.40%, 11/05/09	44,000	44,000
General RB
Series 2005C
0.60%, 07/02/09 (a)(c)(d)	7,500	7,500
General RB
Series 2005F
0.27%, 07/02/09 (a)(c)(d)	5,000	5,000
General RB
Series 2007J
0.35%, 07/02/09 (a)(c)(d)	6,505	6,505
0.35%, 07/02/09 (a)(c)(d)	6,200	6,200
0.35%, 07/02/09 (a)(c)(d)	39,365	39,365
General RB
Series 2008L
0.23%, 07/02/09 (a)(c)(d)	4,320	4,320
General RB
Series 2009O
0.23%, 07/02/09 (a)(c)(d)	16,000	16,000
0.25%, 07/02/09 (a)(c)(d)	10,000	10,000
Limited Project RB
Series 2005B
0.17%, 07/02/09 (a)(b)(c)(d)	10,300	10,300
0.35%, 07/02/09 (a)(c)(d)	6,470	6,470
0.45%, 07/02/09 (a)(c)(d)	49,500	49,500
Limited Project RB
Series 2007D
0.45%, 07/02/09 (a)(c)(d)	40,095	40,095
Medical Center Pooled RB
Series 2007C2
0.34%, 07/02/09 (a)(c)(d)	20,615	20,615
Upland USD
GO Bonds (Election of 2008)
Series A
0.22%, 07/02/09 (a)(b)(c)(d)	8,767	8,767
Ventura Cnty
TRAN 2009-2010
0.37%, 07/01/10 (e)	30,000	30,637
Vernon Natural Gas Financing Auth
RB (Vernon Gas)
Series 2006A1
0.36%, 08/03/09 (b)	13,765	13,822
RB (Vernon Gas)
Series 2006A2
0.35%, 08/03/09 (b)	14,725	14,786
0.51%, 08/03/09 (b)	1,880	1,888
RB (Vernon Gas)
Series 2006A3
0.36%, 08/03/09 (b)	11,720	11,769
West Contra Costa USD
GO Bonds (Election of 2002)
Series C
0.17%, 07/02/09 (a)(b)(c)(d)	10,545	10,545
West Hills Community College District
COP (2008 Refunding Project)
0.30%, 07/01/09 (a)(b)	10,000	10,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living)
Series 2000A
0.80%, 07/02/09 (a)(b)	6,890	6,890
Subordinate Tax Allocation Bonds (Police Facility)
Series 2009
0.25%, 07/02/09 (a)(b)(c)(d)	15,875	15,875
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital)
Series 2009C
0.16%, 07/01/09 (a)(b)	5,700	5,700
Refunding RB (Whittier College)
Series 2008
0.18%, 07/02/09 (a)(b)	16,000	16,000
William S. Hart Union High SD
COP (2001 School Facility Bridge Funding Program)
1.35%, 07/02/09 (a)(b)(c)	2,815	2,815
1.35%, 07/02/09 (a)(b)(c)	4,215	4,215
1.35%, 07/02/09 (a)(b)(c)	11,940	11,940
GO Bonds (2008 Election)
Series A
0.34%, 07/02/09 (a)(b)(c)(d)	19,515	19,515

26 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Yosemite Community College District
GO Bonds (Election of 2004)
Series 2008C
0.35%, 07/02/09 (a)(b)(c)(d)	2,000	2,000
Yuba USD
TRAN 2008
1.32%, 11/25/09	5,000	5,033

		8,784,714

Puerto Rico 0.2%
Puerto Rico
GO Public Improvement Refunding Bonds
Series 2007A2
1.25%, 07/02/09 (a)(b)(c)	735	735
TRAN
Series 2009A2
1.65%, 07/30/09 (b)	7,000	7,007
Puerto Rico Aqueduct & Sewer Auth
RB
Series A
0.47%, 07/02/09 (a)(b)(c)(d)	3,500	3,500
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.49%, 07/01/09 (a)(b)	4,000	4,000
Transportation Refunding RB
Series N
0.50%, 07/02/09 (a)(b)(c)(d)	4,300	4,300
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB
Series 2000A
0.50%, 07/02/09 (a)(b)(c)(d)	715	715

		20,257

Total Municipal Securities (Cost $8,804,971)		8,804,971

Other Investments 0.2% of net assets
Nuveen Insured California Tax-Free Advantage Municipal Fund
Variable Rate Demand Preferred Shares
Series 1
0.30%, 07/02/09 (a)(b)(d)	17,700	17,700

Total Other Investments (Cost $17,700)		17,700

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $8,822,671.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,747,760 or 31.7% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery security.

COP – Certificate of participation
CP – Commercial paper
GO – General obligation
HFA – Housing finance agency/authority
IDA – Industrial development agency/authority
IDRB – Industrial development revenue bond
M/F – Multi-family
RB – Revenue bond
SD – School district
S/F – Single-family
TRAN – Tax and revenue anticipation note
USD – Unified school district

See financial notes 27

 Schwab California Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$8,822,671
Cash		671
Receivables:
Investments sold		211,005
Interest		18,028
Fund shares sold		3,264
Prepaid expenses	+	865

Total assets		9,056,504

Liabilities
Payables:
Investments bought		372,871
Investment adviser and administrator fees		165
Transfer agent and shareholder services fees		104
Fund shares redeemed		8,687
Distributions to shareholders		107
Trustees’ fees		3
Accrued expenses	+	68

Total liabilities		382,005

Net Assets
Total assets		9,056,504
Total liabilities	−	382,005

Net assets		$8,674,499
Net Assets by Source
Capital received from investors		8,674,295
Net realized capital gains		204

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$5,614,608		5,615,036		$1.00
Value Advantage Shares	$3,059,891		3,059,374		$1.00

28 See financial notes

 Schwab California Municipal Money Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$37,902

Net Realized Gains and Losses
Net realized gains on investments		687

Expenses
Investment adviser and administrator fees		15,142
Transfer agent and shareholder service fees:
Sweep Shares		10,314
Value Advantage Shares		3,824
Temporary Guarantee Program expense		2,050
Portfolio accounting fees		137
Shareholder reports		124
Interest expense		123
Custodian fees		117
Registration fees		107
Professional fees		37
Trustees’ fees		29
Other expenses	+	48

Total expenses		32,052
Expense reduction by adviser and Schwab	—	5,105

Net expenses		26,947

Increase (Decrease) in Net Assets from Operations
Total investment income		37,902
Net expenses	—	26,947

Net investment income		10,955
Net realized gains	+	687

Increase in net assets from operations		$11,642

See financial notes 29

 Schwab California Municipal Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$10,955	$184,109
Net realized gains	+	687	1,600

Increase in net assets from operations		11,642	185,709

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		5,374	96,639
Value Advantage Shares	+	5,581	87,470

Total distributions from net investment income		10,955	184,109

Transactions in Fund Shares*
Shares Sold
Sweep Shares		9,922,934	27,187,350
Value Advantage Shares	+	834,292	5,549,624

Total shares sold		10,757,226	32,736,974

Shares Reinvested
Sweep Shares		5,261	94,165
Value Advantage Shares	+	4,891	76,083

Total shares reinvested		10,152	170,248

Shares Redeemed
Sweep Shares		(10,333,298)	(27,008,125)
Value Advantage Shares	+	(1,702,103)	(6,971,025)

Total shares redeemed		(12,035,401)	(33,979,150)

Net transactions in fund shares		(1,268,023)	(1,071,928)

Net Assets
Beginning of period		9,941,835	11,012,163
Total decrease	+	(1,267,336)	(1,070,328)

End of period		$8,674,499	$9,941,835

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

30 See financial notes

Schwab California AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–
	6/30/09*		12/31/08	12/31/07[1]

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]	0.02	0.00	[2]

Less distributions:
Distributions from net investment income	(0.00)[2]		(0.02)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00

Total return (%)	0.18	[3]	1.65	0.36	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	4, [5]	0.45	0.46	4, [6]
Gross operating expenses	0.65	[4]	0.62	0.73	[4]
Net investment income (loss)	0.36	[4]	1.60	2.72	[4]
Net assets, end of period ($ x 1,000,000)	571		562	278

* Unaudited.

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.45%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.
6 The ratio of net operating expenses would have been 0.45%, if certain non-routine expenses (tax expense) had not been included.

See financial notes 31

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2009, (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.8%	Municipal Securities	564,383	564,383

98.8%	Total Investments	564,383	564,383
1.2%	Other Assets and Liabilities, Net		6,786

100.0%	Net Assets		571,169

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.8% of net assets

California 97.5%
Association of Bay Area Governments
RB (Acacia Creek at Union City)
Series 2008A
0.30%, 07/01/09 (a)(c)	2,000	2,000
RB (Branson School)
Series 2008
0.43%, 07/02/09 (a)(b)	8,000	8,000
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2007F & 2008F1
0.23%, 07/02/09 (a)(c)(d)	5,900	5,900
San Francisco Bay Area Toll Bridge RB
Series 2006F
0.80%, 04/01/10	175	181
0.85%, 04/01/10	380	392
1.00%, 04/01/10	3,700	3,810
San Francisco Bay Area Toll Bridge RB
Series 2006F & 2007F
0.23%, 07/02/09 (a)(c)(d)	2,830	2,830
San Francisco Bay Area Toll Bridge RB
Series 2006 & 2008F1
0.25%, 07/02/09 (a)(c)(d)	8,665	8,665
Berkeley
TRAN 2008-2009
2.25%, 10/29/09	5,000	5,028
California
Economic Recovery Bonds
Series 2004C16
1.00%, 07/01/09 (a)(b)(c)	5,785	5,785
GO Bonds
0.17%, 07/02/09 (a)(b)(c)(d)	4,800	4,800
0.80%, 03/01/10 (b)	5,000	5,206
GO Bonds
Series 2000
0.52%, 05/01/10 (b)	2,530	2,662
GO Bonds
Series 2003C3
0.19%, 07/02/09 (a)(b)	2,700	2,700
GO Refunding Bonds
0.17%, 07/02/09 (a)(b)(c)(d)	4,995	4,995
GO Refunding Bonds
Series 2007
0.22%, 07/02/09 (a)(b)(c)(d)	3,124	3,124
California Dept of Water Resources
Power Supply RB
Series 2002A
0.50%, 05/01/10	7,770	8,092
Power Supply RB
Series 2002C1
0.60%, 07/02/09 (a)(b)	1,300	1,300
Water System RB (Central Valley)
Series W
1.04%, 12/01/09	1,495	1,523
1.10%, 12/01/09	1,745	1,777
California Educational Facilities Auth
RB (Univ of Southern California)
Series 2009A
0.25%, 07/02/09 (a)(c)(d)	2,220	2,220
California Health Facilities Financing Auth
RB (Providence Health & Services)
Series 2008C
0.23%, 07/02/09 (a)(c)(d)	5,020	5,020
RB (Scripps Health)
Series 2008C
0.12%, 07/01/09 (a)(b)	3,550	3,550
RB (Scripps Health)
Series 2008D
0.24%, 07/01/09 (a)(b)	1,000	1,000
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program)
Series 2008
0.46%, 07/02/09 (a)(b)	3,630	3,630
RB (Bay Area Toll Bridges Seismic Retrofit)
Series 2003A
1.61%, 07/02/09 (a)(b)(c)(d)	7,170	7,170
RB (Casa Loma College)
Series 2009
0.60%, 07/02/09 (a)(b)	2,000	2,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (Pacific Gas & Electric)
Series 1996E
0.13%, 07/01/09 (a)(b)	1,400	1,400
California School Cash Reserve Program Auth
COP (2008-2009 TRANS)
Series A
1.65%, 07/06/09 (b)	3,000	3,001
California Statewide Communities Development Auth
M/F Housing Refunding RB (Corporate Fund for Housing/Five Seasons Multiple Facilities)
Series 1999A
0.84%, 12/01/09 (b)	200	211

32 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing Refunding RB (Irvine Apartment Communities)
Series 2008C2 & 2008C3
0.45%, 07/02/09 (a)(b)(c)(d)	2,000	2,000
RB (Center for Early Education)
Series 2001
0.43%, 07/02/09 (a)(b)	3,000	3,000
RB (Kaiser Permanente)
Series 2004E
2.40%, 04/01/10	500	505
3.76%, 04/01/10	2,200	2,229
RB (Kaiser Permanente)
Series 2006D
0.43%, 11/20/09	5,000	5,000
0.43%, 11/20/09	5,000	5,000
0.51%, 08/20/09	3,000	3,000
RB (Kaiser Permanente)
Series 2008B
0.53%, 08/20/09	7,500	7,500
0.65%, 09/03/09	5,000	5,000
RB (National Public Radio)
Series 2002
2.45%, 07/01/09 (a)(b)	1,245	1,245
Chaffey Community College District
GO Bonds (Election of 2002)
Series 2005B
0.60%, 07/02/09 (a)(c)(d)	6,600	6,600
Clovis USD
GO Refunding Bonds 2008
1.59%, 08/01/09	4,110	4,113
Coast Community College District
GO Bonds (Election of 2002)
Series 2006C
0.22%, 07/02/09 (a)(c)(d)	4,845	4,845
Contra Costra Transportation Auth
Subordinate Sales Tax Revenue CP Notes (Limited Tax Bonds)
Series A
0.53%, 08/27/09 (b)	4,945	4,945
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
0.30%, 07/01/09 (a)(b)	1,430	1,430
East Bay Municipal Utility District
Extendible CP (Wastewater Series ) Notes
0.70%, 08/07/09	3,600	3,600
Extendible CP (Water Series ) Notes
0.45%, 07/13/09	3,700	3,700
0.55%, 07/14/09	2,500	2,500
Water System Subordinated Refunding RB
Series 2008A1
0.60%, 07/01/09 (a)(c)	1,000	1,000
Water System Subordinated Refunding RB
Series 2008A3
0.75%, 07/01/09 (a)(c)	750	750
Water System Subordinated Refunding RB
Series 2009A1
0.35%, 03/01/10	4,920	4,920
Water System Subordinated Refunding RB
Series 2009A2
0.35%, 03/01/10	5,490	5,490
Eastern Municipal Water District
Revenue COP
Series 2008G
0.18%, 07/01/09 (a)(c)	2,000	2,000
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2003B
0.63%, 06/01/10 (b)	2,055	2,144
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
0.40%, 07/02/09 (a)(b)(c)(d)	5,000	5,000
Grossmont Union High SD
GO Bonds (Election of 2004)
Series 2006
0.22%, 07/02/09 (a)(c)(d)	2,350	2,350
Irvine
Lease RB (Capital Improvement)
Series 1985
0.17%, 07/02/09 (a)(b)	495	495
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 93-14)
Series 2000
0.32%, 07/01/09 (a)(b)	8,013	8,013
Limited Obligation Improvement Bonds (Assessment District No. 94-17)
Series 1994
0.25%, 07/01/09 (a)(b)	334	334
Irvine Ranch Water District
Consolidated Bonds
Series 2009A
0.10%, 07/02/09 (a)(b)	5,000	5,000
Irvine USD
Special Tax Notes (Portola Springs) 2009
0.25%, 07/01/09 (a)(b)	2,300	2,300
Loma Linda
RB (Loma Linda Univ Medical Center)
Series 2007B1
0.25%, 07/02/09 (a)(b)	8,800	8,800
Los Angeles
GO Bonds
Series 2005A
0.62%, 09/01/09	2,000	2,010
Wastewater System Refunding RB
Series 2002A
3.00%, 07/02/09 (a)(c)(d)	800	800
Wastewater System Refunding RB
Series 2005A
0.35%, 07/02/09 (a)(c)(d)	10,000	10,000
Los Angeles Cnty
TRAN 2009-2010
Series A
0.80%, 06/30/10 (e)	2,000	2,034
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2008A4
0.75%, 07/02/09 (a)(c)	10,765	10,765
Second Sr Sales Tax Refunding RB (Proposition C)
Series 1993A
2.00%, 07/19/09 (b)	2,000	2,000

See financial notes 33

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Los Angeles Dept of Water & Power
Power System RB
Series 2001B1
0.30%, 07/02/09 (a)(c)	1,000	1,000
Power System RB
Series 2001B2
0.20%, 07/02/09 (a)(c)	1,550	1,550
Power System RB
Series 2002A6
0.18%, 07/02/09 (a)(c)	5,000	5,000
Power System RB
Series 2002A8
0.20%, 07/02/09 (a)(c)	3,300	3,300
Water System RB
Series 2006A1
0.35%, 07/02/09 (a)(c)(d)	8,000	8,000
Water System RB
Series 2006A2
0.45%, 07/02/09 (a)(c)(d)	12,500	12,500
Los Angeles Municipal Improvement Corp
Lease Revenue CP
Series A1
0.33%, 07/02/09 (b)	6,735	6,735
0.35%, 07/24/09 (b)	9,000	9,000
0.45%, 08/26/09 (b)	9,000	9,000
Los Angeles USD
GO Bonds (Election of 2002)
Series 2009D & GO Bonds (Election of 2004)
Series 2009I
0.30%, 07/02/09 (a)(c)(d)	4,000	4,000
GO Bonds (Election of 2002)
Series 2007C, GO Bonds (Election of 2004)
Series 2005E, 2006F&G & 2007H, GO Refunding Bonds
Series 2005A1
0.22%, 07/02/09 (a)(c)(d)	900	900
GO Bonds (Election of 2004)
Series 2009I
0.23%, 07/02/09 (a)(c)(d)	5,000	5,000
GO Bonds (Election of 2004)
Series 2007H
1.17%, 07/01/09	2,355	2,355
GO Bonds (Election of 2005)
Series 2007E
1.80%, 07/01/09	2,250	2,250
GO Refunding Bonds
Series 2007A1
0.25%, 07/02/09 (a)(c)(d)	10,100	10,100
0.45%, 07/02/09 (a)(c)(d)	3,235	3,235
Modesto
Water Refunding Revenue COP
Series 2008A
0.17%, 07/02/09 (a)(b)(c)(d)	2,300	2,300
Murrieta Valley USD
COP (School Facility Bridge Funding) 2009
0.86%, 05/03/10 (b)	3,000	3,027
Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008E
0.24%, 07/01/09 (a)(b)	1,650	1,650
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008D
0.24%, 07/01/09 (a)(b)(f)	17,400	17,400
Newport-Mesa USD
GO Bonds (Election of 2005)
Series 2007
0.17%, 07/02/09 (a)(c)(d)	1,180	1,180
Orange Cnty
Apartment Development Refunding RB (Villas Aliento)
Series 1998E
0.25%, 07/02/09 (a)(b)	1,000	1,000
Orange Cnty Sanitation District
COP
Series 2007B
0.35%, 07/02/09 (a)(c)(d)	3,990	3,990
Refunding COP
Series 2008C
0.40%, 12/10/09	3,000	3,020
Oxnard Financing Auth
Water Revenue Project Bonds
Series 2006
0.95%, 08/13/09 (b)(c)(d)	2,995	2,995
Pittsburg Redevelopment Agency
Subordinate Tax Allocation Bonds (Los Medanos Community Development)
Series 2004A
0.40%, 07/01/09 (a)(b)	200	200
Placer Cnty Water Agency
Second Sr Water Revenue COP
Series 2007
0.65%, 12/10/09 (b)(c)(d)	3,000	3,000
Richmond
Wastewater Refunding RB
Series 2008A
0.23%, 07/02/09 (a)(b)	3,000	3,000
Riverside
Electric RB
Series 2008D
0.23%, 07/01/09 (a)(c)(d)	4,750	4,750
Riverside Cnty
COP Type One
Series B
0.20%, 07/01/09 (a)(b)	11,810	11,810
Riverside Cnty Transportation Commission
Sales Tax RB
Series 2008A2
1.55%, 12/01/09	1,000	1,010
1.59%, 12/01/09	2,445	2,469
1.25%, 12/01/09	2,000	2,023
Sales Tax RB
Series 2008A1
1.20%, 12/01/09	3,405	3,459
Roseville
Electric System Revenue Refunding COP
Series 2008A
1.25%, 07/02/09 (a)(b)	1,000	1,000
Roseville Joint Union High SD
GO Bonds (Election of 2004)
Series C
0.22%, 07/02/09 (a)(c)(d)	2,210	2,210

34 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Sacramento Cnty Sanitation District Financing Auth
Refunding RB
Series 2007B
0.27%, 07/02/09 (a)(c)(d)	5,000	5,000
Sacramento Suburban Water District
Refunding Revenue COP
Series 2009A
0.28%, 07/01/09 (a)(b)	6,000	6,000
Sacramento Transportation Auth
Measure A Sales Tax Revenue Notes (Limited Tax Bonds)
Series 2007A
0.45%, 10/01/09	3,000	3,034
0.50%, 10/01/09	300	303
0.60%, 10/01/09	1,500	1,517
0.66%, 10/01/09	2,000	2,017
San Bernardino Cnty
TRAN 2009-2010
Series A
0.40%, 06/30/10 (e)	1,000	1,016
San Diego Cnty & School Districts Pool Program
TRAN
Series 2009A
0.37%, 06/30/10 (e)	1,000	1,016
San Diego Cnty Regional Airport Auth
Subordinate Airport Revenue CP Notes
Series A&B
0.42%, 12/02/09 (b)	1,000	1,000
San Diego Cnty Water Auth
CP 2006
Series 2
0.30%, 10/28/09 (c)	7,500	7,500
0.40%, 10/06/09 (c)	1,000	1,000
CP 2006
Series 3
1.15%, 07/02/09 (c)	10,000	10,000
Water Revenue COP
Series 2008A
0.55%, 07/02/09 (a)(c)(d)	6,840	6,840
San Diego USD
GO Bonds (Election of 1998)
Series 1999A
0.92%, 07/01/09	6,270	6,270
San Francisco
GO Bonds (San Francisco General Hospital Improvement Bonds 2008)
Series 2009A
0.30%, 07/02/09 (a)(c)(d)	3,000	3,000
GO Refunding Bonds
Series 2008R1
0.55%, 06/15/10	1,700	1,772
San Francisco Airport Commission
Subordinate CP Notes
0.40%, 09/03/09 (b)	2,720	2,720
San Francisco Public Utilities Commission
Wastewater CP
0.38%, 10/08/09 (b)	2,000	2,000
Water CP
0.32%, 09/10/09 (b)	5,000	5,000
San Francisco USD
TRAN 2008
0.98%, 11/25/09	2,500	2,521
San Jose Financing Auth
Refunding Lease RB (Civic Center)
Series 2008A
0.20%, 07/02/09 (a)(b)	6,000	6,000
San Mateo Cnty Community College District
GO Bonds (Election of 2005)
Series 2006B
0.22%, 07/02/09 (a)(c)(d)	4,235	4,235
San Mateo Joint Powers Financing Auth
Lease RB (Public Safety)
Series 2007A
0.27%, 07/02/09 (a)(b)	2,650	2,650
Santa Clara Valley Transportation Auth
Refunding RB (2000 Measure A Sales Tax)
Series 2008B
0.20%, 07/02/09 (a)(c)	200	200
Simi Valley USD
GO Bonds (Election of 2004)
Series 2007C
0.17%, 07/02/09 (a)(b)(c)(d)	3,440	3,440
Southern California Metropolitan Water District
Water Refunding RB
Series 2004C
0.75%, 07/02/09 (a)(c)	200	200
Water Refunding RB
Series 2008C
1.61%, 07/01/09	5,830	5,830
Water Refunding RB
Series 2009A2
0.40%, 07/02/09 (a)	5,180	5,180
Southern California Public Power Auth
Revenue Notes (Canyon Power)
Series 2008A
1.00%, 12/02/09	5,000	5,031
Subordinate Refunding RB (Palo Verde)
Series 2008A
0.14%, 07/01/09 (a)(b)	1,100	1,100
Subordinate Refunding RB (Transmission Project)
Series 1991
1.18%, 07/01/09 (a)(b)	3,200	3,200
Sunnyvale
Refunding COP (Government Center Site Acquisition)
Series 2009A
0.30%, 07/02/09 (a)(b)(f)	5,865	5,865
Univ of California
CP Notes
Series A
0.35%, 11/05/09	6,000	6,000
General RB
Series 2007J
0.35%, 07/02/09 (a)(c)(d)	7,665	7,665
0.35%, 07/02/09 (a)(c)(d)	3,045	3,045
General RB
Series 2008L
0.23%, 07/02/09 (a)(c)(d)	1,695	1,695
Ventura Cnty
TRAN 2009-2010
0.37%, 07/01/10 (e)	2,000	2,042
Vernon Natural Gas Financing Auth
RB (Vernon Gas)
Series 2006A2
0.36%, 08/03/09 (b)	6,080	6,105

See financial notes 35

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Vernon Gas)
Series 2006A3
0.45%, 08/03/09 (b)	1,890	1,898
West Contra Costa USD
GO Bonds (Election of 2002)
Series C
0.17%, 07/02/09 (a)(b)(c)(d)	1,500	1,500
West Hills Community College District
COP (2008 Refunding Project)
0.30%, 07/01/09 (a)(b)	4,325	4,325
Westminster Redevelopment Agency
Subordinate Tax Allocation Bonds (Police Facility)
Series 2009
0.25%, 07/02/09 (a)(b)(c)(d)	1,000	1,000
William S. Hart Union High SD
GO Bonds (2008 Election)
Series A
0.34%, 07/02/09 (a)(b)(c)(d)	3,500	3,500

		557,039

Puerto Rico 1.3%
Puerto Rico
TRAN
Series 2009 A2
1.65%, 07/30/09 (b)	4,000	4,004
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB
Series 2000A
0.50%, 07/02/09 (a)(b)(c)(d)	1,640	1,640
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.35%, 07/02/09 (a)(b)(c)(d)	1,700	1,700

		7,344

Total Municipal Securities (Cost $564,383)		564,383

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $564,383.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $184,739 or 32.3% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

COP – Certificate of participation
CP – Commercial paper
GO – General obligation
M/F – Multi-family
RB – Revenue bond
SD – School district
TRAN – Tax and revenue anticipation note
USD – Unified school district

36 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$564,383
Cash		21
Receivables:
Investments sold		11,420
Fund shares sold		1,882
Interest		1,828
Prepaid expenses	+	44

Total assets		579,578

Liabilities
Payables:
Investments bought		6,108
Investment adviser and administrator fees		10
Transfer agent and shareholder services fees		10
Fund shares redeemed		2,216
Distributions to shareholders		25
Trustees’ fees		2
Accrued expenses	+	38

Total liabilities		8,409

Net Assets
Total assets		579,578
Total liabilities	−	8,409

Net assets		$571,169
Net Assets by Source
Capital received from investors		571,134
Distribution in excess of net investment income		(5)
Net realized capital gains		40

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$571,169		571,083		$1.00

See financial notes 37

 Schwab California AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$2,336

Net Realized Gains and Losses
Net realized gains on investments		40

Expenses
Investment adviser and administrator fees		969
Transfer agent and shareholder service fees		609
Temporary Guarantee Program expense		103
Portfolio accounting fees		29
Registration fees		19
Professional fees		18
Trustees’ fees		17
Tax expenses		8
Custodian fees		7
Interest expense		5
Shareholder reports		1
Other expenses	+	3

Total expenses		1,788
Expense reduction by adviser and Schwab	−	440

Net expenses		1,348

Increase (Decrease) in Net Assets from Operations
Total investment income		2,336
Net expenses	−	1,348

Net investment income		988
Net realized gains	+	40

Increase in net assets from operations		$1,028

38 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$988	$7,817
Net realized gains	+	40	41

Increase in net assets from operations		1,028	7,858

Distributions to Shareholders
Distributions from net investment income		994	7,816

Transactions in Fund Shares*
Shares sold		294,349	1,094,601
Shares reinvested		870	6,921
Shares redeemed	+	(285,868)	(817,711)

Net transactions in fund shares		9,351	283,811

Net Assets
Beginning of period		561,784	277,931
Total increase	+	9,385	283,853

End of period		$571,169	$561,784

Distribution in excess of net investment income/Net investment income not yet distributed		($5)	$1

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 39

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab California AMT Tax-Free Money Fund currently offers one share class: Value Advantage Shares.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

40

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

(e) Expenses:

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income every day they are open for business. These distributions are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Corp., under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 30, 2009, the funds adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

 41

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Various inputs are used in determining the value of the funds’ investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2009:

California Municipal Money Fund:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities	$—	$8,804,971	$—	$8,804,971
Other Investment	—	17,700	—	17,700

Total	$—	$8,822,671	$—	$8,822,671

42

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

California AMT Tax-Free Money Fund:

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities	$—	$564,383	$—	$564,383

Total	$—	$564,383	$—	$564,383

*	The funds had no Other Financial Instruments.

3. Risk factors:

Investing in a fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. An investment in a fund is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds. A fund could lose money or underperform as a result of a default on the part of a portfolio investment. The manager’s maturity decisions also will affect a fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. To the extent a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later rule to be taxable, a portion of the fund’s income could become taxable. Any defensive investments in taxable securities and securities whose interest is subject to AMT could generate taxable income. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to a fund’s prospectus for a complete description of the principal risks of investing in the fund.

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009; and on March 31, 2009, the Treasury announced a further extension of the Program for the period May 1, 2009 through September 18, 2009 (together, the “Program Extensions”). According to the Treasury, the Program will not be extended beyond September 18, 2009. The California Municipal Money Fund and California AMT Tax-Free Money Fund, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods. The California Municipal Money Fund and the California AMT Tax-Free Money Fund paid $1,024 and $52, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the California Municipal Money Fund and the California AMT Tax-Free Money Fund paid $1,537 and $77, respectively, to participate in the first extension of the Program, which covered the period December 19, 2008 through April 30, 2009. The California Municipal Money Fund and the California AMT Tax-Free Money Fund paid $1,537 and $77, respectively, to participate in the second Program Extension, which covers the period May 1, 2009 through September 18, 2009. Subject to provisions contained in the guarantee agreement signed by the fund, the Program guarantees that the shareholders in the fund

 43

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

4. U.S. Treasury Temporary Guarantee Program (continued):
       (All dollar amounts are x 1,000)

as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The cost of participating in the Program and the Program Extensions is borne by each participating fund and will not be subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and during the reporting period was the trust’s transfer agent and shareholder services agent. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds. Prior to July 1, 2009, BFDS served as the funds’ sub-transfer agent.

For the transfer agent and shareholder services provided during the reporting period, Schwab received an annual fee payable monthly based on the funds’ average daily net assets as follows:

	Transfer Agent Fees	Shareholder Service Fees

California Municipal Money Fund
Sweep Shares	0.15%	0.20%
Value Advantage Shares	0.05%	0.17%
California AMT Tax-Free Fund	0.05%	0.17%

Effective July 1, 2009, the trust adopted a Shareholder Servicing Plan (the “Plan”) on behalf of certain funds of the trust. Pursuant to the Plan, each fund pays Schwab to provide certain account maintenance, customer liaison and shareholder services to fund shareholders. The California Municipal Money Fund also pays for certain administration services Schwab provides to fund shareholders invested in the Sweep Shares of the fund. Under the Plan, Schwab will be entitled to receive an annual fee payable monthly based on the average daily net assets described as follows:

Shareholder Service Fees

California Municipal Money Fund
Sweep Shares	0.35%
Value Advantage Shares	0.22%
California AMT Tax-Free Fund	0.22%

44

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, for so long as CSIM serves as the investment adviser of the funds as follows:

California Municipal Money Fund
Sweep Shares	0.60%
Value Advantage Shares	0.45%
California AMT Tax-Free Fund	0.45%

These additional agreements may only be amended or terminated with approval of the fund’s Board of Trustees. These agreements ensure that any increase in the funds’ “Other expenses” as a result of the appointment of BFDS as transfer agent and Schwab as a shareholder service provider will be offset by the expense limitation.

In addition, CSIM and Schwab agreed to voluntarily waive an additional 0.005% of the funds’ expenses. This voluntary waiver is for the period from January 1, 2009, through December 31, 2009.

In addition to the contractual expense limitation noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain each fund’s net yield at a certain level as determined by Schwab and the investment adviser. Schwab and the investment adviser may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by a fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. As of June 30, 2009, the balance of the recoupable expenses is as follows:

	California Municipal	California AMT
Expiration	Money Fund	Tax-Free Fund

12/31/2012	$496	$—

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2009, each fund’s aggregate security transactions with other Schwab Funds were as follow:

California Municipal Money Fund	$2,437,648
California AMT Tax-Free Fund	$359,210

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the funds’ Statement of Operations.

7. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an

 45

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):

uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There was no borrowing from the lines of credit for the funds during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	California Municipal	California AMT
Expire	Money Fund	Tax-Free Fund

2013	413	—
2014	70	—

Total	$483	$—

As of December 31, 2008, capital losses utilized to offset capital gains were as follows.

	California Municipal	California AMT
	Money Fund	Tax-Free Fund

Capital losses utilized	$1,600	$—

As of December 31, 2008, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for State purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2008, the funds did not incur any interest or penalties.

9. Subsequent Events:

In accordance with the provision set forth in FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the funds’ financial statements through June 30, 2009. Management has determined that there are no material events that would require disclosure in the funds’ financial statements through August 14, 2009.

46

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including the Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on April 27, 2009 and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the

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context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007;	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

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Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	68	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None

50

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature which reflects the security’s Effective Maturity Date. For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

BAN	Bond anticipation note
COP	Certificate of participation
CP	Commercial paper
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TOB	Tender option bond
TRAN	Tax and revenue anticipation note
VRDO	Variable-rate demand obligation

52

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity (see definition of maturity) of all the debt securities in its portfolio or the date the interest rate on those securities is reset or those securities that can be redeemed through demand, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 53

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceeded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR25721-07

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

Semiannual Report
June 30, 2009

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past six months, investors have had to endure the continuing effects of a recessionary economy. Volatile equity prices and low yields on government-backed securities have been among the numerous market challenges. In addition, corporate bankruptcies, regulatory changes, and securitized-asset troubles have reshaped fixed income and equity markets causing us to reassess and reexamine where these markets stood before the crisis and where they might take us in the future.

Despite this economic backdrop, Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the period. The funds also maintained a positive net yield. However, a low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities has translated into relatively low yields. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

Information specific to Schwab’s money funds, such as a question and answer document, recent holdings for select money funds, and information on Schwab’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds can be found on schwab.com under the Money Market Funds page and on schwabinstitutional.com

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000, while additional resources may be found on schwab.com

Thank you for investing with us.

Sincerely,

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 1

The Investment Environment

Investment conditions in the U.S. financial marketplace remained difficult to gauge as a climate of economic recession persisted, but showed signs of improving during the latter half of the reporting period. Broad-market equity indexes, such as the S&P 500 Index® and Russell 1000 Index® displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX) – a measure of U.S. stock market price fluctuations – declined from March through the end of the period, settling around 30 after touching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Treasury yields, though still relatively low, inched higher toward the end of the period. From a policy perspective, economic stability and stimulus measures enacted in the U.S. and around the world acted to slow the pace of economic degradation and have encouraged investors to reengage markets in some cases.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and consumer confidence reflected the recessionary environment, but some indicators improved during the period. GDP – the output of goods and services produced by labor and property located in the United States – decreased at an annual rate of 5.7% in the first quarter of 2009 compared with a decline of 6.3% in the fourth quarter of 2008, according to the Bureau of Economic Analysis. The unemployment rate continued to rise, increasing to 9.4% in May, driven by job losses in the manufacturing sector. However, the Consumer Confidence Index improved in both April and May. As of May 26, 2009 the Index stood at 54.9, compared to 26.9 in March.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yield on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.16% and 2-year Treasuries yielded 1.12%.

Despite the depression in yields, the Fed signaled that lending and liquidity conditions were beginning to improve by making modifications to emergency lending programs. In late June, the Fed announced that the Schedule 1 Term Security Lending Facility – a program that lent Treasury securities – would be suspended on July 1, 2009. In addition, reductions were made in the amount of credit auctioned under the Term Auction Facility, which was designed to provide cash to commercial lenders, and the Term Security Lending Facility, which makes funds available to primary bond dealers.

Earlier in the period, the Fed extended the Money Market Funds Guarantee Program until September 18, 2009. However, no fund has had to draw on the insurance provided by the program. In a separate move, the U.S. Securities and Exchange Commission (SEC) proposed new rules for money market funds aimed at preventing a repeat of the scenario that caused the collapse of the Reserve Primary Fund. The proposal modifies current restrictions on money funds and requires that funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. As of the reporting date, the SEC was seeking public comment on the proposal.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

Cameron Ullyatt, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in June 2008 and has worked in fixed-income asset management since 1999.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 3

Schwab Municipal Money Fundtm

Schwab Municipal Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 25 and 37 days (from 12/31/08-6/30/09). The WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June. This is consistent with the annual issuance of fixed rate notes by state and local government issuers. In general, the fund’s WAM was kept long relative to the peer group in an effort to partially offset the effects of a general market decline in yields. In addition, Charles Schwab & Co. and the fund’s investment adviser voluntarily waived and/or reimbursed certain fees or expenses in order to maintain a positive net yield*. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Yields on municipal money market funds declined to record low levels during the first half of 2009, due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Yields on variable-rate instruments were further depressed by a shortage of supply in securities considered acceptable for purchase by municipal money market funds. Fixed-rate yields also declined resulting in much lower reinvestment rates for positions which matured during the period.

As of 6/30/09:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	80.1%
16-30 Days	1.1%
31-60 Days	3.9%
61-90 Days	2.5%
91-120 Days	1.9%
More than 120 Days	10.5%

 Statistics

Weighted Average Maturity[2]	36 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	61%

 Portfolio Composition by Security Type4

% of Investments

Tender Option Bonds	34.6%
Variable Rate Demand Notes	44.0%
Commercial Paper	8.9%
Fixed Rate Notes	12.5%
Total	100.0%

 Largest Holdings by State

% of Investments

Texas	10.8%
New York	7.6%
California	7.9%
Florida	7.8%
Illinois	5.4%
Washington	4.7%
Other States	55.8%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

*Schwab and the investment adviser may recapture expenses or fees they waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

4 Schwab Municipal Money Fundtm

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Municipal Money Fund
		Value
	Sweep	Advantage	Select	Institutional
	Shares	Sharestm	Shares®	Shares

Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX
Minimum Initial Investment[1]	*	$25,000[2]	$1,000,000	$3,000,000

Seven-Day Yield[3]	0.02%	0.13%	0.23%	0.33%

Seven-Day Yield—No Waiver[4]	-0.06%	0.03%	0.03%	0.03%

Seven-Day Effective Yield[3]	0.02%	0.13%	0.23%	0.33%

Seven-Day Taxable-Equivalent Effective Yield[3],5	0.03%	0.20%	0.35%	0.51%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	Taxable-equivalent effective yield assumes a 2009 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.

Schwab Municipal Money Fundtm 5

Schwab AMT Tax-Free Money Fundtm

Schwab AMT Tax-Free Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 30 and 41 days (from 12/31/08-6/30/09). The WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June. This is consistent with the annual issuance of fixed rate notes by state and local government issuers. In general, the fund’s WAM was kept long relative to the peer group in an effort to partially offset the effects of a general market decline in yields. In addition, Charles Schwab & Co. and the fund’s investment adviser voluntarily waived and/or reimbursed certain fees or expenses in order to maintain a positive net yield*. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Yields on municipal money market funds declined to record low levels during the first half of 2009, due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Yields on variable-rate instruments were further depressed by a shortage of supply in securities considered acceptable for purchase by municipal money market funds. Fixed-rate yields also declined resulting in much lower reinvestment rates for positions which matured during the period.

As of 6/30/09:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	78.3%
16-30 Days	1.1%
31-60 Days	3.7%
61-90 Days	2.2%
91-120 Days	1.3%
More than 120 Days	13.4%

 Statistics

Weighted Average Maturity[2]	40 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	57%

 Portfolio Composition by Security Type4

% of Investments

Tender Option Bonds	37.9%
Variable Rate Demand Notes	41.0%
Commercial Paper	7.9%
Fixed Rate Notes	13.2%
Total	100.0%

 Largest Holdings by State

% of Investments

Illinois	11.8%
Texas	11.1%
New York	8.9%
Florida	7.5%
California	6.3%
Pennsylvania	4.2%
Other States	50.2%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

*Schwab and the investment adviser may recapture expenses or fees they waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab AMT Tax-Free
	Money Fund
		Value
	Sweep	Advantage
	Shares	Sharestm

Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	*	$25,000[2]

Seven-Day Yield[3]	0.02%	0.14%

Seven-Day Yield—No Waiver[4]	-0.07%	0.01%

Seven-Day Effective Yield[3]	0.02%	0.14%

Seven-Day Taxable-Equivalent Effective Yield[3],5	0.03%	0.22%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	Taxable-equivalent effective yield assumes a 2009 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.

Schwab AMT Tax-Free Money Fundtm 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2009 and held through June 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/09	at 6/30/09	1/1/09–6/30/09

Schwab Municipal Money Fundtm
Sweep Shares
Actual Return	0.62%	$1,000	$1,001.80	$3.08
Hypothetical 5% Return	0.62%	$1,000	$1,021.72	$3.11
Value Advantage Sharestm
Actual Return	0.48%	$1,000	$1,002.50	$2.38
Hypothetical 5% Return	0.48%	$1,000	$1,022.41	$2.41
Select Shares®
Actual Return	0.38%	$1,000	$1,003.00	$1.89
Hypothetical 5% Return	0.38%	$1,000	$1,022.91	$1.91
Institutional Shares
Actual Return	0.27%	$1,000	$1,003.50	$1.34
Hypothetical 5% Return	0.27%	$1,000	$1,023.46	$1.35

Schwab AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.64%	$1,000	$1,002.00	$3.18
Hypothetical 5% Return	0.64%	$1,000	$1,021.62	$3.21
Value Advantage Shares
Actual Return	0.47%	$1,000	$1,002.90	$2.33
Hypothetical 5% Return	0.47%	$1,000	$1,022.46	$2.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Sweep Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.18	[2]	1.85	3.12	2.83	1.79	0.60

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.62	[3,4]	0.60	0.59	0.64	0.65	0.66
Gross operating expenses	0.71	[3]	0.69	0.68	0.81	0.82	0.81
Net investment income (loss)	0.35	[3]	1.81	3.07	2.79	1.77	0.60
Net assets, end of period ($ x 1,000,000)	10,647		10,856	8,491	7,230	7,467	7,563

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Value Advantage Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.25	[2]	2.00	3.27	3.03	2.00	0.81

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.48	[3,4]	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.58	[3]	0.56	0.55	0.58	0.59	0.58
Net investment income (loss)	0.50	[3]	1.96	3.22	2.98	1.97	0.80
Net assets, end of period ($ x 1,000,000)	3,031		3,219	2,786	2,798	3,007	3,245

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.59% for Sweep Shares and 0.45% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for the Money Market Funds) had not been included.

See financial notes 9

 Schwab Municipal Money Fundtm

Financial Highlights continued

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Select Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.30	[2]	2.10	3.37	3.13	2.10	0.92

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.38	[3,4]	0.35	0.35	0.35	0.35	0.35
Gross operating expenses	0.58	[3]	0.56	0.55	0.58	0.59	0.58
Net investment income (loss)	0.59	[3]	2.05	3.31	3.10	2.11	0.93
Net asset, end of period ($ x 1,000,000)	1,849		1,700	1,428	1,244	966	727

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Institutional Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.35	[2]	2.21	3.48	3.25	2.21	1.03

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.27	[3,4]	0.25 [4]	0.24	0.24	0.24	0.24
Gross operating expenses	0.58	[3]	0.56	0.55	0.58	0.59	0.58
Net investment income (loss)	0.70	[3]	2.15	3.41	3.21	2.20	1.08
Net assets, end of period ($ x 1,000,000)	4,626		4,811	3,840	2,494	1,783	1,459

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.35% for Select Shares and 0.24% for Institutional Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for the Money Market Funds) had not been included.

10 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings as of June 30, 2009, (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.1%		Municipal Securities	20,172,549	20,172,549
1.1%		Other Investments	232,500	232,500

101.2%		Total Investments	20,405,049	20,405,049
(1	.2)%	Other Assets and Liabilities, Net		(251,381)

100.0%		Net Assets		20,153,668

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.1% of net assets

Alabama 1.4%
Alabama
GO Bonds
Series 2007A
0.65%, 12/10/09 (b)(c)(d)	12,652	12,652
Alabama HFA
M/F Housing RB (Chapel Ridge Apts)
Series 2005E
0.44%, 07/02/09 (a)(b)	11,000	11,000
Alabama Municipal Funding Corp
Municipal Funding Notes (Tranche 1)
Series 2008A
0.37%, 07/02/09 (a)(b)	4,265	4,265
Municipal Funding Notes Master
Series 2006A
0.37%, 07/02/09 (a)(b)	24,135	24,135
Alabama Special Care Facilities Financing Auth
RB (Ascension Health Sr Credit Group)
Series 2006
0.28%, 07/02/09 (a)(c)(d)	6,780	6,780
Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur)
Series 2003A
0.60%, 07/01/09 (a)	17,000	17,000
Fultondale
GO Warrants
Series 2005B
1.38%, 07/02/09 (a)(b)	11,650	11,650
Homewood Educational Building Auth
Educational Facilities RB (Samford Univ)
Series 2008A
0.87%, 07/02/09 (a)(b)	50,000	50,000
Hoover
GO Sewer Warrants
Series 2007
0.25%, 07/02/09 (a)(b)(c)(d)	11,965	11,965
Indian Springs Village
RB (Joseph Bruno Montessori Academy)
Series 1999
3.25%, 07/01/09 (a)(b)	400	400
Jackson IDB
IDRB (Specialty Minerals)
Series 1999
0.50%, 07/02/09 (a)(b)	8,200	8,200
Mobile Board of Water & Sewer
Water & Sewer RB
Series 2006
0.21%, 07/02/09 (a)(b)(c)(d)	30,590	30,590
Mobile IDB
Pollution Control RB (Alabama Power) First
Series 2009
1.40%, 07/16/10	6,000	6,000
Montgomery Cnty Public Building Auth
Revenue Warrants
Series 2006
0.26%, 07/02/09 (a)(b)(c)(d)	10,725	10,725
Montgomery Downtown Redevelopment Auth
Bonds (Southern Poverty Law Center)
Series 2000
0.62%, 07/02/09 (a)	15,000	15,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining)
Series 2008C
0.49%, 07/01/09 (a)(b)	10,000	10,000
IDRB (Knight Specialties)
Series 1998
3.25%, 07/01/09 (a)(b)	655	655
Univ of Alabama at Birmingham
Hospital RB
Series 2006A
0.25%, 07/02/09 (a)(b)(c)(d)	15,975	15,975
Wilsonville IDB
Solid Waste Disposal RB (Alabama Power Gaston Plant)
Series 2008
2.00%, 01/07/10	34,000	34,000

		280,992

Alaska 0.4%
Alaska
International Airports System Refunding RB
Series 2009A
0.28%, 07/01/09 (a)(b)	7,500	7,500
Alaska Housing Finance Corp
Collateralized Bonds (Veteran Mortgage Program) 2006
First Series A2
0.51%, 07/02/09 (a)(c)(d)	5,500	5,500
General Housing Purpose Bonds
Series 2005A
0.25%, 07/02/09 (a)(c)(d)	8,535	8,535

See financial notes 11

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

General Mortgage RB
Series 2002A
0.35%, 07/02/09 (a)(c)(d)	5,995	5,995
State Capital Project Bonds
Series 2006A
0.21%, 07/02/09 (a)(b)(c)(d)	27,595	27,595
Alaska Industrial Development & Export Auth
RB (Providence Health & Services)
Series 2006H
0.25%, 07/02/09 (a)(c)(d)	23,645	23,645
Northern Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds
Series 2000
0.55%, 06/01/10 (b)	5,220	5,503

		84,273

Arizona 0.9%
Ak-Chin Indian Community
Bonds
Series 2008
0.32%, 07/02/09 (a)(b)	17,650	17,650
Arizona Board of Regents
RB (Arizona State Univ)
Series 2007A
0.21%, 07/02/09 (a)(b)(c)(d)	10,260	10,260
Arizona Health Facilities Auth
RB (Banner Health)
Series 2008B
0.20%, 07/01/09 (a)(b)	12,300	12,300
Arizona SD
TAN
Series 2008
1.63%, 07/30/09	13,000	13,014
Chandler
GO Bonds
Series 2007
0.25%, 07/02/09 (a)(c)(d)	10,570	10,570
Glendale IDA
CP Revenue Notes (Midwestern Univ Financing Program)
0.45%, 09/03/09 (b)	29,000	29,000
Maricopa Cnty IDA
M/F Mortgage Refunding RB (San Fernando Apts)
Series 2004
0.40%, 07/02/09 (a)(b)	7,750	7,750
Solid Waste Disposal RB (Michael Pylman Dairy)
Series 2005
0.70%, 07/02/09 (a)(b)	6,750	6,750
Phoenix Civic Improvement Corp
Airport Revenue BAN
Series 2008A & 2008B
0.40%, 09/03/09 (b)	17,000	17,000
Jr Lien Wastewater System RB
Series 2007
0.21%, 07/02/09 (a)(b)(c)(d)	10,310	10,310
Subordinate Excise Tax RB (Civic Plaza Expansion)
Series 2005A
0.21%, 07/02/09 (a)(c)(d)	6,820	6,820
0.85%, 07/02/09 (a)(c)(d)	9,350	9,350
Salt River Project Agricultural Improvement & Power District
Electric System RB
Series 2006A
0.28%, 07/02/09 (a)(c)(d)	8,500	8,500
Electric System RB
Series 2009A
0.28%, 07/02/09 (a)(c)(d)	4,000	4,000
Scottsdale Municipal Property Corp
Excise Tax Refunding RB
Series 2006
0.26%, 07/02/09 (a)(c)(d)	1,996	1,996
Tempe IDA
RB (ASUF Brickyard)
Series 2004A
0.32%, 07/02/09 (a)(b)	1,885	1,885
Yavapai Cnty IDA
Hospital RB (Northern Arizona Healthcare System)
Series 2008B
0.27%, 07/02/09 (a)(b)	4,000	4,000
Solid Waste RB (Allied Waste North America)
Series 2007A
0.37%, 07/02/09 (a)(b)	10,000	10,000

		181,155

Arkansas 0.1%
Arkansas Development Finance Auth
IDRB (C&C Holding Co)
Series 1998
0.60%, 07/02/09 (a)(b)	190	190
Univ of Arkansas Board of Trustees
Various Facilities RB (UAMS Campus)
Series 2006
1.00%, 09/09/09 (b)(c)(d)	14,475	14,475

		14,665

California 7.9%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp)
Series 2008A
1.00%, 07/01/09 (a)(b)	3,315	3,315
RB (Heat & Control)
Series 1995A
0.70%, 07/01/09 (a)(b)	4,400	4,400
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2006C
0.17%, 07/02/09 (a)(c)	3,000	3,000
San Francisco Bay Area Toll Bridge RB
Series 2008D1
0.13%, 07/02/09 (a)(c)	1,700	1,700
San Francisco Bay Area Toll Bridge RB
Series 2008E1
0.25%, 07/02/09 (a)(c)	51,000	51,000
California
GO Bonds
Series 2004A10
0.16%, 07/02/09 (a)(b)	5,300	5,300

12 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

California Dept of Water Resources
Power Supply RB
Series 2002C4
0.25%, 07/02/09 (a)(b)	1,700	1,700
California Health Facilities Financing Auth
RB (Northern California Presbyterian Homes & Services)
Series 2004
0.19%, 07/02/09 (a)(b)	27,055	27,055
California HFA
Home Mortgage RB
Series 2001U
1.00%, 07/01/09 (a)(c)	52,350	52,350
Home Mortgage RB
Series 2002B
4.00%, 07/01/09 (a)(b)(c)	20,160	20,160
Home Mortgage RB
Series 2005A
0.80%, 07/01/09 (a)(c)	29,100	29,100
Home Mortgage RB
Series 2005H
1.50%, 07/01/09 (a)(c)(g)	82,825	82,825
1.50%, 07/01/09 (a)(c)	63,360	63,360
Home Mortgage RB
Series 2008C
1.00%, 07/01/09 (a)(c)	70,565	70,565
Home Mortgage RB
Series 2008D
1.80%, 07/01/09 (a)(c)	1,685	1,685
1.80%, 07/01/09 (a)(c)	12,675	12,675
California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits)
Series 2000A
0.70%, 07/01/09 (a)(b)	3,460	3,460
RB (Colburn School)
Series 2008
0.40%, 07/02/09 (a)(b)	17,100	17,100
RB (SRI International)
Series 2003A
0.15%, 07/02/09 (a)(b)	1,455	1,455
Refunding RB (Pacific Gas & Electric)
Series 2008D
0.25%, 07/01/09 (a)(b)	4,100	4,100
California Pollution Control Financing Auth
Solid Waste Disposal RB (BLT Enterprises of Fremont)
Series 2005A
0.55%, 07/01/09 (a)(b)	6,980	6,980
Solid Waste Disposal RB (Garden City Sanitation)
Series 2007A
1.00%, 07/01/09 (a)(b)	2,740	2,740
Solid Waste Disposal RB (GreenWaste of Palo Alto)
Series 2008B
1.00%, 07/01/09 (a)(b)	13,465	13,465
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2006A
1.00%, 07/01/09 (a)(b)	1,640	1,640
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2007A
1.00%, 07/01/09 (a)(b)	17,140	17,140
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2008A
1.00%, 07/01/09 (a)(b)	16,110	16,110
Solid Waste Disposal RB (Napa Recycling & Waste Services)
Series 2005A
0.55%, 07/01/09 (a)(b)	3,720	3,720
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2007A
1.00%, 07/01/09 (a)(b)	15,000	15,000
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
1.00%, 07/01/09 (a)(b)	385	385
California State Univ
Systemwide RB
Series 2005C
0.40%, 07/02/09 (a)(b)(c)(d)	2,000	2,000
Systemwide RB
Series 2008A
0.68%, 07/02/09 (a)(b)(c)(d)	14,825	14,825
California State Univ Institute
CP
Series A
0.35%, 09/03/09 (b)	10,800	10,800
California Statewide Communities Development Auth
M/F Housing RB (Park David Sr Apts)
Series 1999D
0.30%, 07/02/09 (a)(b)	8,220	8,220
RB (Elder Care Alliance)
Series 2000
0.90%, 07/01/09 (a)(b)	12,560	12,560
RB (Kaiser Permanente)
Series 2004E
0.46%, 04/01/10	415	422
3.88%, 04/01/10	22,130	22,696
RB (Kaiser Permanente)
Series 2004M
0.20%, 07/01/09 (a)	28,000	28,000
RB (Kaiser Permanente)
Series 2006D
0.45%, 11/19/09	10,000	10,000
RB (Kaiser Permanente)
Series 2008A
0.22%, 07/01/09 (a)	33,200	33,200
RB (Kaiser Permanente)
Series 2008B
0.45%, 10/15/09	17,000	17,000
RB (Kaiser Permanente)
Series 2009B2
0.45%, 02/11/10	35,000	35,000
RB (Kaiser Permanente)
Series 2009B6
0.45%, 02/03/10	15,000	15,000
RB (Rady Children’s Hospital-San Diego)
Series 2008A
0.42%, 07/02/09 (a)(b)	29,050	29,050
RB (Rady Children’s Hospital-San Diego)
Series 2008C
0.16%, 07/02/09 (a)(b)(d)	27,175	27,175
RB (Redlands Community Hospital)
Series 2005B
0.25%, 07/02/09 (a)(b)	5,500	5,500
RB (Robert Louis Stevenson School)
Series 2001
0.48%, 07/02/09 (a)(b)	13,000	13,000

See financial notes 13

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Western Univ of Health Sciences)
Series 2007A
0.55%, 07/02/09 (a)(b)	14,500	14,500
Refunding RB (Los Angeles Cnty Museum of Art)
Series 2008A
0.12%, 07/01/09 (a)(b)	6,000	6,000
Refunding RB (Los Angeles Cnty Museum of Art)
Series 2008B
0.12%, 07/01/09 (a)(b)	19,300	19,300
TRAN Program Note Participations (Fresno)
Series 2009A2
0.44%, 06/30/10 (f)	56,300	57,172
East Bay Municipal Utility District
Extendible CP (Water
Series ) Notes
0.50%, 07/21/09	19,000	19,000
Wastewater System Subordinated Refunding RB
Series 2008C
0.60%, 07/01/09 (a)(c)	18,400	18,400
Water System Subordinated Refunding RB
Series 2008A4
0.60%, 07/01/09 (a)(c)	13,990	13,990
Eden Healthcare District
RB (Eden Hospital Health Services)
Series 2004
0.90%, 07/02/09 (a)(b)	16,520	16,520
Elsinore Valley Municipal Water District
Refunding COP
Series 2008A
0.43%, 07/02/09 (a)(b)	10,720	10,720
Fresno Cnty
TRAN 2009-2010
0.45%, 06/30/10 (f)	20,000	20,308
Hayward
M/F Housing RB (Shorewood Apts)
Series 1984A
0.23%, 07/02/09 (a)(b)	12,100	12,100
Kern Community College Safety, Repair & Improvement District
GO Bonds (Election of 2002)
Series 2006
0.17%, 07/02/09 (a)(b)(c)(d)	865	865
Livermore
COP (Refunding & Capital Projects)
0.60%, 07/02/09 (a)(b)	29,230	29,230
Long Beach
RB (Memorial Health Services)
Series 1991
0.54%, 07/01/09 (a)	10,300	10,300
Refunding RB
Series 1998A
1.76%, 07/02/09 (a)(b)(c)(d)	5,555	5,555
Los Angeles
M/F Housing RB (Fountain Park Phase II)
Series 2000B
0.30%, 07/02/09 (a)(b)	32,615	32,615
Wastewater System Refunding RB
Series 2003A
0.35%, 07/02/09 (a)(c)(d)	8,000	8,000
Los Angeles Cnty
TRAN 2009-2010
Series A
0.80%, 06/30/10 (f)	50,000	50,840
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2008A3
0.75%, 07/02/09 (a)(c)	44,565	44,565
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2008A4
0.75%, 07/02/09 (a)(c)	54,685	54,685
Los Angeles Harbor
Refunding RB
Series 2006B
0.46%, 07/02/09 (a)(c)(d)	13,060	13,060
Los Angeles USD
GO Bonds (Election of 2002)
Series 2009D & GO Bonds (Election of 2004)
Series 2009I
0.30%, 07/02/09 (a)(c)(d)	750	750
GO Refunding Bonds
Series 2007A1
0.25%, 07/02/09 (a)(c)(d)	3,200	3,200
Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum)
Series 2000C1
0.30%, 07/01/09 (a)(b)	4,500	4,500
Orange Cnty
Apartment Development Refunding RB (Villa La Paz)
Series 1998F
0.25%, 07/02/09 (a)(b)	11,155	11,155
Orange Cnty Local Transportation Auth
Sales Tax Revenue CP Notes
1.00%, 07/01/09 (b)	10,175	10,175
Pittsburg Redevelopment Agency
Subordinate Tax Allocation Bonds (Los Medanos Community Development)
Series 2004A
0.40%, 07/01/09 (a)(b)	8,100	8,100
Richmond
M/F Housing RB (Baycliff Apts)
Series 2004A
0.30%, 07/02/09 (a)(b)	28,800	28,800
San Diego
TRAN 2009-2010
Series B
0.52%, 01/29/10 (f)	10,000	10,085
TRAN 2009-2010
Series C
0.54%, 04/30/10 (f)	20,000	20,241
San Diego Cnty & School Districts Pool Program
TRAN
Series 2009A
0.40%, 06/30/10 (f)	50,000	50,795
San Francisco Public Utilities Commission
Water CP
0.75%, 08/06/09 (b)	22,000	22,000
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities)
Series 2008M
0.17%, 07/01/09 (a)(b)	3,800	3,800
Santa Cruz Cnty
TRAN 2009-2010
0.50%, 07/08/10 (f)	15,000	15,223

14 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Southern California Home Financing Auth
S/F Mortgage RB
Series 2006A
1.50%, 07/01/09 (a)(c)	33,525	33,525
Southern California Metropolitan Water District
Water RB
Series 2005C
0.30%, 07/02/09 (a)(c)(d)	21,750	21,750
Water Refunding RB
Series 2008A1
0.25%, 07/02/09 (a)(c)	43,510	43,510
Southern California Public Power Auth
Refunding RB (Magnolia Power)
Series 2009 2
0.24%, 07/01/09 (a)(b)	23,480	23,480
Vernon Natural Gas Financing Auth
RB (Vernon Gas)
Series 2006A1
0.50%, 08/03/09 (b)	7,740	7,771
RB (Vernon Gas)
Series 2006A2
0.50%, 08/03/09 (b)	6,475	6,501

		1,601,019

Colorado 2.4%
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter)
Series 1997
1.75%, 07/01/09 (a)(b)	3,500	3,500
Aurora
Hospital Refunding RB (Children’s Hospital Association)
Series 2008B
0.45%, 07/02/09 (a)(b)	30,375	30,375
Colorado Educational & Cultural Facilities Auth
RB (Clyfford Still Museum)
Series 2008
0.27%, 07/02/09 (a)(b)	2,000	2,000
Colorado Health Facilities Auth
RB (Catholic Health Initiatives)
Series 2006A
0.30%, 07/02/09 (a)(c)(d)	14,025	14,025
RB (Catholic Health Initiatives)
Series 2008C2
3.65%, 11/10/09	10,700	10,796
Colorado HFA
Economic Development RB (Pemracs)
Series 2000A
0.70%, 07/02/09 (a)(b)	1,795	1,795
S/F Mortgage Bonds
Series 2006B3
0.50%, 07/01/09 (a)(c)	12,500	12,500
S/F Mortgage Bonds
Series 2007A2
0.50%, 07/01/09 (a)(c)	23,000	23,000
Colorado Regional Transportation District
Sales Tax Refunding RB
Series 2007A
0.22%, 07/02/09 (a)(c)(d)	11,525	11,525
Sales Tax Refunding RB (FasTracks)
Series 2007A
0.40%, 07/02/09 (a)(c)(d)	18,085	18,085
0.40%, 07/02/09 (a)(c)(d)	29,700	29,700
0.40%, 07/02/09 (a)(c)(d)	16,830	16,830
Colorado Springs
Subordinate Lien Improvement RB
Series 2005A
0.23%, 07/02/09 (a)(c)	34,865	34,865
Utilities System Subordinate Lien Improvement & Refunding RB
Series 2006A
1.00%, 07/02/09 (a)(c)	18,575	18,575
Commerce City Northern Infrastructure General Improvement District
GO Bonds
Series 2006
0.35%, 07/02/09 (a)(b)	9,825	9,825
Dawson Ridge Metropolitan District No. 1
Limited Tax Refunding Bonds
Series 1992A
1.00%, 07/30/09 (b)(c)(d)	8,010	8,010
Denver
Airport System RB
Series 1992G
0.42%, 07/01/09 (a)(b)	1,950	1,950
Airport System RB
Series 2007A
0.27%, 07/02/09 (a)(b)(c)(d)	33,285	33,285
0.28%, 07/02/09 (a)(b)(c)(d)	52,640	52,640
0.45%, 07/02/09 (a)(b)(c)(d)	26,575	26,575
Airport System RB
Series 2007D
0.28%, 07/02/09 (a)(b)(c)(d)	12,450	12,450
Airport System RB
Series 2007E
0.25%, 07/02/09 (a)(b)(c)(d)	17,105	17,105
Airport System RB
Series 2008A1, 2008A2 & 2008A4
0.28%, 07/02/09 (a)(b)(c)(d)	68,775	68,775
Denver Urban Renewal Auth
Stapleton Sr Tax Increment RB
Series 2008A2
0.29%, 07/02/09 (a)(b)	10,000	10,000
Douglas Cnty SD No. Re-1
GO Bonds
Series 1999
1.30%, 12/15/09 (b)	2,000	2,036
0.75%, 12/15/09 (b)	5,000	5,097
Moffat Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.30%, 07/01/09 (a)(b)	7,400	7,400
Triview Metropolitan District
GO Refunding & Improvement Bonds
Series 2006A
0.35%, 07/02/09 (a)(b)	6,745	6,745

		489,464

See financial notes 15

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Connecticut 0.2%
Connecticut Health & Educational Facilities Auth
RB (Wesleyan Univ)
Series 2001D
0.35%, 07/01/09 (a)(c)	19,400	19,400
RB (Yale Univ)
Series Z3
0.18%, 07/02/09 (a)(c)(d)	4,851	4,851
Connecticut HFA
Mortgage Finance Program Bonds
Series 2002B3
0.38%, 07/02/09 (a)(c)	7,900	7,900

		32,151

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services)
Series 2008B
0.30%, 07/02/09 (a)	8,325	8,325
New Castle Cnty
M/F Rental Housing RB (Fairfield English Village)
Series 2005
0.40%, 07/02/09 (a)(b)	8,200	8,200
Sussex Cnty
IDRB (Perdue-Agrirecycle)
Series 2000
2.70%, 07/01/09 (a)(b)	5,300	5,300

		21,825

District of Columbia 2.7%
District of Columbia
GO Bonds
Series 2007A
0.25%, 07/02/09 (a)(b)(c)(d)	21,405	21,405
GO Bonds
Series 2007C
0.25%, 07/02/09 (a)(b)(c)(d)	16,886	16,886
GO Bonds
Series 2008E
0.30%, 07/02/09 (a)(b)(c)(d)	6,030	6,030
GO TRAN 2009
0.83%, 09/30/09	500	502
1.09%, 09/30/09	45,000	45,157
Income Tax Secured RB
Series 2009A&B
0.28%, 07/02/09 (a)(c)(d)	4,000	4,000
Pooled Loan Program RB
Series A
0.32%, 07/02/09 (a)(b)	6,305	6,305
RB (American Psychological Association)
Series 2003
0.34%, 07/02/09 (a)(b)	2,510	2,510
RB (American Society of Hematology)
Series 2009
2.50%, 07/01/09 (a)(b)	7,565	7,565
RB (Carnegie Endowment for International Peace)
Series 2006
0.60%, 07/02/09 (a)(b)	10,950	10,950
RB (Center for Strategic & International Studies)
Series 2008
0.30%, 07/02/09 (a)(b)	6,730	6,730
RB (Pew Charitable Trusts)
Series 2008A
0.27%, 07/02/09 (a)(b)	31,000	31,000
RB (St Coletta Special Education Public Charter School)
Series 2005
0.32%, 07/02/09 (a)(b)	3,415	3,415
RB (The American National Red Cross)
Series 2000
0.40%, 09/09/09 (b)	22,100	22,100
Refunding RB (Howard Univ)
Series 2006A
0.45%, 07/02/09 (a)(b)(c)(d)	11,970	11,970
District of Columbia HFA
M/F Housing RB (Pentacle Apts)
Series 2008
0.32%, 07/02/09 (a)(b)	3,850	3,850
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB
Series 2009A
0.28%, 07/02/09 (a)(c)(d)	4,330	4,330
Public Utility Subordinated Lien RB
Series 2007A
0.55%, 07/02/09 (a)(b)(c)(d)	23,050	23,050
Metropolitan Washington Airports Auth
Airport System RB
Series 2003D1
0.37%, 07/02/09 (a)(b)	29,535	29,535
Airport System RB
Series 2004B
0.70%, 07/02/09 (a)(c)(d)	4,060	4,060
Airport System RB
Series 2005A
0.36%, 07/01/09 (a)(c)(d)	12,525	12,525
0.38%, 07/02/09 (a)(c)(d)	27,225	27,225
Airport System RB
Series 2006B
0.55%, 07/02/09 (a)(c)(d)	8,695	8,695
Airport System RB
Series 2007B
0.28%, 07/02/09 (a)(c)(d)	15,045	15,045
0.28%, 07/02/09 (a)(b)(c)(d)	8,995	8,995
Airport System RB
Series 2008A
0.28%, 07/02/09 (a)(c)(d)	7,813	7,813
0.28%, 07/02/09 (a)(c)(d)	19,135	19,135
0.50%, 07/02/09 (a)(c)(d)	8,020	8,020
Airport System Refunding RB
Series 2002C
0.90%, 07/01/09 (a)(b)(c)	15,000	15,000
Airport System Refunding RB
Series 2003A
0.28%, 07/02/09 (a)(b)(c)(d)	9,365	9,365
Airport System Refunding RB
Series 2004D
2.50%, 10/01/09	11,695	11,767
Airport System Refunding RB
Series 2007A
1.40%, 10/01/09	7,300	7,366

16 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Airport System Revenue CP
Series One A&B
0.65%, 08/27/09 (b)	20,000	20,000
0.70%, 10/08/09 (b)	23,500	23,500
Passenger Facility Charge Revenue Notes
Series A
0.75%, 07/02/09 (b)	12,000	12,000
Passenger Facility Charge Revenue Notes
Series C
1.00%, 07/01/09 (b)	60,000	60,000
0.75%, 07/02/09 (b)	15,000	15,000

		542,801

Florida 7.9%
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts)
Series 1995
0.30%, 07/02/09 (a)(b)	1,900	1,900
Broward Cnty
Airport System Refunding RB
Series 2008N
0.53%, 07/02/09 (a)(b)(c)	5,300	5,300
Subordinate Port Facilities Refunding RB (Port Everglades)
Series 2008
0.30%, 07/02/09 (a)(b)	10,420	10,420
Broward Cnty Educational Facilities Auth
RB (Nova Southeastern Univ)
Series 2004A
0.20%, 07/01/09 (a)(b)	4,120	4,120
Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts)
Series 1993A
0.95%, 07/02/09 (a)(b)	11,000	11,000
Broward Cnty SD/Board
COP
Series 2005A
0.25%, 07/02/09 (a)(b)(c)(d)	5,550	5,550
Cape Coral
CP Notes
0.60%, 07/07/09 (b)	36,925	36,925
0.40%, 07/20/09 (b)	59,842	59,842
0.45%, 08/17/09 (b)	32,317	32,317
Charlotte Cnty HFA
M/F Housing RB (Murdock Circle Apts)
Series 2000
0.42%, 07/01/09 (a)(b)	3,200	3,200
Charlotte Cnty SD
TAN
Series 2008
2.35%, 10/01/09	15,000	15,061
Collier Cnty Health Facilities Auth
Health Facility RB (The Mooring)
Series 2005
0.28%, 07/01/09 (a)(b)	16,200	16,200
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts)
Series 2001A
0.30%, 07/01/09 (a)(b)	3,800	3,800
Dade Cnty IDA
IDRB (South Florida Stadium Corp)
Series 1985C
0.20%, 07/01/09 (a)(b)	1,050	1,050
Duval Cnty School Board
COP (Master Lease Program)
Series 2007
0.25%, 07/02/09 (a)(b)(c)(d)	16,207	16,207
Escambia HFA
S/F Mortgage RB
Series 2002A1
0.50%, 07/02/09 (a)(c)(d)	2,655	2,655
Florida Dept of Transportation
Turnpike RB
Series 2006A
0.25%, 07/02/09 (a)(b)(c)(d)	15,000	15,000
1.00%, 07/23/09 (c)(d)	7,110	7,110
Turnpike RB
Series 2007A
0.40%, 07/02/09 (a)(c)(d)	41,800	41,800
Turnpike RB
Series 2008A
0.28%, 07/02/09 (a)(c)(d)	3,555	3,555
Florida HFA
Housing RB (Caribbean Key Apts)
Series 1996F
0.40%, 07/01/09 (a)(b)	295	295
Housing RB (Tiffany Club Apts)
Series 1996P
0.40%, 07/01/09 (a)(b)	5,650	5,650
Housing RB (Timberline Apts)
Series 1999P
0.40%, 07/01/09 (a)(b)	5,835	5,835
M/F Housing RB (Cameron Cove Apts)
Series 1985XX
0.38%, 07/01/09 (a)(b)	400	400
M/F Mortgage RB (Lynn Lake Apts)
Series 2005B1
0.36%, 07/02/09 (a)(b)	20,315	20,315
RB (Heritage Pointe Apts)
Series 1999I–1
0.40%, 07/01/09 (a)(b)	4,460	4,460
Florida Housing Finance Corp
M/F Mortgage RB (Clear Harbor Apts)
Series 2007H
0.45%, 07/02/09 (a)(b)	3,295	3,295
M/F Mortgage RB (Lakeshore Apts)
Series 2004H
0.36%, 07/02/09 (a)(b)	7,900	7,900
M/F Mortgage RB (Spring Haven Apts)
Series 2004F
0.36%, 07/02/09 (a)(b)	6,200	6,200
M/F Mortgage RB (Spring Haven Apts)
Series 2006G
0.45%, 07/02/09 (a)(b)	3,965	3,965
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista)
Series 2004L
0.30%, 07/02/09 (a)(b)	17,510	17,510
Florida State Board of Education
Public Education Capital Outlay Bonds
Series 1999C
0.28%, 07/02/09 (a)(b)(c)(d)	17,675	17,675
Public Education Capital Outlay Bonds
Series 2000C
0.40%, 07/02/09 (a)(c)(d)	7,920	7,920

See financial notes 17

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Public Education Capital Outlay Bonds
Series 2002E
0.45%, 07/02/09 (a)(c)(d)	6,565	6,565
Public Education Capital Outlay Bonds
Series 2003B
0.45%, 07/02/09 (a)(c)(d)	8,000	8,000
Public Education Capital Outlay Bonds
Series 2006B
0.25%, 07/02/09 (a)(b)(c)(d)	48,065	48,065
Public Education Capital Outlay Bonds
Series 2006E
0.28%, 07/02/09 (a)(c)(d)	4,360	4,360
Public Education Capital Outlay Bonds
Series 2007D
0.28%, 07/02/09 (a)(c)(d)	4,000	4,000
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005E
2.77%, 07/02/09 (a)(b)	10,000	10,000
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005G
2.65%, 07/02/09 (a)(b)	11,100	11,100
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2008B2
2.65%, 07/02/09 (a)(b)	8,000	8,000
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2006B3
2.50%, 07/02/09 (a)(b)	5,995	5,995
Hillsborough Cnty Aviation Auth
RB (Tampa International Airport)
Series 2008A
0.28%, 07/02/09 (a)(b)(c)(d)	50,005	50,005
Hillsborough Cnty Educational Facilities Auth
RB (Univ of Tampa)
Series 2000
0.37%, 07/02/09 (a)(b)	4,700	4,700
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts)
Series 2005
0.41%, 07/02/09 (a)(b)	20,670	20,670
Hillsborough Cnty IDA
IDRB (Univ Community Hospital)
Series 1994
0.31%, 07/02/09 (a)(b)(c)(d)	8,730	8,730
RB (Independent Day School)
Series 2000
0.37%, 07/02/09 (a)(b)	600	600
RB (Univ Community Hospital)
Series 1999A
1.30%, 08/15/09 (b)	5,000	5,076
Hillsborough Cnty School Board/SD
COP
Series 1999
6.00%, 07/01/09 (b)	33,400	33,734
COP
Series 2000
5.38%, 07/01/09 (b)	12,600	12,600
Sales Tax Refunding RB
Series 2007
0.30%, 07/02/09 (a)(b)(c)(d)	10,895	10,895
Indian River Cnty Hospital District
RB
Series 1988
0.40%, 09/10/09 (b)	9,800	9,800
Jacksonville
Excise Taxes Refunding RB
Series 2001A
3.75%, 10/01/09	8,395	8,421
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School)
Series 2002
0.32%, 07/01/09 (a)(b)	4,800	4,800
RB (Bolles School)
Series 1999A
0.47%, 07/02/09 (a)(b)	1,000	1,000
Refunding RB (Florida First Coast YMCA)
Series 2003
0.32%, 07/02/09 (a)(b)	4,125	4,125
Special Facility Airport RB (Holland Sheltair Aviation Group)
Series 2004A1
0.55%, 07/02/09 (a)(b)	3,510	3,510
Jacksonville Health Facilities Auth
RB (River Garden/The Coves)
Series 1994
0.47%, 07/02/09 (a)(b)	2,685	2,685
Jacksonville HFA
M/F Housing Refunding RB (St. Augustine Apts)
Series 2006
0.30%, 07/01/09 (a)(b)	3,300	3,300
Jacksonville Port Auth
RB
Series 2008
0.30%, 07/02/09 (a)(b)(c)(d)	28,725	28,725
JEA
Electric System RB
Series Three 2008B2
0.32%, 07/01/09 (a)(c)	6,570	6,570
Electric System RB
Series Three 2008B3
0.32%, 07/01/09 (a)(c)	6,050	6,050
Electric System RB
Series Three 2008D2A
0.20%, 07/01/09 (a)(c)	9,900	9,900
Water & Sewer System RB
Series 2008B
0.20%, 07/01/09 (a)(c)	26,940	26,940
Water & Sewer System Subordinated RB
Series 2008B1
0.20%, 07/01/09 (a)(c)	9,680	9,680
Kissimmee Utility Auth
Electric System Refunding RB Subordinate
Series 2003
1.20%, 07/01/09 (a)(b)(c)	12,500	12,500
Lee Memorial Health System
Hospital RB
Series 2009C
0.28%, 07/01/09 (a)(b)	3,000	3,000

18 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Manatee Cnty HFA
M/F Housing RB (Sabal Palm Harbor Apts)
Series 2000A
0.42%, 07/01/09 (a)(b)	4,200	4,200
Marion Cnty IDA
IDRB (Ocala Recycling)
Series 2006
0.57%, 07/02/09 (a)(b)	5,000	5,000
Miami-Dade Cnty
Aviation RB (Miami International Airport)
Series 2007A
0.27%, 07/02/09 (a)(b)(c)(d)	38,145	38,145
0.28%, 07/02/09 (a)(b)(c)(d)	59,490	59,490
Capital Asset Acquisition Special Obligation Bonds
Series 2007A
0.18%, 07/01/09 (a)(b)(c)(d)	17,600	17,600
Miami-Dade Cnty Expressway Auth
Toll System RB
Series 2006
0.45%, 07/02/09 (a)(b)(c)(d)	35,000	35,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety)
Series 1999A
0.73%, 07/01/09 (a)(b)	11,750	11,750
0.73%, 07/01/09 (a)(b)	8,460	8,460
Airport Facility RB (FlightSafety)
Series 1999B
0.73%, 07/01/09 (a)(b)	11,750	11,750
0.73%, 07/01/09 (a)(b)	8,480	8,480
IDRB (Airbus Service)
Series 1998A
0.48%, 07/02/09 (a)(b)	80	80
IDRB (Tarmac America)
Series 2004
0.55%, 07/02/09 (a)(b)	2,600	2,600
RB (Gulliver Schools)
Series 2000
0.34%, 07/02/09 (a)(b)	9,400	9,400
Miami-Dade Cnty School Board
COP
Series 2000A
1.50%, 10/01/09 (b)	5,200	5,252
COP
Series 2006A&B
0.21%, 07/02/09 (a)(b)(c)(d)	28,050	28,050
COP
Series 2007A
0.21%, 07/02/09 (a)(b)(c)(d)	13,640	13,640
Ocean Highway & Port Auth
RB
Series 1990
0.50%, 07/01/09 (a)(b)	8,700	8,700
Okeechobee Cnty
IDRB (Okeechobee Landfill)
Series 1999
0.42%, 07/02/09 (a)(b)	15,000	15,000
Orange Cnty
RB (Tourist Development Tax)
Series 2000
1.08%, 10/01/09 (b)	15,000	15,175
Orange Cnty Educational Facilities Auth
Refunding RB (Rollins College)
Series 2008
0.32%, 07/02/09 (a)(b)	3,625	3,625
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare System)
Series 2008E
0.29%, 07/01/09 (a)(b)	4,500	4,500
Hospital RB (Orlando Regional Healthcare System)
Series 2008F
2.00%, 07/01/09 (a)(b)	5,550	5,550
RB (Presbyterian Retirement Communities)
Series 2006B
0.24%, 07/02/09 (a)(b)	6,700	6,700
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts)
Series 2001A
0.30%, 07/01/09 (a)(b)	12,830	12,830
M/F Housing RB (Windsor Pines)
Series 2000E
0.42%, 07/01/09 (a)(b)	4,920	4,920
Orange Cnty IDA
IDRB (Central Florida YMCA)
Series 2002A
0.34%, 07/02/09 (a)(b)	3,800	3,800
IDRB (Central Florida YMCA)
Series 2005
0.32%, 07/02/09 (a)(b)	4,570	4,570
RB (UCF Hospitality School Student Housing Foundation)
Series 2004
2.50%, 07/01/09 (a)(b)	7,995	7,995
Orange Cnty SD
COP
Series 2006A
0.21%, 07/02/09 (a)(b)(c)(d)	26,280	26,280
TAN
Series 2008
2.38%, 10/01/09	22,000	22,088
Orlando & Orange Cnty Expressway Auth
RB
Series 2007A
0.45%, 07/02/09 (a)(b)(c)(d)	20,000	20,000
1.00%, 09/09/09 (b)(c)(d)	28,625	28,625
Refunding RB
Series 2003C3
1.20%, 07/02/09 (a)(b)(c)	28,000	28,000
Orlando Utilities Commission
Water & Electric Subordinated RB
Series 1989D
1.61%, 07/02/09 (a)(b)(c)(d)	5,690	5,690
Palm Beach Cnty
Airport RB (Galaxy Aviation)
Series 2000A
0.80%, 07/01/09 (a)(b)	6,380	6,380
Public Improvement RB
Series 2008
0.20%, 07/02/09 (a)(c)(d)	8,610	8,610
RB (Norton Gallery & School of Art)
Series 1995
0.49%, 07/01/09 (a)(b)	2,500	2,500

See financial notes 19

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Palm Beach Cnty HFA
M/F Housing Refunding RB (Emerald Bay Club Apts)
Series 2004
0.28%, 07/02/09 (a)(b)	7,000	7,000
M/F Housing Refunding RB (Spinnaker Landing Apts)
Series 1998
0.40%, 07/02/09 (a)(b)	2,445	2,445
Palm Beach Cnty SD
RAN
Series 2009
0.77%, 03/10/10	36,000	36,011
Sales Tax Revenue CP
0.40%, 09/10/09 (b)	22,500	22,500
Palm Coast
Utility System RB
Series 2007
0.25%, 07/02/09 (a)(b)(c)(d)	4,295	4,295
Pinellas Cnty HFA
M/F Housing RB (Greenwood Apts)
Series 2002A
0.55%, 07/02/09 (a)(b)	3,440	3,440
Pinellas Cnty Industry Council
RB (Operation Par)
Series 1999
0.52%, 07/02/09 (a)(b)	2,810	2,810
Sarasota Cnty
RB (Sarasota Family YMCA)
Series 1999
0.32%, 07/02/09 (a)(b)	440	440
Seminole Cnty
Water & Sewer RB
Series 2006
0.20%, 07/02/09 (a)(c)(d)	23,755	23,755
South Florida Water Management District
COP
Series 2006
0.55%, 07/02/09 (a)(c)(d)	9,760	9,760
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida Obligated Group)
Series 2007
0.28%, 07/02/09 (a)(c)(d)	1,035	1,035
0.30%, 07/02/09 (a)(c)(d)	15,895	15,895
St. Johns Cnty
Transportation Improvement RB
Series 2006
0.27%, 07/02/09 (a)(b)(c)(d)	8,947	8,947
Water & Sewer Refunding RB
Series 2006
0.26%, 07/02/09 (a)(b)(c)(d)	10,930	10,930
Tallahassee
Energy System RB
Series 2007
0.18%, 07/01/09 (a)(b)(c)(d)	13,255	13,255
Tampa Bay Water Auth
Utility System RB
Series 2002
0.55%, 07/02/09 (a)(b)	1,300	1,300
Utility System RB
Series 2008
0.20%, 07/02/09 (a)(c)(d)	25,735	25,735
Utility System Refunding & Improvement RB
Series 2005
0.38%, 07/02/09 (a)(b)(c)(d)	18,455	18,455
Tohopekaliga Water Auth
Utility System RB
Series 2007
0.26%, 07/02/09 (a)(b)	7,550	7,550
Univ of South Florida Research Foundation
RB (Interdisciplinary Research Building)
Series 2004A
0.42%, 07/01/09 (a)(b)	17,455	17,455
Volusia Cnty
Tourist Development Tax RB
Series 2004
0.25%, 07/02/09 (a)(b)(c)(d)	14,315	14,315
Volusia Cnty Health Facilities Auth
Hospital Facilities RB (Memorial Health Systems)
Series 1996
0.31%, 07/02/09 (a)(b)(c)(d)	37,755	37,755
Winter Haven
Utility System Improvement & Refunding RB
Series 2005
0.25%, 07/02/09 (a)(b)(c)(d)	8,100	8,100

		1,582,151

Georgia 2.3%
Atlanta Development Auth
Student Housing Facilities RB (Piedmont/Ellis)
Series 2005A
0.25%, 07/02/09 (a)(b)(c)(d)	24,175	24,175
Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts)
Series 2007
0.45%, 07/02/09 (a)(b)	16,000	16,000
M/F Housing RB (Capitol Gateway Apts Phase I)
Series 2005
0.36%, 07/02/09 (a)(b)	2,825	2,825
M/F Housing RB (Delmonte/Brownlee Court)
Series 2001A
2.70%, 07/01/09 (a)(b)	95	95
M/F Housing RB (M St Apts)
Series 2003
0.41%, 07/02/09 (a)(b)	21,000	21,000
M/F Housing Refunding RB (City Plaza)
Series 1998
2.50%, 12/01/09 (b)	10,110	10,110
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) Fifth
Series 1995
1.00%, 04/01/10	10,000	10,251
Pollution Control RB (Georgia Power Plant Vogtle) Second
Series 1995
0.45%, 07/16/09	25,000	25,000
Clarke Cnty Hospital Auth
Revenue Certificates (Athens Regional Medical Center)
Series 2007
0.25%, 07/02/09 (a)(b)(c)(d)	33,405	33,405
Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts)
Series 1997
0.42%, 07/01/09 (a)(b)	11,295	11,295
Cobb Cnty Housing Auth
M/F Housing RB (Walton Green Apts)
Series 1995
0.42%, 07/02/09 (a)(b)	13,500	13,500

20 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Columbus Housing Auth
M/F Housing RB (Eagles Trace Apts)
Series 2002
2.70%, 07/01/09 (a)(b)	5,775	5,775
Dalton Development Auth
Revenue Certificates (Hamilton Health Care System)
Series 2003B
0.32%, 07/02/09 (a)(b)	5,220	5,220
DeKalb Cnty
Water & Sewerage RB
Series 2006A
0.25%, 07/02/09 (a)(b)(c)(d)	9,935	9,935
DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts)
Series 2001
0.47%, 07/02/09 (a)(b)	7,200	7,200
Dekalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta)
Series 2008
0.32%, 07/01/09 (a)(c)	29,400	29,400
Fulton Cnty
Water & Sewerage RB
Series 2004
0.25%, 07/02/09 (a)(b)(c)(d)	12,970	12,970
Fulton Cnty Development Auth
RB (Pace Academy)
Series 2008
0.32%, 07/02/09 (a)(b)	4,300	4,300
Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts)
Series 2008A
2.70%, 07/01/09 (a)(b)	6,400	6,400
Gainesville & Hall Cnty Development Auth
RB (GHCDA Economic Development Corp)
Series 2007
3.12%, 07/02/09 (a)(b)	6,265	6,265
Georgia
GO Bonds
Series 2006G
0.17%, 07/02/09 (a)(c)(d)	4,190	4,190
GO Bonds
Series 2007B
1.00%, 08/13/09 (c)(d)	11,705	11,705
Gwinnett Cnty SD
GO Bonds
Series 2008
0.20%, 07/02/09 (a)(c)(d)	5,200	5,200
Jefferson Cnty Development Auth
IDRB (Grove River Mills)
Series 1997
0.57%, 07/02/09 (a)(b)	300	300
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts)
Series 2002
0.39%, 07/02/09 (a)(b)	7,500	7,500
Marietta Housing Auth
M/F Housing RB (Walton Village Apts)
Series 2005
0.44%, 07/02/09 (a)(b)	14,300	14,300
M/F Housing Refunding RB (Ashton Place Apts)
Series 1990
0.30%, 07/02/09 (a)(b)	2,500	2,500
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts)
Series 2008
0.57%, 07/02/09 (a)(b)	6,300	6,300
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture)
Series 2007B
0.26%, 07/02/09 (a)(b)(c)(d)	10,320	10,320
0.45%, 07/02/09 (a)(c)(d)	3,766	3,766
Monroe Cnty Development Auth
RB (Georgia Power Plant Scherer) First
Series 2008
1.95%, 12/10/09	15,000	15,000
Municipal Electric Auth of Georgia
BAN (Plant Vogtle)
Series 2009A
0.60%, 05/25/10	41,250	41,582
Pooler Development Auth
M/F Housing RB (Alta Towne Lake Apts)
Series 2005
0.55%, 07/02/09 (a)(b)	19,500	19,500
Private Colleges & Univ Auth
RB (Emory Univ)
Series 2008C
0.20%, 07/02/09 (a)(c)(d)	3,835	3,835
0.32%, 07/02/09 (a)(c)(d)	7,470	7,470
Savannah Economic Development Auth
Exempt Facility RB (Georgia Kaolin Terminal)
Series 1997
0.55%, 07/02/09 (a)(b)	6,000	6,000
Exempt Facility RB (Home Depot)
Series 1995B
2.70%, 07/01/09 (a)(b)	11,150	11,150
Savannah Housing Auth
M/F Housing RB (Live Oak Plantation Apts)
Series 2001A1
2.70%, 07/01/09 (a)(b)	5,000	5,000
Summerville Development Auth
Exempt Facility RB (Image Industries)
Series 1997
0.55%, 07/02/09 (a)(b)	11,000	11,000
Valdosta & Lowndes Cntys Hospital Auth
Revenue Certificates (South Georgia Medical Center)
Series 1998
0.29%, 07/02/09 (a)(b)	2,800	2,800
Webster Cnty IDA
IDRB (Tolleson Lumber)
Series 1999
0.47%, 07/02/09 (a)(b)	4,000	4,000
Winder-Barrow Cnty Joint Development Auth
IDRB (Price Companies)
Series 2007
0.55%, 07/02/09 (a)(b)	9,445	9,445

		457,984

Hawaii 0.6%
Hawaii
GO Bonds
Series 1999CT
0.70%, 09/01/09 (b)	6,000	6,112

See financial notes 21

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds
Series 2002CX
0.50%, 07/02/09 (a)(c)(d)	8,100	8,100
GO Bonds
Series 2008D4
0.45%, 07/02/09 (a)(c)(d)	19,800	19,800
Hawaii State Dept of Budget & Finance
Special Purpose RB (Hawaii Pacific Health)
Series 2009A1
0.25%, 07/02/09 (a)(b)	16,650	16,650
Hawaii State Housing Finance & Development Corp
M/F Housing RB (Lokahi Ka’U)
Series 2008
0.32%, 07/02/09 (a)(b)	5,200	5,200
Honolulu
GO Bonds
Series 2005A
1.20%, 07/01/09	2,470	2,470
GO Bonds
Series 2005A, C & D
0.50%, 07/02/09 (a)(c)(d)	12,500	12,500
Wastewater System RB (First Bond Resolution) Sr
Series 2006A
0.25%, 07/02/09 (a)(b)(c)(d)	16,425	16,425
Wastewater System RB Sr
Series 2005A
0.40%, 07/02/09 (a)(c)(d)	23,380	23,380
Honolulu Board of Water Supply
Water System RB
Series 2006A
0.25%, 07/02/09 (a)(b)(c)(d)	7,000	7,000

		117,637

Idaho 0.2%
Idaho
TAN
Series 2009
0.40%, 06/30/10 (f)	25,000	25,521
0.44%, 06/30/10 (f)	12,780	13,042
Idaho State Univ Foundation
RB (L.E. & Thelma E. Stephens Performing Arts Center)
Series 2001
0.27%, 07/02/09 (a)(b)	1,770	1,770

		40,333

Illinois 5.4%
Aurora
Collateralized S/F Mortgage RB
Series 2007D1
0.29%, 07/02/09 (a)(b)(c)(d)	10,625	10,625
Bridgeview
GO Project & Refunding Bonds
Series 2008A1
0.33%, 07/01/09 (a)(b)	17,500	17,500
Carol Stream
M/F Housing Refunding RB (St Charles Square)
Series 1997
0.44%, 07/01/09 (a)(b)	4,415	4,415
Chicago
General Airport Second Lien Refunding RB
Series 1999
0.90%, 01/01/10 (b)	4,205	4,301
General Airport Third Lien RB
Series 2005A
0.30%, 07/02/09 (a)(b)(c)(d)	4,555	4,555
General Airport Third Lien RB
Series 2008A
0.25%, 07/02/09 (a)(b)(c)(d)	24,340	24,340
GO Project & Refunding Bonds
Series 2006A
0.55%, 07/02/09 (a)(c)(d)	17,375	17,375
GO Project & Refunding Bonds
Series 2007A
0.40%, 07/02/09 (a)(c)(d)	35,245	35,245
0.40%, 07/02/09 (a)(c)(d)	33,000	33,000
GO Refunding Bonds
Series 2000D
0.40%, 07/02/09 (a)(c)(d)	9,900	9,900
GO Refunding Bonds
Series 2008A
0.45%, 07/02/09 (a)(c)(d)	15,980	15,980
0.20%, 07/02/09 (a)(c)(d)	9,445	9,445
Second Lien Wastewater Transmission Refunding RB
Series 2006A&B
0.26%, 07/02/09 (a)(b)(c)(d)	11,345	11,345
Second Lien Water Refunding RB
Series 2004–2
0.30%, 07/02/09 (a)(b)	12,400	12,400
Special Facilities RB (O’Hare Tech Center II)
Series 2002
0.70%, 07/02/09 (a)(b)	7,785	7,785
Chicago Board of Education
Unlimited Tax GO Bonds (Dedicated Revenues)
Series 1999A
0.32%, 07/02/09 (a)(b)(c)(d)	14,720	14,720
Unlimited Tax GO Refunding Bonds (Dedicated Revenues)
Series 2009A2
0.25%, 07/02/09 (a)(b)	5,900	5,900
Community Unit SD No. 365-U
GO School Bonds (Valley View)
Series 2005
0.28%, 07/02/09 (a)(b)(c)(d)	14,705	14,705
Cook Cnty
RB (Catholic Theological Union)
Series 2005
0.47%, 07/01/09 (a)(b)	2,500	2,500
Sales TAN
Series 2008
1.58%, 08/03/09	12,000	12,015
Dupage Cnty
RB (Morton Arboretum)
Series 2003
0.32%, 07/02/09 (a)(b)	24,050	24,050
East Dundee, Kane & Cook Cntys
IDRB (Otto Engineering)
Series 1998
0.70%, 07/02/09 (a)(b)	1,155	1,155
Hampshire
IDRB (Poli-Film America)
Series 1998A
0.57%, 07/02/09 (a)(b)	1,800	1,800

22 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Hillside
Economic Development RB (L&J Technologies)
Series 1994
0.72%, 07/01/09 (a)(b)	3,120	3,120
Illinois Development Finance Auth
Economic Development RB (Korex)
Series 1990
0.72%, 07/02/09 (a)(b)	4,000	4,000
IDRB (Camcraft)
Series 1993
2.13%, 07/01/09 (a)(b)	1,000	1,000
Qualified Residential Rental Bonds (River Oaks)
Series 1989
0.46%, 07/01/09 (a)(b)	32,000	32,000
RB (Aurora Central Catholic High School)
Series 1994
0.42%, 07/01/09 (a)(b)	5,000	5,000
RB (Catholic Charities Housing Development)
Series 1993A
1.37%, 07/01/09 (a)(b)	9,160	9,160
RB (Catholic Charities Housing Development)
Series 1993B
1.37%, 07/01/09 (a)(b)	910	910
RB (FC Harris Pavilion)
Series 1994
0.46%, 07/01/09 (a)(b)	14,960	14,960
RB (Lake Forest Academy)
Series 1994A
0.42%, 07/01/09 (a)(b)	4,000	4,000
RB (Richard H. Driehaus Museum)
Series 2005
0.42%, 07/01/09 (a)(b)	3,800	3,800
RB (St. Ignatius College Prep)
Series 2002
0.42%, 07/01/09 (a)(b)	2,800	2,800
Illinois Educational Facilities Auth
RB (Northwestern Univ)
Series 2003
0.30%, 07/02/09 (a)(c)(d)	14,020	14,020
0.35%, 07/02/09 (a)(c)(d)	9,900	9,900
RB (Univ of Chicago)
Series 2001B1
1.85%, 07/28/09	16,700	16,700
RB (Univ of Chicago)
Series 2001B3
0.52%, 05/05/10	22,265	22,265
Illinois Finance Auth
RB (Elmhurst Memorial Healthcare)
Series 2008D
0.16%, 07/01/09 (a)(b)	15,600	15,600
RB (Advocate Health Care Network)
Series 2003C
0.77%, 02/26/10	16,262	16,262
RB (Advocate Health Care Network)
Series 2008B5
0.26%, 07/01/09 (a)(c)	2,635	2,635
RB (Advocate Health Care Network)
Series 2008C2A
0.22%, 07/01/09 (a)(c)	12,500	12,500
RB (Advocate Health Care Network)
Series 2008C3A
0.29%, 07/01/09 (a)(c)	24,000	24,000
RB (Advocate Health Care Network)
Series 2008C3B
Series 2008C3B
2.32%, 07/01/09 (a)(c)	7,000	7,000
RB (Art Institute of Chicago)
Series 2009B1
0.35%, 07/01/09 (a)(b)	7,000	7,000
RB (Erikson Institute)
Series 2007
0.32%, 07/02/09 (a)(b)	6,000	6,000
RB (Ingalls Memorial Hospital)
Series 1985C
0.18%, 07/01/09 (a)(b)	11,900	11,900
RB (Lake Forest College)
Series 2008
0.42%, 07/01/09 (a)(b)	2,500	2,500
RB (LifeSource Corp)
Series 2000
0.30%, 07/02/09 (a)(b)	5,600	5,600
RB (Little Co of Mary Hospital & Health Care Centers)
Series 2008A
0.27%, 07/02/09 (a)(b)	4,890	4,890
RB (Lutheran Home & Services)
Series 2001
0.55%, 07/02/09 (a)(b)	12,505	12,505
RB (Northwestern Memorial Hospital)
Series 2007A1
0.24%, 07/02/09 (a)(c)	7,000	7,000
RB (Northwestern Memorial Hospital)
Series 2009
0.28%, 07/02/09 (a)(c)(d)	6,285	6,285
RB (Northwestern Memorial Hospital)
Series 2009A
0.28%, 07/02/09 (a)(c)(d)	4,995	4,995
0.28%, 07/02/09 (a)(c)(d)	6,000	6,000
RB (Northwestern Memorial Hospital)
Series 2007A3
0.24%, 07/02/09 (a)(c)	32,125	32,125
RB (Northwestern Univ)
Series 2006
0.23%, 07/01/09 (a)(c)(d)	6,200	6,200
RB (OSF Healthcare System)
Series 1999
0.53%, 11/15/09 (b)	2,500	2,578
0.70%, 11/15/09 (b)	2,000	2,061
1.15%, 11/15/09 (b)	8,500	8,746
1.15%, 11/15/09 (b)	5,000	5,145
1.22%, 11/15/09 (b)	800	823
1.34%, 11/15/09 (b)	7,000	7,197
1.40%, 11/15/09 (b)	1,700	1,748
RB (OSF Healthcare System)
Series 2009C
0.23%, 07/01/09 (a)(b)	8,000	8,000
RB (OSF Healthcare System)
Series 2009D
0.20%, 07/01/09 (a)(b)	5,000	5,000
RB (Regency Park at Lincolnwood)
Series 1991B
0.28%, 07/02/09 (a)(b)(c)(d)	5,975	5,975
RB (Resurrection Health Care)
Series 1999A
0.70%, 07/02/09 (a)(b)(c)(d)	11,250	11,250

See financial notes 23

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Riverside Health System)
Series 2004
0.32%, 07/01/09 (a)(b)	16,640	16,640
RB (Rockford Memorial Hospital Obligated Group)
Series 2008
0.35%, 07/02/09 (a)(b)	20,300	20,300
RB (Univ of Chicago)
Series 2007
0.20%, 07/02/09 (a)(c)(d)	5,135	5,135
Refunding RB (Commonwealth Edison)
Series 2008D
0.30%, 07/01/09 (a)(b)	3,000	3,000
Refunding RB (Edward Hospital Obligated Group)
Series 2008B2
0.32%, 07/01/09 (a)(b)	4,920	4,920
Refunding RB (Swedish Covenant Hospital)
Series 2008B
0.31%, 07/01/09 (a)(b)	4,000	4,000
Refunding RB (Univ of Chicago Medical Center)
Series 2009A1
0.30%, 07/02/09 (a)(b)	3,200	3,200
Illinois Housing Development Auth
Homeowner Mortgage RB
Series 2007H2
1.98%, 08/01/09	20,030	20,030
M/F Mortgage Refunding RB (Hyde Park Tower Apts)
Series 2000A
0.49%, 07/01/09 (a)(b)	11,215	11,215
Illinois Regional Transportation Auth
GO Bonds
Series 2005A
0.35%, 07/02/09 (a)(c)(d)	28,835	28,835
GO Refunding Bonds
Series 1999
0.50%, 07/02/09 (a)(c)(d)	9,900	9,900
0.50%, 07/02/09 (a)(c)(d)	12,055	12,055
Lake Cnty
M/F Housing RB (Whispering Oaks Apts)
Series 2008
0.32%, 07/02/09 (a)(b)	3,250	3,250
Lombard
Refunding IDRB (B&H Partnership)
Series 1995
0.59%, 07/02/09 (a)(b)	1,850	1,850
Metropolitan Pier & Exposition Auth
McCormick Place Expansion Project Bonds
Series 1999A
0.70%, 07/02/09 (a)(c)(d)	9,900	9,900
0.70%, 07/02/09 (a)(c)(d)	9,635	9,635
McCormick Place Expansion Project Bonds
Series 2002A
0.25%, 07/02/09 (a)(b)(c)(d)	6,210	6,210
0.25%, 07/02/09 (a)(b)(c)(d)	6,455	6,455
0.27%, 07/02/09 (a)(c)(d)	5,000	5,000
0.27%, 07/02/09 (a)(c)(d)	2,870	2,870
0.33%, 07/02/09 (a)(c)(d)	10,330	10,330
0.38%, 07/02/09 (a)(c)(d)	6,590	6,590
0.55%, 07/02/09 (a)(c)(d)	10,820	10,820
RB (McCormick Place Convention Complex Hospitality Facilities)
Series 1996A
1.76%, 07/02/09 (a)(b)(c)(d)	26,490	26,490
Metropolitan Water Reclamation District of Greater Chicago
GO Refunding Bonds
Series of May 2006
0.28%, 07/02/09 (a)(c)(d)	5,800	5,800
Limited Tax GO Refunding Bonds
Series C of March 2007
0.20%, 07/02/09 (a)(c)(d)	3,780	3,780
Unlimited Tax GO Refunding Bonds
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	30,740	30,740
Unlimited Tax GO Refunding Bonds
Series 2007B &
Series 2007C
0.45%, 07/02/09 (a)(c)(d)	44,070	44,070
Unlimited Tax GO Refunding Bonds
Series B of March 2007
1.75%, 07/02/09 (a)(c)(d)	7,045	7,045
Northern Illinois Municipal Power Agency
Power Project RB (Prairie State)
Series 2007A
0.25%, 07/02/09 (a)(b)(c)(d)	13,140	13,140
Palatine
Special Facility RB (Little City for Community Development)
Series 1998
1.37%, 07/01/09 (a)(b)	5,000	5,000
Rockford
IDRB (Rockford Industrial Welding Supply)
Series 1996
1.50%, 07/02/09 (a)(b)	2,000	2,000
Schaumburg
GO Bonds
Series 2004B
0.40%, 07/02/09 (a)(b)(c)(d)	18,675	18,675
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat)
Series 2004
0.63%, 07/02/09 (a)(b)	6,860	6,860
Springfield
Sr Lien Electric RB
Series 2006
0.40%, 07/02/09 (a)(b)(c)(d)	4,950	4,950
Univ of Illinois
Refunding RB
Series 2008
0.35%, 07/01/09 (a)(b)	9,500	9,500
Village of Western Springs
Special Assessment Bonds (Timber Trails)
Series 2006
0.52%, 07/01/09 (a)(b)	14,442	14,442
Yorkville
IDRB (FE Wheaton & Co)
Series 1996
1.50%, 07/02/09 (a)(b)	800	800

		1,093,643

Indiana 2.0%
Columbia City
Economic Development RB (Precision Plastics of Indiana)
Series 1997
0.72%, 07/01/09 (a)(b)	2,000	2,000

24 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Elkhart Cnty
Economic Development RB (West Plains Apts)
Series 1998A
2.13%, 07/01/09 (a)(b)	1,590	1,590
Elkhart Cnty Hospital Auth
RB (Elkhart General Hospital)
Series 2008
0.23%, 07/01/09 (a)(b)	13,400	13,400
Franklin Cnty School Building Corp
First Mortgage Bonds
Series 2000
1.20%, 07/15/09 (b)	1,235	1,237
Indiana Development Finance Auth
IDRB (Big Sky Park)
Series 1999
0.70%, 07/02/09 (a)(b)	3,200	3,200
Indiana Finance Auth
Environmental RB (PSI Energy)
Series 2005B
0.34%, 07/01/09 (a)(b)	10,500	10,500
Health System Refunding RB (Sisters of St. Francis Health Services)
Series 2008C
1.00%, 07/30/09 (c)(d)	14,705	14,705
Highway Refunding RB
Series 2007A
0.20%, 07/02/09 (a)(c)(d)	14,470	14,470
RB (Ascension Health Sr Credit Group)
Series 2008E8
3.40%, 12/15/09	25,000	25,215
RB (Republic Services)
Series 2005
2.70%, 07/01/09 (a)(b)	7,500	7,500
RB (Sisters of St. Francis Health Services Obligated Group)
Series 2008F
0.20%, 07/02/09 (a)(b)	5,000	5,000
RB (Sisters of St. Francis Health Services Obligated Group)
Series 2008G
0.20%, 07/02/09 (a)(b)	5,250	5,250
Refunding RB (Duke Energy Indiana)
Series 2009A1
0.45%, 07/01/09 (a)(b)	6,000	6,000
Refunding RB (Duke Energy Indiana)
Series 2009A2
0.45%, 07/01/09 (a)(b)	3,300	3,300
Refunding RB (Duke Energy Indiana)
Series 2009A3
0.45%, 07/01/09 (a)(b)	10,300	10,300
Refunding RB (Sisters of St. Francis Health Services Obligated Group)
Series 2008A
0.23%, 07/02/09 (a)(b)	34,865	34,865
Refunding RB (Trinity Health Credit Group)
Series 2008D1
0.20%, 07/02/09 (a)	14,200	14,200
Refunding RB (Trinity Health Credit Group)
Series 2008D2
0.20%, 07/02/09 (a)	21,250	21,250
Indiana Health & Educational Facility Financing Auth
RB (Ascension Health Sr Credit Group)
Series 2006
0.26%, 07/02/09 (a)(b)(c)(d)	30,840	30,840
Indiana Health Facility Financing Auth
RB (Ascension Health Credit Group)
Series 2002E
0.58%, 05/04/10	31,875	31,875
RB (Ascension Health Credit Group)
Series 2003E6
0.60%, 03/15/10	22,280	22,280
RB (Ascension Health Credit Group)
Series 2005A7
0.91%, 04/01/10	5,000	5,152
Indiana HFA
S/F Mortgage RB
Series 2004B2 & 2005C2
0.60%, 07/02/09 (a)(c)(d)	1,545	1,545
Indiana Housing & Community Development Agency
S/F Mortgage RB
Series 2007A
0.48%, 07/02/09 (a)(c)(d)	4,765	4,765
Indiana Municipal Power Agency
Power Supply System RB
Series 2006A
0.45%, 07/02/09 (a)(b)(c)(d)	25,290	25,290
Indianapolis
M/F Housing RB (Nora Pines Apts)
Series 2001
0.40%, 07/02/09 (a)(b)	9,275	9,275
Thermal Energy System RB
Series 2001A
0.45%, 07/02/09 (a)(b)(c)(d)	9,890	9,890
Indianapolis Local Public Improvement Bond Bank
Bonds
Series 2008A
0.28%, 07/02/09 (a)(c)(d)	3,000	3,000
Waterworks Project Bonds
Series 2002A
0.28%, 07/02/09 (a)(b)(c)(d)	6,255	6,255
Indianapolis Public School Building Corp
First Mortgage Refunding Bonds
Series 2007
0.21%, 07/02/09 (a)(b)(c)(d)	13,435	13,435
Lawrenceburg
Pollution Control Refunding RB (Indiana Michigan Power)
Series H
0.35%, 07/02/09 (a)(b)	15,900	15,900
Middlebury Schools Building Corp
First Mortgage Bonds
Series 2006A
0.21%, 07/02/09 (a)(b)(c)(d)	10,117	10,117
St. Joseph Cnty
Economic Development RB (Corby Apts)
Series 1997B
2.13%, 07/01/09 (a)(b)	3,145	3,145
Economic Development RB (Pin Oaks Apts)
Series 1997A
2.13%, 07/01/09 (a)(b)	1,000	1,000
Economic Development RB (Western Manor Apts)
Series 1997C
2.13%, 07/01/09 (a)(b)	2,130	2,130
Vigo Cnty
Economic Development RB (Sisters of Providence)
Series 2001
0.75%, 07/02/09 (a)(b)	3,500	3,500

See financial notes 25

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wayne Township School Building Corp
First Mortgage Refunding Bonds
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	5,080	5,080

		398,456

Iowa 0.4%
Des Moines Metropolitan Wastewater Reclamation Auth
Sewer RB
Series 2004B
0.21%, 07/02/09 (a)(b)(c)(d)	6,445	6,445
Iowa Finance Auth
M/F Housing RB (Country Club Village)
Series 2006
0.43%, 07/02/09 (a)(b)	11,370	11,370
Midwestern Disaster Area Economic Development RB (Cargill)
Series 2009A
0.46%, 07/02/09 (a)	30,000	30,000
Solid Waste Disposal RB (MidAmerican Energy)
Series 2008A
0.48%, 07/01/09 (a)	11,000	11,000
Subordinate RAN (Iowa School Cash Anticipation Program)
Series 2009B
2.50%, 06/23/10 (b)	17,848	18,199
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ)
Series 2003
0.32%, 07/02/09 (a)(b)	2,000	2,000

		79,014

Kansas 0.2%
Kansas Dept of Transportation
Highway RB
Series 2004C2
0.25%, 07/01/09 (a)(c)	7,415	7,415
Highway RB
Series 2004C3
0.25%, 07/01/09 (a)(c)	10,000	10,000
Highway Refunding RB
Series 2002A
1.30%, 09/01/09	6,780	6,822
Unified Government of Wyandotte Cnty & Kansas City
Utility System Refunding RB
Series 2004
0.45%, 07/02/09 (a)(b)(c)(d)	20,730	20,730

		44,967

Kentucky 0.9%
Boyle Cnty
Hospital RB (Ephraim McDowell Health)
Series 2006
4.25%, 07/02/09 (a)(b)	50,450	50,450
Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp)
Series 2000
0.48%, 07/02/09 (a)(b)	12,790	12,790
Jefferson Cnty
M/F Housing Refunding RB (Camden Brookside Apts)
Series 2002
0.33%, 07/02/09 (a)(b)	8,900	8,900
Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities)
Series 2007A
0.41%, 07/02/09 (a)(b)	13,925	13,925
Kentucky Housing Corp
Housing RB
Series 2002A
0.36%, 07/01/09 (a)(c)(d)	2,350	2,350
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84
1.76%, 07/02/09 (a)(c)(d)	34,390	34,390
Kentucky Turnpike Auth
Economic Development Road RB (Revitalization Projects)
Series 2008A
0.20%, 07/02/09 (a)(c)(d)	2,615	2,615
Louisville & Jefferson Cnty Metropolitan Government
GO BAN 2008A
1.10%, 12/01/09	8,800	8,851
Louisville & Jefferson Cnty Metropolitan Sewer District
Sewage & Drainage System RB
Series 1999A
0.35%, 07/02/09 (a)(b)(c)(d)	5,600	5,600
Mason Cnty
Pollution Control RB (East Kentucky Power Coop)
Pooled Series 1984B2
1.10%, 07/01/09 (a)(b)	11,080	11,080
Pollution Control RB (East Kentucky Power Coop)
Pooled Series 1984B3
1.10%, 07/01/09 (a)(b)	10,040	10,040
Richmond
IDRB (Mikron)
Series 1995
0.60%, 07/01/09 (a)(b)	1,100	1,100
Somerset
Industrial Building RB (Tibbals Flooring)
Series 1989
0.48%, 07/02/09 (a)(b)	10,000	10,000
Warren Cnty
Refunding RB (Bowling Green-Warren Cnty Community Hospital)
Series 2008
0.35%, 07/02/09 (a)(b)(c)	16,700	16,700

		188,791

Louisiana 2.0%
Jefferson Parish Hospital District No. 1
Hospital RB (West Jefferson Medical Center)
Series 1998B
1.45%, 07/02/09 (a)(b)(c)	25,000	25,000
Hospital RB (West Jefferson Medical Center)
Series 2004A
1.10%, 01/01/10 (b)	40,000	40,948
Jefferson Sales Tax District
Special Sales Tax RB
Series 2005
0.25%, 07/02/09 (a)(b)(c)(d)	870	870
Louisiana
Gasoline & Fuels Tax RB
Series 2005A
0.26%, 07/02/09 (a)(b)(c)(d)	3,395	3,395

26 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Gasoline & Fuels Tax RB
Series 2006A
0.25%, 07/02/09 (a)(b)(c)(d)	20,715	20,715
Louisiana HFA
M/F Housing RB (Belmont Village Apts)
Series 2009
0.32%, 07/02/09 (a)(b)	8,950	8,950
M/F Housing RB (Jefferson Lakes Apts)
Series 2007
0.44%, 07/02/09 (a)(b)	14,900	14,900
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (City of Bossier Public Improvement)
Series 2007
0.26%, 07/02/09 (a)(b)(c)(d)	18,155	18,155
Louisiana Municipal Natural Gas Purchasing & Distribution Auth
RB (Gas Project No. 1)
Series 2006
0.35%, 07/02/09 (a)(b)(c)(d)	45,040	45,040
Louisiana Public Facilities Auth
RB (Diocese of Houma-Thibodaux)
Series 2006
1.37%, 07/01/09 (a)(b)	7,800	7,800
Refunding RB (Tulane Univ)
Series 2007A1
0.45%, 07/02/09 (a)(b)(c)(d)	30,690	30,690
Louisiana State Univ Agricultural & Mechanical College
Auxiliary RB
Series 2006
0.21%, 07/02/09 (a)(b)(c)(d)	27,525	27,525
New Orleans IDB
M/F Housing RB (3700 Orleans)
Series 2000
0.36%, 07/02/09 (a)(b)	29,000	29,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB (International Marine Terminal)
Series 1984B
3.21%, 03/15/10 (b)	16,400	16,458
St. James Parish
Pollution Control Refunding RB (Texaco)
Series 1988A
0.40%, 09/01/09	59,030	59,030
Pollution Control Refunding RB (Texaco)
Series 1988B
0.40%, 09/01/09	39,030	39,030
RB (NuStar Logistics)
Series 2008
0.28%, 07/01/09 (a)(b)	10,000	10,000

		397,506

Maine 0.3%
Maine Finance Auth
RB (Jackson Laboratory)
Series 2002
0.36%, 07/02/09 (a)(b)	5,000	5,000
Maine Health & Educational Facilities Auth
RB
Series 2006F
0.21%, 07/02/09 (a)(b)(c)(d)	15,020	15,020
Maine State Housing Auth
Mortgage Purchase Bonds
Series 2008I
2.00%, 12/16/09	33,000	33,000

		53,020

Maryland 0.9%
Maryland Community Development Administration
Housing RB
Series 2006D & 2007B
0.40%, 07/02/09 (a)(c)(d)	9,265	9,265
Residential RB
Series 2007D
1.00%, 07/01/09 (f)(a)(c)(d)	5,635	5,635
Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (The John Hopkins Health System)
Series F
0.60%, 08/11/09 (b)	41,550	41,550
Mortgage RB (Western Maryland Health System)
Series 2006A
1.00%, 09/09/09 (b)(c)(d)	14,665	14,665
Project & Refunding RB (Mercy Center)
Series 1996
0.31%, 07/02/09 (a)(b)(c)(d)	18,185	18,185
RB (De Matha Catholic High School)
Series 2008
0.33%, 07/02/09 (a)(b)	9,110	9,110
RB (Frederick Memorial Hospital)
Series 2008
0.29%, 07/01/09 (a)(b)	8,000	8,000
RB (John Hopkins Univ)
Series 2008A
0.20%, 07/02/09 (a)(c)(d)	3,850	3,850
RB (Kennedy Krieger)
Series 2006
2.50%, 07/02/09 (a)(b)	8,975	8,975
RB (LifeBridge Health)
Series 2008
0.45%, 07/02/09 (a)(b)(c)(d)	9,000	9,000
RB (Pooled Loan Program)
Series 1985B
0.26%, 07/01/09 (a)(b)	10,275	10,275
RB (Pooled Loan Program)
Series 1994D
0.30%, 07/02/09 (a)(b)	4,722	4,722
RB (Univ of Maryland Medical System)
Series 2007A
0.25%, 07/02/09 (a)(b)	6,250	6,250
RB (Univ of Maryland Medical System)
Series 2008E
2.45%, 07/02/09 (a)(b)	7,000	7,000
RB (Upper Chesapeake Hospitals)
Series 2008B
0.29%, 07/01/09 (a)(b)	5,780	5,780
Maryland State Economic Development Corp
RB (Constellation Energy)
Series 2007
0.48%, 07/02/09 (a)(b)	13,000	13,000
Montgomery Cnty Housing Opportunities Commission
Housing Development Bonds 2008 Issue A
1.04%, 01/01/10	8,250	8,290

See financial notes 27

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Housing RB (Oakfield Apts)
Series 2005I
0.28%, 07/01/09 (a)(b)	6,550	6,550

		190,102

Massachusetts 2.5%
Gloucester
BAN
2.40%, 09/18/09	25,000	25,018
Lowell
BAN
Series A
1.75%, 09/18/09	5,110	5,121
Massachusetts
GO Bonds Consolidated Loan of 1998
Series C
0.45%, 07/02/09 (a)(c)(d)	3,485	3,485
GO Bonds Consolidated Loan of 2000
Series A
0.62%, 02/01/10 (b)	1,025	1,067
1.00%, 02/01/10 (b)	8,625	8,963
GO Bonds Consolidated Loan of 2001
Series D
0.45%, 07/02/09 (a)(c)(d)	2,785	2,785
GO Bonds Consolidated Loan of 2007
Series C
0.29%, 07/02/09 (a)(c)(d)	10,500	10,500
0.39%, 07/02/09 (a)(c)(d)	3,000	3,000
GO Refunding Bonds
Series 2002A
0.40%, 02/01/10	7,665	7,893
GO Refunding Bonds
Series 2004A
0.60%, 07/02/09 (a)(c)(d)	3,950	3,950
GO Refunding Bonds
Series 2004B
1.75%, 07/02/09 (a)(c)(d)	7,600	7,600
Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2006A
1.76%, 07/02/09 (a)(c)(d)	7,955	7,955
Assessment Bonds
Series 2008A
0.44%, 07/02/09 (a)(c)(d)	2,300	2,300
Sr Sales Tax Bonds
Series 2005A
1.76%, 07/02/09 (a)(c)(d)	5,485	5,485
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington)
Series 2005B
0.28%, 07/02/09 (a)(b)	4,300	4,300
M/F Housing RB (Archstone Reading Apts)
Series 2004A
0.36%, 07/02/09 (a)(b)	12,560	12,560
M/F Housing Refunding RB (Kensington at Chelmsford)
Series 2002
0.32%, 07/02/09 (a)(b)	15,650	15,650
RB (Greater Boston Food Bank)
Series 2008A
0.28%, 07/01/09 (a)(b)	11,700	11,700
RB (Thayer Academy)
Series 2007
0.34%, 07/02/09 (a)(b)(c)	2,295	2,295
RB (Worcester Academy)
Series 2000
0.83%, 07/02/09 (a)(b)	1,200	1,200
Solid Waste Disposal RB (Newark Group)
Series 2001C
0.40%, 07/01/09 (a)(b)	7,300	7,300
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
2.85%, 07/09/09	4,845	4,845
RB (Baystate Medical Center)
Series 2009J2
0.15%, 07/01/09 (a)(b)	1,700	1,700
RB (Capital Asset Program)
Series M2
0.30%, 07/02/09 (a)(b)	6,175	6,175
RB (Dana-Farber Cancer Institute)
Series 2008L2
0.25%, 07/02/09 (a)(b)	6,200	6,200
RB (Massachusetts Institute of Technology)
Series K
0.29%, 07/02/09 (a)(c)(d)(f)	5,198	5,198
0.30%, 07/02/09 (a)(c)(d)	5,000	5,000
RB (Massachusetts Institute of Technology)
Series 2008O
0.44%, 07/02/09 (a)(c)(d)	4,685	4,685
RB (Partners HealthCare System)
Series 2003D2
0.17%, 07/02/09 (a)	10,000	10,000
RB (Partners HealthCare System)
Series 2005F4
0.25%, 07/02/09 (a)(c)	68,110	68,110
RB (Partners HealthCare System)
Series 2008H1
0.50%, 01/13/10	5,000	5,000
RB (South Shore Hospital)
Series 2008G
0.43%, 07/02/09 (a)(b)(c)	55,460	55,460
Refunding RB (Suffolk Univ)
Series 2007B
0.30%, 07/02/09 (a)(b)	3,400	3,400
Revenue Notes (Harvard Univ)
Series EE
0.35%, 02/24/10	17,204	17,204
Massachusetts HFA
Housing Bonds
Series 2005D
0.37%, 07/02/09 (a)(c)(d)	7,830	7,830
S/F Housing RB
Series 122
0.46%, 07/02/09 (a)(c)(d)	20,215	20,215
Massachusetts School Building Auth
CP
Series A
0.50%, 07/08/09 (b)	23,385	23,385
Dedicated Sales Tax Bonds
Series 2005A
0.39%, 07/02/09 (a)(c)(d)	9,900	9,900
0.39%, 07/02/09 (a)(c)(d)	21,540	21,540
0.55%, 07/02/09 (a)(c)(d)	3,100	3,100

28 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Dedicated Sales Tax Bonds
Series 2007A
0.39%, 07/02/09 (a)(c)(d)	5,400	5,400
Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds
Series 2006
0.31%, 07/02/09 (a)(c)(d)	8,195	8,195
State Revolving Fund Bonds
Series 14
0.31%, 07/02/09 (a)(c)(d)	6,665	6,665
Massachusetts Water Resources Auth
General RB
Series 2002J
0.31%, 07/02/09 (a)(c)(d)	7,500	7,500
0.31%, 07/02/09 (a)(c)(d)	5,645	5,645
General Refunding RB
Series 2005B
0.21%, 07/02/09 (a)(c)(d)	10,700	10,700
General Refunding RB
Series 2007B
0.20%, 07/02/09 (a)(c)(d)	2,535	2,535
Needham
GO BAN 2009
0.44%, 12/15/09	5,169	5,195
New Bedford
GO BAN 2009
0.80%, 02/12/10	9,000	9,066
Silver Lake Regional SD
GO BAN
2.10%, 08/21/09	6,900	6,913

		496,888

Michigan 2.4%
Detroit
Sewage Disposal System RB
Series 1999A
1.00%, 01/01/10 (b)	36,095	37,357
1.40%, 01/01/10 (b)	750	775
1.50%, 01/01/10 (b)	200	206
Detroit SD
Unlimited Tax GO School Building & Site Improvement Bonds
Series 2003B
0.35%, 07/02/09 (a)(b)(c)(d)	12,375	12,375
Grand Rapids
Sewer System Improvement & Refunding RB
Series 1998A
0.35%, 07/02/09 (a)(b)(c)(d)	6,900	6,900
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park)
Series 2001
0.42%, 07/02/09 (a)(b)	17,250	17,250
Kent Hospital Finance Auth
Refunding RB (Spectrum Health System)
Series 2008B3
0.21%, 07/01/09 (a)(c)	4,000	4,000
Michigan Higher Education Facilities Auth
Limited Obligation Refunding RB (Hope College)
Series 2004
0.32%, 07/02/09 (a)(b)	3,265	3,265
Michigan Housing Development Auth
Rental Housing RB
Series 2000A
0.38%, 07/01/09 (a)(c)	24,790	24,790
Rental Housing RB
Series 2006D
0.56%, 07/02/09 (a)(c)(d)	5,250	5,250
S/F Mortgage RB
Series 2007D
0.50%, 07/02/09 (a)(c)	16,600	16,600
S/F Mortgage RB
Series 2007F
0.55%, 07/01/09 (a)(c)	30,000	30,000
S/F Mortgage RB
Series 2009D
0.30%, 07/01/09 (a)(c)	14,900	14,900
Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge)
Series 1985
0.70%, 07/01/09 (a)(b)	7,100	7,100
Michigan State Building Auth
Refunding RB (Facilities Program)
Series 2005I
0.26%, 07/02/09 (a)(b)(c)(d)	4,485	4,485
Michigan State Hospital Finance Auth
Hospital RB (Henry Ford Health System)
Series 1999A
1.30%, 11/15/09 (b)	1,945	1,998
Hospital Refunding RB (Henry Ford Health System)
Series 2006B
0.32%, 07/01/09 (a)(b)	19,100	19,100
RB (Ascension Health Credit Group)
Series 1999A
0.75%, 11/15/09 (b)	26,000	26,783
0.80%, 11/15/09 (b)	200	206
1.08%, 11/15/09 (b)	10,000	10,287
1.30%, 11/15/09 (b)	2,000	2,053
RB (Ascension Health Credit Group)
Series 1999B1
0.70%, 01/06/10	20,000	20,000
Michigan State Strategic Fund
Limited Obligation RB (American Cancer Society)
Series 2000
0.85%, 07/02/09 (a)(b)	2,745	2,745
Limited Obligation RB (Consumers Energy)
Series 2005
0.30%, 07/01/09 (a)(b)	7,000	7,000
Limited Obligation RB (Metaltec Steel Abrasive)
Series 2006
0.80%, 07/02/09 (a)(b)	2,230	2,230
Limited Obligation RB (United Machining)
Series 1998
1.00%, 07/02/09 (a)(b)	2,600	2,600
Limited Obligation Refunding RB (Van Andel Research Institute)
Series 2008
0.32%, 07/01/09 (a)(b)(g)	90,780	90,780
Oakland Cnty
Limited Obligation RB (Husky Envelope Products)
Series 1999
1.00%, 07/02/09 (a)(b)	800	800

See financial notes 29

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wayne Cnty Airport Auth
Airport RB (Detroit Metropolitan Airport)
Series 2005
0.35%, 07/02/09 (a)(b)(c)(d)	11,330	11,330
1.00%, 07/02/09 (a)(b)(c)(d)	12,000	12,000
Airport RB (Detroit Metropolitan Airport)
Series 2007
0.63%, 07/02/09 (a)(b)(c)(d)	26,320	26,320
Airport RB (Detroit Metropolitan Airport)
Series 2008A
0.28%, 07/02/09 (a)(b)(c)(d)	47,800	47,800
Airport Refunding RB (Detroit Metropolitan Airport)
Series 2008C
0.32%, 07/02/09 (a)(b)	14,290	14,290
0.32%, 07/02/09 (a)(b)	9,975	9,975

		493,550

Minnesota 1.4%
Duluth Econ Dev Auth & Brainerd
Health Care Facilities RB (Benedictine Health System)
Series 1993C & 1993E
0.39%, 07/02/09 (a)(b)(c)(d)	14,360	14,360
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar Co)
Series 2009
0.35%, 07/02/09 (a)(b)	19,350	19,350
Eden Prairie
M/F Housing RB (Eden Prairie Leased Housing Associates I)
Series 2003A
0.44%, 07/03/09 (a)(b)	17,500	17,500
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts)
Series 2002
0.43%, 07/02/09 (a)(b)	2,800	2,800
Mendota Heights
Refunding IDRB (Dakota Business Plaza)
Series 2000
0.52%, 07/02/09 (a)(b)	2,300	2,300
Minneapolis
RB (Fairview Health Services)
Series 2008C
0.16%, 07/01/09 (a)(b)	5,800	5,800
RB (Fairview Health Services)
Series 2008D
0.16%, 07/01/09 (a)(b)	2,300	2,300
Minneapolis-St. Paul Metropolitan Airports Commission
Subordinate Airport RB
Series 2005A
0.29%, 07/02/09 (a)(b)(c)(d)	3,405	3,405
Minnesota
COP Aid Anticipation
Series 2008
1.65%, 09/04/09	12,000	12,028
Minnesota Agricultural & Economic Development Board
RB (Evangelical Lutheran Good Samaritan Society)
Series 1996
0.65%, 07/02/09 (a)(b)	7,200	7,200
Minnesota HFA
Residential Housing Finance Bonds
Series 2005M
0.39%, 07/02/09 (a)(c)	1,720	1,720
Residential Housing Finance Bonds
Series 2006G
1.00%, 07/02/09 (a)(c)(d)	4,985	4,985
Minnesota Higher Education Facilities Auth
RB (Hamline Univ of Minnesota)
Series Six–E1
0.29%, 07/02/09 (a)(b)	2,135	2,135
RB (Hamline Univ of Minnesota)
Series Six–E2
0.29%, 07/02/09 (a)(b)	3,715	3,715
Rochester
Health Care Facilities RB (Mayo Foundation)
Series 2000A
0.55%, 07/13/09	31,000	31,000
0.60%, 07/13/09	23,000	23,000
Health Care Facilities RB (Mayo Foundation)
Series 2001A
0.60%, 07/13/09 (c)	3,600	3,600
Health Care Facilities RB (Mayo Foundation)
Series 2002C
0.25%, 07/01/09 (a)(c)	9,000	9,000
Health Care Facilities RB (Mayo Clinic)
Series 2008D
0.55%, 05/10/10	30,000	30,000
St. Cloud
Health Care RB (CentraCare Health System)
Series 2008A
0.38%, 07/02/09 (a)(b)(c)	7,780	7,780
Health Care RB (CentraCare Health System)
Series 2008B
0.40%, 07/02/09 (a)(b)(c)	31,560	31,560
Health Care RB (CentraCare Health System)
Series 2008C
0.30%, 07/02/09 (a)(b)(c)	6,000	6,000
St. Louis Park
M/F Housing RB (At The Park)
Series 2002A
0.45%, 07/03/09 (a)(b)	3,300	3,300
Refunding RB (Park Nicollet Health Services)
Series 2008 B1
0.27%, 07/02/09 (a)(b)	8,500	8,500
St. Paul Housing & Redevelopment Auth
District Heating RB
Series 1999D
2.00%, 07/03/09 (a)(b)	2,590	2,590
Western Minnesota Municipal Power Agency
Power Supply RB
Series 2006A
0.21%, 07/02/09 (a)(b)(c)(d)	27,625	27,625

		283,553

Mississippi 0.6%
Mississippi Business Finance Corp
IDRB (Electric Mills Wood Preserving)
Series 1999
0.57%, 07/02/09 (a)(b)	5,000	5,000
RB (Chevron USA)
Series 2007C
0.65%, 08/03/09	17,000	17,000
RB (Jackson Medical Mall Foundation)
Series 2008A
0.35%, 07/02/09 (a)(b)	5,105	5,105

30 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (PSL North America)
Series 2007A
0.32%, 07/02/09 (a)(b)	58,000	58,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts)
Series 2008–2
0.44%, 07/02/09 (a)(b)	6,750	6,750
Mississippi Hospital Equipment & Facilities Auth
RB (North Mississippi Health Services)
Series 2001–1
0.15%, 07/02/09 (a)	13,200	13,200
RB (North Mississippi Health Services)
Series 2003–1
0.15%, 07/02/09 (a)	9,258	9,258
RB (North Mississippi Health Services)
Series 2003–2
0.15%, 07/02/09 (a)	9,725	9,725

		124,038

Missouri 2.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Subordinate Mass Transit Sales Tax Appropriation Bonds (Metrolink Cross Cnty Extension)
Series 2005A
3.83%, 10/01/09 (b)	29,575	29,733
3.88%, 10/01/09 (b)	275	276
Blue Springs IDA
M/F Housing RB (Autumn Place Apts)
Series 2004
0.40%, 07/02/09 (a)(b)	8,600	8,600
Kansas City
Special Obligation Refunding Bonds (H. Roe Bartle Convention Center)
Series 2008E
0.28%, 07/01/09 (a)(b)	14,250	14,250
Kansas City IDA
M/F Housing RB (Clay Terrace Apts)
Series 2006
0.70%, 07/02/09 (a)(b)	10,500	10,500
M/F Housing RB (Timberlane Village Apts)
Series 1986
0.40%, 07/02/09 (a)(b)	18,400	18,400
RB (Kansas City Downtown Redevelopment District)
Series 2006A
0.35%, 07/01/09 (a)(b)	17,900	17,900
RB (Kansas City Downtown Redevelopment District)
Series 2006B
0.35%, 07/01/09 (a)(b)	7,900	7,900
Missouri Development Finance Board
Air Cargo Facility Improvement & Refunding RB (St. Louis Air Cargo Services)
Series 2000
0.45%, 07/02/09 (a)(b)	12,000	12,000
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Diocese of Kansas City - St. Joseph & St. Pius X High School)
Series 2004A
0.80%, 07/02/09 (a)(b)	2,680	2,680
Educational Facilities RB (Rockhurst High School)
Series 2002
0.55%, 07/02/09 (a)(b)	4,985	4,985
Educational Facilities RB (Rockhurst High School)
Series 2006
0.55%, 07/02/09 (a)(b)	5,000	5,000
Educational Facilities RB (Washington Univ)
Series 2003A
0.35%, 07/02/09 (a)(c)(d)	6,325	6,325
Health Facilities RB (Barnes Hospital)
Series 1985B
0.33%, 07/01/09 (a)(b)	8,365	8,365
Health Facilities RB (SSM Health Care)
Series 2005B
0.45%, 07/02/09 (a)(c)(d)	11,800	11,800
Health Facilities RB (SSM Health Care)
Series 2005C4
0.62%, 07/01/09 (a)(b)(c)	7,150	7,150
Health Facilities RB (St. Luke’s Health System)
Series 2008A
0.30%, 07/01/09 (a)(b)	8,350	8,350
Health Facilities RB (St. Luke’s Health System)
Series 2008B
0.30%, 07/01/09 (a)(b)	22,500	22,500
RB (Ascension Health Credit Group)
Series 2003C2
0.73%, 03/03/10	17,000	17,000
RB (Ascension Health Credit Group)
Series 2003C3
0.73%, 03/03/10	18,200	18,200
Missouri Higher Education Loan Auth
Student Loan RB Sr
Series 2008 A2
0.48%, 07/02/09 (a)(b)	56,250	56,250
Missouri Housing Development Commission
S/F Mortgage RB (Homeownership Loan Program)
Series 2004A1
0.60%, 07/02/09 (a)(c)(d)	2,960	2,960
Missouri Joint Municipal Electric Utility Commission
Power Project RB (Prairie State)
Series 2007A
0.26%, 07/02/09 (a)(b)(c)(d)	12,150	12,150
Missouri Public Utilities Commission
Interim Construction Notes
Series 2008
2.00%, 08/15/09	8,390	8,400
Springfield
Public Utility RB
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	30,445	30,445
St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I)
Series 2004A
0.40%, 07/02/09 (a)(b)	15,600	15,600
M/F Housing Refunding RB (Time Centre Apts Phase II)
Series 2004B
0.43%, 07/02/09 (a)(b)	4,500	4,500
St. Louis
TRAN
Series 2009
0.60%, 06/30/10 (f)	10,000	10,139
St. Louis Cnty IDA
IDRB (Kessler Container)
Series 1997A
0.55%, 07/02/09 (a)(b)	1,300	1,300

See financial notes 31

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Black Forest Apts)
Series 1997
0.41%, 07/02/09 (a)(b)	4,000	4,000
M/F Housing RB (Southwest Crossing)
Series 2001
0.36%, 07/02/09 (a)(b)	9,500	9,500
M/F Housing RB (Whispering Lakes Apts)
Series 1995
0.41%, 07/02/09 (a)(b)	7,435	7,435
M/F Housing Refunding RB (Merchandise Mart Apts)
Series 2005A
0.36%, 07/02/09 (a)(b)	20,475	20,475
Univ of Missouri
Capital Projects Notes Fiscal 2009-2010
Series A
0.40%, 06/30/10 (f)	40,000	40,635
Washington IDA
IDRB (Clemco Industries)
Series 1997
0.60%, 07/02/09 (a)(b)	2,710	2,710
IDRB (Pauwels Transformers)
Series 1995
0.45%, 07/02/09 (a)(b)	1,800	1,800

		460,213

Montana 0.0%
Richland Cnty
Hospital RB (Sidney Health Center)
Series 2007A
1.35%, 07/02/09 (a)(b)	9,600	9,600

Nebraska 0.9%
Madison Cnty Hospital Auth No. 1
Hospital RB (Faith Regional Health Services)
Series 2008B
0.32%, 07/02/09 (a)(b)	4,000	4,000
Nebraska Investment Finance Auth
S/F Housing RB
Series 2006F
0.43%, 07/02/09 (a)(c)(d)	7,880	7,880
S/F Housing RB
Series 2007D
0.50%, 07/01/09 (a)(c)	11,755	11,755
Nebraska Public Power District
General RB
Series 2003A
0.45%, 07/02/09 (a)(b)(c)(d)	3,455	3,455
General RB
Series 2006A
0.25%, 07/02/09 (a)(b)(c)(d)	24,740	24,740
0.45%, 07/02/09 (a)(b)(c)(d)	17,995	17,995
Omaha Public Power District
Electric System RB
Series 2005A
0.45%, 07/02/09 (a)(b)(c)(d)	22,135	22,135
Electric System RB
Series 2006A
1.00%, 07/23/09 (c)(d)	10,070	10,070
Electric System Subordinated RB
Series 2006B
0.32%, 07/02/09 (a)(c)(d)	3,570	3,570
Public Power General Agency
RB (Whelan Energy Center Unit 2)
Series 2007A
0.25%, 07/02/09 (a)(b)(c)(d)	47,260	47,260
Stanton Cnty
IDRB (Nucor Corp)
Series 1996
0.60%, 07/01/09 (a)	19,300	19,300

		172,160

Nevada 2.7%
Clark Cnty
Airport System Jr Subordinate Lien Revenue Notes
Series 2009A
0.78%, 07/01/10 (f)	40,000	40,681
Airport System Subordinate Lien RB
Series 2007A1
0.28%, 07/02/09 (a)(b)(c)(d)	7,160	7,160
GO (Limited Tax) Bond Bank Bonds
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	26,160	26,160
0.40%, 07/02/09 (a)(c)(d)	18,965	18,965
GO (Limited Tax) Bond Bank Bonds
Series 2008
0.30%, 07/02/09 (a)(c)(d)	8,400	8,400
IDRB (Southwest Gas)
Series 2003A
0.50%, 07/01/09 (a)(b)	44,000	44,000
Passenger Facility Charge RB (Las Vegas McCarran International Airport)
Series 2007A1
0.54%, 07/02/09 (a)(b)(c)(d)	4,780	4,780
Passenger Facility Charge RB (Las Vegas McCarran International Airport)
Series 2007A2
1.00%, 09/09/09 (b)(c)(d)	35,060	35,060
RB (Bishop Gorman High School)
Series 2006
0.95%, 07/02/09 (a)(b)	14,335	14,335
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
0.50%, 07/06/09 (b)	33,500	33,500
0.55%, 08/05/09 (b)	10,000	10,000
0.52%, 10/07/09 (b)	2,500	2,500
Clark Cnty SD
GO (Limited Tax) Building Bonds
Series 2006B
0.28%, 07/02/09 (a)(b)(c)(d)	7,125	7,125
Clark Cnty Special Improvement District No. 121
Local Improvement Bonds (Southern Highlands Area)
Series 1999
1.25%, 12/01/09 (b)	12,415	12,984
Las Vegas Valley Water District
GO (Limited Tax) Water Improvement Bonds
Series 2006A
0.25%, 07/02/09 (a)(b)(c)(d)	27,995	27,995
GO Limited Tax Water CP
Series 2004A
0.45%, 10/15/09 (c)	30,000	30,000
GO Limited Tax Water CP
Series 2004B
0.20%, 07/07/09 (c)	95,000	95,000

32 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Nevada Dept of Business & Industry
RB (LVE Energy Partners)
Series 2007
0.50%, 07/02/09 (a)(b)	13,100	13,100
RB (Nevada Cancer Institute)
Series 2003
0.32%, 07/02/09 (a)(b)	1,000	1,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts)
Series 1999A
0.43%, 07/02/09 (a)(b)	7,415	7,415
M/F Housing RB (Banbridge Apts)
Series 2000A
0.50%, 07/02/09 (a)(b)	3,960	3,960
M/F Housing RB (Sierra Pointe Apts)
Series 2005
0.43%, 07/02/09 (a)(b)	6,065	6,065
M/F Housing RB (Silver Pines Apts)
Series 2002A
0.43%, 07/02/09 (a)(b)	8,600	8,600
M/F Housing RB (St. Rose Srs Apts)
Series 2002AB
0.43%, 07/02/09 (a)(b)	14,770	14,770
M/F Housing Refunding RB (Oakmont)
Series 2002
0.55%, 07/02/09 (a)(b)	4,350	4,350
Nevada System of Higher Education
Univ RB
Series 2005B
1.00%, 09/09/09 (c)(d)	13,075	13,075
North Las Vegas
GO Building Bonds
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	30,560	30,560
Reno
Hospital Refunding RB (Renown Regional Medical Center)
Series 2009A
0.20%, 07/01/09 (a)(b)	5,475	5,475
Hospital Refunding RB (Renown Regional Medical Center)
Series 2009B
0.21%, 07/01/09 (a)(b)	5,975	5,975
Truckee Meadows Water Auth
Water Refunding RB
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	10,300	10,300
Water Revenue CP
Series 2006B
0.45%, 07/20/09 (b)	5,300	5,300
0.45%, 08/14/09 (b)	2,000	2,000

		550,590

New Hampshire 0.3%
New Hampshire Business Finance Auth
RB (Cottage Hospital)
Series 2005
0.95%, 07/02/09 (a)(b)	7,105	7,105
Solid Waste Disposal RB (Lonza Biologics)
Series 2003
0.48%, 07/02/09 (a)(b)	30,000	30,000
New Hampshire Health & Educational Facilities Auth
RB (Frisbie Memorial Hospital)
Series 2005
0.36%, 07/02/09 (a)(b)	3,220	3,220
RB (Riverwoods at Exeter)
Series 2003
0.30%, 07/02/09 (a)(b)	3,085	3,085
RB (Riverwoods at Exeter)
Series 2008
0.30%, 07/02/09 (a)(b)	15,000	15,000
RB (Southern New Hampshire Univ)
Series 2008
0.27%, 07/02/09 (a)(b)	8,000	8,000

		66,410

New Jersey 1.2%
East Brunswick Township
BAN 2009
0.54%, 04/28/10	15,000	15,118
New Jersey Economic Development Auth
Exempt Facility RB (Chambers Co-Generation)
Series 1991
1.50%, 07/06/09 (b)	10,000	10,000
IDRB (Advanced Drainage Systems)
Series 2007
0.60%, 07/02/09 (a)(b)	7,750	7,750
RB (Hamilton Industrial Development)
Series 1998
0.57%, 07/01/09 (a)(b)	4,425	4,425
RB (Jewish Home at Rockleigh)
Series 1998B
0.70%, 07/02/09 (a)(b)	8,875	8,875
RB (Research & Manufacturing Corp of America)
Series 2006
0.57%, 07/02/09 (a)(b)	3,510	3,510
School Facilities Construction Bonds
Series 2008X
0.18%, 07/01/09 (a)(b)	5,550	5,550
School Facilities Construction Notes
Series 2009A
0.46%, 06/18/10	25,000	25,487
0.47%, 06/18/10	48,000	48,937
School Facilities Construction Refunding Bonds
Series 2008V2
0.75%, 07/01/09 (a)(b)	7,625	7,625
School Facilities Construction Refunding Bonds
Series 2008V5
0.32%, 07/01/09 (a)(b)	30,000	30,000
Thermal Energy Facilities RB (Marina Energy LLC-2001)
Series A
0.32%, 07/02/09 (a)(b)	8,400	8,400
New Jersey Health Care Facilities Financing Auth
RB (Meridian Health Care System Obligated Group)
Series 2007
0.23%, 07/01/09 (a)(b)(c)	18,000	18,000
RB (Robert Wood Johnson Univ Hospital)
Series 2004
0.22%, 07/02/09 (a)(b)	4,200	4,200
New Jersey Housing & Mortgage Finance Agency
M/F RB
Series 2008F
0.25%, 07/02/09 (a)(b)	12,400	12,400

See financial notes 33

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New Jersey State Higher Education Assistance Auth
Student Loan RB
Series 2008A
0.54%, 07/02/09 (a)(b)(c)(d)	7,640	7,640
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds
Series 2002
0.33%, 07/02/09 (a)(b)(c)(d)	450	450
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2005A
1.05%, 12/15/09	6,500	6,624
Transportation System Bonds
Series 2006A
3.35%, 07/02/09 (a)(b)(c)(d)	1,610	1,610
Transportation System Bonds
Series 2006C
0.24%, 07/02/09 (a)(b)(c)(d)	15,250	15,250
0.24%, 07/02/09 (a)(b)(c)(d)	1,735	1,735
New Jersey Turnpike Auth
Turnpike RB
Series 2003A & Refunding RB
Series 2005A
0.85%, 07/02/09 (a)(b)(c)(d)	5,335	5,335

		248,921

New Mexico 0.3%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts)
Series 2008
0.50%, 07/02/09 (a)(b)	3,750	3,750
Farmington
Hospital RB (San Juan Regional Medical Center)
Series 2004B
0.28%, 07/02/09 (a)(b)	5,000	5,000
New Mexico Finance Auth
State Transportation Subordinate Lien Refunding RB
Series 2008B1
0.30%, 07/02/09 (a)(b)	10,800	10,800
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services)
Series 2008B
0.30%, 07/02/09 (a)(c)	18,750	18,750
Hospital System RB (Presbyterian Healthcare Services)
Series 2008D
0.23%, 07/02/09 (a)(c)	10,800	10,800
Santa Fe
Subordinate Lien Wastewater System RB (Gross Receipts Tax)
Series 1997B
0.28%, 07/01/09 (a)(b)	14,900	14,900

		64,000

New York 7.7%
Albany Cnty Airport Auth
Airport Refunding RB
Series 2008A
0.49%, 07/02/09 (a)(b)	8,080	8,080
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds
Series 2002A
0.69%, 07/02/09 (a)(b)(c)(d)	6,410	6,410
Dedicated Tax Fund Refunding Bonds
Series 2008A
0.80%, 07/02/09 (a)(b)(c)	75,000	75,000
Nassau Health Care Corp
Bonds
Series 2009D2
0.50%, 07/26/09 (b)	9,000	9,000
New Rochelle IDA
IDRB (West End Phase I Facility)
Series 2006
0.70%, 07/02/09 (a)(b)	9,000	9,000
New York City
GO Bonds Fiscal 1995
Series F3
0.23%, 07/01/09 (a)(b)	7,375	7,375
GO Bonds Fiscal 1995
Series F6
0.23%, 07/01/09 (a)(b)	18,925	18,925
GO Bonds Fiscal 2002
Series A1
0.49%, 07/02/09 (a)(c)(d)	24,750	24,750
GO Bonds Fiscal 2004
Series F
0.85%, 07/02/09 (a)(c)(d)(g)	190,000	190,000
GO Bonds Fiscal 2005
Series C3
0.28%, 07/02/09 (a)(c)(d)	12,700	12,700
GO Bonds Fiscal 2005
Series G&O
0.26%, 07/02/09 (a)(c)(d)	9,115	9,115
GO Bonds Fiscal 2006
Series F4
0.19%, 07/02/09 (a)(b)	29,125	29,125
GO Bonds Fiscal 2008
Series D3
0.16%, 07/02/09 (a)(c)	1,000	1,000
New York City Housing Development Corp
M/F Housing RB
Series 2008I1
0.60%, 08/13/09	5,150	5,150
M/F Housing RB
Series 2008I2
0.73%, 05/13/10	43,250	43,250
M/F Rental Housing RB (Sierra)
Series 2003A
0.30%, 07/01/09 (a)(b)	12,205	12,205
M/F Rental Housing RB (The Nicole)
Series 2005A
0.30%, 07/01/09 (a)(b)	10,200	10,200
M/F Rental Housing RB (West End Towers)
Series 2004A
0.30%, 07/01/09 (a)(b)	29,500	29,500
New York City IDA
Empowerment Zone RB (Tiago Holdings)
Series 2007
0.44%, 07/02/09 (a)(b)	16,000	16,000
Refunding IDRB (Allway Tools)
Series 1997
0.70%, 07/02/09 (a)(b)	1,120	1,120
New York City Municipal Water Finance Auth
CP
Series 6
0.50%, 08/20/09	50,000	50,000

34 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

CP
Series 7
0.50%, 08/13/09	37,000	37,000
Water & Sewer System RB (Second General Resolution) Fiscal 2009
Series AA
0.26%, 07/02/09 (a)(c)(d)	7,295	7,295
Water & Sewer System RB (Second General Resolution) Fiscal 2009
Series FF2
0.26%, 07/02/09 (a)(c)(d)	1,870	1,870
Water & Sewer System RB (Second General Resolution) Fiscal 2009
Series GG1
0.26%, 07/02/09 (a)(c)(d)	3,745	3,745
Water & Sewer System RB Fiscal 2002
Series G
0.39%, 07/02/09 (a)(c)(d)	7,500	7,500
Water & Sewer System RB Fiscal 2003
Series A
0.39%, 07/02/09 (a)(c)(d)	9,900	9,900
0.49%, 07/02/09 (a)(c)(d)	14,900	14,900
Water & Sewer System RB Fiscal 2003
Series E
0.34%, 07/02/09 (a)(c)(d)	24,100	24,100
Water & Sewer System RB Fiscal 2005
Series D
0.26%, 07/02/09 (a)(c)(d)	5,000	5,000
Water & Sewer System RB Fiscal 2008
Series B1
0.18%, 07/02/09 (a)(c)	3,800	3,800
Water & Sewer System RB Fiscal 2009
Series A
0.44%, 07/02/09 (a)(c)(d)	15,320	15,320
0.44%, 07/02/09 (a)(c)(d)	1,000	1,000
New York City Transitional Finance Auth
Future Tax Secured Bonds Fiscal 2003
Series D
0.34%, 07/02/09 (a)(c)(d)	13,700	13,700
New York State Dormitory Auth
State Personal Income Tax RB
Series 2005B
1.73%, 07/02/09 (a)(c)(d)	7,815	7,815
State Personal Income Tax RB
Series 2005F
0.26%, 07/02/09 (a)(c)(d)	4,525	4,525
0.44%, 07/02/09 (a)(c)(d)	3,000	3,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison Co of New York)
Series 2005A1
0.14%, 07/01/09 (a)(b)	10,050	10,050
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB (Second Resolution)
Series 2002B
0.34%, 07/02/09 (a)(c)(d)	16,500	16,500
New York State HFA
Housing RB (101 West End Ave)
Series 1998A
0.27%, 07/01/09 (a)(b)	14,600	14,600
Housing RB (150 E 44th St)
Series 2000A
0.27%, 07/01/09 (a)(b)	20,800	20,800
Housing RB (250 W 50th St)
Series 1997A
0.30%, 07/01/09 (a)(b)	5,395	5,395
Housing RB (345 E 94th St)
Series 1998A
0.27%, 07/01/09 (a)(b)	165	165
Housing RB (600 West 42nd St)
Series 2007A
0.25%, 07/01/09 (a)(b)	45,000	45,000
Housing RB (88 Leonard St)
Series 2005A
0.17%, 07/01/09 (a)(b)	21,100	21,100
Housing RB (900 Eighth Avenue)
Series 2002A
0.25%, 07/01/09 (a)(b)	22,400	22,400
Housing RB (Archstone Westbury)
Series 2004A
0.35%, 07/01/09 (a)(b)	17,000	17,000
Housing RB (Avalon Bowery Place II)
Series 2006A
0.53%, 07/01/09 (a)(b)	10,000	10,000
Housing RB (Helena Housing)
Series 2003A
0.40%, 07/01/09 (a)(b)	30,000	30,000
Housing RB (Normandie Court II)
Series 1999A
0.30%, 07/01/09 (a)(b)	7,330	7,330
Housing RB (Ocean Park Apts)
Series 2005A
0.40%, 07/01/09 (a)(b)	6,100	6,100
Housing RB (The Helena)
Series 2004A
0.40%, 07/01/09 (a)(b)	50,000	50,000
New York State Local Assistance Corp
Sr Lien Refunding Bonds
Series 2008BBV2
1.00%, 07/01/09 (a)(c)	45,470	45,470
New York State Mortgage Agency
Homeowner Mortgage RB
Series 101
0.45%, 07/02/09 (a)(c)(d)	5,085	5,085
Homeowner Mortgage RB
Series 109
0.41%, 07/02/09 (a)(c)(d)	9,925	9,925
Homeowner Mortgage RB
Series 115
1.15%, 07/01/09 (a)(c)	20,975	20,975
Homeowner Mortgage RB
Series 145 & 148
0.46%, 07/02/09 (a)(c)(d)	3,650	3,650
Homeowner Mortgage RB
Series 153
1.15%, 07/01/09 (a)(c)	17,850	17,850
Mortgage RB 29th
Series
0.41%, 07/02/09 (a)(c)(d)	20,440	20,440
Mortgage RB 31st
Series A
0.23%, 07/01/09 (a)(c)(d)	7,745	7,745

See financial notes 35

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New York State Power Auth
CP
Series 1
0.64%, 08/13/09	41,760	41,760
0.45%, 09/02/09	18,212	18,212
0.50%, 09/08/09	4,000	4,000
0.55%, 10/06/09	38,200	38,200
CP
Series 2
0.90%, 09/04/09	10,500	10,500
0.95%, 09/15/09	20,500	20,500
New York State Thruway Auth
State Personal Income Tax RB
Series 2009A
0.26%, 07/02/09 (a)(c)(d)	10,000	10,000
New York State Urban Development Corp
State Personal Income Tax RB
Series 2004A3D
0.75%, 07/02/09 (a)(c)	28,300	28,300
Port Auth of New York & New Jersey
Consolidated Bonds 137th
Series
0.70%, 07/02/09 (a)(c)(d)	4,050	4,050
Consolidated Bonds 141st
Series
0.46%, 07/02/09 (a)(c)(d)	18,165	18,165
Consolidated Bonds 143rd
Series
0.41%, 07/02/09 (a)(c)(d)	5,245	5,245
Consolidated Bonds 146th
Series
1.88%, 07/02/09 (a)(b)(c)(d)	49,860	49,860
Consolidated Bonds 147th
Series
0.46%, 07/02/09 (a)(c)(d)	36,820	36,820
Consolidated Bonds 151st
Series
0.41%, 07/02/09 (a)(c)(d)	6,660	6,660
Consolidated Bonds 152nd
Series
0.35%, 07/02/09 (a)(c)(d)	3,555	3,555
0.41%, 07/02/09 (a)(c)(d)	5,555	5,555
0.41%, 07/02/09 (a)(c)(d)	22,985	22,985
CP
Series A
1.25%, 07/16/09	14,840	14,840
0.53%, 08/03/09	19,860	19,860
0.60%, 08/07/09	3,055	3,055
CP
Series B
0.55%, 10/09/09	14,120	14,120
Suffolk Cnty
TAN
Series 2009I
0.78%, 08/13/09	15,000	15,021
Triborough Bridge & Tunnel Auth
General RB
Series 2008C
0.44%, 07/02/09 (a)(c)(d)	4,615	4,615
General RB
Series 2009A1
1.95%, 01/20/10	10,000	10,075
Subordinate Refunding RB
Series 2002E
0.54%, 07/02/09 (a)(b)(c)(d)	9,000	9,000
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008B
0.32%, 07/02/09 (a)(b)	3,100	3,100
Yonkers IDA
IDRB (Greyston Bakery)
Series 2001
2.00%, 07/02/09 (a)(b)	2,440	2,440

		1,556,448

North Carolina 2.4%
Charlotte
Refunding RB (Charlotte Douglas International Airport)
Series 2008D
0.35%, 07/01/09 (a)(b)	9,345	9,345
Durham Housing Auth
M/F Housing RB (Pendleton Townhomes)
Series 2001
2.70%, 07/01/09 (a)(b)	5,135	5,135
Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor)
Series 2000A
0.55%, 07/01/09 (a)	26,500	26,500
Johnston Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Flanders Corp)
Series 1998
0.55%, 07/01/09 (a)(b)	4,500	4,500
Mecklenburg Cnty
GO Bonds
Series 2006A
1.94%, 11/05/09	12,000	12,041
M/F Housing RB (Sycamore Green Apts)
Series 2001
0.55%, 07/02/09 (a)(b)	6,040	6,040
North Carolina
Limited Obligation Bonds
Series 2008A
0.20%, 07/02/09 (a)(c)(d)	3,620	3,620
North Carolina Capital Facilities Finance Agency
RB (Duke Univ)
Series 2005A
0.45%, 07/02/09 (a)(c)(d)	8,600	8,600
RB (Duke Univ)
Series 2005A & 2006A
0.18%, 07/01/09 (a)(c)(d)	7,290	7,290
RB (Republic Services)
Series 2007
2.70%, 07/01/09 (a)(b)	10,000	10,000
Solid Waste Disposal RB (Duke Energy Carolinas)
Series 2006A
0.55%, 07/02/09 (a)(b)	16,000	16,000
Student Housing RB (UNCP Univ Foundation)
Series 2001A
0.32%, 07/02/09 (a)(b)	9,300	9,300

36 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

North Carolina Medical Care Commission
First Mortgage RB (Deerfield Episcopal Retirement Community)
Series 2008B
0.29%, 07/02/09 (a)(b)	5,000	5,000
First Mortgage Refunding RB (Well Spring Retirement Community)
Series 2003C
0.50%, 07/02/09 (a)(b)	7,600	7,600
Health Care Facilities RB (Novant Health)
Series 2006
0.40%, 07/02/09 (a)(b)(c)(d)	11,420	11,420
0.40%, 07/02/09 (a)(b)(c)(d)	17,335	17,335
Health Care Facilities Refunding RB (FirstHealth of the Carolinas)
Series 2008B
0.25%, 07/01/09 (a)(c)	37,515	37,515
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008A1
0.28%, 07/01/09 (a)(b)	8,000	8,000
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008A2
0.35%, 07/01/09 (a)(b)	22,540	22,540
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008B1
0.18%, 07/01/09 (a)(b)	4,900	4,900
North Carolina State Education Assistance Auth
Student Loan Refunding RB
Series 2008–2A1
0.38%, 07/02/09 (a)(b)	25,000	25,000
Student Loan Refunding RB
Series 2008–2A2
0.38%, 07/02/09 (a)(b)	10,000	10,000
Student Loan Refunding RB
Series 2008–3A1
0.48%, 07/02/09 (a)(b)	30,000	30,000
Student Loan Refunding RB
Series 2008–3A2
0.48%, 07/02/09 (a)(b)	22,945	22,945
Student Loan Refunding RB
Series 2008–5
0.38%, 07/02/09 (a)(b)	27,870	27,870
Piedmont Triad Airport Auth
Airport RB
Series 2008A
0.32%, 07/02/09 (a)(b)	4,340	4,340
Airport RB
Series 2008B
0.55%, 07/02/09 (a)(b)	3,845	3,845
Raleigh
Downtown Improvement COP
Series 2005B1
0.28%, 07/01/09 (a)(c)	47,000	47,000
Raleigh Utilities
Combined Enterprise System RB
Series 2008A
0.28%, 07/01/09 (a)(c)	5,000	5,000
Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products)
Series 2007A
0.57%, 07/02/09 (a)(b)	8,490	8,490
Sampson Cnty
COP
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	2,480	2,480
Sampson Cnty Industrial Facilities & Pollution Control Finance Auth
IDRB (Crumpler Plastic Pipe)
Series 1999
0.57%, 07/02/09 (a)(b)	1,000	1,000
Surry Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Ottenweller Co)
Series 2007A
0.41%, 07/02/09 (a)(b)	4,730	4,730
Union Cnty
COP
Series 2006
0.21%, 07/02/09 (a)(b)(c)(d)	10,385	10,385
Wake Cnty
GO BAN
Series 2008
1.70%, 10/15/09	17,500	17,590
Wake Cnty Housing Auth
M/F Housing RB (Grove at Cary Park Apts)
Series 2001A
2.90%, 07/01/09 (a)(b)	6,840	6,840
M/F Housing RB (Walnut Ridge Apts)
Series 2000
2.70%, 07/01/09 (a)(b)	9,405	9,405
Wilmington Housing Auth
M/F Housing RB (Garden Lakes Estates)
Series 1999
2.70%, 07/01/09 (a)(b)	6,415	6,415
Winston-Salem
Water & Sewer System RB
Series 2002B
0.25%, 07/01/09 (a)(c)	6,000	6,000
Water & Sewer System Refunding RB
Series 2002C
0.25%, 07/01/09 (a)(c)	11,300	11,300

		493,316

North Dakota 0.2%
North Dakota HFA
Home Mortgage Finance Program
Series 2005A
0.37%, 07/01/09 (a)(c)	22,100	22,100
Home Mortgage Finance Program
Series 2005C
0.37%, 07/01/09 (a)(c)	12,000	12,000
Richland Cnty
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
Series 1996A
0.75%, 07/02/09 (a)(b)	2,355	2,355

See financial notes 37

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Solid Waste Disposal RB (Minn-Dak Farmers Coop)
Series 1996B
0.75%, 07/02/09 (a)(b)	215	215

		36,670

Ohio 2.5%
Akron
Limited Tax BAN
Series 2008B
1.45%, 12/10/09	10,000	10,046
Akron, Bath & Copley Joint Township Hospital District
RB (Summa Health System)
Series 2004B
0.32%, 07/02/09 (a)(b)	7,270	7,270
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Asset-Backed Bonds
Series 2007A2
0.25%, 07/02/09 (a)(b)(c)(d)	56,410	56,410
Bulter Cnty
Hospital Facilities RB (Fort Hamilton Hospital)
Series 2001D
1.16%, 07/02/09 (a)(b)(c)(d)	8,330	8,330
Cincinnati SD
Classroom Facilities Construction & Improvement Refunding Bonds
Series 2006
1.75%, 07/02/09 (a)(c)(d)	26,470	26,470
Cleveland
Airport System RB
Series 2000C
0.21%, 07/02/09 (a)(b)(c)(d)	31,580	31,580
Airport System RB
Series 2008C
1.00%, 07/02/09 (a)(b)	5,710	5,710
Water RB
Series 2007O
0.38%, 07/02/09 (a)(c)(d)	14,850	14,850
Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB Converted
Series 2005B
0.41%, 07/02/09 (a)(b)	8,080	8,080
Refunding RB (Judson )
Series 2005A
0.41%, 07/02/09 (a)(b)	21,845	21,845
Clinton Cnty
Hospital Refunding RB (McCullough-Hyde Memorial Hospital)
Series 2003B1
4.00%, 07/01/09 (a)(b)	7,345	7,345
Columbus
Sewerage System RB
Series 2008A
0.28%, 07/02/09 (a)(c)(d)	1,400	1,400
Columbus Regional Airport Auth
Airport Refunding RB
Series 2007
0.25%, 07/02/09 (a)(b)(c)(d)	5,000	5,000
Columbus SD
School Facilities Construction & Improvement BAN
Series 2009B
0.70%, 12/16/09	10,000	10,037
Cuyahoga Falls
Various Purpose GO (Limited Tax) Notes
Series 2008
1.45%, 12/09/09	4,250	4,274
Franklin Cnty
Health Care Facilities Improvement RB (Ohio Presbyterian Retirement Services)
Series 2006A
0.30%, 07/02/09 (a)(b)	32,000	32,000
Hospital Facilities RB (Doctors OhioHealth Corp)
Series 1998B
0.29%, 07/02/09 (a)(b)	23,520	23,520
Hospital Facilities Refunding RB (OhioHealth)
Series 2009B
0.32%, 07/01/09 (a)(c)	32,200	32,200
Hospital RB (Holy Cross Health System)
Series 1995
0.18%, 07/02/09 (a)	4,900	4,900
Geauga Cnty
RB
Series (South Franklin Circle) 2007B
1.65%, 07/01/09 (a)(b)	31,100	31,100
Lancaster Port Auth
Gas Supply RB
Series 2008
0.27%, 07/02/09 (a)(c)	47,225	47,225
Lucas Cnty
Hospital RB (ProMedica Healthcare Obligated Group)
Series 2008A
0.25%, 07/01/09 (a)(b)	7,800	7,800
Hospital RB (ProMedica Healthcare Obligated Group)
Series 2008B
0.20%, 07/01/09 (a)(b)	5,500	5,500
Maple Heights City SD
GO Unlimited Tax School Facilities Improvement Notes
Series 2008
2.60%, 11/05/09	16,500	16,550
Ohio
Air Quality Development Refunding RB (Dayton Power & Light Co)
Series 2008A
0.35%, 07/01/09 (a)(b)	21,000	21,000
Air Quality Development Refunding RB (Dayton Power & Light Co)
Series 2008B
0.40%, 07/01/09 (a)(b)	8,350	8,350
Higher Education GO Bonds
Series 2006B
0.20%, 07/02/09 (a)(c)(d)	5,745	5,745
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Lake Erie College)
Series 2003
4.25%, 07/02/09 (a)(b)	11,315	11,315
Higher Educational Facility RB (Pooled Financing)
Series 2002A
3.50%, 07/02/09 (a)(b)	17,745	17,745
Hospital RB (Univ Hospital Health Systems)
Series 2008A
0.31%, 07/01/09 (a)(b)	1,700	1,700

38 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Ohio Hospital RB (Cleveland Clinic Health System Obligated Group)
Series 2008AB
0.28%, 07/02/09 (a)(c)(d)	5,175	5,175
South-Western City SD
School Building Construction GO Bonds
Series 1999
1.28%, 12/01/09 (b)	10,000	10,144

		500,616

Oklahoma 0.2%
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS Baptist Medical Center)
Series 2007A1
0.40%, 08/28/09	10,000	10,000
Health System Refunding RB (INTEGRIS Baptist Medical Center)
Series 2007A2
0.27%, 07/02/09 (a)(b)(c)	1,000	1,000
RB (Shawnee Funding)
Series 1996
0.48%, 07/01/09 (a)(b)	3,100	3,100
Oklahoma State Student Loan Auth
Student Loan Bonds & Notes Sr Obligations
Series 2008IIA1
0.45%, 07/01/09 (a)(b)	20,000	20,000
Oklahoma State Turnpike Auth
Turnpike System Refunding RB Second Sr
Series 2006D
0.28%, 07/02/09 (a)(c)(d)	12,650	12,650
Tulsa Cnty Industrial Auth
Health Care RB (Saint Francis Health System)
Series 2006
0.30%, 07/02/09 (a)(c)(d)	2,010	2,010

		48,760

Oregon 0.6%
Oregon Dept of Administrative Services
COP
Series 2006A
0.25%, 07/02/09 (a)(b)(c)(d)	15,535	15,535
Oregon Economic Development Commission
RB (Pendleton Flour Mills)
Series 1997–182
0.60%, 07/01/09 (a)(b)	1,935	1,935
Oregon Housing & Community Services Dept
S/F Mortgage RB
Series 2004L
0.39%, 07/01/09 (a)(c)	5,000	5,000
S/F Mortgage RB
Series 2005F
0.39%, 07/01/09 (a)(c)	13,685	13,685
Oregon State Facilities Auth
RB (Lewis & Clark College)
Series 2008A
0.34%, 07/02/09 (a)(b)	21,960	21,960
Port of Portland
Portland International Airport Refunding RB
Series 18A
0.35%, 07/01/09 (a)(b)	9,500	9,500
Portland International Airport Refunding RB
Series 18B
0.30%, 07/01/09 (a)(b)	22,100	22,100
Portland
M/F Housing RB (Village of Lovejoy Fountain)
Series 1997
3.15%, 07/01/09 (a)(b)	11,560	11,560
Salem Hospital Facility Auth
RB (Salem Hospital)
Series 2008B
0.20%, 07/02/09 (a)(b)	10,000	10,000
RB (Salem Hospital)
Series 2008C
0.31%, 07/01/09 (a)(b)	5,800	5,800

		117,075

Pennsylvania 3.3%
Adams Cnty IDA
RB (Gettysburg College)
Series 2008B
0.20%, 07/01/09 (a)(b)	3,000	3,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2005B
0.49%, 04/15/10 (e)	12,294	12,294
RB (Univ of Pittsburgh Medical Center)
Series 2006A
0.55%, 07/02/09 (a)(c)(d)	19,000	19,000
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
0.35%, 07/02/09 (a)(b)(c)(d)	30,000	30,000
RB (Univ of Pittsburgh Medical Center)
Series 2007C
0.35%, 07/02/09 (a)(b)(c)(d)	30,410	30,410
RB (Univ of Pittsburgh Medical Center)
Series 2007D
0.31%, 07/02/09 (a)(b)(c)(d)	52,965	52,965
Butler Cnty IDA
Refunding RB (Concordia Lutheran Health & Human Care)
Series 2008A
0.30%, 07/02/09 (a)(b)	4,000	4,000
Cambria Cnty IDA
Refunding RB (American National Red Cross)
Series 2008
0.20%, 07/01/09 (a)(b)	500	500
Crawford Cnty IDA
RB (Greenleaf Corp)
Series 2007
0.65%, 07/02/09 (a)(b)	8,780	8,780
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries)
Series 2007B
0.32%, 07/02/09 (a)(b)	1,775	1,775
RB (LSN/TLS Obligated Group)
Series 2003D
0.27%, 07/02/09 (a)(b)(d)	10,000	10,000
Delaware River Port Auth
Refunding RB
Series 2008A
0.27%, 07/02/09 (a)(b)	1,600	1,600

See financial notes 39

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Emmaus General Auth
Local Government RB (Bond Pool Program Lower Merion SD)
Series 1989B27
0.30%, 07/01/09 (a)(b)	12,500	12,500
Local Government RB (Bond Pool Program Pennridge SD)
Series 1989F22
0.30%, 07/01/09 (a)(b)	16,500	16,500
Franklin Cnty IDA
Bonds (Menno Haven)
Series 2008
0.32%, 07/02/09 (a)(b)	10,705	10,705
Lackawanna Cnty
GO Notes
Series 2008A
2.60%, 07/02/09 (a)(b)(c)	14,190	14,190
Lehigh Cnty General Purpose Auth
College RB (Muhlenberg College)
Series 2008
0.23%, 07/02/09 (a)(b)	12,415	12,415
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy)
Series 1996A
0.67%, 08/05/09 (b)	14,000	14,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts)
Series 2001A
0.30%, 07/02/09 (a)(b)	6,400	6,400
Northeastern Pennsylvania Hospital & Education Auth
RB (Commonwealth Medical College)
Series 2009
0.27%, 07/02/09 (a)(b)	5,725	5,725
Northhampton Cnty
RB (Binney & Smith)
Series 1997B
0.57%, 07/01/09 (a)(b)	675	675
Pennsylvania
GO Bonds
First Series 2009
0.26%, 07/02/09 (a)(c)(d)	4,000	4,000
GO Bonds
Second Series 2009
0.26%, 07/02/09 (a)(c)(d)	10,780	10,780
Pennsylvania Economic Development Financing Auth
Exempt Facilities RB (Amtrak)
Series 2001B
0.40%, 07/02/09 (a)(b)	14,000	14,000
Exempt Facilities RB (PSEG Power)
Series 2007
0.40%, 07/01/09 (a)(b)	5,500	5,500
Pennsylvania Energy Development Auth
RB (B&W Ebensburg)
Series 1986
0.40%, 07/01/09 (a)(b)	1,555	1,555
Pennsylvania HFA
Rental Housing Refunding Bonds
Series 2008C
0.35%, 07/01/09 (a)(c)	9,105	9,105
S/F Mortgage RB
Series 2001–72A
0.50%, 07/02/09 (a)(c)(d)	2,250	2,250
S/F Mortgage RB
Series 2002–73A & 2002–74B
0.46%, 07/02/09 (a)(c)(d)	2,240	2,240
S/F Mortgage RB
Series 2004–77B
0.45%, 07/01/09 (a)(c)	5,975	5,975
S/F Mortgage RB
Series 2004–82B
0.28%, 07/01/09 (a)(c)	9,185	9,185
S/F Mortgage RB
Series 2004–83B
0.45%, 07/01/09 (a)(c)	1,780	1,780
S/F Mortgage RB
Series 2004-86B
0.30%, 07/01/09 (a)(c)	17,160	17,160
S/F Mortgage RB
Series 2004-86C
0.30%, 07/01/09 (a)(c)	4,950	4,950
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Independent Colleges & Universities)
Series 2004M3
0.47%, 07/02/09 (a)(b)	5,000	5,000
RB (Bloombsburg Student Housing Univ of Pennsylvania)
Series 2004A
0.36%, 07/02/09 (a)(b)	7,525	7,525
RB (Univ of Pennsylvania Health System)
Series 2008A
0.20%, 07/01/09 (a)(b)	2,380	2,380
RB (Univ of Pennsylvania)
Series 2005C
0.26%, 07/02/09 (a)(c)(d)	3,650	3,650
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia Funding Program)
Series 2008A
0.50%, 07/02/09 (a)(b)(c)	1,805	1,805
Pennsylvania State Turnpike Commission
Turnpike RB
Series 2004A
0.45%, 07/02/09 (a)(b)(c)(d)	35,765	35,765
Turnpike RB
Series 2008B2
0.30%, 07/02/09 (a)(b)	5,000	5,000
Turnpike RB
Series 2008B4
0.30%, 07/02/09 (a)(b)	4,000	4,000
Turnpike RB
Series 2008B6
0.29%, 07/02/09 (a)(b)	4,000	4,000
Pennsylvania State Univ
Bonds
Series 2007A
0.21%, 07/02/09 (a)(b)(c)(d)	18,350	18,350
Philadelphia
Airport RB
Series 2007A
0.27%, 07/02/09 (a)(b)(c)(d)	20,060	20,060
Airport Refunding RB
Series 2007B
0.28%, 07/02/09 (a)(b)(c)(d)	2,860	2,860
GO Refunding Bonds
Series 2007B
3.50%, 07/02/09 (a)(b)(c)	48,100	48,100
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center Obligated Group)
Series 2007B
0.35%, 07/02/09 (a)(b)(c)(d)	5,000	5,000

40 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Philadelphia Redevelopment Auth
Qualified Redevelopment RB (Philadelphia Neighborhood Transformation Initiative)
Series 2005B
0.28%, 07/02/09 (a)(b)(c)(d)	30,450	30,450
Philadelphia SD
GO Refunding Bonds
Series 2008A1
0.30%, 07/02/09 (a)(b)	14,000	14,000
GO Refunding Bonds
Series 2008A2
0.32%, 07/02/09 (a)(b)	20,000	20,000
Pittsburgh & Allegheny Cnty Sports & Exhibition Auth
Lease RB (Allegheny Cnty)
Series 2007A
0.70%, 07/02/09 (a)(b)(c)(g)	75,210	75,210
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital)
Series 2008A
0.30%, 07/02/09 (a)(b)	4,280	4,280

		663,349

Puerto Rico 0.1%
Puerto Rico
GO Public Improvement Refunding Bonds
Series 2007A8
0.07%, 07/02/09 (a)(b)	20,300	20,300
GO Public Improvement Refunding Bonds
Series 2007A9
0.07%, 07/02/09 (a)(b)	2,200	2,200

		22,500

Rhode Island 0.1%
Rhode Island Student Loan Auth
Student Loan Program RB
Series 2008B3
0.34%, 07/01/09 (a)(b)	4,000	4,000
Student Loan Program RB
Series 2008B4
0.34%, 07/01/09 (a)(b)	13,000	13,000

		17,000

South Carolina 1.8%
Charleston
Waterworks & Sewer System Capital Improvement RB
Series 2006B
0.32%, 07/02/09 (a)(c)	21,150	21,150
Greenville Hospital System
Hospital Refunding RB
Series 2008C
0.32%, 07/02/09 (a)(b)	18,000	18,000
Greenville IDA
IDRB (Stevens Aviation Technical Services)
Series 1997
0.62%, 07/02/09 (a)(b)	8,300	8,300
South Carolina Association of Governmental Organizations
Installment Purchase RB (Pickens Cnty SD)
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	12,165	12,165
South Carolina Housing & Development Auth
M/F Rental Housing RB (Piedmont Manor Apts)
Series 2000B1
2.70%, 07/01/09 (a)(b)	5,515	5,515
M/F Rental Housing Refunding RB (Fairway Apts)
Series 2001A
0.30%, 07/01/09 (a)(b)	7,735	7,735
South Carolina Jobs Economic Development Auth
Economic Development RB (Ashley Hall)
Series 2007
0.32%, 07/02/09 (a)(b)	19,000	19,000
Economic Development RB (Bon Secours Health System)
Series 2008A
0.85%, 07/01/09 (a)(b)(c)	69,525	69,525
Economic Development RB (Holcim)
Series 2003
1.00%, 07/02/09 (a)(b)	25,000	25,000
Economic Development RB (Innovative Fibers)
Series 2007
0.47%, 07/02/09 (a)(b)	7,050	7,050
Economic Development RB (The Arts Partnership of Greater Spartanburg Inc)
Series 2006
0.32%, 07/02/09 (a)(b)	5,745	5,745
Hospital Refunding RB (AnMed Health)
Series 2009A
0.18%, 07/01/09 (a)(b)	3,000	3,000
Industrial RB (South Carolina Electric & Gas Co)
Series 2008
0.39%, 07/02/09 (a)(b)	7,000	7,000
South Carolina Public Service Auth
CP Revenue Notes
0.43%, 09/04/09	11,200	11,200
0.37%, 12/03/09	12,090	12,090
Revenue Obligations
Series 2004A
0.40%, 07/02/09 (a)(c)(d)	33,660	33,660
Revenue Obligations
Series 2006A
0.25%, 07/02/09 (a)(b)(c)(d)	5,940	5,940
Revenue Obligations
Series 2007A
0.25%, 07/02/09 (a)(b)(c)(d)	20,535	20,535
South Carolina Transportation Infrastructure Bank
RB
Series 1999A
0.70%, 10/01/09 (b)	1,500	1,532
0.70%, 10/01/09 (b)	5,000	5,109
RB
Series 2000A
0.70%, 10/01/09 (b)	5,000	5,110
Refunding RB
Series 2003B1
0.32%, 07/01/09 (a)(b)	9,975	9,975
Spartanburg Cnty IDA
Refunding IDRB (Bemis Co)
Series 1991
0.47%, 07/02/09 (a)(b)	4,750	4,750
Spartanburg Regional Health Services District
Hospital Refunding RB
Series 2008B
0.37%, 07/01/09 (a)(b)(c)	15,125	15,125

See financial notes 41

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Hospital Refunding RB
Series 2008C
0.37%, 07/01/09 (a)(b)(c)	19,415	19,415
Three Rivers Solid Waste Auth
Solid Waste Disposal Facilities COP (TRA)
Series 2007A
1.60%, 10/01/09 (b)	5,685	5,685

		359,311

South Dakota 1.0%
South Dakota Health & Educational Facilities Auth
RB (Avera Health)
Series 2008A1
0.35%, 07/03/09 (a)(b)	36,050	36,050
RB (Avera Health)
Series 2008C
0.65%, 07/03/09 (a)(b)	25,000	25,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds
Series 1997J, 2006E & 2008B
0.43%, 07/02/09 (a)(c)(d)	26,255	26,255
Homeownership Mortgage Bonds
Series 2003B
0.43%, 07/02/09 (a)(c)(d)	10,380	10,380
Homeownership Mortgage Bonds
Series 2003E, 2005B, 2007B & 2007E
0.43%, 07/02/09 (a)(c)(d)	56,960	56,960
Homeownership Mortgage Bonds
Series 2003I
0.30%, 07/01/09 (a)(c)	7,720	7,720
Homeownership Mortgage Bonds
Series 2004G
0.40%, 07/01/09 (a)(c)	11,000	11,000
Homeownership Mortgage Bonds
Series 2005K
1.00%, 07/02/09 (a)(c)(d)	6,015	6,015
Homeownership Mortgage Bonds
Series 2008C
0.28%, 07/01/09 (a)(c)	5,000	5,000
Homeownership Mortgage Bonds
Series 2008H
1.15%, 01/04/10	10,000	10,068
Homeownership Mortgage Bonds
Series 2009A
0.27%, 07/02/09 (a)(c)	5,000	5,000
M/F Housing RB (Harmony Heights)
Series 2001
0.42%, 07/02/09 (a)(b)	6,500	6,500

		205,948

Tennessee 4.2%
Blount Cnty Industrial Development Board
Local Government Public Improvement Bonds (Maryville Civic Arts Center)
Series 2009A
0.29%, 07/02/09 (a)(b)	3,000	3,000
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds
Series E5A
0.29%, 07/01/09 (a)(b)	7,895	7,895
Local Government Public Improvement Bonds
Series E5B
0.29%, 07/01/09 (a)(b)	14,910	14,910
Chattanooga
Electric System RB
Series 2008A
0.20%, 07/02/09 (a)(c)(d)	15,620	15,620
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund)
Series 1997
0.32%, 07/02/09 (a)(b)	2,230	2,230
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA)
Series 2001
1.00%, 07/02/09 (a)(b)	1,430	1,430
Hamilton Cnty
CP BAN
Series 2006
2.75%, 07/02/09 (c)	13,060	13,060
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts)
Series 2005
0.36%, 07/02/09 (a)(b)	2,300	2,300
Jackson IDB
Solid Waste Facility Bonds (Ameristeel)
Series 1997
0.55%, 07/02/09 (a)(b)	3,800	3,800
Lewisburg IDB
Solid Waste Disposal RB (Waste Management)
Series 2003
0.48%, 07/02/09 (a)(b)	15,000	15,000
McMinn Cnty
Solid Waste Disposal Facilities RB (Bowater)
Series 1999
0.37%, 07/02/09 (a)(b)	33,500	33,500
Memphis
BAN 2009
0.53%, 05/18/10	24,700	25,018
Memphis & Shelby Cnty IDB
Exempt Facilities RB (Nucor)
Series 2007
0.60%, 07/01/09 (a)	28,000	28,000
Metropolitan Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts)
Series 2005
0.36%, 07/02/09 (a)(b)	8,360	8,360
M/F Housing RB (Chippington Tower Apts I & II)
Series 2005A
0.52%, 07/02/09 (a)(b)	13,325	13,325
Metropolitan Government of Nashville & Davidson Cnty IDB
M/F Housing RB (Arbor Crest)
Series 1985B
0.30%, 07/02/09 (a)(b)	12,750	12,750
M/F Housing RB (Arbor Knoll)
Series 1985A
0.30%, 07/02/09 (a)(b)	13,400	13,400
RB (Nashville Symphony Hall)
Series 2004
0.32%, 07/02/09 (a)(b)	16,355	16,355

42 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (YMCA)
Series 2007
0.32%, 07/02/09 (a)(b)	15,600	15,600
Metropolitan Nashville Airport Auth
Passenger Facility Charge Refunding Bonds
Series 2003
2.70%, 07/01/09 (a)(b)	7,590	7,590
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1997
0.32%, 07/02/09 (a)(b)	14,975	14,975
Municipal Energy Acquisition Corp
Gas RB
Series 2006A
0.35%, 07/02/09 (a)(b)(c)(d)	96,625	96,625
Gas RB
Series 2006B
0.35%, 07/02/09 (a)(b)(c)(d)	128,425	128,425
Sevier Cnty Public Building Auth
Public Improvement Bonds
Series VA1
0.41%, 07/01/09 (a)(b)	13,590	13,590
Public Improvement Bonds
Series VIIB1
0.39%, 07/01/09 (a)(b)	15,895	15,895
Public Improvement Bonds
Series VIIC1
0.39%, 07/01/09 (a)(b)	9,375	9,375
Public Improvement Bonds
Series VIIC2
0.39%, 07/01/09 (a)(b)	9,160	9,160
Shelby Cnty Health, Educational & Housing Facility Board
RB (Methodist Healthcare)
Series 2004B
0.43%, 07/02/09 (a)(b)(c)(d)	7,495	7,495
RB (Methodist Le Bonheur Healthcare)
Series 2008A
0.30%, 07/02/09 (a)(b)(c)	20,000	20,000
RB (Methodist Le Bonheur Healthcare)
Series 2008B
0.40%, 07/02/09 (a)(b)(c)	54,800	54,800
RB (Rhodes College)
Series 2000
0.33%, 07/02/09 (a)(b)	9,210	9,210
RB (The Hutchison School)
Series 2005
0.33%, 07/02/09 (a)(b)	9,720	9,720
RB (Trezevant Manor)
Series 2007A
0.31%, 07/02/09 (a)(b)	7,225	7,225
Tennergy Corp
Gas RB
Series 2006A
0.35%, 07/02/09 (a)(b)(c)(d)	195,660	195,660

		845,298

Texas 10.9%
Aledo ISD
Unlimited Tax School Building Bonds
Series 2006A
1.75%, 08/01/09 (b)(c)	7,795	7,797
Amarillo Health Facility Corp
Refunding RB (Evangelical Lutheran Good Samaritan Society)
Series 1997
0.65%, 07/02/09 (a)(b)	3,155	3,155
Austin
Airport System Refunding RB
Series 2005–1
1.00%, 07/02/09 (a)(b)(c)	44,850	44,850
Airport System Refunding RB
Series 2005–2
1.00%, 07/02/09 (a)(b)(c)	67,700	67,700
Airport System Refunding RB
Series 2005–4
1.25%, 07/02/09 (a)(b)(c)	12,500	12,500
Brownsville
Revenue Improvement & Refunding Bonds
Series 2005A
0.30%, 07/02/09 (a)(b)(c)(d)	1,780	1,780
Caddo Mills ISD
Unlimited Tax School Building Bonds
Series 2007
0.25%, 07/02/09 (a)(b)(c)(d)	5,258	5,258
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics)
Series 2008
0.40%, 07/02/09 (a)(b)	10,000	10,000
Clear Creek ISD
Unlimited Tax School Building & Refunding Bonds
Series 2008
0.30%, 07/02/09 (a)(b)(c)(d)	16,685	16,685
Unlimited Tax School Building & Refunding Bonds
Series 2008A
0.30%, 07/02/09 (a)(b)(c)(d)	5,000	5,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts)
Series 1996
0.35%, 07/02/09 (a)(b)	6,150	6,150
Conroe ISD
Unlimited Tax Refunding Bonds
Series 2004B
1.80%, 08/15/09 (b)(c)	18,855	18,855
Cypress-Fairbanks ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2001
0.35%, 07/02/09 (a)(b)(c)(d)	4,600	4,600
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2007
0.25%, 07/02/09 (a)(b)(c)(d)	3,830	3,830
Dallas
Waterworks & Sewer System CP
Series B
0.48%, 08/20/09 (c)	30,000	30,000
0.75%, 09/03/09 (c)	10,000	10,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
0.45%, 07/02/09 (a)(c)(d)	14,400	14,400
Sr Lien Sales Tax Refunding RB
Series 2007
0.21%, 07/02/09 (a)(b)(c)(d)	9,835	9,835
1.76%, 07/02/09 (a)(c)(d)	18,530	18,530

See financial notes 43

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Dallas Water & Sewer Utilities
Waterworks & Sewer System Refunding & Improvement RB
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	6,485	6,485
0.50%, 07/02/09 (a)(c)(d)	39,795	39,795
Denton ISD
Unlimited Tax Refunding Bonds
Series 2006
1.89%, 07/02/09 (a)(b)(c)(d)	6,005	6,005
El Paso
GO Bonds
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	10,800	10,800
El Paso Cnty Hospital District
Combination Tax & Revenue Certificates of Obligation
Series 2005
0.21%, 07/02/09 (a)(b)(c)(d)	20,005	20,005
GO Bonds
Series 2008A
0.45%, 07/02/09 (a)(b)(c)(d)	8,930	8,930
Fort Worth ISD
Unlimited Tax School Building Bonds
Series 2000
0.55%, 02/15/10 (b)	7,435	7,681
Galveston Cnty
GO Refunding Bonds
Series 2007
1.00%, 07/30/09 (b)(c)(d)	3,090	3,090
2.30%, 07/30/09 (b)(c)(d)	6,240	6,240
Garland ISD
Unlimited Tax School Building Bonds
Series 2004B
0.60%, 09/09/09 (b)(c)(e)	18,000	18,000
Georgetown Health Facilities Development Corp
Hospital RB (Georgetown Healthcare System Obligated Group)
Series 1999
5.81%, 08/15/09 (b)	10,975	11,262
Grand Prairie IDA
IDRB (NTA Leasing)
Series 1994
0.47%, 07/01/09 (a)(b)	745	745
Grapevine IDA
Airport Improvement RB (Simuflite Training International)
Series 1983A
1.35%, 04/01/10 (b)	19,000	19,000
Greater Texas Student Loan Corp
RB
Series 1992B
2.20%, 07/01/09 (a)(b)	14,000	14,000
RB
Series 1995B
2.20%, 07/01/09 (a)(b)	10,000	10,000
RB
Series 1998A
0.46%, 07/02/09 (a)(b)	10,250	10,250
Gulf Coast IDA
IDRB (Gruma Corp)
Series 1994
0.47%, 07/01/09 (a)(b)	6,440	6,440
Hale Cnty Industrial Development Corp
Economic Development RB (Silverado Developments)
Series 2008
0.70%, 07/02/09 (a)(b)	5,400	5,400
Harris Cnty
TAN
Series 2009
0.37%, 02/25/10	30,000	30,319
0.39%, 02/25/10	30,000	30,217
0.41%, 02/25/10	35,000	35,250
Toll Road Sr Lien RB
Series 2009A
0.28%, 07/02/09 (a)(c)(d)	3,845	3,845
Toll Road Sr Lien Refunding RB
Series 2004A
0.50%, 07/02/09 (a)(c)(d)	5,575	5,575
0.95%, 08/20/09 (b)(c)(d)	23,705	23,705
Toll Road Subordinate Lien Unlimited Tax Refunding RB
Series 2007C
0.55%, 07/02/09 (a)(c)(d)	4,050	4,050
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Texas Children’s Hospital)
Series 2009
0.28%, 07/02/09 (a)(c)(d)	4,995	4,995
0.28%, 07/02/09 (a)(c)(d)	4,000	4,000
Hospital Refunding RB (Memorial Hermann Healthcare System)
Series 2008D1
0.25%, 07/02/09 (a)(b)	7,500	7,500
Hospital Refunding RB (Memorial Hermann Healthcare System)
Series 2008D2
1.00%, 07/02/09 (a)(b)	6,000	6,000
Refunding RB (Methodist Hospital System)
Series 2009C1
0.45%, 11/04/09	10,000	10,000
0.48%, 12/02/09	10,000	10,000
0.55%, 01/05/10	10,000	10,000
0.55%, 01/28/10	10,000	10,000
0.55%, 02/25/10	10,000	10,000
Special Facilities Refunding RB (Texas Medical Center)
Series 2008B2
0.25%, 07/02/09 (a)(b)	4,125	4,125
Harris Cnty Flood Control District
Improvement Bonds
Series 2007
0.28%, 07/02/09 (a)(c)(d)	985	985
Harris Cnty Health Facilities Development Corp
Hospital RB (Texas Children’s Hospital)
Series 1999B1
0.25%, 07/01/09 (a)(c)	21,165	21,165
Hospital RB (Texas Children’s Hospital)
Series 2008–1
0.27%, 07/02/09 (a)(c)	5,000	5,000
RB (Sisters of Charity of the Incarnate Word)
Series 1997B
1.77%, 07/02/09 (a)(b)(c)(d)	9,480	9,480
Harris Cnty HFA
M/F Housing RB (Dominion Square Apts)
Series 2000
0.65%, 07/02/09 (a)(b)	2,825	2,825
M/F Housing RB (Lafayette Village Apts)
Series 2006
0.40%, 07/02/09 (a)(b)	7,000	7,000
M/F Housing RB (Village At Cornerstone Apts)
Series 2004
0.40%, 07/02/09 (a)(b)	8,155	8,155

44 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Houston
Airport System Subordinate Lien Refunding RB
Series 2007B
0.25%, 07/02/09 (a)(b)(c)(d)	28,225	28,225
0.70%, 07/02/09 (a)(b)(c)(d)	23,000	23,000
Combined Utility System First Lien Refunding RB
Series 2004A
0.45%, 07/02/09 (a)(b)(c)(d)	9,900	9,900
0.45%, 07/02/09 (a)(b)(c)(d)	13,895	13,895
Combined Utility System First Lien Refunding RB
Series 2007A
0.25%, 07/02/09 (a)(b)(c)(d)	5,145	5,145
0.70%, 07/02/09 (a)(b)(c)(d)	7,955	7,955
Public Improvement Refunding Bonds
Series 2002
0.72%, 03/01/10	5,000	5,143
TRAN
Series 2009
0.41%, 06/30/10 (f)	20,000	20,316
Water & Sewer System Jr Lien Refunding RB
Series 2002A
0.50%, 07/02/09 (a)(b)(c)(d)	6,530	6,530
Houston ISD
Limited Tax School Building Bonds
Series 2005
0.25%, 07/02/09 (a)(b)(c)(d)	17,165	17,165
Limited Tax Schoolhouse Bonds
Series 2008
0.45%, 07/02/09 (a)(b)(c)(d)	9,900	9,900
Houston Port Auth
Unlimited Tax Refunding Bonds
Series 2008A
0.43%, 07/02/09 (a)(c)(d)	12,610	12,610
Hunt Memorial Hospital District
RB
Series 1998
1.85%, 07/02/09 (a)(b)(c)	8,570	8,570
Jewett Economic Development Corp
IDRB (Nucor Corp)
Series 2003
0.60%, 07/01/09 (a)	6,200	6,200
Katy ISD
Unlimited Tax School Building Bonds
Series 2000
0.25%, 07/02/09 (a)(b)(c)	9,000	9,000
Kendall Cnty Health Facilities Development Corp
Health Care RB (Morningside Ministries)
Series 2008
0.75%, 07/02/09 (a)(b)	35,160	35,160
Lamar Consolidated ISD
Unlimited Tax Schoolhouse Bonds
Series 2004
1.85%, 09/08/09 (b)(c)	7,380	7,380
Unlimited Tax Schoolhouse Bonds
Series 2007
0.35%, 07/02/09 (a)(b)(c)(d)	4,950	4,950
Laredo ISD
Unlimited Tax School Building Bonds
Series 1999
1.20%, 08/01/09 (b)	2,290	2,301
Lavaca-Navidad River Auth
Water Supply System Contract RB (Formosa Plastics)
Series 1990
0.43%, 07/01/09 (a)(b)	13,600	13,600
Lovejoy ISD
Unlimited Tax School Building Bonds
Series 2008
0.25%, 07/02/09 (a)(b)(c)(d)	3,270	3,270
Lower Colorado River Auth
Refunding RB
Series 1999A
0.45%, 07/02/09 (a)(b)(c)(d)	10,895	10,895
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health System)
Series 2008A
0.26%, 07/02/09 (a)	6,695	6,695
Montgomery Cnty
Unlimited Tax Adjustable Rate Road Bonds
Series 2008B
1.81%, 09/01/09 (c)	10,000	10,020
New Caney ISD
Unlimited Tax School Building Bonds
Series 2006
0.32%, 07/02/09 (a)(b)(c)(d)	6,595	6,595
North East ISD
Unlimited Tax Refunding Bonds
Series 2007
0.35%, 07/02/09 (a)(b)(c)(d)	13,380	13,380
1.75%, 07/02/09 (a)(b)(c)(d)	4,155	4,155
Unlimited Tax School Building Bonds
Series 2004
0.25%, 07/02/09 (a)(b)(c)(d)	5,790	5,790
Unlimited Tax School Building Bonds
Series 2007A
0.25%, 07/02/09 (a)(b)(c)(d)	5,515	5,515
0.30%, 07/02/09 (a)(b)(c)(d)	9,060	9,060
North Texas Higher Education Auth
Student Loan RB
Series 1998
0.50%, 07/01/09 (a)(b)	9,000	9,000
Student Loan RB
Series 2007A
0.48%, 07/01/09 (a)(b)	49,280	49,280
North Texas Tollway Auth
System Refunding RB
Series 2008D
0.25%, 07/02/09 (a)(b)(c)(d)	37,830	37,830
0.25%, 07/02/09 (a)(b)(c)(d)	12,099	12,099
Northside ISD
Unlimited Tax School Building & Refunding Bonds
Series 2004
0.32%, 07/02/09 (a)(b)(c)(d)	4,022	4,023
Northwest ISD
Unlimited Tax Refunding Bonds
Series 2005
0.25%, 07/02/09 (a)(b)(c)(d)	28,880	28,880
Parmer Cnty Industrial Development Corp
Economic Development RB (Visser Family Trust)
Series 2008
0.65%, 07/02/09 (a)(b)	3,000	3,000

See financial notes 45

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Port of Corpus Christi Industrial Development Corp
Environmental Facilities RB (CITGO Petroleum Corp)
Series 2003
0.30%, 07/01/09 (a)(b)	39,200	39,200
San Antonio
Electric & Gas Systems Refunding RB New
Series 2007
0.35%, 07/02/09 (a)(c)(d)	27,560	27,560
Hotel Tax Subordinate Lien Refunding RB
Series 2008
0.28%, 07/01/09 (a)(b)	15,000	15,000
Water System CP Notes
Series A
0.45%, 07/07/09 (c)	5,000	5,000
0.40%, 09/03/09 (c)	15,000	15,000
Water System Refunding RB
Series 2005
0.40%, 07/02/09 (a)(c)(d)	46,055	46,055
San Antonio Empowerment Zone Development Corp
Contract RB (Drury Southwest Hotel)
Series 2005
0.45%, 07/02/09 (a)(b)	10,450	10,450
San Antonio Housing Finance Corp
M/F Housing RB (Artisan At San Pedro Creek Apts)
Series 2008
0.35%, 07/02/09 (a)(b)	15,000	15,000
San Antonio IDA
IDRB (Gruma Corp)
Series 1994
0.47%, 07/01/09 (a)(b)	4,095	4,095
San Antonio ISD
Unlimited Tax Refunding Bonds
Series 2001B
0.45%, 07/02/09 (a)(b)(c)(d)	4,900	4,900
San Jacinto Community College District
Limited Tax GO Bonds
Series 2008
0.30%, 07/02/09 (a)(c)(d)	5,600	5,600
Southeast Texas Housing Finance Corp
M/F Housing RB (Piedmont Apts)
Series 2006
0.40%, 07/02/09 (a)(b)	14,000	14,000
Spring Branch ISD
Limited Tax Schoolhouse Bonds
Series 2008
0.30%, 07/02/09 (a)(b)(c)(d)	2,250	2,250
Spring ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2008A
0.25%, 07/02/09 (a)(b)(c)(d)	3,830	3,830
Unlimited Tax Schoolhouse Bonds
Series 2005
0.25%, 07/02/09 (a)(b)(c)(d)	26,550	26,550
Tarrant Cnty Cultural Education Facilities Finance Corp
Refunding RB (CHRISTUS Health)
Series 2008 C1
0.26%, 07/01/09 (a)(b)	25,000	25,000
Refunding RB (CHRISTUS Health)
Series 2008 C2
0.26%, 07/01/09 (a)(b)	23,675	23,675
Refunding RB (CHRISTUS Health)
Series 2008 C5
0.23%, 07/01/09 (a)(b)	13,450	13,450
Refunding RB (Texas Health Resources System)
Series 2007A
0.30%, 07/02/09 (a)(c)(d)	8,625	8,625
Tarrant Cnty Housing Finance Corp
M/F Housing Refunding RB (SF Apts LP)
Series 1993
0.40%, 07/01/09 (a)(b)	7,050	7,050
Texas
GO Bonds (Veterans Housing Assistance Fund II)
Series 2002A2
0.45%, 07/01/09 (a)	6,000	6,000
GO Bonds (Veterans Housing Assistance Fund II)
Series 2007A
0.35%, 07/01/09 (a)(c)	15,555	15,555
TRAN
Series 2008
0.91%, 08/28/09	250	251
1.24%, 08/28/09	14,600	14,640
1.61%, 08/28/09	47,000	47,101
Texas A&M Univ
Permanent Univ Fund Bonds
Series 1998
1.76%, 07/02/09 (a)(c)(d)	31,530	31,530
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts)
Series 2005
0.40%, 07/02/09 (a)(b)	11,800	11,800
M/F Housing RB (Bristol Apts)
Series 2004
0.40%, 07/02/09 (a)(b)	8,400	8,400
M/F Housing RB (Creek Point Apts)
Series 2000
0.44%, 07/01/09 (a)(b)	6,365	6,365
M/F Housing RB (Montgomery Pines Apts)
Series 2004
0.40%, 07/02/09 (a)(b)	12,300	12,300
M/F Housing RB (Pinnacle Apts)
Series 2004AB
0.40%, 07/02/09 (a)(b)	6,900	6,900
M/F Housing RB (Tower Ridge Apts)
Series 2005
0.44%, 07/02/09 (a)(b)	15,000	15,000
M/F Housing Refunding RB (Alta Cullen Apts)
Series 2008
0.36%, 07/02/09 (a)(b)	14,000	14,000
RB (Addison Park Apts)
Series 2008BB
0.44%, 07/02/09 (a)(b)	13,900	13,900
S/F Mortgage RB
Series 2007A
0.35%, 07/02/09 (a)(c)	48,300	48,300
Texas Municipal Gas Acquisition & Supply Corp II
Gas Supply RB
Series 2007B
0.45%, 07/02/09 (a)(b)(c)(d)	111,525	111,525
Texas Public Finance Auth
Unemployment Compensation Assessment RB
Series 2003C4
0.40%, 08/14/09 (c)	12,600	12,600
Texas State Univ System
Revenue Financing System RB
Series 2006
0.26%, 07/02/09 (a)(b)(c)(d)	19,285	19,285

46 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Texas Tech Univ
Refunding Revenue & Improvement Bonds 12th
Series 2009
0.68%, 02/15/10	5,985	6,108
Texas Transportation Commission
GO Mobility Fund Bonds
Series 2005A
0.30%, 07/02/09 (a)(c)(d)	4,700	4,700
GO Mobility Fund Bonds
Series 2006
0.30%, 07/02/09 (a)(c)(d)	8,750	8,750
GO Mobility Fund Bonds
Series 2007
0.28%, 07/02/09 (a)(c)(d)	3,805	3,805
0.30%, 07/02/09 (a)(c)(d)	30,500	30,500
State Highway Fund First Tier RB
Series 2007
0.35%, 07/02/09 (a)(c)(d)	12,550	12,550
State Highway Fund Revenue CP Notes
Series A
0.45%, 08/05/09 (b)	15,000	15,000
0.40%, 08/13/09 (b)	65,000	65,000
0.35%, 08/14/09 (b)	25,000	25,000
Texas Water Development Board
Water Financial Assistance GO Bonds
Series 2007D
0.28%, 07/02/09 (a)(c)(d)	5,800	5,800
Travis Cnty
Limited Tax Refunding Bonds
Series 2009
0.48%, 03/01/10 (f)	7,135	7,203
Travis Cnty Health Facilities Development Corp
RB (Ascension Health Credit Group)
Series 1999A
1.30%, 11/15/09 (b)	6,420	6,593
1.40%, 11/15/09 (b)	1,050	1,079
1.50%, 11/15/09 (b)	250	257
Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal)
Series 1999
0.55%, 07/01/09 (a)(b)	1,860	1,860
Univ of North Texas
Revenue Financing System Bonds
Series 2007
0.27%, 07/02/09 (a)(b)(c)(d)	12,905	12,905
Univ of Texas
Permanent Univ Fund Notes
Series A
0.50%, 07/23/09	26,500	26,500
Permanent Univ Fund Refunding Bonds
Series 2006A
2.20%, 07/01/09	5,795	5,795
Permanent Univ Fund Refunding Bonds
Series 2006B
0.17%, 07/02/09 (a)(c)(d)	3,990	3,990
0.26%, 07/02/09 (a)(c)(d)	16,672	16,672
Revenue Financing System Bonds
Series 1999B
1.10%, 08/15/09	1,000	1,005
Waco Health Facilities Development Corp
Mortgage RB (Hillcrest Health System)
Series 2006A
0.25%, 07/02/09 (a)(b)(c)(d)	10,870	10,870

		2,205,360

Utah 0.9%
Carbon Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.28%, 07/01/09 (a)(b)	1,800	1,800
Clearfield Cnty
M/F Housing Refunding RB (Oakstone Apts)
Series 2008
0.44%, 07/02/09 (a)(b)	12,100	12,100
Emery Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.33%, 07/01/09 (a)(b)	10,000	10,000
Nephi City
IDRB (Fibertek Insulation West)
Series 2008
3.15%, 07/02/09 (a)(b)	4,000	4,000
Salt Lake City Metropolitan Water District
Water RB
Series 1999
5.35%, 07/01/09 (b)	5,000	5,000
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts)
Series 2008
0.44%, 07/02/09 (a)(b)	14,225	14,225
Utah Housing Corp
S/F Mortgage Bonds
Series 2009-2
0.60%, 10/01/09 (b)	3,250	3,250
Utah State Board of Regents
Hospital Refunding RB (Univ of Utah)
Series 2006A
0.25%, 07/02/09 (a)(b)(c)(d)	49,260	49,260
Student Loan RB Sr
Series 2008A
0.42%, 07/02/09 (a)(b)	30,000	30,000
Utah Transit Auth
Sales Tax RB
Series 2008A
1.00%, 07/30/09 (c)(d)	39,310	39,310
Subordinated Sales Tax Refunding RB
Series 2007A
1.76%, 07/02/09 (a)(c)(d)	18,565	18,565

		187,510

Vermont 0.1%
Vermont Economic Development Auth
IDRB (Agri-Mark)
Series 1999A
0.65%, 07/02/09 (a)(b)	17,000	17,000
IDRB (Agri-Mark)
Series 1999B
0.65%, 07/02/09 (a)(b)	1,000	1,000

See financial notes 47

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Vermont Educational & Health Buildings Financing Agency
RB (Middlebury College)
Series 2002
1.75%, 11/02/09	9,300	9,300

		27,300

Virginia 2.3%
Fairfax Cnty IDA
Health Care RB (Inova Health System)
Series 2009B2
0.55%, 04/12/10	50,000	50,000
Hampton Roads Sanitation District
Wastewater RB
Series 2008
0.20%, 07/02/09 (a)(c)(d)	3,870	3,870
Hanover Cnty Economic Development Auth
Refunding RB (Bon Secours Health System)
Series 2008D2
0.16%, 07/01/09 (a)(b)	6,880	6,880
Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts)
Series 2008
0.43%, 07/02/09 (a)(b)	9,950	9,950
Henrico Economic Development Auth
RB (Bon Secours Health System )
Series 2008B1
0.80%, 07/01/09 (a)(b)(c)	18,745	18,745
RB (Bon Secours Health System)
Series 2008B2
0.80%, 07/01/09 (a)(b)(c)	8,800	8,800
King George Cnty
Solid Waste Disposal Facility RB (Garnet)
Series 1996
0.45%, 07/02/09 (a)(b)	3,700	3,700
Montgomery Cnty IDA
RB (Virginia Tech Foundation)
Series 2009A
0.40%, 07/02/09 (a)(c)	15,200	15,200
Newport News IDA
RB (CNU Warwick Student Apts)
Series 2004
0.32%, 07/02/09 (a)(b)	4,000	4,000
Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)
0.45%, 10/13/09	65,000	65,000
Hospital Facilities Refunding RB (Sentara Healthcare)
Series 2009A
0.70%, 02/03/10	25,000	25,000
Portsmouth Redevelopment & Housing Auth
M/F Housing RB (Churchland North Apts)
Series 1999
2.70%, 07/01/09 (a)(b)	5,715	5,715
Richmond
Public Utility RB
Series 2009A
0.30%, 07/02/09 (a)(c)(d)	18,410	18,410
Southeastern Public Service Auth of Virginia
Sr Parity RB (Regional Solid Waste System)
Series 2007A
0.37%, 07/02/09 (a)(b)	23,435	23,435
Suffolk Economic Development Auth
Hospital Facilities Refunding RB (Sentara Healthcare)
Series 2008
0.45%, 07/02/09 (a)(c)(d)	98,545	98,545
Virginia College Building Auth
Educational Facilities RB
Series 2007A
0.20%, 07/02/09 (a)(c)(d)	3,110	3,110
Virginia Housing Development Auth
Commonwealth Mortgage Bonds
Series 2001H1
0.50%, 07/02/09 (a)(c)(d)	6,600	6,600
Commonwealth Mortgage Bonds
Series 2005A3
2.45%, 10/01/09	2,000	2,005
Commonwealth Mortgage Bonds
Series 2005C1
0.43%, 07/02/09 (a)(c)(d)	5,100	5,100
Commonwealth Mortgage Bonds
Series 2006D1
0.36%, 07/01/09 (a)(c)(d)	875	875
1.40%, 01/01/10	6,000	6,079
Commonwealth Mortgage Bonds
Series 2006D2
0.36%, 07/01/09 (a)(c)(d)	890	890
Virginia Port Auth
BAN
Series 2008
1.95%, 07/01/09	32,500	32,500
Port Facilities RB
Series 2006
0.43%, 07/02/09 (a)(b)(c)(d)	3,285	3,285
1.03%, 07/02/09 (a)(b)(c)(d)	3,000	3,000
Subordinate Port Facilities Revenue BAN
Series 2009
0.48%, 05/18/10	20,000	20,266
Virginia Resources Auth
State Revolving Fund RB Subordinate
Series 2008
0.20%, 07/02/09 (a)(c)(d)	2,995	2,995
Virginia State Public Building Auth
Public Facilities RB
Series 2007A
1.08%, 08/01/09	10,795	10,831
Winchester IDA
Hospital RB (Winchester Medical Center)
Series 1991
0.31%, 07/02/09 (a)(c)(d)	12,540	12,540

		467,326

Washington 4.8%
Cascade Water Alliance
Water System RB
Series 2006
0.26%, 07/02/09 (a)(b)(c)(d)	8,625	8,625
Central Puget Sound Regional Transit Auth
Sales Tax Bonds
Series 2007A
0.20%, 07/02/09 (a)(c)(d)	3,110	3,110
0.55%, 07/02/09 (a)(c)(d)	8,285	8,285

48 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Chelan Cnty Public Utility District No. 1
RB (Chelan Hydro Consolidated System)
Series 2001A
0.55%, 07/02/09 (a)(b)(c)(d)	1,500	1,500
RB (Chelan Hydro Consolidated System)
Series 2001A&B & Refunding RB
Series 2001C
0.70%, 07/02/09 (a)(c)(d)	9,970	9,970
Douglas Cnty Development Corp
RB (Executive Flight)
Series 1998
0.55%, 07/02/09 (a)(b)	5,500	5,500
Energy Northwest
Electric Refunding RB (Columbia Generating Station)
Series 2006A
1.76%, 07/02/09 (a)(c)(d)	15,975	15,975
Grant Cnty Public Utility District No. 2
Refunding RB (Wanapum Hydroelectric Development)
Series 2006A
0.18%, 07/01/09 (a)(b)(c)(d)	12,450	12,450
King Cnty
Limited Tax GO Refunding Bonds
Series 2008
0.25%, 07/02/09 (a)(c)(d)	3,545	3,545
0.28%, 07/02/09 (a)(c)(d)	2,850	2,850
Sewer RB
Series 2002A
0.32%, 07/02/09 (a)(c)(d)	7,500	7,500
Sewer RB
Series 2004A
0.38%, 07/02/09 (a)(c)(d)	5,200	5,200
Sewer RB
Series 2007
0.40%, 07/02/09 (a)(c)(d)	31,250	31,250
Sewer RB Second
Series 2006
0.50%, 07/02/09 (a)(c)(d)	10,000	10,000
Sewer Refunding RB
Series 2006A
0.26%, 07/02/09 (a)(b)(c)(d)	22,870	22,870
Sewer Refunding RB Second
Series 2006
0.40%, 07/02/09 (a)(c)(d)	25,555	25,555
King Cnty Public Hospital District No. 1
Limited Tax GO Refunding Bonds
Series 2008A
0.25%, 07/02/09 (a)(b)(c)(d)	7,850	7,850
Lewis Cnty
Limited Tax GO & Refunding Bonds 1999
1.30%, 12/01/09 (b)	1,805	1,838
Olympia
Solid Waste RB (LeMay Enterprises)
Series 1999
0.53%, 07/01/09 (a)(b)	2,330	2,330
Pierce Cnty Economic Development Corp
IDRB (McFarland Cascade)
Series 1996
0.63%, 07/02/09 (a)(b)	3,945	3,945
RB (Flex-A-Lite Consolidated)
Series 1996A
0.60%, 07/01/09 (a)(b)	1,650	1,650
Port of Seattle
Intermediate Lien Refunding RB
Series 2005A
0.26%, 07/02/09 (a)(b)(c)(d)	24,855	24,855
Intermediate Lien Refunding RB
Series 2005C
1.17%, 09/01/09	3,860	3,885
RB
Series 2003A
0.32%, 07/02/09 (a)(c)(d)	5,345	5,345
RB
Series 2003B
0.70%, 07/02/09 (a)(c)(d)	5,140	5,140
RB
Series 2007B
0.36%, 07/01/09 (a)(c)(d)	5,845	5,845
Subordinate Lien Refunding RB
Series 2008
0.65%, 07/01/09 (a)(b)	10,000	10,000
Port of Tacoma
RB
Series 2005
0.40%, 07/02/09 (a)(b)(c)(d)	28,135	28,135
Subordinate Lien RB CP
Series 2002A
0.50%, 09/09/09 (b)	23,685	23,685
Seattle
Drainage & Wastewater RB 2008
0.40%, 07/02/09 (a)(c)(d)	8,090	8,090
Water System RB
Series 1999B
Series 1999B
5.75%, 07/01/09 (b)	3,075	3,106
Seattle Housing Auth
RB (CHHIP & HRG Projects)
Series 1996
0.60%, 07/01/09 (a)(b)	3,035	3,035
Snohomish Cnty Public Utility District #1
Electric System BAN Second
Series 2008A
0.55%, 05/26/10	25,000	25,325
2.30%, 08/05/09	15,000	15,021
Tacoma Housing Auth
RB (Crown Assisted Living)
Series 1998
3.25%, 07/01/09 (a)(b)	2,660	2,660
Univ of Washington
RB
Series 2007
0.21%, 07/02/09 (a)(b)(c)(d)	38,515	38,515
Vancouver Housing Auth
Pooled Housing Refunding RB
Series 2008
0.32%, 07/02/09 (a)(b)	4,495	4,495
Washington
GO Bonds
Series 2003C
0.32%, 07/02/09 (a)(c)(d)	6,150	6,150
GO Bonds
Series 2005D
0.98%, 01/01/10	7,575	7,727

See financial notes 49

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds
Series 2007C
0.50%, 07/02/09 (a)(c)(d)	22,825	22,825
GO Bonds
Series 2008A
0.35%, 07/02/09 (a)(c)(d)	15,295	15,295
Motor Vehicle Fuel Tax GO Bonds
Series 2003C
0.48%, 07/02/09 (a)(c)(d)	3,700	3,700
Motor Vehicle Fuel Tax GO Bonds
Series 2006E
0.25%, 07/02/09 (a)(c)(d)	6,130	6,130
Various Purpose GO Bonds
Series 2002B
0.50%, 07/02/09 (a)(c)(d)	29,540	29,540
Various Purpose GO Bonds
Series 2005D
0.55%, 07/02/09 (a)(c)(d)	995	995
Various Purpose GO Bonds
Series 2006D
0.25%, 07/02/09 (a)(b)(c)(d)	13,615	13,615
Various Purpose GO Bonds
Series 2008C
0.20%, 07/02/09 (a)(c)(d)	3,851	3,851
0.25%, 07/02/09 (a)(c)(d)	4,945	4,945
Various Purpose GO Bonds
Series 2009A
0.45%, 07/02/09 (a)(c)(d)	39,100	39,100
Various Purpose GO Bonds
Series 2009E
0.28%, 07/02/09 (a)(c)(d)	5,000	5,000
Washington Economic Development Finance Auth
Refunding RB (Puget Sound Blood Center)
Series 2008D
0.27%, 07/02/09 (a)(b)	2,500	2,500
Solid Waste Disposal RB (Heirborne Investments)
Series 2006K
0.55%, 07/01/09 (a)(b)	5,730	5,730
Solid Waste Disposal RB (Lemay Enterprises)
Series 2005B
0.53%, 07/01/09 (a)(b)	10,585	10,585
Solid Waste Disposal RB (Specialty Chemical Products)
Series 2007
0.55%, 07/02/09 (a)(b)	20,800	20,800
Solid Waste Disposal RB (Waste Management)
Series 2000C
0.55%, 07/01/09 (a)(b)	17,900	17,900
Solid Waste Disposal RB (Waste Management)
Series 2000H
0.55%, 07/01/09 (a)(b)	9,825	9,825
Solid Waste Disposal RB (Waste Management)
Series 2000I
0.55%, 07/01/09 (a)(b)	7,235	7,235
Solid Waste Disposal RB (Waste Management)
Series 2005D
0.55%, 07/02/09 (a)(b)	18,000	18,000
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives)
Series 2008D
0.28%, 07/02/09 (a)(c)(d)	7,505	7,505
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
0.32%, 07/01/09 (a)(b)	8,930	8,930
RB (Fred Hutchinson Cancer Research Center)
Series 2001A
0.65%, 07/01/09 (a)(b)	57,875	57,875
RB (Kadlec Medical Center)
Series 2006B
3.50%, 07/01/09 (a)(b)(c)	10,000	10,000
RB (MultiCare Health System)
Series 2009A
0.20%, 07/02/09 (a)(b)	9,000	9,000
RB (MultiCare Health System)
Series 2009B
0.17%, 07/02/09 (a)(b)	6,875	6,875
RB (Swedish Health Services)
Series 2009C
0.16%, 07/01/09 (a)(b)	13,000	13,000
RB (Yakima Valley Farm Workers Clinic)
Series 1997
0.35%, 07/01/09 (a)(b)	1,800	1,800
Washington Housing Finance Commission
M/F Housing RB (Anchor Village Apts)
Series 1997
0.40%, 07/02/09 (a)(b)	10,750	10,750
M/F Housing RB (Brittany Park Phase II)
Series 1998A
0.40%, 07/02/09 (a)(b)	3,480	3,480
M/F Housing RB (Brittany Park)
Series 1996A
0.40%, 07/02/09 (a)(b)	8,930	8,930
M/F Housing RB (Fairwinds Redmond)
Series 2005A
0.40%, 07/02/09 (a)(b)	7,500	7,500
M/F Housing RB (Forest Creek Apts)
Series 2006
0.40%, 07/02/09 (a)(b)	13,815	13,815
M/F Housing RB (Highlander Apts)
Series 2004A
0.40%, 07/02/09 (a)(b)	7,000	7,000
M/F Housing RB (Lakewood Meadows Apts)
Series 2000A
0.43%, 07/02/09 (a)(b)	6,280	6,280
M/F Housing RB (Merrill Gardens at Queen Anne)
Series 2004A
0.40%, 07/02/09 (a)(b)	25,180	25,180
M/F Housing RB (Merrill Gardens)
Series 1997A
0.40%, 07/02/09 (a)(b)	6,125	6,125
M/F Housing RB (Parkview Apts)
Series 2008
0.50%, 07/02/09 (a)(b)	3,060	3,060
M/F Housing RB (Rainier Court Apts)
Series 2003A
0.40%, 07/02/09 (a)(b)	12,750	12,750
M/F Housing RB (Seasons Apts)
Series 2006
0.43%, 07/02/09 (a)(b)	20,000	20,000
M/F Housing RB (Silver Creek Apts)
Series 2004
0.40%, 07/02/09 (a)(b)	4,100	4,100
M/F Housing RB (Vintage at Burien)
Series 2004A
0.40%, 07/02/09 (a)(b)	6,570	6,570

50 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Vintage at Chehalis Sr Living)
Series 2006
0.40%, 07/02/09 (a)(b)	8,190	8,190
M/F Housing RB (Woodrose Apts)
Series 1999A
0.40%, 07/02/09 (a)(b)	6,750	6,750
M/F Mortgage RB (Canyon Lakes)
Series 1993
0.37%, 07/02/09 (a)(b)	3,820	3,820
M/F Mortgage RB (Meridian Court Apts)
Series 1996
0.40%, 07/01/09 (a)(b)	6,700	6,700
M/F RB (Cedar Ridge Retirement)
Series 2005A
0.37%, 07/02/09 (a)(b)	5,030	5,030
Non-Profit Refunding RB (Horizon House)
Series 2005
0.40%, 07/02/09 (a)(b)	11,360	11,360
Washington State Univ
Student Fee RB
Series 2006A
0.21%, 07/02/09 (a)(b)(c)(d)	16,796	16,796
Yakima Cnty Public Corp
IDRB (Cowiche Growers)
Series 1998
0.55%, 07/02/09 (a)(b)	1,300	1,300

		960,854

West Virginia 0.4%
Marion Cnty
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990B
0.30%, 07/01/09 (a)(b)	9,285	9,285
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990C
0.30%, 07/01/09 (a)(b)	12,300	12,300
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990D
0.30%, 07/01/09 (a)(b)	2,400	2,400
West Virginia Economic Development Auth
Refunding RB (Appalachian Power Co-Mountaineer)
Series 2008B
0.48%, 07/02/09 (a)(b)	21,275	21,275
Refunding RB (Ohio Power Co-Kammer)
Series 2008BB
0.30%, 07/02/09 (a)(b)	6,665	6,665
West Virginia Higher Education Policy Commission
RB (Higher Education Facilities)
Series 2004B
0.26%, 07/02/09 (a)(b)(c)(d)	15,545	15,545
West Virginia Water Development Auth
Water Development RB (Loan Program IV)
Series 2005A
0.26%, 07/02/09 (a)(b)(c)(d)	9,240	9,240

		76,710

Wisconsin 2.2%
Brokaw
Sewage & Solid Waste RB (Wausau Paper Mills)
Series 1995
0.60%, 07/02/09 (a)(b)	9,500	9,500
Kenosha
IDRB (Asyst Technologies)
Series 1997
0.70%, 07/02/09 (a)(b)	5,000	5,000
Milwaukee
GO CP Promissory Notes
Series 2008C2
0.50%, 10/01/09 (b)	6,000	6,000
New Richmond SD
BAN 2008
2.20%, 11/16/09	8,425	8,425
Red Cedar
IDRB (Fairmount Minerals)
Series 2007
0.55%, 07/02/09 (a)(b)	10,000	10,000
Wisconsin
GO Bonds
Series 2006C
0.46%, 07/02/09 (a)(c)(d)	5,525	5,525
GO Bonds
Series 2007A
1.00%, 09/10/09 (b)(c)(d)	24,285	24,285
GO Bonds
Series 2007C
0.20%, 07/02/09 (a)(c)(d)	6,395	6,395
GO CP Notes 2005A
0.40%, 08/03/09 (c)	19,600	19,600
0.40%, 09/09/09 (c)	22,715	22,715
GO CP Notes 2006A
0.40%, 08/04/09 (c)	50,494	50,494
0.35%, 09/10/09 (c)	27,500	27,500
GO Refunding Bonds
Series 1998–1
0.98%, 11/01/09	3,475	3,527
Operating Notes
Series 2009
0.45%, 06/15/10 (f)	25,000	25,488
0.48%, 06/15/10	38,000	38,730
Transportation RB
Series 2005A
0.35%, 07/02/09 (a)(c)(d)	7,497	7,497
Transportation RB
Series 2007A
0.90%, 09/23/09 (b)(c)(d)	8,065	8,065
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care)
Series 2008B
1.60%, 11/13/09 (b)	18,000	18,000
RB (Children’s Hospital of Wisconsin)
Series 2008B
2.50%, 03/15/10 (e)	35,000	35,000
RB (Gundersen Lutheran)
Series 2000B
1.70%, 07/01/09 (a)(b)(c)	8,950	8,950
RB (Upland Hills Health)
Series 2006C
1.10%, 07/01/09 (a)(b)	10,050	10,050
Refunding RB (Concordia Univ)
Series 2009
0.35%, 07/02/09 (a)(b)	3,150	3,150

See financial notes 51

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wisconsin Housing & Economic Development Auth
Homeownership RB
Series 2002C
0.35%, 07/01/09 (a)(c)	1,330	1,330
Homeownership RB
Series 2003B
0.50%, 07/01/09 (a)(c)	37,210	37,210
Homeownership RB
Series 2003C
0.46%, 07/01/09 (a)(c)	12,630	12,630
0.46%, 07/01/09 (a)(c)	14,715	14,715
Homeownership RB
Series 2005C
0.50%, 07/01/09 (a)(c)	11,000	11,000
Homeownership RB
Series 2006E
1.00%, 07/02/09 (a)(c)(d)	2,100	2,100
Housing RB
Series 2007C
0.62%, 07/02/09 (a)(c)	3,815	3,815
Housing RB
Series 2008A
0.60%, 07/02/09 (a)(c)	6,580	6,580
Housing RB
Series 2008D
0.60%, 07/02/09 (a)(c)	4,500	4,500
Housing RB
Series 2008E
0.60%, 07/02/09 (a)(c)	3,200	3,200

		450,976

Wyoming 0.3%
Green River
RB (Rhone-Poulenc)
Series 1994
1.10%, 07/02/09 (a)(b)	11,400	11,400
Sweetwater Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.40%, 07/01/09 (a)(b)	3,750	3,750
Wyoming Student Loan Corp
Refunding RB Sr
Series 2008A1
0.38%, 07/02/09 (a)(b)	8,200	8,200
Refunding RB Sr
Series 2008A2
0.38%, 07/02/09 (a)(b)	35,000	35,000
Refunding RB Sr
Series 2008A3
0.38%, 07/02/09 (a)(b)	10,000	10,000

		68,350

Total Municipal Securities (Cost $20,172,549)		20,172,549

Other Investments 1.1% of net assets
Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares
0.45%, 07/02/09 (a)(b)(d)	98,000	98,000
Nuveen Insured New York Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares
0.35%, 07/02/09 (a)(b)(d)	25,000	25,000
Nuveen Insured Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares
0.45%, 07/02/09 (a)(b)(d)	109,500	109,500

Total Other Investments (Cost $232,500)		232,500

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $20,405,049.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,283,019 or 36.1% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $65,294 or 0.3% of net assets.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN – Bond anticipation note
COP – Certificate of participation
CP – Commercial paper
GO – General obligation
HFA – Housing finance agency/authority
IDA – Industrial development agency/authority
IDB – Industrial development board
IDRB – Industrial development revenue bond
ISD – Independent school district
M/F – Multi-family
RB – Revenue bond
SD – School district
S/F – Single-family
TAN – Tax anticipation note
TRAN – Tax and revenue anticipation note
USD – Unified school district

52 See financial notes

 Schwab Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$20,405,049
Cash		382
Receivables:
Investments sold		213,104
Fund shares sold		27,553
Interest		41,758
Prepaid expenses	+	1,412

Total assets		20,689,258

Liabilities
Payables:
Investments bought		484,033
Investment adviser and administrator fees		384
Transfer agent and shareholder services fees		304
Fund shares redeemed		49,369
Distributions to shareholders		1,182
Trustees’ fees		4
Accrued expenses	+	314

Total liabilities		535,590

Net Assets
Total assets		20,689,258
Total liabilities	−	535,590

Net assets		$20,153,668
Net Assets by Source
Capital received from investors		20,152,571
Distribution in excess of net investment income		(94)
Net realized capital gains		1,191

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$10,646,860		10,648,024		$1.00
Value Advantage Shares	$3,031,470		3,031,050		$1.00
Select Shares	$1,849,116		1,848,747		$1.00
Institutional Shares	$4,626,222		4,625,200		$1.00

See financial notes 53

 Schwab Municipal Money Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$99,406

Net Realized Gains and Losses
Net realized gains on investments		1,192

Expenses
Investment adviser and administrator fees		31,632
Transfer agent and shareholder service fees:
Sweep Shares		18,918
Value Advantage Shares		3,413
Select Shares		1,938
Institutional Shares		5,182
Temporary Guarantee Program expense		3,364
Registration fees		736
Portfolio accounting fees		277
Custodian fees		177
Shareholder reports		140
Tax expenses		118
Professional fees		62
Trustees’ fees		43
Interest expense		15
Other expenses	+	83

Total expenses		66,098
Expense reduction by adviser and Schwab	−	15,198
Custody credits	−	1

Net expenses		50,899

Increase (Decrease) in Net Assets from Operations
Total investment income		99,406
Net expenses	−	50,899

Net investment income		48,507
Net realized gains	+	1,192

Increase in net assets from operations		$49,699

54 See financial notes

 Schwab Municipal Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$48,507	$344,362
Net realized gains	+	1,192	2,072

Increase in net assets from operations		49,699	346,434

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		19,123	164,890
Value Advantage Shares		7,701	58,135
Select Shares		5,219	30,984
Institutional Shares	+	16,558	90,353

Total distributions from net investment income		48,601	344,362

Transactions in Fund Shares*
Shares Sold
Sweep Shares		22,463,716	48,352,276
Value Advantage Shares		1,744,463	5,220,149
Select Shares		1,375,822	3,135,399
Institutional Shares	+	2,790,874	8,714,110

Total shares sold		28,374,875	65,421,934

Shares Reinvested
Sweep Shares		18,730	160,570
Value Advantage Shares		6,240	48,230
Select Shares		4,188	26,082
Institutional Shares	+	13,515	75,172

Total shares reinvested		42,673	310,054

Shares Redeemed
Sweep Shares		(22,691,682)	(46,149,530)
Value Advantage Shares		(1,937,990)	(4,835,870)
Select Shares		(1,230,753)	(2,889,742)
Institutional Shares	+	(2,989,323)	(7,818,560)

Total shares redeemed		(28,849,748)	(61,693,702)

Net transactions in fund shares		(432,200)	4,038,286

Net Assets
Beginning of period		20,584,770	16,544,412
Total increase (decrease)	+	(431,102)	4,040,358

End of period		$20,153,668	$20,584,770

Distributions in excess of net investment income		($94)	$−

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 55

Schwab AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Sweep Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.20	[2]	1.78	3.07	2.83	1.81	0.60

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.64	[3,4]	0.63 [4]	0.63	0.65	0.65	0.66
Gross operating expenses	0.73	[3]	0.74	0.75	0.86	0.85	0.85
Net investment income (loss)	0.40	[3]	1.74	3.02	2.77	1.78	0.59
Net assets, end of period ($ x 1,000,000)	3,105		2,446	1,680	1,045	1,973	1,905

	1/1/09–		1/1/08–	1/1/07–	11/6/06[5]–
Value Advantage Shares	6/30/09*		12/31/08	12/31/07	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.00	[1]

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.00)[1]

Net asset value at end of period	1.00		1.00	1.00	1.00

Total return (%)	0.29	[2]	1.95	3.26	0.49	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.47	[3,4]	0.46 [4]	0.45	0.44	[3,6]
Gross operating expenses	0.60	[3]	0.61	0.63	0.68	[3]
Net investment income (loss)	0.55	[3]	1.88	3.19	3.22	[3]
Net assets, end of period ($ x 1,000,000)	3,014		1,901	1,224	85

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.62% for Sweep Shares and 0.45% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for the Money Market Funds) had not been included.
5 Commencement of operations.
6 The ratio of net operating expenses would have been 0.45% if custody credits had not been included.

56 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2009, (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

100.0%	Municipal Securities	6,122,041	6,122,041

100.0%	Total Investments	6,122,041	6,122,041
0.0%	Other Assets and Liabilities, Net		(2,836)

100.0%	Net Assets		6,119,205

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.0% of net assets

Alabama 1.5%
Alabama
GO Bonds
Series 2007A
0.65%, 12/10/09 (b)(c)(d)	6,280	6,280
Alabama Municipal Funding Corp
Municipal Funding Notes (Tranche 1)
Series 2008A
0.37%, 07/02/09 (a)(b)	29,885	29,885
Municipal Funding Notes Master
Series 2006A
0.37%, 07/02/09 (a)(b)	14,315	14,315
Bessemer Government Utility Services Corp
Water Supply Refunding RB
Series 2008
0.75%, 07/02/09 (a)(b)(c)(d)	5,085	5,085
Mobile IDB
Pollution Control RB (Alabama Power) First
Series 2009
1.40%, 07/16/10	6,000	6,000
Mobile Special Care Facilities Financing Auth
RB (Ascension Health Sr Credit Group)
Series 2006D
0.30%, 07/02/09 (a)(c)(d)	27,000	27,000
Pell Special Care Facilities Financing Auth
RB (Noland Health Services)
Series 2009A
0.29%, 07/02/09 (a)(b)	5,000	5,000

		93,565

Alaska 0.2%
Alaska Industrial Development & Export Auth
Refunding RB (Greater Fairbanks Community Hospital Foundation)
Series 2009A
0.26%, 07/02/09 (a)(b)	11,625	11,625
Anchorage
GO School Bonds
Series 1999
1.50%, 12/01/09 (b)	1,340	1,360

		12,985

Arizona 1.2%
Arizona Health Facilities Auth
Health Facility RB (Catholic Healthcare West)
Series 2008B
0.27%, 07/01/09 (a)(b)	14,800	14,800
Arizona Transportation Board
Highway RB
Series 2003
0.70%, 07/01/09	1,000	1,000
Maricopa Cnty USD No. 11
School Improvement Bonds
Series 2008
1.87%, 07/01/09 (b)	8,750	8,750
Nogales
Revenue Obligations (Wastewater System)
Series 2006A
3.65%, 10/01/09 (b)	2,140	2,152
Pima Cnty
COP
Series 2009
1.25%, 06/01/10	4,000	4,064
Salt River Project Agricultural Improvement & Power District
Electric System RB
Series 2005A
0.35%, 07/02/09 (a)(c)(d)	6,035	6,035
Scottsdale Municipal Property Corp
Excise Tax Refunding RB
Series 2006
0.26%, 07/02/09 (a)(c)(d)	10,097	10,097
Yuma Municipal Property Corp
Sr Lien Utility System RB
Series 2007
0.26%, 07/02/09 (a)(b)(c)(d)	29,045	29,045

		75,943

California 6.3%
Anaheim Redevelopment Agency
Tax Allocation Refunding Bonds
Series 2007A
0.30%, 07/02/09 (a)(b)(c)(d)	5,300	5,300
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2007F
0.23%, 07/02/09 (a)(c)(d)	7,245	7,245

See financial notes 57

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

California
GO Bonds
Series 2003C2
0.17%, 07/02/09 (a)(b)	4,000	4,000
California Educational Facilities Auth
RB (Chapman Univ)
Series 2000
0.40%, 07/01/09 (a)(b)	11,850	11,850
Refunding RB (Pepperdine Univ)
Series 2005A
0.17%, 07/02/09 (a)(b)(c)(d)	8,065	8,065
California Health Facilities Financing Auth
RB (Northern California Presbyterian Homes & Services)
Series 2004
0.19%, 07/02/09 (a)(b)	10,380	10,380
California Infrastructure & Economic Development Bank
RB (Casa Loma College)
Series 2009
0.60%, 07/02/09 (a)(b)	3,760	3,760
California Public Works Board
Lease Refunding RB (Univ of California)
Series 2007A
0.35%, 07/02/09 (a)(c)(d)	9,885	9,885
California State Univ
Systemwide RB
Series 2005C
0.40%, 07/02/09 (a)(b)(c)(d)	2,420	2,420
California Statewide Communities Development Auth
RB (John Muir Health)
Series 2008B
0.16%, 07/02/09 (a)(b)	11,000	11,000
RB (Kaiser Permanente)
Series 2003B
0.20%, 07/01/09 (a)	6,200	6,200
RB (Kaiser Permanente)
Series 2004K
0.68%, 09/03/09	26,000	26,000
RB (Kaiser Permanente)
Series 2009B2
0.45%, 02/11/10	40,000	40,000
East Bay Municipal Utility District
Water System Subordinated Refunding RB
Series 2008A1
0.60%, 07/01/09 (a)(c)	6,480	6,480
Water System Subordinated Refunding RB
Series 2008A4
0.60%, 07/01/09 (a)(c)	23,000	23,000
Livermore
COP (Refunding & Capital Projects)
0.60%, 07/02/09 (a)(b)	5,000	5,000
Los Angeles
Wastewater System Refunding RB
Series 2003A
0.35%, 07/02/09 (a)(c)(d)	18,000	18,000
Wastewater System Refunding RB
Series 2005A
0.35%, 07/02/09 (a)(c)(d)	9,730	9,730
Los Angeles Cnty
TRAN 2009-2010
Series A
0.80%, 06/30/10 (f)	25,000	25,420
Los Angeles USD
GO Bonds (Election of 2002)
Series 2009D & GO Bonds (Election of 2004)
Series 2009I
0.30%, 07/02/09 (a)(c)(d)	4,495	4,495
Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008F
0.24%, 07/01/09 (a)(b)	14,400	14,400
Riverside Community College District
GO Bonds (Election of 2004)
Series 2007C
0.45%, 07/02/09 (a)(c)(d)	8,725	8,725
Sacramento Cnty Sanitation District Financing Auth
Subordinate Lien Refunding RB
Series 2008E
0.20%, 07/01/09 (a)(b)	1,800	1,800
San Francisco Public Utilities Commission
Wastewater CP
0.70%, 08/05/09 (b)	2,500	2,500
Water CP
0.75%, 08/06/09 (b)	8,000	8,000
Santa Clara Valley Transportation Auth
Refunding RB (2000 Measure A Sales Tax)
Series 2008A
0.22%, 07/02/09 (a)(c)	6,100	6,100
Southern California Metropolitan Water District
Water RB
Series 2005C
0.30%, 07/02/09 (a)(c)(d)	3,000	3,000
Southern California Public Power Auth
Refunding RB (Magnolia Power)
Series 2009 2
0.24%, 07/01/09 (a)(b)	58,070	58,070
West Hills Community College District
COP (2008 Refunding Project)
0.30%, 07/01/09 (a)(b)	1,700	1,700
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital)
Series 2009B
0.12%, 07/01/09 (a)(b)	36,600	36,600
William S. Hart Union High SD
GO Bonds (2008 Election)
Series A
0.34%, 07/02/09 (a)(b)(c)(d)	5,000	5,000

		384,125

Colorado 2.1%
Aurora
Hospital Refunding RB (Children’s Hospital Association)
Series 2008B
0.45%, 07/02/09 (a)(b)	8,100	8,100
Bachelor Gulch Metropolitan District
GO Bonds
Series 2004
0.35%, 07/02/09 (a)(b)	3,335	3,335
Colorado Educational & Cultural Facilities Auth
RB (Caldwell Academy)
Series 2007
0.32%, 07/02/09 (a)(b)	9,850	9,850

58 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Lutheran Church Extension Fund - Missouri Synod)
Series 2008
0.40%, 07/01/09 (a)(b)	12,150	12,150
RB (Rehoboth Christian School Association)
Series 2007
2.95%, 07/02/09 (a)(b)	7,735	7,735
Colorado Health Facilities Auth
RB (Catholic Health Initiatives)
Series 2008C2
3.64%, 11/10/09	2,500	2,524
Colorado HFA
S/F Mortgage Bonds
Series 2006B2
0.35%, 07/01/09 (a)(c)	9,800	9,800
S/F Mortgage Bonds
Series 2006C2
0.35%, 07/01/09 (a)(c)	11,000	11,000
Colorado Regional Transportation District
Sales Tax RB
Series 2004A
0.62%, 11/01/09	1,800	1,826
Colorado Springs
Utilities System Improvement & Refunding RB
Series 2007B
0.90%, 07/02/09 (a)(c)	10,000	10,000
Commerce City Northern Infrastructure General Improvement District
GO Bonds
Series 2006
0.35%, 07/02/09 (a)(b)	1,000	1,000
Concord Metropolitan District
GO Refunding & Improvement Bonds
Series 2004
2.00%, 12/01/09 (b)	3,800	3,800
Denver Urban Renewal Auth
Stapleton Sr Tax Increment RB
Series 2008A1
0.29%, 07/02/09 (a)(b)	3,100	3,100
Erie
COP
Series 2005
3.50%, 07/01/09 (a)(b)	4,080	4,080
Lowry Economic Redevelopment Auth
RB
Series 2008A
0.33%, 07/01/09 (a)(b)	7,965	7,965
Meridian Ranch Metropolitan District
GO Limited Tax Refunding Bonds
Series 2009
0.35%, 07/02/09 (a)(b)	3,135	3,135
Moffat Cnty
Pollution Control Refunding RB (Tri State Generation & Transmission Association)
Series 2009
0.33%, 07/02/09 (a)(b)	11,275	11,275
NBC Metropolitan District
GO Bonds
Series 2004
2.25%, 12/01/09 (b)	3,570	3,570
Parker Automotive Metropolitan District
GO Bonds
Series 2005
0.35%, 07/02/09 (a)(b)	3,500	3,500
Southglenn Metropolitan District
Special RB
Series 2007
0.35%, 07/02/09 (a)(b)	10,150	10,150

		127,895

Connecticut 0.1%
Connecticut
GO Bonds
Series 2005D
0.65%, 07/02/09 (a)(c)(d)	3,300	3,300
GO Refunding Bonds
Series 2007C
0.49%, 03/15/10	3,000	3,095

		6,395

District of Columbia 1.5%
District of Columbia
GO Bonds
Series 2007A
0.25%, 07/02/09 (a)(b)(c)(d)	18,230	18,230
GO Bonds
Series 2007C
0.70%, 07/02/09 (a)(b)(c)(d)	4,985	4,985
Income Tax Secured RB
Series 2009A
0.28%, 07/02/09 (a)(c)(d)	10,500	10,500
RB (Population Services International)
Series 2007
2.50%, 07/01/09 (a)(b)	7,300	7,300
RB (St Coletta Special Education Public Charter School)
Series 2005
0.32%, 07/02/09 (a)(b)	4,480	4,480
District of Columbia Water & Sewer Auth
Public Utility RB
Series 1998
0.40%, 07/02/09 (a)(c)(d)	6,155	6,155
0.50%, 07/02/09 (a)(c)(d)	19,800	19,800
Public Utility Sr Lien RB
Series 2009A
0.32%, 07/02/09 (a)(c)(d)	9,330	9,330
Public Utility Subordinated Lien Refunding RB
Series 2008A
0.33%, 07/02/09 (a)(b)(c)(d)	14,270	14,270

		95,050

Florida 7.5%
Brevard Cnty Health Facilities Auth
RB (Wuesthoff Health Systems)
Series 2004
2.50%, 07/01/09 (a)(b)	5,900	5,900
Broward Cnty
Professional Sports Facilities Tax & Refunding RB
Series 2006A
0.25%, 07/02/09 (a)(b)(c)(d)	7,115	7,115
Broward Cnty HFA
M/F Housing Refunding RB (Island Club Apts)
Series 2001A
0.42%, 07/02/09 (a)(b)	3,000	3,000

See financial notes 59

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Cape Coral
CP Notes
0.35%, 08/12/09 (b)	14,056	14,056
Capital Trust Agency
Housing RB (Atlantic Housing Foundation Properties)
Series 2008A
0.30%, 07/02/09 (a)(b)	10,000	10,000
Charlotte Cnty SD
TAN
Series 2008
2.35%, 10/01/09	2,000	2,008
Collier Cnty Educational Facilities Auth
Limited Obligation RB (Ave Maria Univ)
Series 2006
0.55%, 07/01/09 (a)(b)	12,000	12,000
Collier Cnty Health Facilities Auth
Health Facility RB (The Mooring)
Series 2005
0.28%, 07/01/09 (a)(b)	9,000	9,000
Duval Cnty School Board
COP (Master Lease Program)
Series 2007
0.25%, 07/02/09 (a)(b)(c)(d)	16,203	16,203
Escambia Cnty
Solid Waste Disposal RB (Gulf Power) Second
Series 2009
0.40%, 07/01/09 (a)	3,100	3,100
Escambia Cnty Health Facilities Auth
RB (Ascension Health Credit Group)
Series 1999A2
1.15%, 11/15/09 (b)	11,000	11,298
1.15%, 11/15/09 (b)	2,310	2,372
Florida Dept of Transportation
Bonds (Right-of-Way Acquisition & Bridge Construction)
Series 2008A
0.50%, 07/01/10	1,450	1,490
Turnpike RB
Series 2006A
1.00%, 07/23/09 (c)(d)	11,645	11,645
Turnpike RB
Series 2008A
0.28%, 07/02/09 (a)(c)(d)	4,520	4,520
Turnpike Refunding RB
Series 2003A
0.72%, 07/01/09	1,500	1,500
1.24%, 07/01/09	1,325	1,325
Florida State Board of Education
Public Education Capital Outlay Bonds
Series 1999E
0.35%, 07/02/09 (a)(c)(d)	15,820	15,820
Public Education Capital Outlay Bonds
Series 2001H
0.53%, 06/01/10	4,135	4,304
Public Education Capital Outlay Bonds
Series 2006B
0.25%, 07/02/09 (a)(b)(c)(d)	5,990	5,990
Public Education Capital Outlay Bonds
Series 2006D
0.64%, 06/01/10	3,345	3,478
Public Education Capital Outlay Bonds
Series 2006D&E
0.28%, 07/02/09 (a)(c)(d)	1,500	1,500
Public Education Capital Outlay Bonds
Series 2007D
0.55%, 06/01/10	3,390	3,497
Public Education Capital Outlay Refunding Bonds
Series 1993A
0.80%, 06/01/10	5,000	5,225
Public Education Capital Outlay Refunding Bonds
Series 2001A
0.65%, 06/01/10	690	721
Public Education Capital Outlay Refunding Bonds
Series 2001J
0.55%, 06/01/10	4,120	4,287
Public Education Capital Outlay Refunding Bonds
Series 2005C
0.50%, 06/01/10	1,000	1,041
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005A
1.40%, 11/15/09	500	507
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005B
4.00%, 11/15/09	435	437
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005I
1.40%, 11/16/09 (g)	7,775	7,877
1.44%, 11/16/09	11,500	11,651
1.50%, 11/16/09	10,580	10,719
1.50%, 11/16/09	115	117
2.50%, 11/16/09	150	152
3.25%, 11/16/09	500	507
Indian River Cnty
RB (Saint Edwards School)
Series 1999
0.32%, 07/02/09 (a)(b)	9,950	9,950
Jacksonville
Transportation RB
Series 2007
0.25%, 07/02/09 (a)(c)(d)	28,995	28,995
JEA
Electric System RB
Series Three 2008B3
0.32%, 07/01/09 (a)(c)	8,000	8,000
Water & Sewer System RB
Series 2008B
0.20%, 07/01/09 (a)(c)	700	700
Lakeland
Hospital RB (Lakeland Regional Health Systems)
Series 1999A
1.90%, 11/15/09 (b)	2,000	2,046
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami)
Series A
0.52%, 04/01/10 (b)	4,600	4,834
Miami-Dade Cnty Health Facilities Auth
Hospital Revenue & Refunding RB (Miami Children’s Hospital)
Series 2006B3
0.33%, 07/01/09 (a)(b)	18,950	18,950

60 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

North Broward Hospital District
Refunding RB
Series 2007
0.27%, 07/02/09 (a)(b)	17,600	17,600
Orange Cnty HFA
Refunding RB (Highland Pointe Apts)
Series 1998J
0.30%, 07/02/09 (a)(b)	7,455	7,455
Orange Cnty IDA
RB (Univ of Central Florida Foundation)
Series 2000A
0.47%, 07/02/09 (a)(b)	7,830	7,830
Orlando & Orange Cnty Expressway Auth
RB
Series 2007A
1.00%, 09/09/09 (b)(c)(d)	14,940	14,940
Orlando Utilities Commission
Utility System Refunding RB
Series 2009B
0.30%, 07/02/09 (a)(c)(d)	11,250	11,250
Palm Beach Cnty
RB (Palm Beach Day Academy)
Series 2006
0.32%, 07/02/09 (a)(b)	9,970	9,970
Palm Beach Cnty SD
Sales Tax Revenue CP
0.40%, 09/10/09 (b)	12,700	12,700
0.53%, 08/05/09 (b)	6,500	6,500
Palm Beach Cnty Solid Waste Auth
Improvement RB
Series 2009A
0.40%, 07/02/09 (a)(b)(c)(d)	4,545	4,545
Polk Cnty School Board
COP (Master Lease Program)
Series 2003A
1.00%, 07/02/09 (a)(b)(c)	40,010	40,010
COP (Master Lease Program)
Series 2008A
1.00%, 07/02/09 (a)(b)(c)	35,425	35,425
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida Obligated Group)
Series 2007
0.28%, 07/02/09 (a)(c)(d)	3,995	3,995
Tampa Bay Water Auth
Utility System RB
Series 2008
0.28%, 07/02/09 (a)(c)(d)	3,495	3,495
Utility System Refunding & Improvement RB
Series 2001A
3.00%, 07/02/09 (a)(c)(d)	5,200	5,200
Volusia Cnty School Board
COP
Series 2007
0.25%, 07/02/09 (a)(b)(c)(d)	1,955	1,955
Walton County School Board
COP
Series 1999
5.25%, 07/01/09 (b)	2,500	2,525
Winter Haven
Utility System Improvement & Refunding RB
Series 2005
0.25%, 07/02/09 (a)(b)(c)(d)	4,670	4,670

		457,902

Georgia 2.4%
Atlanta
Tax Allocation Bonds
Series 2001
0.32%, 07/02/09 (a)(b)	9,555	9,555
Atlanta Development Auth
RB (Georgia Aquarium)
Series 2009
0.29%, 07/08/09 (a)(b)	11,250	11,250
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) Second
Series 1995
0.45%, 07/16/09	25,000	25,000
Clayton Cnty Housing Auth
M/F Refunding RB
Series 1990E
2.33%, 07/01/09 (a)(b)	7,160	7,160
Cobb Cnty Housing Auth
M/F Housing RB (Post Bridge)
Series 1996
0.28%, 07/01/09 (a)(b)	8,150	8,150
Dalton Development Auth
Revenue Certificates (Hamilton Health Care System)
Series 2003B
0.32%, 07/02/09 (a)(b)	1,405	1,405
Dekalb Cnty Housing Auth
M/F Housing RB (Highland Place Apts)
Series 2008
0.32%, 07/02/09 (a)(b)	27,000	27,000
DeKalb, Newton & Gwinnett Cntys Joint Development Auth
Incremental Draw RB (GPC Real Estate Student Support I)
Series 2007
0.27%, 07/02/09 (a)(b)	13,905	13,905
Fayette Cnty Hospital Auth
Revenue Anticipation Certificates (Fayette Community Hospital)
Series 2001
2.50%, 07/01/09 (a)(b)	2,840	2,840
Fulton Cnty Development Auth
RB (Georgia Tech Athletic Association)
Series 2008A
1.25%, 12/02/09 (b)	6,150	6,150
Georgia
GO Bonds
Series 2006G
0.17%, 07/02/09 (a)(c)(d)	4,900	4,900
GO Bonds
Series 2007E
0.36%, 07/02/09 (a)(c)(d)	6,977	6,977
GO Bonds 1993C
0.48%, 07/01/10	1,000	1,045
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture)
Series 2007B
0.45%, 07/02/09 (a)(c)(d)	1,882	1,882

See financial notes 61

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Monroe Cnty Development Auth
RB (Georgia Power Plant Scherer) First
Series 2008
1.95%, 12/10/09	6,700	6,700
Municipal Electric Auth of Georgia
BAN (Plant Vogtle)
Series 2009A
0.48%, 06/21/10	12,760	12,947

		146,866

Hawaii 1.1%
Hawaii
GO Bonds
Series 2002CY
0.64%, 02/01/10	1,000	1,027
GO Refunding Bonds
Series 2005DG
0.58%, 07/01/10	1,000	1,044
Hawaii State Dept of Budget & Finance
Special Purpose RB (Hawaii Pacific Health)
Series 2005A
5.65%, 07/01/09 (b)	40,000	40,100
Special Purpose RB (Hawaii Pacific Health)
Series 2009A1
0.25%, 07/02/09 (a)(b)	5,600	5,600
Honolulu
GO Bonds
Series 2005A, C & D
0.50%, 07/02/09 (a)(c)(d)	5,520	5,520
GO Bonds
Series 2009A
0.28%, 07/02/09 (a)(c)(d)	4,000	4,000
Wastewater System RB Sr
Series 2005A
0.40%, 07/02/09 (a)(c)(d)	11,690	11,690

		68,981

Idaho 0.2%
Idaho
TAN
Series 2009
0.44%, 06/30/10 (f)	7,000	7,143
Idaho Health Facilities Auth
Refunding RB (Valley Vista Care Obligated Group)
Series 1999A
6.54%, 11/15/09 (b)	1,220	1,272
6.69%, 11/15/09 (b)	1,000	1,043
7.30%, 11/15/09 (b)	1,000	1,047

		10,505

Illinois 11.8%
Bolingbrook
GO Bonds
Series 2007
0.25%, 07/02/09 (a)(b)(c)(d)	9,340	9,340
Jr Lien Tax Increment RB
Series 2005
1.12%, 07/01/09 (a)(b)	8,880	8,880
Chicago
General Airport Third Lien RB
Series 2005A
0.75%, 07/02/09 (a)(b)(c)(d)	20,290	20,290
GO Project & Refunding Bonds
Series 2006A
0.55%, 07/02/09 (a)(c)(d)	2,505	2,505
GO Project & Refunding Bonds
Series 2007A
0.27%, 07/02/09 (a)(c)(d)	26,195	26,195
0.40%, 07/02/09 (a)(c)(d)	10,355	10,355
GO Project & Refunding Bonds
Series 2008C
0.28%, 07/02/09 (a)(c)(d)	5,000	5,000
GO Refunding Bonds
Series 1993B
0.26%, 07/01/09 (a)(b)(c)(d)	4,030	4,030
Sales Tax RB
Series 1998
0.50%, 07/02/09 (a)(c)(d)	9,900	9,900
Second Lien Water Refunding RB
Series 2004–1
0.30%, 07/02/09 (a)(b)	20,000	20,000
Second Lien Water Refunding RB
Series 2004–2
0.30%, 07/02/09 (a)(b)	2,500	2,500
Chicago Board of Education
Unlimited Tax GO Refunding Bonds (Dedicated Revenues)
Series 2004A
0.35%, 07/02/09 (a)(b)(c)(d)	12,900	12,900
Chicago Park District
GO Limited Tax Refunding Bonds
Series 2008G
1.35%, 01/01/10	2,275	2,316
GO Unlimited Tax Refunding Bonds
Series 2008H
1.35%, 01/01/10	1,475	1,502
GO Unlimited Tax Refunding Bonds
Series 2008I
1.35%, 01/01/10	1,120	1,135
Community Unit SD No. 308
GO Bonds
Series 2008
0.25%, 07/02/09 (a)(b)(c)(d)	6,699	6,699
Community Unit SD No. 365-U
GO School Bonds (Valley View)
Series 2005
0.28%, 07/07/09 (a)(b)(c)(d)	9,775	9,775
Cook Cnty
RB (Catholic Theological Union)
Series 2005
0.47%, 07/01/09 (a)(b)	1,500	1,500
Sales TAN
Series 2008
1.58%, 08/03/09	5,500	5,507
Duquoin
Industrial Revenue Refunding & Improvement Bonds (Marshall Browning Hospital)
Series 2006
0.85%, 07/02/09 (a)(b)	10,005	10,005

62 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Illinois
GO Bonds
Series of April 2009
0.45%, 07/02/09 (a)(b)(c)(d)	4,895	4,895
Illinois Development Finance Auth
RB (Perspectives Charter School)
Series 2003
0.45%, 07/02/09 (a)(b)	5,200	5,200
Illinois Educational Facilities Auth
RB (Northwestern Univ)
Series 1993
0.70%, 12/01/09	1,575	1,607
RB (Univ of Chicago)
Series 1998B
4.05%, 07/01/09	29,850	29,850
RB (Concordia Univ River Forest)
Series 2001
0.50%, 07/01/09 (a)(b)	14,105	14,105
RB (Univ of Chicago)
Series 2001B3
0.52%, 05/05/10	10,000	10,000
RB (Northwestern Univ)
Series 2003
0.28%, 07/02/09 (a)(c)(d)	3,465	3,465
Illinois Finance Auth
CP Revenue Notes (DePaul Univ Financing Program)
0.40%, 07/14/09 (b)	28,000	28,000
RB (Advocate Health Care Network)
Series 2003
1.82%, 07/02/09	13,650	13,650
RB (Advocate Health Care Network)
Series 2008A1
0.65%, 01/14/10 (g)	20,840	20,840
RB (Art Institute of Chicago)
Series 2009B2
0.35%, 07/01/09 (a)(b)	3,000	3,000
RB (Carle Foundation)
Series 2009B
0.15%, 07/02/09 (a)(b)	1,875	1,875
RB (Carle Foundation)
Series 2009D
0.20%, 07/02/09 (a)(b)	6,875	6,875
RB (Elmhurst Memorial Healthcare)
Series 2008D
0.16%, 07/01/09 (a)(b)	1,600	1,600
RB (Ingalls Memorial Hospital)
Series 1985C
0.18%, 07/01/09 (a)(b)	1,600	1,600
RB (Northwestern Univ)
Series 2003
0.45%, 07/02/09 (a)(c)(d)	5,200	5,200
RB (Regency Park at Lincolnwood)
Series 1991B
0.28%, 07/02/09 (a)(b)(c)(d)	5,400	5,400
0.28%, 07/02/09 (a)(b)(c)(d)	15,925	15,925
RB (Resurrection Health Care)
Series 2005C
0.35%, 07/02/09 (a)(b)	29,965	29,965
RB (St. Vincent de Paul Center)
Series 2000A
0.73%, 03/03/10	9,400	9,400
RB (The Clare at Water Tower)
Series 2005D
0.30%, 07/02/09 (a)(b)	16,350	16,350
RB (Univ of Chicago)
Series 2007
0.25%, 07/02/09 (a)(c)(d)	10,295	10,295
RB (Univ of Chicago)
Series 2008B
0.28%, 07/02/09 (a)(c)(d)	2,995	2,995
Refunding RB (Bradley Univ)
Series 2008B
0.30%, 07/02/09 (a)(b)	4,200	4,200
Refunding RB (Swedish Covenant Hospital)
Series 2008A
0.32%, 07/01/09 (a)(b)	5,500	5,500
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts)
Series 2008
0.43%, 07/02/09 (a)(b)	10,000	10,000
Illinois Regional Transportation Auth
GO Bonds
Series 2004A
0.55%, 07/02/09 (a)(c)(d)	5,300	5,300
GO Refunding Bonds
Series 1999
0.49%, 06/01/10	5,000	5,240
Illinois Toll Highway Auth
Toll Highway Sr Priority RB
Series 2007A2
0.65%, 07/02/09 (a)(c)	23,600	23,600
Jacksonville
Industrial Improvement RB (Passavant Memorial Area Hospital Association)
Series 2006B
0.85%, 07/02/09 (a)(b)	11,795	11,795
Industrial Refunding RB (Passavant Memorial Area Hospital Association)
Series 2006A
0.85%, 07/02/09 (a)(b)	18,955	18,955
Metropolitan Pier & Exposition Auth
McCormick Place Expansion Project Bonds
Series 2002A
0.25%, 07/02/09 (a)(b)(c)(d)	11,366	11,366
0.25%, 07/02/09 (a)(b)(c)(d)	11,560	11,560
0.25%, 07/02/09 (a)(b)(c)(d)	10,355	10,355
0.27%, 07/02/09 (a)(c)(d)	81,825	81,825
0.33%, 07/02/09 (a)(c)(d)	12,405	12,405
0.33%, 07/02/09 (a)(c)(d)	11,260	11,260
0.60%, 07/02/09 (a)(c)(d)	10,315	10,315
0.38%, 07/02/09 (a)(c)(d)	33,010	33,010
McCormick Place Expansion Project Bonds
Series 2002B
0.55%, 07/02/09 (a)(c)(d)	4,160	4,160
Metropolitan Water Reclamation District of Greater Chicago
GO Refunding Bonds
Series of May 2006
0.28%, 07/02/09 (a)(c)(d)	2,995	2,995
Limited Tax GO Refunding Bonds
Series C of March 2007
0.28%, 07/02/09 (a)(c)(d)	2,800	2,800

See financial notes 63

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts)
Series 1994
0.35%, 07/02/09 (a)(b)	15,550	15,550
Village of Western Springs
Special Assessment Bonds (Timber Trails)
Series 2006
0.52%, 07/01/09 (a)(b)	15,842	15,842

		720,459

Indiana 3.5%
Boone Cnty Hospital Association
Lease Refunding RB
Series 2005
0.25%, 07/02/09 (a)(b)(c)(d)	5,855	5,855
Decatur Township Multi-School Building Corp
First Mortgage Refunding Bonds
Series 2006B
0.25%, 07/02/09 (a)(b)(c)(d)	4,115	4,115
Franklin
Economic Development Refunding & Improvement RB (Franklin United Methodist Home)
Series 2007
0.45%, 07/02/09 (a)(b)	24,580	24,580
Indiana Finance Auth
RB (Ascension Health Sr Credit Group)
Series 2008E8
1.42%, 12/15/09	8,440	8,515
1.60%, 12/15/09	5,565	5,614
1.85%, 12/15/09	300	303
2.70%, 12/15/09	450	454
Refunding RB (Trinity Health Credit Group)
Series 2008D1
0.20%, 07/02/09 (a)	6,800	6,800
Indiana Health & Educational Facility Financing Auth
Hospital RB (Howard Regional Health System)
Series 2005A
1.70%, 07/01/09 (a)(b)	19,345	19,345
RB (Ascension Health Sr Credit Group)
Series 2006B4&B6
0.23%, 07/01/09 (a)(c)(d)	5,200	5,200
RB (Clarian Health Obligated Group)
Series 2005B
1.50%, 07/01/09 (a)(b)(c)	75,250	75,250
RB (Clarian Health Obligated Group)
Series 2005D
0.19%, 07/01/09 (a)(b)	8,900	8,900
Indiana Health Facility Financing Auth
RB (Ascension Health Credit Group)
Series 2005A7
0.80%, 04/01/10	1,350	1,392
0.90%, 04/01/10	1,600	1,649
RB (Memorial Hospital)
Series 2004A
0.45%, 07/02/09 (a)(b)	17,965	17,965
Indiana Univ
Consolidated RB
Series 2008A
0.28%, 07/02/09 (a)(c)(d)	1,125	1,125
Indianapolis Airport Auth
Subordinate CP Notes
0.65%, 11/02/09 (b)	12,500	12,500
Indianapolis Local Public Improvement Bond Bank
Waterworks Project Bonds
Series 2002A
0.28%, 07/02/09 (a)(b)(c)(d)	8,735	8,735
Wayne Township School Building Corp
First Mortgage Refunding Bonds
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	3,945	3,945

		212,242

Iowa 0.3%
Iowa Finance Auth
Pollution Control Facility Refunding RB (MidAmerican Energy)
Series 2008B
0.31%, 07/01/09 (a)	14,000	14,000
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ)
Series 2003
0.32%, 07/02/09 (a)(b)	1,600	1,600

		15,600

Kansas 0.2%
Topeka
Temporary Notes
Series 2008A
4.10%, 11/01/09	12,000	12,000

Kentucky 0.6%
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84
1.76%, 07/02/09 (a)(c)(d)	14,970	14,970
Louisville & Jefferson Cnty Metropolitan Sewer District
Sewage & Drainage System RB
Series 1999A
0.35%, 07/02/09 (a)(b)(c)(d)	5,600	5,600
Mason Cnty
Pollution Control RB (East Kentucky Power Coop) Pooled
Series 1984B1
1.10%, 07/01/09 (a)(b)	17,150	17,150

		37,720

Louisiana 0.5%
Jefferson Sales Tax District
Special Sales Tax RB
Series 2005
0.25%, 07/02/09 (a)(b)(c)(d)	2,610	2,610
Lafayette
Communications System RB
Series 2007
0.25%, 07/02/09 (a)(b)(c)(d)	19,730	19,730
Louisiana
Gasoline & Fuels Tax RB
Series 2005A
0.26%, 07/02/09 (a)(b)(c)(d)	6,920	6,920

		29,260

64 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Maryland 2.3%
Maryland Health & Higher Educational Facilities Auth
Mortgage RB (Western Maryland Health System)
Series 2006A
1.00%, 09/09/09 (b)(c)(d)	14,665	14,665
RB (Doctors Community Hospital)
Series 2008
0.42%, 07/01/09 (a)(b)(g)	51,160	51,160
RB (Frederick Memorial Hospital)
Series 2008
0.29%, 07/01/09 (a)(b)	1,060	1,060
RB (Goucher College)
Series 2007
0.30%, 07/02/09 (a)(b)	6,060	6,060
RB (LifeBridge Health)
Series 2008
0.45%, 07/02/09 (a)(b)(c)(d)	7,755	7,755
RB (Pooled Loan Program)
Series 1985B
0.26%, 07/01/09 (a)(b)	17,800	17,800
RB (Pooled Loan Program)
Series 1994D
0.30%, 07/02/09 (a)(b)	31,690	31,690
Montgomery Cnty
Economic Development RB (George Meany Center For Labor Studies)
Series 2004
0.32%, 07/02/09 (a)(b)	5,100	5,100
Univ System of Maryland
Revolving Loan Bonds
Series 2003A
0.55%, 06/01/10	5,560	5,560

		140,850

Massachusetts 3.4%
Gloucester
BAN
2.40%, 09/18/09	5,000	5,004
Malden
GO BAN
Series A
0.59%, 04/30/10	5,000	5,048
Massachusetts
GO Bonds Consolidated Loan of 2000
Series A
0.95%, 02/01/10 (b)	5,000	5,196
Special Obligation RB Consolidated Loan of 2005
Series A
1.76%, 07/02/09 (a)(b)(c)(d)	9,735	9,735
Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2006A
0.25%, 07/02/09 (a)(c)(d)	42,960	42,960
General Transportation System Refunding Bonds
Series 1994A
0.71%, 03/01/10	9,000	9,377
Massachusetts Development Finance Agency
RB (Boston Univ)
Series T1
0.39%, 07/02/09 (a)(b)(c)(d)	7,900	7,900
RB (Clark Univ)
Series 2008
0.20%, 07/01/09 (a)(b)	16,185	16,185
RB (Eaglebrook School)
Series 2007
0.28%, 07/01/09 (a)(b)	9,400	9,400
Massachusetts Health & Educational Facilities Auth
RB (Dana-Farber Cancer Institute)
Series 2008L2
0.25%, 07/02/09 (a)(b)	3,800	3,800
RB (Harvard Univ)
Series 2008B
0.25%, 07/02/09 (a)(c)(d)	2,810	2,810
RB (Hebrew Rehabilitation Center)
Series 2007D
0.30%, 07/02/09 (a)(b)	14,730	14,730
RB (Massachusetts Institute of Technology)
Series K
0.29%, 07/02/09 (a)(c)(d)	6,782	6,782
RB (Suffolk Univ)
Series 2008A
0.26%, 07/02/09 (a)(b)	5,250	5,250
Refunding RB (Suffolk Univ)
Series 2007B
0.30%, 07/02/09 (a)(b)	7,400	7,400
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2005A
0.39%, 07/02/09 (a)(c)(d)	4,900	4,900
Dedicated Sales Tax Bonds
Series 2007A
0.39%, 07/02/09 (a)(c)(d)	19,800	19,800
Massachusetts Water Resources Auth
General RB
Series 2008B
0.37%, 07/02/09 (a)(c)(d)	19,800	19,800
General Refunding RB
Series 2007B
1.76%, 07/02/09 (a)(b)(c)(d)	10,700	10,700

		206,777

Michigan 1.5%
Clinton Cnty Economic Development Corp
Limited Obligation RB (Clinton Area Care Center)
Series 1999
0.45%, 07/02/09 (a)(b)	8,240	8,240
Detroit
Sewage Disposal System RB
Series 1999A
0.60%, 01/01/10 (b)	5,775	5,981
0.60%, 01/01/10 (b)	3,110	3,224
Grand Rapids Economic Development Corp
RB (Sisters of the Order of St. Dominic of Grand Rapids)
Series 2005
1.35%, 07/02/09 (a)(b)	10,765	10,765
Kalamazoo Hospital Finance Auth
Hospital Refunding RB (Bronson Methodist Hospital)
Series 2009A
0.30%, 07/01/09 (a)(b)	11,685	11,685

See financial notes 65

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Michigan Hospital Financing Auth
Refunding RB (Crittenton Hospital Medical Center)
Series 2003A
0.55%, 07/01/09 (a)(b)	14,935	14,935
Michigan Housing Development Auth
S/F Mortgage RB
Series 2006C
0.30%, 07/01/09 (a)(c)	8,700	8,700
Michigan State Hospital Finance Auth
RB (Ascension Health Credit Group)
Series 2008B8
0.17%, 07/01/09 (a)	5,100	5,100
Michigan State Strategic Fund
Limited Obligation RB (Legal Aid & Defender Association)
Series 2007
0.38%, 07/02/09 (a)(b)	12,440	12,440
Sanilac Cnty Economic Development Corp
Limited Obligation RB (Marlette Community Hospital)
Series 2001
0.85%, 07/02/09 (a)(b)	10,795	10,795

		91,865

Minnesota 1.0%
Duluth Econ Dev Auth & Brainerd
Health Care Facilities RB (Benedictine Health System)
Series 1993C & 1993E
0.39%, 07/02/09 (a)(b)(c)(d)	14,360	14,360
Minneapolis-St. Paul Housing & Redevelopment Auth
M/F Housing Refunding RB (Highland Ridge)
Series 2003
0.33%, 07/02/09 (a)(b)	6,625	6,625
Minnesota
COP Aid Anticipation
Series 2008
1.75%, 09/04/09	3,000	3,006
GO State Bonds
0.28%, 07/02/09 (a)(c)(d)	5,985	5,985
0.70%, 11/01/09	1,500	1,522
Minnetonka
M/F Housing Refunding RB (Minnetonka Hills Apts)
Series 2001
0.33%, 07/02/09 (a)(b)	5,000	5,000
Rochester
Health Care Facilities RB (Mayo Clinic)
Series 2008D
0.70%, 04/01/10	10,000	10,000
Health Care Facilities RB (Mayo Foundation)
Series 2001D
0.30%, 07/09/09 (c)	9,500	9,500
Roseville
Sr Housing Refunding RB (Eaglecrest)
Series 2009
0.30%, 07/02/09 (a)(b)	4,000	4,000
Univ of Minnesota
GO Bonds
Series 2009C
0.58%, 12/01/09	2,400	2,409

		62,407

Mississippi 0.9%
Mississippi
GO Capital Improvements Bonds
Series 2005
0.50%, 07/01/09 (a)(c)	10,620	10,620
Mississippi Business Finance Corp
Gulf Opportunity Zone RB (King Edward Hotel)
Series 2009
0.30%, 07/02/09 (a)(b)	6,040	6,040
RB (Chevron USA)
Series 2007C
0.65%, 08/03/09	10,000	10,000
RB (Mississippi Methodist Sr Services)
Series 2008A
0.35%, 07/02/09 (a)(b)	22,180	22,180
Mississippi Development Bank
Special Obligation Refunding Bonds (Harrison Cnty GO Bonds Refunding Project)
Series 2008C
4.00%, 10/01/09 (b)	1,520	1,525
Special Obligation Refunding Bonds (Magnolia Regional Health Center)
Series 2009
0.25%, 07/02/09 (a)(b)	5,000	5,000

		55,365

Missouri 1.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Subordinate Mass Transit Sales Tax Appropriation Bonds (Metrolink Cross Cnty Extension)
Series 2005A
3.86%, 10/01/09 (b)	8,400	8,459
Kansas City
Special Obligation Refunding Bonds (H. Roe Bartle Convention Center)
Series 2008E
0.28%, 07/01/09 (a)(b)	2,000	2,000
Kansas City IDA
Industrial Development Refunding RB (Plaza Manor Nursing Home)
Series 2004
0.50%, 07/02/09 (a)(b)	2,225	2,225
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health System)
Series 2008C
0.17%, 07/02/09 (a)(f)	27,500	27,500
Health Facilities RB (SSM Healthcare)
Series 2005B
0.45%, 07/02/09 (a)(c)(d)	11,900	11,900
Health Facilities RB (St. Luke’s Health System)
Series 2008A
0.30%, 07/01/09 (a)(b)	7,325	7,325
Health Facilities RB (St. Luke’s Health System)
Series 2008C
0.30%, 07/01/09 (a)(b)	3,500	3,500
RB (Ascension Health Credit Group)
Series 2002C1
0.56%, 05/04/10	11,075	11,075

66 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Missouri Public Utilities Commission
Interim Construction Notes
Series 2008
2.00%, 08/15/09 (g)	28,110	28,144
St. Charles Cnty Public Water Supply District #2
COP
Series 2005
0.32%, 07/02/09 (a)(b)	8,200	8,200
St. Louis
TRAN
Series 2009
0.60%, 06/30/10 (f)	8,300	8,415

		118,743

Montana 0.3%
Richland Cnty
Hospital RB (Sidney Health Center)
Series 2006
1.35%, 07/02/09 (a)(b)	15,565	15,565

Nebraska 0.8%
Douglas Cnty Hospital Auth No. 2
Health Facilities Refunding RB (Children’s Hospital)
Series 2008A
0.30%, 07/01/09 (a)(b)	8,000	8,000
Nebraska Public Power District
General RB
Series 2003A
0.45%, 07/02/09 (a)(b)(c)(d)	9,380	9,380
General RB
Series 2005 B2
0.69%, 01/01/10	10,000	10,216
Omaha Public Power District
Electric System RB
Series 2006A
1.00%, 07/23/09 (c)(d)	10,080	10,080
Public Power General Agency
RB (Whelan Energy Center Unit 2)
Series 2007A
0.25%, 07/02/09 (a)(b)(c)(d)	4,955	4,955
Univ of Nebraska
RB (Univ of Nebraska at Omaha Student Facilities)
Series 2007
0.25%, 07/02/09 (a)(c)(d)	7,640	7,640

		50,271

Nevada 2.2%
Clark Cnty
Airport System Jr Subordinate Lien Revenue Notes
Series 2009A
0.78%, 07/01/10 (f)	10,000	10,170
GO (Limited Tax) Bond Bank Bonds
Series 2006
1.00%, 07/30/09 (b)(c)(d)	5,755	5,755
GO (Limited Tax) Transportation Refunding Bonds
Series 2006B
0.60%, 06/01/10	3,000	3,121
Highway Revenue (Motor Vehicle Fuel Tax) Improvement & Refunding Bonds
Series 2007
0.28%, 07/02/09 (a)(b)(c)(d)	3,555	3,555
Passenger Facility Charge RB (Las Vegas McCarran International Airport)
Series 2007A2
1.00%, 07/02/09 (b)(c)(d)	15,835	15,835
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
0.58%, 08/05/09 (b)	5,000	5,000
0.50%, 07/06/09 (b)	6,500	6,500
Clark Cnty SD
GO (Limited Tax) Building Bonds
Series 2002C
0.60%, 06/15/10	1,655	1,724
GO (Limited Tax) Building Bonds
Series 2005C
0.80%, 06/15/10	3,000	3,120
GO (Limited Tax) Building Bonds
Series 2006B
0.28%, 07/02/09 (a)(c)(d)	22,820	22,820
0.28%, 07/02/09 (a)(b)(c)(d)	7,125	7,125
0.28%, 07/02/09 (a)(b)(c)(d)	4,875	4,875
Clark Cnty Special Improvement District No. 121
Local Improvement Bonds (Southern Highlands Area)
Series 1999
1.81%, 12/01/09 (b)	5,400	5,649
Clark Cnty Water Reclamation District
GO (Limited Tax) Bonds
0.28%, 07/02/09 (a)(c)(d)	4,800	4,800
Las Vegas Valley Water District
GO (Limited Tax) Water Improvement & Refunding Bonds
Series 2003A
0.40%, 07/02/09 (a)(b)(c)(d)	5,115	5,115
Nevada
Limited Tax GO Bonds (Capital Improvement & Cultural Affairs)
Series 2008C
0.50%, 07/02/09 (a)(c)(d)	9,400	9,400
Nevada Dept of Business & Industry
RB (Nevada Cancer Institute)
Series 2003
0.32%, 07/02/09 (a)(b)	22,550	22,550

		137,114

New Hampshire 0.5%
New Hampshire Business Finance Auth
RB (Mark H. Wentworth Home)
Series 2006
0.27%, 07/02/09 (a)(b)	2,000	2,000
New Hampshire Health & Educational Facilities Auth
RB (Androscoggin Valley Hospital)
Series 2007
0.33%, 07/02/09 (a)(b)	14,480	14,480
RB (Riverwoods at Exeter)
Series 2008
0.30%, 07/02/09 (a)(b)	15,000	15,000

		31,480

See financial notes 67

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New Jersey 3.4%
East Brunswick Township
BAN 2009
0.54%, 04/28/10	15,000	15,118
Gloucester Cnty
BAN
Series 2009A
1.25%, 10/15/09	7,000	7,030
Livingston Township
BAN
0.50%, 04/29/10	9,500	9,559
Montclair Township
BAN
1.43%, 12/18/09	10,000	10,049
New Jersey Economic Development Auth
Economic Development Bonds (Ranney School)
Series 2007
0.15%, 07/02/09 (a)(b)	7,310	7,310
RB (Cooper Health System)
Series 2008A
0.16%, 07/02/09 (a)(b)	6,400	6,400
RB (Crane’s Mill)
Series 2008B
0.20%, 07/02/09 (a)(b)	7,300	7,300
RB (Princeton Day School)
Series 2005
0.30%, 07/01/09 (a)(b)	1,500	1,500
Refunding RB (Crane’s Mill)
Series 2005B
0.20%, 07/02/09 (a)(b)	3,605	3,605
School Facilities Construction Bonds
Series 2008X
0.18%, 07/01/09 (a)(b)	12,375	12,375
School Facilities Construction Notes
Series 2009A
0.44%, 06/18/10	10,000	10,196
0.47%, 06/18/10	17,000	17,333
School Facilities Construction Refunding Bonds
Series 2008V3
0.23%, 07/01/09 (a)(b)	9,400	9,400
New Jersey Health Care Facilities Financing Auth
RB (AHS Hospital)
Series 2008B
0.20%, 07/02/09 (a)(b)	14,000	14,000
RB (Hackensack Univ Medical Center)
Series 2008
0.43%, 07/02/09 (a)(b)(c)(d)	3,420	3,420
RB (Robert Wood Johnson Univ Hospital)
Series 2004
0.22%, 07/02/09 (a)(b)	2,325	2,325
RB (Somerset Medical Center)
Series 2008
0.16%, 07/02/09 (a)(b)	3,915	3,915
RB (Virtua Health)
Series 2009D
0.16%, 07/02/09 (a)(b)	7,000	7,000
RB (Virtua Health)
Series 2009E
0.19%, 07/01/09 (a)(b)	2,000	2,000
Refunding RB (Underwood-Memorial Hospital)
Series 2008
0.28%, 07/01/09 (a)(b)	5,550	5,550
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2004B
0.83%, 12/15/09	500	510
Transportation System Bonds
Series 2006C
0.24%, 07/02/09 (a)(b)(c)(d)	15,490	15,490
0.24%, 07/02/09 (a)(b)(c)(d)	4,205	4,205
0.25%, 07/02/09 (a)(b)(c)(d)	275	275
0.30%, 07/02/09 (a)(b)(c)(d)	5,000	5,000
1.00%, 07/30/09 (b)(c)(d)	320	320
Transportation System Bonds
Series 2009A
0.34%, 07/02/09 (a)(b)(c)(d)	6,160	6,160
New Jersey Turnpike Auth
Turnpike RB
Series 2009A
0.28%, 07/02/09 (a)(b)	8,000	8,000
Rutgers State Univ
GO Bonds
Series 2009G
0.25%, 07/01/09 (a)(c)	1,310	1,310
GO Refunding Bonds
Series 2002A
0.15%, 07/01/09 (a)(c)	6,175	6,175
Salem Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (Public Service Electric & Gas)
Series 2003B2
0.27%, 07/01/09 (a)(b)	5,800	5,800

		208,630

New Mexico 0.0%
Santa Fe
Subordinate Lien Wastewater System RB (Gross Receipts Tax)
Series 1997B
0.28%, 07/01/09 (a)(b)	2,500	2,500

New York 8.9%
Long Island Power Auth
Electric System General RB
Series 2003K
1.25%, 07/06/09 (a)(b)(c)	9,800	9,800
Electric System Subordinated RB
Series 2001–3A
0.25%, 07/01/09 (a)(b)	12,500	12,500
Metropolitan Transportation Auth
Transportation RB
Series 2005B
0.43%, 07/02/09 (a)(b)(c)(d)	4,995	4,995
Transportation Refunding RB
Series 2002A
0.69%, 07/02/09 (a)(b)(c)(d)	7,000	7,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2008D1
0.36%, 07/01/09 (a)(c)	48,400	48,400
Nassau Health Care Corp
Bonds
Series 2009B1
0.15%, 07/01/09 (a)(b)	5,500	5,500

68 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New York City
GO Bonds Fiscal 1995
Series F3
0.23%, 07/01/09 (a)(b)	2,100	2,100
GO Bonds Fiscal 1995
Series F6
0.23%, 07/01/09 (a)(b)	6,000	6,000
GO Bonds Fiscal 1999
Series F
1.69%, 08/01/09	1,000	1,002
GO Bonds Fiscal 2002
Series A6
0.18%, 07/01/09 (a)(b)(c)	1,210	1,210
GO Bonds Fiscal 2005
Series O
0.77%, 06/01/10	2,720	2,825
GO Bonds Fiscal 2006
Series I4
0.21%, 07/01/09 (a)(b)	4,700	4,700
GO Bonds Fiscal 2008
Series E
0.35%, 07/02/09 (a)(c)(d)	18,695	18,695
0.62%, 08/01/09	3,000	3,011
GO Bonds Fiscal 2009
Series I1
0.34%, 07/02/09 (a)(b)(c)(d)(g)	24,385	24,385
GO Bonds Fiscal 2009
Series J1
0.26%, 07/02/09 (a)(c)(d)	4,250	4,250
0.34%, 07/02/09 (a)(c)(d)	5,500	5,500
New York City Health & Hospitals Corp
Health System Bonds
Series 2008D
0.23%, 07/01/09 (a)(b)	4,200	4,200
New York City Housing Development Corp
M/F Rental Housing RB (2 Gold Street)
Series 2006A
0.18%, 07/01/09 (a)(b)	19,500	19,500
New York City IDA
Civic Facility RB (Lycee Francais de New York)
Series 2002B
0.14%, 07/02/09 (a)(b)	630	630
New York City Municipal Water Finance Auth
CP
Series 5
0.50%, 11/23/09	15,750	15,750
Extendible CP Notes
Series 8
0.55%, 08/17/09	14,500	14,500
Water & Sewer System RB (Second General Resolution) Fiscal 2009
Series FF2
0.26%, 07/02/09 (a)(c)(d)	8,000	8,000
Water & Sewer System RB (Second General Resolution) Fiscal 2009
Series GG1
0.26%, 07/02/09 (a)(c)(d)	3,745	3,745
Water & Sewer System RB Fiscal 2003
Series A
0.49%, 07/02/09 (a)(c)(d)	4,900	4,900
Water & Sewer System RB Fiscal 2003
Series E
0.34%, 07/02/09 (a)(c)(d)	8,955	8,955
Water & Sewer System RB Fiscal 2004
Series A
0.49%, 07/02/09 (a)(c)(d)	10,425	10,425
Water & Sewer System RB Fiscal 2005
Series B
0.39%, 07/02/09 (a)(c)(d)	14,850	14,850
Water & Sewer System RB Fiscal 2005
Series D
0.37%, 07/02/09 (a)(c)(d)(f)	3,435	3,435
0.34%, 07/02/09 (a)(c)(d)	9,600	9,600
New York City Transitional Finance Auth
Future Tax Secured Bonds Fiscal 1999
Series A
0.30%, 07/01/09 (a)(c)	7,100	7,100
Future Tax Secured Bonds Fiscal 2002
Series B
0.49%, 07/02/09 (a)(c)(d)	18,915	18,915
New York City Trust for Cultural Resources
RB (Museum of Modern Art)
Series 2001–1D
0.34%, 07/02/09 (a)(c)(d)	1,000	1,000
New York State Dormitory Auth
City Univ System Consolidated RB (Fifth General Resolution)
Series 2008D
0.14%, 07/02/09 (a)(b)	8,700	8,700
RB (New York Law School)
Series 2009
0.16%, 07/02/09 (a)(b)	4,500	4,500
RB (New York Univ)
Series 2001–2
0.34%, 07/02/09 (a)(c)(d)	1,695	1,695
RB (Royal Charter Properties-East)
Series 2006A
0.20%, 07/01/09 (a)(b)	36,300	36,300
State Personal Income Tax RB
Series 2006B
0.59%, 03/15/10	1,350	1,392
New York State HFA
Housing RB (320 West 39th St)
Series 2009A
0.23%, 07/01/09 (a)(b)	60	60
Housing RB (88 Leonard St)
Series 2005A
0.17%, 07/01/09 (a)(b)	10,000	10,000
Housing RB (Shore Hill)
Series 2008A
0.18%, 07/01/09 (a)(b)	7,200	7,200
New York State Power Auth
CP
Series 1
0.55%, 10/06/09	8,000	8,000
1.00%, 09/02/09	10,775	10,775
1.00%, 11/04/09	4,136	4,136
CP
Series 2
0.63%, 08/13/09	17,500	17,500
0.65%, 08/13/09	2,405	2,405
0.75%, 09/04/09	10,000	10,000
0.80%, 09/08/09	2,500	2,500
0.80%, 10/15/09	1,350	1,350
0.95%, 09/10/09	2,500	2,500
0.95%, 09/15/09	25,000	25,000

See financial notes 69

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB
Series 2007A
0.37%, 07/02/09 (a)(c)(d)	9,475	9,475
New York State Thruway Auth
State Personal Income Tax RB
Series 2009A
0.26%, 07/02/09 (a)(c)(d)	6,710	6,710
New York State Urban Development Corp
State Personal Income Tax RB
Series 2007B
0.26%, 07/02/09 (a)(c)(d)	5,995	5,995
State Personal Income Tax RB
Series 2008A1
0.60%, 12/15/09	500	510
Port Auth of New York & New Jersey
Consolidated Bonds 148th
Series
0.39%, 07/02/09 (a)(c)(d)	4,900	4,900
Consolidated Bonds 156th
Series
0.26%, 07/02/09 (a)(c)(d)	5,090	5,090
CP
Series B
0.45%, 07/14/09	4,000	4,000
Ramapo Housing Auth
RB (Fountainview at College Road)
Series 1998
0.45%, 07/02/09 (a)(b)	6,910	6,910
Syracuse IDA
Civic Facility Refunding RB (Crouse Health Hospital)
Series 2003A
3.50%, 07/01/09 (a)(b)	1,425	1,425
Triborough Bridge & Tunnel Auth
General RB
Series 2008C
0.44%, 07/02/09 (a)(c)(d)	3,000	3,000
General Refunding RB
Series 2002B
0.34%, 07/02/09 (a)(c)(d)	7,600	7,600
Subordinate RB
Series 2003A
0.64%, 07/02/09 (a)(c)(d)	20,800	20,800
Subordinate Refunding RB
Series 2002E
0.54%, 07/02/09 (a)(b)(c)(d)	5,850	5,850
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2002B
0.18%, 07/02/09 (a)(b)	1,240	1,240

		544,896

North Carolina 0.9%
Charlotte-Mecklenburg Cnty Hospital Auth
Health Care RB (Carolinas HealthCare System)
Series 2007G
2.50%, 07/02/09 (a)(b)(c)	11,625	11,625
North Carolina Capital Facilities Finance Agency
RB (Duke Univ)
Series 2006A
0.25%, 07/02/09 (a)(c)(d)	6,045	6,045
North Carolina Medical Care Commission
First Mortgage RB (Deerfield Episcopal Retirement Community)
Series 2008B
0.29%, 07/02/09 (a)(b)	5,000	5,000
Health Care Facilities RB (Lenoir Memorial Hospital)
Series 2005
0.27%, 07/02/09 (a)(b)	1,250	1,250
Health Care Facilities RB (Novant Health)
Series 2006
0.40%, 07/02/09 (a)(b)(c)(d)	4,000	4,000
0.40%, 07/02/09 (a)(b)(c)(d)	19,100	19,100
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008A1
0.28%, 07/01/09 (a)(b)	6,600	6,600

		53,620

Ohio 3.1%
Bellefontaine
Refunding & Improvement RB (Mary Rutan Hospital)
Series 2005
0.45%, 07/02/09 (a)(b)	12,195	12,195
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Asset-Backed Bonds
Series 2007A2
0.25%, 07/02/09 (a)(b)(c)(d)	13,960	13,960
Cincinnati SD
School Improvement Bonds
Series 2002
0.65%, 06/01/10	1,450	1,507
Clinton Cnty
Hospital Refunding RB (McCullough-Hyde Memorial Hospital)
Series 2003B1
4.00%, 07/01/09 (a)(b)	5,670	5,670
Columbus SD
School Facilities Construction & Improvement BAN
Series 2009B
0.70%, 12/16/09	4,000	4,015
Franklin Cnty
Health Care Facilities Improvement RB (Ohio Presbyterian Retirement Services)
Series 2006A
0.30%, 07/02/09 (a)(b)	28,000	28,000
Hospital Facilities Refunding RB (OhioHealth)
Series 2009A
0.32%, 07/01/09 (a)(c)	11,100	11,100
Geauga Cnty
RB
Series (South Franklin Circle) 2007A
1.65%, 07/01/09 (a)(b)	10,800	10,800
Hamilton Cnty
Economic Development RB (Contemporary Arts Center)
Series 2001
0.35%, 07/02/09 (a)(b)	5,000	5,000
Hocking Technical College District
COP (Residence Hall Facilities)
Series 2008
0.30%, 07/02/09 (a)(b)	15,510	15,510

70 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Lorain Cnty
Hospital Facilities RB (EMH Regional Medical Center)
Series 2001
0.40%, 07/02/09 (a)(b)	9,880	9,880
Maple Heights City SD
GO Unlimited Tax School Facilities Improvement Notes
Series 2008
2.60%, 11/05/09	11,000	11,034
Middleburg Heights
Hospital Improvement RB (Southwest General Health Center)
Series 1997
4.25%, 07/02/09 (a)(b)	1,130	1,130
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Antioch Univ)
Series 2006
0.30%, 07/02/09 (a)(b)	13,080	13,080
Ohio Hospital RB (Cleveland Clinic Health System Obligated Group)
Series 2008A
0.28%, 07/02/09 (a)(c)(d)	6,225	6,225
Ohio Water Development Auth
Refunding RB (Timken)
Series 2001
0.33%, 07/01/09 (a)(b)	10,200	10,200
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale Public Infrastructure)
Series 2006
2.25%, 02/01/10 (b)	9,460	9,460
Sandusky
GO Various Purpose Improvement BAN
Series 2008–1
4.25%, 10/21/09	6,915	6,921
South-Western City SD
School Building Construction GO Bonds
Series 1999
1.14%, 12/01/09 (b)	13,250	13,449

		189,136

Oklahoma 0.1%
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS Baptist Medical Center)
Series 2007A1
0.35%, 08/28/09	6,475	6,475
Oklahoma Industries Auth
Health System Refunding RB (INTEGRIS Baptist Medical Center)
Series 1999A
2.51%, 08/15/09	2,500	2,509

		8,984

Oregon 0.3%
Astoria Hospital Facilities Auth
Hospital RB (Columbia Memorial)
Series 2007
0.40%, 07/02/09 (a)(b)	18,440	18,440

Pennsylvania 4.2%
Adams Cnty IDA
RB (Brethren Home Community)
Series 2007
0.40%, 07/02/09 (a)(b)	5,200	5,200
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2006A
0.55%, 07/02/09 (a)(c)(d)	11,185	11,185
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
0.35%, 07/02/09 (a)(b)(c)(d)	5,360	5,360
RB (Univ of Pittsburgh Medical Center)
Series 2007D
0.31%, 07/02/09 (a)(b)(c)(d)	25,505	25,505
Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center)
Series 2009A1
0.22%, 07/02/09 (a)(c)	2,250	2,250
RB (Reading Hospital & Medical Center)
Series 2009A2
0.24%, 07/02/09 (a)(c)	395	395
Butler Cnty General Auth
School RB (Butler Area SD)
Series 2007
0.30%, 07/02/09 (a)(b)(c)(d)	10,185	10,185
Butler Cnty Hospital Auth
Hospital RB (Butler Health System)
Series 2009A
0.24%, 07/02/09 (a)(b)	4,500	4,500
Butler Cnty IDA
Economic Development RB (Butler Cnty Family YMCA)
Series 2005
0.35%, 07/02/09 (a)(b)	1,740	1,740
Cumberland Cnty Municipal Auth
RB (LSN/TLS Obligated Group)
Series 2003D
0.27%, 07/02/09 (a)(b)(d)	23,060	23,060
Emmaus General Auth
Bonds (Pennsylvania Loan Program)
Series 1996
0.52%, 07/01/09 (a)(b)(c)	8,000	8,000
Erie Higher Education Building Auth
RB (Mercyhurst College)
Series 2003
0.30%, 07/02/09 (a)(b)	4,600	4,600
Indiana Cnty IDA
Pollution Control Refunding RB (New York State Electric & Gas)
Series 2006
0.35%, 07/01/09 (a)(b)	4,900	4,900
Lancaster Cnty Convention Center Auth
Hotel Room Rental Tax RB
Series 2007
0.27%, 07/02/09 (a)(b)	1,955	1,955
Lehigh Cnty General Purpose Auth
College RB (Muhlenberg College)
Series 2008
0.23%, 07/02/09 (a)(b)	5,055	5,055
Hospital RB (Lehigh Valley Health Network)
Series 2005B
1.05%, 07/02/09 (a)(b)(c)(d)	4,990	4,990

See financial notes 71

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy)
Series 1996A
0.67%, 08/05/09 (b)	7,000	7,000
RB (LaSalle College High School)
Series 2008
0.30%, 07/02/09 (a)(b)	1,875	1,875
Pennsylvania
GO Bonds Second
Series of 2009
0.26%, 07/02/09 (a)(c)(d)	4,830	4,830
GO Bonds Second
Series 2007A
0.22%, 07/02/09 (a)(c)(d)	13,740	13,740
Pennsylvania Economic Development Financing Auth
Exempt Facilities Refunding RB (PPL Energy Supply)
Series 2009A
0.90%, 07/01/09 (b)	5,000	5,000
Exempt Facilities Refunding RB (PPL Energy Supply)
Series 2009B
1.25%, 10/01/09 (b)	6,000	6,000
Pennsylvania HFA
Rental Housing Refunding Bonds
Series 2008B
0.35%, 07/01/09 (a)(c)	7,030	7,030
Pennsylvania Higher Educational Facilities Auth
RB (Holy Family Univ)
Series 2008
0.29%, 07/02/09 (a)(b)	3,000	3,000
RB (Univ of Pennsylvania Health System)
Series 2008A
0.20%, 07/01/09 (a)(b)	10,000	10,000
Pennsylvania State Turnpike Commission
Refunding RB (Registration Fee)
Series 2005A
0.45%, 07/02/09 (a)(b)(c)(d)	6,905	6,905
Turnpike BAN
Series 2007A
3.75%, 10/15/09	18,460	18,460
Pennsylvania State Univ
Bonds
Series 2007A
0.21%, 07/02/09 (a)(b)(c)(d)	8,340	8,340
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center Obligated Group)
Series 2007B
0.35%, 07/02/09 (a)(b)(c)(d)	30,010	30,010
Philadelphia SD
GO Refunding Bonds
Series 2009C
0.16%, 07/02/09 (a)(b)	2,855	2,855
Ridley SD
GO Bonds
Series 2009
0.29%, 07/02/09 (a)(b)	3,000	3,000
Somerset Cnty Hospital Auth
RB (Somerset Community Hospital)
Series 2007A
0.30%, 07/02/09 (a)(b)	5,345	5,345
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital)
Series 2008A
0.30%, 07/02/09 (a)(b)	2,185	2,185

		254,455

Puerto Rico 0.2%
Puerto Rico Aqueduct & Sewer Auth
Sr Lien RB RB
Series A
0.30%, 07/02/09 (a)(b)(c)(d)	3,000	3,000
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.24%, 07/02/09 (a)(b)(c)(d)	12,040	12,040

		15,040

South Carolina 1.5%
Greenville
Parking Facilities Refunding RB
Series 2005A
2.15%, 07/01/09 (a)(b)(c)	13,495	13,495
Piedmont Municipal Power Agency
Electric Refunding RB
Series 2008D
1.77%, 07/02/09 (a)(b)(c)	29,450	29,450
South Carolina Association of Governmental Organizations
Installment Purchase RB (Pickens Cnty SD)
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	3,990	3,990
South Carolina Public Service Auth
CP Revenue Notes
0.48%, 09/10/09	26,752	26,752
Refunding Revenue Obligations
Series 2002A
0.55%, 01/01/10	1,500	1,537
Revenue Obligations
Series 2004A
0.73%, 01/01/10	6,090	6,220
South Carolina State Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts)
Series 2008
0.35%, 07/02/09 (a)(b)	9,800	9,800

		91,244

Tennessee 3.3%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds
Series E5A
0.29%, 07/01/09 (a)(b)	4,425	4,425
Chattanooga
Electric System RB
Series 2008A
0.20%, 07/02/09 (a)(c)(d)	8,800	8,800
Clarksville Public Building Auth
Financing RB (Murfreesboro Loans)
Series 2008
2.50%, 07/02/09 (a)(b)	10,210	10,210

72 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Pooled Financing RB (Tennessee Municipal Bond Fund)
Series 1997
0.32%, 07/02/09 (a)(b)	7,575	7,575
Metropolitan Government of Nashville & Davidson Cnty
GO Bonds
Series 2005A
0.54%, 01/01/10	1,000	1,022
GO Multi-Purpose Improvement Bonds
Series 2001A
0.45%, 10/15/09	1,000	1,014
Metropolitan Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing Refunding RB (Brentwood Oaks Apts)
Series 1991
0.30%, 07/02/09 (a)(b)	11,320	11,320
RB (Ascension Health Credit Group)
Series 1999A
1.30%, 11/15/09 (b)	3,500	3,595
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1997
0.32%, 07/02/09 (a)(b)	8,345	8,345
Municipal Energy Acquisition Corp
Gas RB
Series 2006A
0.35%, 07/02/09 (a)(b)(c)(d)	46,270	46,270
Gas RB
Series 2006B
0.35%, 07/02/09 (a)(b)(c)(d)	33,830	33,830
Sevier Cnty Public Building Auth
Public Improvement Bonds
Series VIIB1
0.39%, 07/01/09 (a)(b)	3,980	3,980
Shelby Cnty
GO Public Improvement & School Bonds
Series 2000A
0.50%, 04/01/10 (b)	3,000	3,109
Shelby Cnty Health, Educational & Housing Facilities Board
RB (St Jude Children’s Research Hospital)
Series 1999
5.50%, 07/01/09 (b)	5,500	5,610
Tennergy Corp
Gas RB
Series 2006A
0.35%, 07/02/09 (a)(b)(c)(d)(g)	51,980	51,980

		201,085

Texas 11.1%
Aledo ISD
Unlimited Tax School Building Bonds
Series 2006A
1.75%, 08/01/09 (b)(c)	7,790	7,792
Alief ISD
Unlimited Tax Schoolhouse Bonds
Series 2001
0.75%, 02/15/10 (b)	1,210	1,252
Birdville ISD
Unlimited Tax Refunding Bonds
Series 2003
0.72%, 02/15/10 (b)	1,200	1,232
Brownsville
Revenue Improvement & Refunding Bonds
Series 2005A
0.30%, 07/02/09 (a)(b)(c)(d)	1,775	1,775
Comal ISD
Unlimited Tax School Building & Refunding Bonds
Series 1999
1.85%, 08/01/09 (b)	8,105	8,131
0.52%, 08/01/09 (b)	810	814
Cypress-Fairbanks ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2001
0.35%, 07/02/09 (a)(b)(c)(d)	2,050	2,050
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2002A
0.70%, 02/15/10 (b)	4,490	4,610
0.82%, 02/15/10 (b)	200	205
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2008
0.30%, 07/02/09 (a)(b)(c)(d)	2,495	2,495
Unlimited Tax Schoolhouse Bonds
Series 2002B
1.80%, 08/15/09 (b)(c)	8,150	8,150
Dallas
Waterworks & Sewer System CP
Series B
0.50%, 08/20/09 (c)	1,556	1,556
0.63%, 08/27/09 (c)	30,000	30,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
0.28%, 07/02/09 (a)(c)(d)	4,495	4,495
0.45%, 07/02/09 (a)(c)(d)	7,600	7,600
Sr Lien Sales Tax Refunding RB
Series 2007
0.60%, 07/02/09 (a)(c)(d)	8,605	8,605
Dallas Water & Sewer Utilities
Waterworks & Sewer System Refunding & Improvement RB
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	4,990	4,990
0.50%, 07/02/09 (a)(c)(d)	4,790	4,790
Denton ISD
Unlimited Tax School Building & Refunding Bonds
Series 2002
0.30%, 07/02/09 (a)(b)(c)(d)	3,475	3,475
Dickinson ISD
Unlimited Tax Schoolhouse Bonds
Series 2008A
1.65%, 08/01/09 (b)(c)	15,000	15,017
El Paso ISD
Unlimited Tax School Building & Refunding Bonds
Series 2008
2.11%, 08/15/09 (b)	500	498
Frisco ISD
Unlimited Tax School Building Bonds
Series 2008A
0.38%, 07/02/09 (a)(b)(c)(d)	1,745	1,745
Garland ISD
Unlimited Tax School Building & Refunding Bonds
Series 2003A
0.72%, 02/15/10 (b)	1,000	1,027

See financial notes 73

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Harris Cnty
TAN
Series 2009
0.37%, 02/25/10	10,000	10,106
0.39%, 02/25/10	10,000	10,072
0.41%, 02/25/10	15,000	15,108
Toll Road Sr Lien Refunding RB
Series 2002
0.40%, 07/02/09 (a)(c)(d)	9,900	9,900
Toll Road Sr Lien Refunding RB
Series 2004A
0.50%, 07/02/09 (a)(c)(d)	5,580	5,580
Toll Road Subordinate Lien Unlimited Tax Refunding RB
Series 2007C
1.00%, 07/23/09 (c)(d)	12,955	12,955
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital System)
Series 2009C1
0.43%, 10/06/09	8,000	8,000
0.48%, 12/02/09	10,000	10,000
0.55%, 01/05/10	10,000	10,000
0.55%, 01/28/10	10,000	10,000
0.55%, 02/25/10	10,000	10,000
Harris Cnty Health Facilities Development Corp
Hospital RB (Texas Children’s Hospital)
Series 1999B1
0.25%, 07/01/09 (a)(c)	4,385	4,385
Hospital RB (Texas Children’s Hospital)
Series 2008–1
0.27%, 07/02/09 (a)(c)	45,000	45,000
Hospital Refunding RB (Memorial Hermann Healthcare System)
Series 2008A
1.75%, 07/01/09 (a)(b)(c)	7,400	7,400
RB (Brazos Presbyterian Homes)
Series 2000
1.35%, 07/02/09 (a)(b)	8,600	8,600
Houston
Combined Utility System First Lien Refunding RB
Series 2004A
0.45%, 07/02/09 (a)(b)(c)(d)	7,000	7,000
Combined Utility System First Lien Refunding RB
Series 2007A
0.70%, 07/02/09 (a)(b)(c)(d)	4,300	4,300
0.70%, 07/02/09 (a)(b)(c)(d)	16,795	16,795
Public Improvement Forward Refunding Bonds
Series 2001B
0.65%, 03/01/10	5,295	5,465
Public Improvement Refunding Bonds
Series 2007A
0.75%, 03/01/10	5,000	5,141
TRAN
Series 2009
0.41%, 06/30/10 (f)	20,000	20,316
Water & Sewer System Jr Lien Refunding RB
Series 1998A
0.25%, 07/02/09 (a)(c)(d)	6,330	6,330
Houston Community College
Maintenance Tax Notes
Series 2008
0.25%, 07/02/09 (a)(b)(c)(d)	4,145	4,145
Houston ISD
Limited Tax Schoolhouse Bonds
Series 2008
0.30%, 07/02/09 (a)(b)(c)(d)	4,995	4,995
0.45%, 07/02/09 (a)(b)(c)(d)	4,950	4,950
Jewett Economic Development Corp
IDRB (Nucor Corp)
Series 2002B
0.60%, 07/01/09 (a)	5,400	5,400
Kendall Cnty Health Facilities Development Corp
Health Care RB (Morningside Ministries)
Series 2008
0.75%, 07/02/09 (a)(b)	5,970	5,970
Lamar Consolidated ISD
Unlimited Tax School House Bonds
Series 2007
0.35%, 07/02/09 (a)(b)(c)(d)	15,365	15,365
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2008
0.25%, 07/02/09 (a)(b)(c)(d)	3,235	3,235
Unlimited Tax Schoolhouse Bonds
Series 2004
1.85%, 09/08/09 (b)(c)	2,680	2,680
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health System)
Series 2008A
0.26%, 07/02/09 (a)	10,565	10,565
Mansfield ISD
Unlimited Tax School Building & Refunding Bonds
Series 2003
0.30%, 07/02/09 (a)(b)(c)(d)	7,960	7,960
Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas)
Series 2008
0.30%, 07/02/09 (a)(b)	4,000	4,000
North East ISD
Unlimited Tax Refunding Bonds
Series 2007
1.75%, 07/02/09 (a)(b)(c)(d)	5,740	5,740
Port Arthur ISD
Unlimited Tax School Building Bonds
Series 2008
0.45%, 07/02/09 (a)(b)(c)(d)	3,100	3,100
Red River Education Finance Corp
Higher Education RB (Texas Christian Univ)
Series 2007
0.25%, 07/02/09 (a)(b)(c)(d)	5,175	5,175
Round Rock ISD
Unlimited Tax School Building Bonds
Series 2007
0.36%, 07/02/09 (a)(b)(c)(d)	10,755	10,755
San Antonio
Combination Tax & Revenue Certificates of Obligation
Series 2006
1.05%, 07/23/09 (c)(d)	8,950	8,950
Electric & Gas Systems RB New
Series 2006A
0.70%, 02/01/10	2,890	2,963
Refunding RB New
Series 1991B
0.96%, 02/01/10 (b)	6,000	5,966

74 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Water System CP Notes
Series A
0.45%, 07/07/09 (c)	5,000	5,000
0.51%, 08/05/09 (c)	4,500	4,500
San Jacinto Community College District
Limited Tax GO Bonds
Series 2008
0.30%, 07/02/09 (a)(c)(d)	7,000	7,000
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Valley Baptist Medical Center)
Series 2007
0.23%, 07/01/09 (a)(b)	33,570	33,570
RB (Texas Health Resources System)
Series 2008E
0.17%, 07/01/09 (a)(c)	3,700	3,700
RB (Texas Health Resources System)
Series 2008F
0.50%, 07/01/09 (a)(c)	10,775	10,775
Texas Southmost College District
Limited Tax Bonds
Series 2006
0.25%, 07/02/09 (a)(b)(c)(d)	10,720	10,720
Texas Transportation Commission
First Tier RB
Series 2007
0.22%, 07/02/09 (a)(c)(d)	15,620	15,620
GO Mobility Fund Bonds
Series 2005A
0.28%, 07/02/09 (a)(c)(d)	2,285	2,285
GO Mobility Fund Bonds
Series 2006A
0.28%, 07/02/09 (a)(c)(d)	5,550	5,550
GO Mobility Fund Bonds
Series 2007
0.28%, 07/02/09 (a)(c)(d)	27,805	27,805
0.28%, 07/02/09 (a)(c)(d)	10,210	10,210
GO Mobility Fund Bonds
Series 2008
0.28%, 07/02/09 (a)(c)(d)	9,900	9,900
State Highway Fund First Tier RB
Series 2006
0.28%, 07/02/09 (a)(c)(d)	7,495	7,495
State Highway Fund First Tier RB
Series 2007
0.28%, 07/02/09 (a)(c)(d)	3,330	3,330
State Highway Fund First Tier RB
Series 2008
0.28%, 07/02/09 (a)(c)(d)	12,825	12,825
Travis Cnty Health Facilities Development Corp
RB (Ascension Health Credit Group)
Series 1999A
1.78%, 11/15/09	2,850	2,892
0.71%, 11/15/09 (b)	2,025	2,087
Univ of Houston System
Consolidated Refunding RB
Series 2008
0.50%, 07/02/09 (a)(c)(d)	5,540	5,540
Univ of Texas
Permanent Univ Fund Refunding Bonds
Series 2006B
0.26%, 07/02/09 (a)(c)(d)	16,676	16,676
Revenue Financing System Refunding Bonds
Series 2004B
0.70%, 08/15/09	3,400	3,418

		677,569

Utah 0.8%
Intermountain Power Agency
Power Supply Refunding RB
Series 2003A
0.50%, 07/02/09 (a)(c)(d)	6,450	6,450
Salt Lake Cnty Municipal Building Auth
Lease RB (Salt Lake Cnty)
Series 1999
1.60%, 10/01/09 (b)	2,315	2,338
South Valley Sewer District
Sewer RB
Series 2008
0.26%, 07/01/09 (a)(b)(c)(d)	6,180	6,180
Utah Housing Corp
M/F Housing RB (Timbergate Apts)
Series 2009A
0.35%, 07/02/09 (a)(b)	3,125	3,125
S/F Mortgage Bonds
Series 2009-1
0.50%, 10/01/09 (b)	9,400	9,400
Utah Transit Auth
Sales Tax RB
Series 2008A
0.28%, 07/02/09 (a)(c)(d)	3,845	3,845
0.30%, 07/02/09 (a)(c)(d)	9,720	9,720
0.40%, 07/02/09 (a)(c)(d)	7,230	7,230

		48,288

Virginia 1.7%
Chesterfield Cnty Economic Development Auth
RB (Bon Secours Health System)
Series 2008C2
0.80%, 07/01/09 (a)(b)(c)	45,370	45,370
Henrico Economic Development Auth
RB (Bon Secours Health System)
Series 2008B2
0.80%, 07/01/09 (a)(b)(c)	4,600	4,600
Montgomery Cnty IDA
RB (Virginia Tech Foundation)
Series 2009A
0.40%, 07/02/09 (a)(c)	18,120	18,120
Norfolk Redevelopment & Housing Auth
RB (E2F Student Housing I)
Series 2005
0.32%, 07/02/09 (a)(b)	4,190	4,190
Portsmouth Redevelopment & Housing Auth
M/F Housing RB (Phoebus Square Apts)
Series 2008
0.30%, 07/02/09 (a)(b)	9,000	9,000
Virginia College Building Auth
Educational Facilities RB
Series 2006A
0.37%, 07/02/09 (a)(c)(d)	4,125	4,125

See financial notes 75

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Virginia Housing Development Auth
Commonwealth Mortgage Bonds
Series 2001H1
0.50%, 07/02/09 (a)(c)(d)	3,330	3,330
Winchester IDA
Hospital RB (Winchester Medical Center)
Series 1991
0.31%, 07/02/09 (a)(c)(d)	12,540	12,540

		101,275

Washington 2.8%
Cascade Water Alliance
Water System RB
Series 2006
0.26%, 07/02/09 (a)(b)(c)(d)(g)	8,630	8,630
Energy Northwest
Electric Refunding RB (Columbia Generating Station)
Series 2004A
0.57%, 07/01/10	3,805	3,982
Electric Refunding RB (Project No. 3)
Series 2001A
0.55%, 07/01/10	1,315	1,380
King Cnty
Sewer RB
Series 2004A
0.38%, 07/02/09 (a)(c)(d)	5,690	5,690
King Cnty Public Hospital District No. 1
Limited Tax GO Refunding Bonds
Series 2008A
0.25%, 07/02/09 (a)(b)(c)(d)	7,850	7,850
Marysville SD No. 25
Unlimited Tax GO Bonds
Series 2007
0.50%, 12/01/09 (b)	5,000	5,094
Seattle
Drainage & Wastewater RB 2008
0.40%, 07/02/09 (a)(c)(d)	8,100	8,100
Limited Tax GO Improvement & Refunding Bonds
Series 2008
0.28%, 07/02/09 (a)(c)(d)	4,535	4,535
Seattle Museum Development Auth
Special Obligation Bonds
Series 2005
0.45%, 07/02/09 (a)(c)(d)	9,750	9,750
Snohomish Cnty Public Utility District #1
Electric System BAN Second
Series 2008A
0.55%, 05/26/10	5,400	5,470
Washington
GO Bonds
Series 1992B & AT7
0.50%, 06/01/10	1,450	1,526
GO Bonds
Series 2008A
0.35%, 07/02/09 (a)(c)(d)	24,000	24,000
GO Bonds
Series 2009B
0.28%, 07/02/09 (a)(c)(d)	3,035	3,035
GO Refunding Bonds
Series R93A
1.75%, 09/01/09	1,500	1,510
Motor Vehicle Fuel Tax GO Bonds
Series 2003C
0.48%, 07/02/09 (a)(c)(d)	85	85
Various Purpose GO Bonds
Series 2005D
0.40%, 07/02/09 (a)(c)(d)	5,200	5,200
Various Purpose GO Bonds
Series 2006D
0.25%, 07/02/09 (a)(b)(c)(d)	20,350	20,350
Various Purpose GO Bonds
Series 2009C
0.28%, 07/02/09 (a)(c)(d)	2,825	2,825
Washington Economic Development Finance Auth
Solid Waste Disposal RB (CleanScapes)
Series 2009
0.37%, 07/01/09 (a)(b)	7,895	7,895
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives)
Series 2008D
0.28%, 07/02/09 (a)(c)(d)	7,995	7,995
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
0.32%, 07/01/09 (a)(b)	5,000	5,000
RB (Fred Hutchinson Cancer Research Center)
Series 2001A
0.65%, 07/01/09 (a)(b)	10,000	10,000
RB (Kadlec Medical Center)
Series 2006B
3.50%, 07/01/09 (a)(b)(c)	4,000	4,000
RB (Providence Health & Services)
Series 2006A
0.26%, 07/02/09 (a)(b)(c)(d)	19,795	19,795

		173,697

West Virginia 0.0%
Monongalia Cnty Building Commission
Hospital Refunding & Improvement RB (Monongalia General Hospital)
Series 2008A
0.35%, 07/02/09 (a)(b)(d)	195	195

Wisconsin 1.9%
Milwaukee
GO CP Promissory Notes
Series 2008C2
0.56%, 08/18/09 (b)	6,000	6,000
Milwaukee Redevelopment Auth
Redevelopment Lease RB (Univ of Wisconsin)
Series 2005
0.35%, 07/02/09 (a)(b)	6,375	6,375
Wisconsin
GO Bonds
Series 2001F
0.49%, 05/01/10	1,000	1,029
0.66%, 05/01/10	1,325	1,373
Master Lease COP of 2006
Series A
1.90%, 09/01/09	4,475	4,498
Operating Notes
Series 2009
0.48%, 06/15/10 (f)	12,000	12,000

76 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Transportation RB
Series 2007A
0.90%, 07/02/09 (b)(c)(d)	8,065	8,065
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care)
Series 2008B
1.58%, 11/13/09 (b)	1,000	1,000
1.60%, 11/13/09 (b)	8,665	8,667
RB (Children’s Hospital of Wisconsin)
Series 2008B
2.50%, 03/15/10 (e)	17,300	17,300
RB (Gundersen Lutheran)
Series 2000A
1.70%, 07/01/09 (a)(b)(c)	13,000	13,000
RB (Marquette Univ)
Series 2008B2
0.35%, 07/02/09 (a)(b)	10,000	10,000
RB (Marquette Univ)
Series 2008 B3
0.35%, 07/02/09 (a)(b)	4,100	4,100
RB (Pine Haven Christian Home)
Series 2006
4.80%, 07/02/09 (a)(b)	7,505	7,505
Refunding RB (Lawrence Univ)
Series 2009
0.35%, 07/02/09 (a)(b)	4,145	4,145
Refunding RB (Marquette Univ)
Series 2008B1
0.35%, 07/02/09 (a)(b)	10,000	10,000

		115,057

Total Municipal Securities (Cost $6,122,041)		6,122,041

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $6,122,041

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,273,202 or 37.1% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $17,300 or 0.3% of net assets.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is held as collateral for delayed-delivery security.

BAN – Bond anticipation note
COP – Certificate of participation
CP – Commercial paper
GO – General obligation
HFA – Housing finance agency/authority
IDA – Industrial development agency/authority
IDB – Industrial development board
IDRB – Industrial development revenue bond
ISD – Independent school district
M/F – Multi-family
RB – Revenue bond
SD – School district
TAN – Tax anticipation note
TRAN – Tax and revenue anticipation note
USD – Unified school district

See financial notes 77

 Schwab AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$6,122,041
Cash		10
Receivables:
Investments sold		92,636
Fund shares sold		37,864
Interest		14,910
Prepaid expenses	+	539

Total assets		6,268,000

Liabilities
Payables:
Investments bought		131,749
Investment adviser and administrator fees		115
Transfer agent and shareholder services fees		108
Fund shares redeemed		16,544
Distributions to shareholders		278
Trustees’ fees	+	1

Total liabilities		148,795

Net Assets
Total assets		6,268,000
Total liabilities	−	148,795

Net assets		$6,119,205
Net Assets by Source
Capital received from investors		6,118,843
Distribution in excess of net investment income		(13)
Net realized capital gains		375

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$3,105,292		3,104,910		$1.00
Value Advantage Shares	$3,013,913		3,013,507		$1.00

78 See financial notes

 Schwab AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$26,879

Net Realized Gains and Losses
Net realized gains on investments		373

Expenses
Investment adviser and administrator fees		8,524
Transfer agent and shareholder service fees:
Sweep Shares		4,960
Value Advantage Shares		2,640
Registration fees		634
Temporary Guarantee Program expense		633
Portfolio accounting fees		75
Custodian fees		40
Shareholder reports		38
Professional fees		23
Trustees’ fees		22
Tax expenses		20
Interest expense		13
Other expenses	+	17

Total expenses		17,639
Expense reduction by adviser and Schwab	−	2,948

Net expenses		14,691

Increase (Decrease) in Net Assets from Operations
Total investment income		26,879
Net expenses	−	14,691

Net investment income		12,188
Net realized gains	+	373

Increase in net assets from operations		$12,561

See financial notes 79

 Schwab AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$12,188	$59,634
Net realized gains	+	373	410

Increase in net assets from operations		12,561	60,044

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		5,624	31,572
Value Advantage Shares	+	6,589	28,062

Total distributions from net investment income		12,213	59,634

Transactions in Fund Shares*
Shares Sold
Sweep Shares		6,246,406	9,828,223
Value Advantage Shares	+	2,559,919	2,988,644

Total shares sold		8,806,325	12,816,867

Shares Reinvested
Sweep Shares		5,500	30,700
Value Advantage Shares	+	5,461	24,489

Total shares reinvested		10,961	55,189

Shares Redeemed
Sweep Shares		(5,592,658)	(9,093,342)
Value Advantage Shares	+	(1,453,042)	(2,335,625)

Total shares redeemed		(7,045,700)	(11,428,967)

Net transactions in fund shares		1,771,586	1,443,089

Net Assets
Beginning of period		4,347,271	2,903,772
Total increase	+	1,771,934	1,443,499

End of period		$6,119,205	$4,347,271

Distribution in excess of net investment income/ Net investment income not yet distributed		($13)	$12

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

80 See financial notes

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with the principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 81

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income every day they are open for business. These distributions are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Corp., under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 30, 2009, the funds adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

82

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Various inputs are used in determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2009:

Municipal Money Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities	$—	$20,172,549	$—	$20,172,549
Other Investments	—	232,500	—	232,500

Total	$—	$20,405,049	$—	$20,405,049

 83

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

AMT Tax-Free Money Fund

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities	$—	$6,122,041	$—	$6,122,041

Total	$—	$6,122,041	$—	$6,122,041

*	The fund had no Other Financial Instruments

3. Risk factors:

Investing in a fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. An investment in a fund is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds. A fund could lose money or underperform as a result of a default on the part of a portfolio investment. The manager’s maturity decisions also will affect a fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. To the extent a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later rule to be taxable, a portion of the fund’s income could become taxable. Any defensive investments in taxable securities and securities whose interest is subject to AMT could generate taxable income. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to a fund’s prospectus for a complete description of the principal risks of investing in the fund.

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009; and on March 31, 2009, the Treasury announced a further extension of the Program for the period from May 1, 2009 through September 18, 2009 (together, the “Program Extensions”). According to the Treasury, the Program will not be extended beyond September 18, 2009. The Municipal Money Fund and AMT Tax-Free Money Fund, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods. The Municipal Money Fund and the AMT Tax-Free Money Fund paid $1,681 and $316, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the Municipal Money Fund and the AMT Tax-Free Money Fund paid $2,521 and $475, respectively, to participate in the first extension of the Program, which covered the period December 19, 2008 through April 30, 2009. The Municipal Money Fund and the AMT Tax-Free Money Fund paid $2,521 and $475, respectively, to participate in the second Program Extension, which covers the period May 1, 2009 through September 18, 2009. Subject to provisions contained in the guarantee agreement signed by the funds, the Program guarantees that the shareholders in the funds as of the close of business on September 19, 2008, will receive $1.00 for each fund

84

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

4. U.S. Treasury Temporary Guarantee Program (continued):
       (All dollar amounts are x 1,000)

share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business September 19, 2008, or the current amount, whichever is less. The cost of participating in the Program and the Program Extensions is borne by each participating fund and will not be subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or “the investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and during the reporting period was the trust’s transfer agent and shareholder services agent. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds. Prior to July 1, 2009, BFDS served as the funds’ sub-transfer agent.

For the transfer agent and shareholder services provided during the reporting period, Schwab received an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.15%	0.20%
Value Advantage Shares	0.05%	0.17%
Select Shares*	0.05%	0.17%
Institutional Shares*	0.05%	0.17%

Effective July 1, 2009, the trust adopted a Shareholder Servicing Plan (the “Plan”) on behalf of certain funds of the trust. Pursuant to the Plan, each fund pays Schwab to provide certain account maintenance, customer liaison and shareholder services to fund shareholders. The funds also pay for certain administration services Schwab provides to fund shareholders invested in the Sweep Shares of each fund. Under the Plan, Schwab will be entitled to receive an annual fee payable monthly based on the funds’ average daily net assets as follows:

Shareholder Service Fees

Sweep Shares	0.35%
Value Advantage Shares	0.22%
Select Shares*	0.22%
Institutional Shares*	0.22%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through April 29, 2011 for

 85

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Select Shares and Institutional Shares, and for so long as CSIM is the investment adviser to the applicable funds for Sweep Shares and Value Advantage Shares as follows:

	Municipal Money Fund	AMT Tax-Free Money Fund

Sweep Shares	0.62%	0.62%
Value Advantage Shares	0.45%	0.45%
Select Shares*	0.35%	n/a
Institutional Shares*	0.24%	n/a

*	Select Shares and Institutional Shares are only offered by Municipal Money Fund.

These additional agreements as to Sweep Shares and Value Advantage Shares may only be amended or terminated with approval of the fund’s Board of Trustees. These agreements ensure that any increase in the funds’ “Other expenses” as a result of the appointment of BFDS as transfer agent and Schwab as a shareholder service provider will be offset by the expense limitation.

In addition, CSIM and Schwab agreed to voluntarily waive an additional 0.005% of the Municipal Money Fund’s Select Shares, Value Advantage Shares and Sweep Shares expenses and the AMT Tax-Free Fund’s Value Advantage Shares and Sweep Shares expenses. This voluntary waiver is for the period from January 1, 2009 through December 31, 2009.

In addition to the contractual expense limitation noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain the fund’s net yield at a certain level as determined by Schwab and the investment adviser. Schwab and the investment adviser may recapture from the funds any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the funds to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. As of June 30, 2009, the balance of the recoupable expenses is as follows:

Expiration	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund

12/31/2012	$79	$30

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2009, each fund’s aggregate security transactions with other Schwab Funds were as follow:

Municipal Money Fund	$3,938,045
AMT Tax-Free Money Fund	$2,772,604

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but the trust did pay non-interested persons (independent trustees), as noted in the funds’ Statement of Operations.

86

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

7. Borrowings from Banks:

The funds may borrow money from banks and custodians. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There was no borrowing from the lines of credit for the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the funds had no capital loss carry forwards.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2008, the funds had no deferred realized net capital losses and the capital losses utilized to offset capital gains were as follows:

	Municipal Money Fund	AMT Tax-Free Money Fund

Capital losses utilized	$1,395	$72

As of December 31, 2008, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for State purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the funds did not incur any interest or penalties.

9. Subsequent Events:

In accordance with the provision set forth in FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through June 30, 2009. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through August 14, 2009.

 87

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on April 27, 2009 and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the

88

Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007;	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

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Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	68	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None

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Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature which reflects the security’s Effective Maturity Date. For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

BAN	Bond anticipation note
COP	Certificate of participation
CP	Commercial paper
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TOB	Tender option bond
TRAN	Tax and revenue anticipation note
VRDO	Variable-rate demand obligation

 93

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity (see definition of maturity) of all the debt securities in its portfolio or the date the interest rate on those securities is reset or those securities that can be redeemed through demand, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

94

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR25720-07

Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

Semiannual Report
June 30, 2009

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past six months, investors have had to endure the continuing effects of a recessionary economy. Volatile equity prices and low yields on government-backed securities have been among the numerous market challenges. In addition, corporate bankruptcies, regulatory changes, and securitized-asset troubles have reshaped fixed income and equity markets causing us to reassess and reexamine where these markets stood before the crisis and where they might take us in the future.

Despite this economic backdrop, Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the period. The funds also maintained a positive net yield. However, a low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities has translated into relatively low yields. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

Information specific to Schwab’s money funds, such as a question and answer document, recent holdings for select money funds, and information on Schwab’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds can be found on schwab.com under the Money Market Funds page and on schwabinstitutional.com

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000, while additional resources may be found on schwab.com

Thank you for investing with us.

Sincerely,

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 1

The Investment Environment

Investment conditions in the U.S. financial marketplace remained difficult to gauge as a climate of economic recession persisted, but showed signs of improving during the latter half of the reporting period. Broad-market equity indexes, such as the S&P 500 Index® and Russell 1000 Index® displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX) – a measure of U.S. stock market price fluctuations – declined from March through the end of the period, settling around 30 after touching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Treasury yields, though still relatively low, inched higher toward the end of the period. From a policy perspective, economic stability and stimulus measures enacted in the U.S. and around the world acted to slow the pace of economic degradation and have encouraged investors to reengage markets in some cases.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and consumer confidence reflected the recessionary environment, but some indicators improved during the period. GDP – the output of goods and services produced by labor and property located in the United States – decreased at an annual rate of 5.7% in the first quarter of 2009 compared with a decline of 6.3% in the fourth quarter of 2008, according to the Bureau of Economic Analysis. The unemployment rate continued to rise, increasing to 9.4% in May, driven by job losses in the manufacturing sector. However, the Consumer Confidence Index improved in both April and May. As of May 26, 2009 the Index stood at 54.9, compared to 26.9 in March.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yield on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.16% and 2-year Treasuries yielded 1.12%.

Despite the depression in yields, the Fed signaled that lending and liquidity conditions were beginning to improve by making modifications to emergency lending programs. In late June, the Fed announced that the Schedule 1 Term Security Lending Facility – a program that lent Treasury securities – would be suspended on July 1, 2009. In addition, reductions were made in the amount of credit auctioned under the Term Auction Facility, which was designed to provide cash to commercial lenders, and the Term Security Lending Facility, which makes funds available to primary bond dealers.

Earlier in the period, the Fed extended the Money Market Funds Guarantee Program until September 18, 2009. However, no fund has had to draw on the insurance provided by the program. In a separate move, the U.S. Securities and Exchange Commission (SEC) proposed new rules for money market funds aimed at preventing a repeat of the scenario that caused the collapse of the Reserve Primary Fund. The proposal modifies current restrictions on money funds and requires that funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. As of the reporting date, the SEC was seeking public comment on the proposal.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the funds. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 3

Schwab Retirement Advantage Money Fund®

The Schwab Retirement Advantage Money Fund provided safety and liquidity to shareholders throughout the reporting period, while emphasizing credit quality over yield. The fund’s low yield is a product of both a low interest rate environment and the fund managers’ conservative investment strategy. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand acted to suppress yields on government agency and other securities that the fund invests in to provide safety and liquidity. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate (LIBOR)—a key benchmark for short term interest rates—which declined during the period.

The fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—ranged between 43 and 66 days (from 12/31/08-6/30/09). Due to the low interest rate environment, the WAM was extended toward the long end of this range in the last several months of the period in an effort to bolster yield.

As of 6/30/09:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	26.2%
16-30 Days	5.5%
31-60 Days	27.4%
61-90 Days	23.0%
91-120 Days	6.5%
More than 120 Days	11.4%

 Statistics

Weighted Average Maturity[2]	60 days
Credit Quality of Holdings[3] % of portfolio	99.9% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency	28.4%
Repurchase Agreements	5.6%
Commercial Paper (CP)
Asset Backed CP	17.3%
Bank/Financial CP	4.0%
TLGP CP5	8.3%
Certificates of Deposit	32.0%
Bank Notes (BN)
TLGP BN5	1.1%
Corporate Notes (CN)
TLGP CN5	0.5%
Other CN	1.0%
Time Deposits	1.0%
Other	0.8%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

4 Schwab Retirement Advantage Money Fund®

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Retirement
Advantage
Money Fund

Ticker Symbol	SWIXX
Minimum Initial Investment[1]	$25,000

Seven-Day Yield[2]	0.07%

Seven-Day Yield—No Waiver[3]	-0.07%

Seven-Day Effective Yield[2]	0.07%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Retirement Advantage Money Fund® 5

Schwab Investor Money Fund®

The Schwab Investor Money Fund provided safety and liquidity to shareholders throughout the reporting period, while emphasizing credit quality over yield. The fund’s low yield is a product of both a low interest rate environment and the fund managers’ conservative investment strategy. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand acted to suppress yields on government agency and other securities that the fund invests in to provide safety and liquidity. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate (LIBOR)—a key benchmark for short term interest rates—which declined during the period.

The fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—ranged between 47 and 66 days (from 12/31/08-6/30/09). Due to the low interest rate environment, the WAM was extended toward the long end of this range in the last several months of the period in an effort to bolster yield. In addition, Charles Schwab & Co. and the fund’s investment adviser voluntarily waived and/or reimbursed certain fees or expenses to maintain a positive net yield*. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 6/30/09:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	24.0%
16-30 Days	8.8%
31-60 Days	24.5%
61-90 Days	25.1%
91-120 Days	5.5%
More than 120 Days	12.1%

 Statistics

Weighted Average Maturity[2]	61 days
Credit Quality of Holdings[3] % of portfolio	99.9% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency	26.3%
Repurchase Agreements	5.0%
Commercial Paper (CP)
Asset Backed CP	21.4%
Bank/Financial CP	3.4%
Corporate CP	1.1%
TLGP CP5	7.1%
Certificates of Deposit	34.4%
Corporate Notes (CN)
TLGP CN5	0.4%
Other CN	0.8%
Other	0.1%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

*Schwab and the investment adviser may recapture expenses or fees they waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes Section.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

6 Schwab Investor Money Fund®

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Investor
Money Fund

Ticker Symbol	SWRXX
Minimum Initial Investment[1]	$1 Retirement Plan Participants
$2,500 Other Investors

Seven-Day Yield[2]	0.02%

Seven-Day Yield—No Waiver[3]	-0.02%

Seven-Day Effective Yield[2]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Investor Money Fund® 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2009 and held through June 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/09	at 6/30/09	1/1/09–6/30/09

Schwab Retirement Advantage Money Fund®
Actual Return	0.49%	$1,000	$1,001.90	$2.43
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

Schwab Investor Money Fund®
Actual Return	0.61%	$1,000	$1,001.50	$3.03
Hypothetical 5% Return	0.61%	$1,000	$1,021.77	$3.06

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Schwab Retirement Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.03	0.05	0.05	0.03	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.19	[2]	2.56	4.96	4.67	2.81	0.95

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[3,4]	0.48 [5]	0.48	0.49	0.49	0.49
Gross operating expenses	0.62	[3]	0.60	0.62	0.64	0.63	0.63
Net investment income (loss)	0.38	[3]	2.52	4.85	4.59	2.75	0.94
Net assets, end of period ($ x 1,000,000)	1,006		984	946	802	571	680

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.46% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.
5 The ratio of net operating expenses would have been 0.47% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

See financial notes 9

 Schwab Retirement Advantage Money Fund

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

85.6%		Fixed-Rate Obligations	860,923	860,923
9.2%		Variable-Rate Obligations	92,624	92,624
5.6%		Other Investment	56,593	56,593

100.4%		Total Investments	1,010,140	1,010,140
(0	.4)%	Other Assets and Liabilities, Net		(3,813)

100.0%		Net Assets		1,006,327

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 85.6% of net assets

Bank Note 1.1%
Bank of America, N.A., (FDIC Insured)
0.75%, 08/24/09 (a)(e)	11,000	11,000

Certificates of Deposit 29.3%
Abbey National Treasury Services PLC
0.32%, 08/27/09 (a)	5,000	5,000
Australia & New Zealand Banking Group Ltd.
0.40%, 08/12/09	1,000	1,000
0.50%, 12/15/09	1,000	1,000
0.48%, 12/16/09	8,000	8,000
Banco Bilbao Vizcaya Argentaria S.A.
0.60%, 07/20/09	8,000	8,000
Bank of America, N.A.
0.62%, 07/24/09	2,000	2,000
1.39%, 09/04/09	6,000	6,000
0.60%, 09/24/09	1,000	1,000
0.55%, 10/16/09	2,000	2,000
0.50%, 10/23/09	8,000	8,000
Bank of Nova Scotia
0.60%, 07/13/09	5,000	5,000
0.63%, 07/14/09	1,000	1,000
0.55%, 07/24/09	2,000	2,000
0.48%, 08/11/09	5,000	5,000
Bank of the West
0.32%, 09/14/09	5,000	5,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.99%, 07/07/09	5,000	5,000
0.64%, 08/11/09	1,000	1,000
BNP Paribas
1.05%, 07/09/09	1,000	1,000
1.05%, 07/10/09	1,000	1,000
1.00%, 08/14/09	9,000	9,000
1.01%, 08/14/09	18,000	18,000
0.68%, 09/04/09	1,000	1,000
0.39%, 10/05/09	10,000	10,000
Citibank, N.A.
0.75%, 08/12/09	5,000	5,000
0.60%, 09/24/09	4,000	4,000
0.57%, 10/05/09	4,000	4,000
0.55%, 10/09/09	2,000	2,000
Commonwealth Bank of Australia
0.41%, 08/21/09	9,000	9,000
0.55%, 08/27/09	1,000	1,000
Credit Agricole S.A.
0.52%, 09/18/09	5,000	5,000
0.53%, 10/09/09	6,000	6,000
0.54%, 10/15/09	4,000	4,000
Deutsche Bank AG
0.62%, 07/06/09	2,000	2,000
0.50%, 08/04/09	3,000	3,000
DnB NOR Bank ASA
0.32%, 09/17/09	5,000	5,000
HSBC Bank PLC
0.66%, 07/07/09	4,000	4,000
Intesa Sanpaolo
0.43%, 10/08/09	2,000	2,000
0.46%, 10/13/09	2,000	2,000
0.43%, 10/14/09	2,000	2,000
0.44%, 10/19/09	4,000	4,000
Lloyds TSB Bank PLC
0.58%, 09/09/09	3,000	3,000
0.59%, 09/14/09	1,000	1,000
Mitsubishi UFJ Trust & Banking Corp.
1.10%, 07/08/09	4,000	4,000
0.73%, 08/12/09	4,000	4,000
Mizuho Corporate Bank Ltd.
0.40%, 09/22/09	2,000	2,000
National Australia Bank Ltd.
0.50%, 12/21/09	10,000	10,001
0.50%, 01/04/10	1,000	1,000
0.52%, 01/07/10	4,000	4,000
Rabobank Nederland
1.00%, 09/03/09	4,000	4,000
1.00%, 09/09/09	1,000	1,000
1.00%, 09/10/09	13,000	13,000
1.00%, 09/17/09	2,000	2,000
Royal Bank of Scotland PLC
1.25%, 07/08/09	2,000	2,000
1.25%, 07/09/09	2,000	2,000
0.72%, 09/03/09	6,000	6,000
0.69%, 10/07/09	1,000	1,000
Societe Generale
1.11%, 07/09/09	5,000	5,000
1.17%, 07/13/09	5,000	5,000
0.86%, 08/20/09	3,000	3,000
State Street Bank & Trust
0.47%, 08/10/09	2,000	2,000

10 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.00%, 08/18/09	1,000	1,000
Sumitomo Mitsui Banking Corp.
0.79%, 08/05/09	4,000	4,000
0.55%, 08/18/09	1,000	1,000
0.45%, 09/09/09	3,000	3,000
Sumitomo Trust & Banking Co.
0.55%, 09/15/09	3,000	3,000
Svenska Handelsbanken AB
0.65%, 07/20/09	4,000	4,000
0.36%, 08/24/09	4,000	4,000
Toronto Dominion Bank
1.00%, 09/08/09	6,000	6,000
1.47%, 11/12/09	3,000	3,000
0.50%, 11/23/09	3,000	3,000
1.50%, 12/11/09	3,000	3,000
Union Bank, N.A.
0.31%, 08/31/09	4,000	4,000
Westpac Banking Corp.
0.84%, 10/15/09	1,000	1,000
0.50%, 12/14/09	6,000	6,000
0.51%, 01/04/10	4,000	4,000

		295,001

Commercial Paper & Other Corporate Obligations 29.8%
Alpine Securitization Corp.
0.25%, 07/07/09 (a)(b)(c)	9,000	9,000
Atlantis One Funding Corp.
0.85%, 10/23/09 (a)(b)(c)	3,000	2,992
0.83%, 10/27/09 (a)(b)(c)	3,000	2,992
Australia & New Zealand Banking Group
0.33%, 08/31/09	5,000	4,997
Bank of America Corp., (FDIC Insured)
0.60%, 07/13/09 (a)(e)	5,000	4,999
0.25%, 07/22/09 (a)(e)	10,000	9,999
Cancara Asset Securitization, L.L.C.
0.35%, 07/07/09 (a)(b)(c)	2,000	2,000
0.90%, 07/13/09 (a)(b)(c)	9,000	8,997
Chariot Funding, L.L.C.
0.28%, 07/10/09 (a)(b)(c)	5,000	5,000
Citigroup Funding, Inc.
0.40%, 07/29/09 (a)	3,000	2,999
Citigroup Funding, Inc., (FDIC Insured)
0.25%, 07/10/09 (a)(e)	1,000	1,000
0.31%, 07/17/09 (a)(e)	2,000	2,000
0.31%, 07/21/09 (a)(e)	1,000	1,000
0.24%, 08/06/09 (a)(e)	14,000	13,997
0.28%, 08/06/09 (a)(e)	8,000	7,998
0.29%, 08/11/09 (a)(e)	10,000	9,997
CRC Funding, L.L.C.
0.96%, 08/06/09 (a)(b)(c)	1,000	999
Dakota CP Notes of Citibank Credit Card Issuance Trust
1.00%, 07/10/09 (b)(c)	9,000	8,998
Danske Corp (Danish Government Guarantee)
1.20%, 07/14/09 (a)(c)	1,000	1,000
0.43%, 10/30/09 (a)(c)	9,000	8,987
Falcon Asset Securitization Corp.
0.32%, 07/01/09 (a)(b)(c)	1,000	1,000
0.28%, 07/08/09 (a)(b)(c)	7,000	7,000
Gemini Securitization Corp., L.L.C.
0.41%, 07/06/09 (a)(b)(c)	5,000	5,000
General Electric Capital Corp., (FDIC Insured)
0.50%, 08/21/09 (a)(e)	7,000	6,995
0.58%, 09/11/09 (a)(e)	5,000	4,994
0.40%, 10/30/09 (a)(e)	11,000	10,985
0.42%, 11/05/09 (a)(e)	10,000	9,985
JP Morgan Chase Funding Inc.
0.36%, 07/09/09 (a)	9,000	8,999
Jupiter Securitization Corp.
0.28%, 07/14/09 (a)(b)(c)	9,053	9,052
Kitty Hawk Funding Corp.
0.43%, 08/14/09 (a)(b)(c)	7,013	7,009
Nationwide Building Society
0.65%, 10/05/09	4,000	3,993
0.64%, 10/07/09	1,000	998
Old Line Funding, L.L.C.
0.34%, 08/20/09 (a)(b)(c)	15,000	14,993
Park Avenue Receivables Co., L.L.C.
0.28%, 07/07/09 (a)(b)(c)	4,000	4,000
Ranger Funding Co., L.L.C.
0.45%, 07/20/09 (a)(b)(c)	6,000	5,999
0.50%, 08/07/09 (a)(b)(c)	3,000	2,998
0.43%, 09/21/09 (a)(b)(c)	1,000	999
Sheffield Receivables Corp.
0.40%, 07/09/09 (a)(b)(c)	3,000	3,000
Solitaire Funding, L.L.C.
0.47%, 08/03/09 (a)(b)(c)	2,000	1,999
0.45%, 08/11/09 (a)(b)(c)	8,000	7,996
Starbird Funding Corp.
0.38%, 09/23/09 (a)(b)(c)	2,000	1,998
Straight A Funding, L.L.C.
0.37%, 08/11/09 (a)(b)(c)	5,000	4,998
0.37%, 09/16/09 (a)(b)(c)	3,000	2,998
0.37%, 09/23/09 (a)(b)(c)	2,000	1,998
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/02/10 (a)(c)	4,000	3,968
Thames Asset Global Securitization No. 1, Inc.
0.45%, 07/09/09 (a)(b)(c)	5,000	4,999
Thunder Bay Funding, L.L.C.
0.40%, 07/06/09 (a)(b)(c)	3,000	3,000
0.47%, 07/15/09 (a)(b)(c)	4,423	4,422
0.50%, 09/11/09 (a)(b)(c)	1,000	999
Ticonderoga Funding, L.L.C.
0.30%, 07/16/09 (a)(b)(c)	1,000	1,000
0.43%, 09/16/09 (a)(b)(c)	3,000	2,997
Variable Funding Capital Corp.
0.35%, 07/09/09 (a)(b)(c)	3,000	3,000
0.45%, 07/14/09 (a)(b)(c)	6,000	5,999
0.98%, 10/21/09 (a)(b)(c)	1,000	997
Westpac Banking Corp.
0.46%, 12/04/09 (c)	4,000	3,992
Whistlejacket Capital, L.L.C.
n/a, n/a, (c)(d)(f)	42	42
Windmill Funding Corp.
0.65%, 07/02/09 (a)(b)(c)	9,000	9,000
Yorktown Capital, L.L.C.
0.55%, 08/18/09 (a)(b)(c)	2,000	1,998
0.50%, 09/08/09 (a)(b)(c)	7,000	6,993
0.53%, 10/05/09 (a)(b)(c)	6,000	5,991

		299,334

Fixed-Rate Coupon Notes 1.8%
Federal Home Loan Bank
0.49%, 04/13/10	8,000	8,025

See financial notes 11

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.55%, 06/03/10	10,000	9,999

		18,024

Fixed-Rate Discount Notes 22.6%
Fannie Mae
0.50%, 07/01/09	3,000	3,000
0.18%, 08/03/09	10,000	9,998
0.17%, 08/05/09	35,000	34,994
0.24%, 09/01/09	12,367	12,362
0.25%, 09/22/09	9,000	8,995
0.76%, 12/01/09	3,000	2,990
Federal Home Loan Bank
0.17%, 08/03/09	10,000	9,999
0.20%, 08/04/09	1,000	1,000
0.19%, 08/12/09	5,000	4,999
0.20%, 08/19/09	9,000	8,998
0.33%, 09/02/09	7,000	6,996
0.60%, 09/09/09	10,000	9,988
1.22%, 12/04/09	8,000	7,958
0.45%, 01/06/10	5,000	4,988
Freddie Mac
0.18%, 08/10/09	19,000	18,996
0.19%, 08/17/09	4,000	3,999
0.61%, 09/01/09	1,400	1,399
0.60%, 09/02/09	20,000	19,979
0.61%, 09/15/09	29,000	28,963
0.60%, 09/21/09	27,000	26,963

		227,564

Time Deposit 1.0%
Citibank, N.A.
0.13%, 07/01/09	10,000	10,000

Total Fixed-Rate Obligations (Cost $860,923)		860,923

Variable-Rate Obligations 9.2% of net assets
City of Palm Springs, California
1.35%, 07/02/09 (a)	8,000	8,000
Commonwealth Bank of Australia
1.27%, 08/03/09	5,000	5,000
Deutsche Bank AG
1.05%, 07/30/09	1,500	1,500
Fannie Mae
1.03%, 07/13/09	25,000	24,983
Freddie Mac
1.04%, 07/14/09	15,000	15,010
0.58%, 09/24/09	1,000	1,000
Goldman Sachs Group Inc., (FDIC Insured)
1.32%, 09/16/09 (a)(c)(d)(e)	5,000	5,000
Hewlett Packard Co.
1.05%, 09/03/09	5,000	5,006
New York City IDA
1.35%, 07/02/09 (a)	125	125
Rabobank Nederland
1.20%, 07/24/09	15,000	15,000
Royal Bank of Canada
1.03%, 08/19/09	10,000	10,000
Societe Generale
0.50%, 09/11/09	2,000	2,000

Total Variable-Rate Obligations (Cost $92,624)		92,624

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investment 5.6% of net assets

Repurchase Agreements 5.6%
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $57,727
0.11%, issued 06/30/09,
due 07/01/09	56,593	56,593

Total Other Investments (Cost $56,593)		56,593

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $1,010,140.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $193,399 or 19.2% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $5,042 or 0.5% of net assets.
(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(f)	Whistlejacket notes are in receivership, and the fund has elected and sold all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund held by the receiver that is being held to cover any remaining expenses and liabilities associated with receivership.

CP — Commercial paper
IDA — Industrial development agency/authority

12 See financial notes

 Schwab Retirement Advantage Money Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$1,010,140
Receivables:
Interest		616
Fund shares sold		454
Prepaid expenses	+	69

Total assets		1,011,279

Liabilities
Payables:
Investments bought		3,999
Investment adviser and administrator fees		18
Transfer agent and shareholder services fees		18
Fund shares redeemed		882
Distributions to shareholders		34
Trustees’ fees	+	1

Total liabilities		4,952

Net Assets
Total assets		1,011,279
Total liabilities	−	4,952

Net assets		$1,006,327
Net Assets by Source
Capital received from investors		1,006,794
Net realized capital losses		(467)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$1,006,327		1,006,829		$1.00

See financial notes 13

 Schwab Retirement Advantage Money Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$4,394

Net Realized Gains and Losses
Net realized losses on investments		(467)

Expenses
Investment adviser and administrator fees		1,769
Transfer agent and shareholder service fees		1,114
Temporary Guarantee Program expense		177
Portfolio accounting fees		32
Trustees’ fees		19
Custodian fees		18
Professional fees		16
Registration fees		2
Shareholder reports		1
Other expenses	+	4

Total expenses		3,152
Expense reduction by adviser and Schwab	−	670

Net expenses		2,482

Increase (Decrease) in Net Assets from Operations
Total investment income		4,394
Net expenses	−	2,482

Net investment income		1,912
Net realized losses	+	(467)

Increase in net assets from operations		$1,445

14 See financial notes

 Schwab Retirement Advantage Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$1,912	$22,104
Net realized gains (losses)	+	(467)	56

Increase in net assets from operations		1,445	22,160

Distributions to Shareholders
Distributions from net investment income		1,945	22,104

Transactions in Fund Shares*
Shares sold		302,291	831,709
Shares reinvested		1,861	21,472
Shares redeemed	+	(281,476)	(815,551)

Net transactions in fund shares		22,676	37,630

Net Assets
Beginning of period		984,151	946,465
Total increase	+	22,176	37,686

End of period		$1,006,327	$984,151

Net investment income not yet distributed		$−	$33

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 15

Schwab Investor Money Fund®

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.05	0.04	0.03	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.05)	(0.04)	(0.03)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.15	[2]	2.41	4.82	4.50	2.63	0.77

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.61	[3]	0.60	0.62	0.67	0.67	0.66
Gross operating expenses	0.65	[3]	0.62	0.63	0.67	0.67	0.66
Net investment income (loss)	0.30	[3]	2.37	4.71	4.50	2.61	0.76
Net assets, end of period ($ x 1,000,000)	2,169		2,360	2,089	1,314	521	492

* Unaudited
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.

16 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

85.5%		Fixed-Rate Obligations	1,854,642	1,854,642
10.0%		Variable-Rate Obligations	215,472	215,472
5.0%		Other Investment	108,920	108,920

100.5%		Total Investments	2,179,034	2,179,034
(0	.5)%	Other Assets and Liabilities, Net		(10,277)

100.0%		Net Assets		2,168,757

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 85.5% of net assets

Certificates of Deposit 32.1%
Abbey National Treasury Services PLC
0.32%, 08/27/09 (a)	9,000	9,000
Australia & New Zealand Banking Group Ltd.
0.80%, 10/30/09	3,000	3,000
0.50%, 12/03/09	11,000	11,000
0.50%, 12/15/09	1,000	1,000
0.48%, 12/16/09	18,000	18,000
Banco Bilbao Vizcaya Argentaria S.A.
0.60%, 07/20/09	17,000	17,000
0.55%, 07/27/09	1,000	1,000
Bank of America, N.A.
1.25%, 08/07/09	1,000	1,000
1.39%, 09/04/09	16,000	16,000
0.60%, 09/24/09	15,000	15,000
0.55%, 10/16/09	10,000	10,000
0.60%, 10/22/09	13,000	13,000
0.50%, 10/23/09	16,000	16,000
Bank of Nova Scotia
0.60%, 07/13/09	5,000	5,000
0.62%, 07/14/09	11,000	11,000
0.56%, 07/29/09	13,000	13,000
0.48%, 08/11/09	4,000	4,000
Bank of the West
0.32%, 09/14/09	4,000	4,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.99%, 07/07/09	14,000	14,000
0.88%, 12/02/09	5,000	5,000
Barclays Bank PLC
1.10%, 07/13/09	3,000	3,000
0.80%, 08/12/09	1,000	1,000
0.45%, 08/13/09	4,000	4,000
BNP Paribas
0.98%, 07/07/09	1,000	1,000
1.05%, 07/09/09	1,000	1,000
1.05%, 07/10/09	6,000	6,000
1.20%, 07/16/09	4,000	4,000
0.96%, 08/13/09	3,000	3,000
1.01%, 08/14/09	26,000	26,000
1.00%, 08/14/09	24,000	24,000
0.68%, 09/04/09	3,000	3,000
0.65%, 09/10/09	11,000	11,000
0.41%, 09/23/09	2,000	2,000
0.39%, 10/05/09	8,000	8,000
Branch Banking & Trust
0.42%, 11/04/09	5,000	5,000
Citibank, N.A.
0.75%, 08/12/09	9,000	9,000
0.50%, 09/02/09	22,000	22,000
0.55%, 09/18/09	11,000	11,000
Commonwealth Bank of Australia
0.51%, 07/31/09	14,000	14,000
0.41%, 08/21/09	9,000	9,000
0.48%, 12/17/09	1,000	1,000
Credit Agricole S.A.
0.90%, 09/01/09	8,000	8,000
0.60%, 09/08/09	5,000	5,000
0.52%, 09/18/09	4,000	4,000
0.50%, 10/08/09	6,000	6,000
0.53%, 10/09/09	5,000	5,000
0.54%, 10/15/09	5,000	5,000
Deutsche Bank AG
0.62%, 07/06/09	4,000	4,000
DnB NOR Bank ASA
0.40%, 09/01/09	8,000	8,000
0.32%, 09/17/09	2,000	2,000
HSBC Bank PLC
0.66%, 07/07/09	2,000	2,000
Intesa Sanpaolo
0.50%, 09/21/09	4,000	4,000
0.43%, 10/14/09	9,000	9,000
0.44%, 10/19/09	8,000	8,000
Lloyds TSB Bank PLC
0.59%, 09/14/09	9,000	9,000
Mitsubishi UFJ Trust & Banking Corp.
1.10%, 07/08/09	6,000	6,000
0.54%, 08/20/09	2,000	2,000
0.56%, 08/26/09	7,000	7,000
Mizuho Corporate Bank Ltd.
0.50%, 08/13/09	15,000	15,000
0.40%, 09/22/09	6,000	6,000
National Australia Bank Ltd.
0.60%, 07/01/09	6,000	6,000
1.00%, 10/22/09	1,000	1,000
0.51%, 12/22/09	19,000	19,000
0.50%, 01/04/10	1,000	1,000
0.52%, 01/07/10	5,000	5,000

See financial notes 17

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Nordea Bank Finland PLC
0.33%, 07/07/09	3,000	3,000
Rabobank Nederland
1.00%, 09/10/09	11,000	11,000
1.00%, 09/17/09	22,000	22,000
1.11%, 05/03/10	4,000	4,000
Royal Bank of Scotland PLC
1.25%, 07/09/09	4,000	4,000
0.72%, 09/03/09	5,000	5,000
0.82%, 09/08/09	16,000	16,000
0.69%, 10/07/09	6,000	6,000
Societe Generale
1.17%, 07/13/09	11,000	11,000
0.86%, 08/20/09	1,000	1,000
State Street Bank & Trust
1.00%, 08/18/09	6,000	6,000
Sumitomo Mitsui Banking Corp.
0.35%, 07/17/09	3,000	3,001
0.65%, 08/12/09	3,000	3,000
0.55%, 08/18/09	8,000	8,000
0.44%, 09/09/09	6,000	6,000
Sumitomo Trust & Banking Co.
1.12%, 07/15/09	5,000	5,000
0.55%, 09/15/09	3,000	3,000
Svenska Handelsbanken AB
0.60%, 07/20/09	12,000	12,001
0.35%, 08/24/09	6,000	6,000
Toronto Dominion Bank
1.00%, 08/14/09	27,000	27,005
1.47%, 11/12/09	2,000	2,000
1.50%, 12/11/09	7,000	7,000
Union Bank, N.A.
0.50%, 08/04/09	6,000	6,000
Westpac Banking Corp.
0.50%, 12/14/09	12,000	12,000
0.51%, 01/04/10	6,000	6,000

		697,007

Commercial Paper & Other Corporate Obligations 33.2%
Alpine Securitization Corp.
0.25%, 07/10/09 (a)(b)(c)	10,000	9,999
0.47%, 07/27/09 (a)(b)(c)	5,000	4,998
0.40%, 10/08/09 (a)(b)(c)	4,000	3,996
Amsterdam Funding Corp.
0.65%, 07/28/09 (a)(b)(c)	7,000	6,997
Atlantis One Funding Corp.
0.65%, 10/27/09 (a)(b)(c)	6,000	5,987
0.83%, 10/27/09 (a)(b)(c)	5,000	4,986
0.75%, 11/03/09 (a)(b)(c)	27,000	26,930
0.56%, 12/15/09 (a)(b)(c)	5,000	4,987
Bank of America Corp., (FDIC Insured)
0.25%, 07/22/09 (a)(e)	5,000	4,999
0.25%, 08/17/09 (a)(e)	14,000	13,995
Cancara Asset Securitization, L.L.C.
0.90%, 07/13/09 (a)(b)(c)	19,000	18,994
0.90%, 07/21/09 (a)(b)(c)	1,000	999
0.65%, 09/10/09 (a)(b)(c)	4,000	3,995
Chariot Funding, L.L.C.
0.28%, 07/13/09 (a)(b)(c)	10,979	10,978
0.28%, 07/20/09 (a)(b)(c)	3,869	3,868
0.29%, 07/23/09 (a)(b)(c)	2,000	2,000
0.28%, 07/27/09 (a)(b)(c)	5,519	5,518
Citigroup Funding, Inc., (FDIC Insured)
0.25%, 07/10/09 (a)(e)	2,000	2,000
0.31%, 07/21/09 (a)(e)	15,000	14,997
0.28%, 08/06/09 (a)(e)	32,000	31,991
0.29%, 08/11/09 (a)(e)	27,000	26,991
CRC Funding, L.L.C.
0.96%, 08/06/09 (a)(b)(c)	22,000	21,979
Dakota CP Notes of Citibank Credit Card Issuance Trust
1.00%, 07/10/09 (b)(c)	21,000	20,995
0.85%, 07/28/09 (b)(c)	2,000	1,999
Danske Corp. (Danish Government Guarantee)
0.43%, 10/30/09 (a)(c)	13,000	12,981
0.40%, 11/03/09 (a)(c)	5,000	4,993
Falcon Asset Securitization Corp.
0.32%, 07/01/09 (a)(b)(c)	2,027	2,027
0.28%, 07/23/09 (a)(b)(c)	4,000	3,999
Gemini Securitization Corp., L.L.C.
0.46%, 07/17/09 (a)(b)(c)	1,000	1,000
0.39%, 07/30/09 (a)(b)(c)	20,000	19,994
0.33%, 09/10/09 (a)(b)(c)	2,000	1,999
General Electric Capital Corp., (FDIC Insured)
0.65%, 08/25/09 (a)(e)	12,000	11,988
0.58%, 09/11/09 (a)(e)	12,000	11,986
0.35%, 09/22/09 (a)(e)	9,000	8,993
0.42%, 11/06/09 (a)(e)	17,000	16,975
0.40%, 11/09/09 (a)(e)	11,000	10,984
JP Morgan Chase Funding Inc.
0.36%, 07/09/09 (a)	21,000	20,998
Jupiter Securitization Corp.
0.28%, 07/14/09 (a)(b)(c)	24,000	23,998
0.29%, 07/27/09 (a)(b)(c)	2,000	2,000
Kitty Hawk Funding Corp.
0.27%, 07/24/09 (a)(b)(c)	10,000	9,998
Nationwide Building Society
0.65%, 10/05/09	5,000	4,991
0.64%, 10/07/09	1,000	998
Nestle Capital Corp.
0.28%, 07/08/09 (c)	14,000	13,999
Nokia Corp.
0.22%, 07/02/09 (c)	9,000	9,000
Nordea North America, Inc.
0.32%, 07/14/09 (a)	4,000	4,000
Old Line Funding, L.L.C.
0.42%, 08/13/09 (a)(b)(c)	17,000	16,991
0.35%, 09/03/09 (a)(b)(c)	13,000	12,992
0.34%, 09/10/09 (a)(b)(c)	3,000	2,998
Park Avenue Receivables
0.28%, 07/07/09 (a)(b)(c)	4,000	4,000
0.29%, 07/28/09 (a)(b)(c)	9,000	8,998
Ranger Funding Co., L.L.C.
0.45%, 07/20/09 (a)(b)(c)	22,000	21,995
0.50%, 08/07/09 (a)(b)(c)	3,000	2,998
0.52%, 08/26/09 (a)(b)(c)	9,000	8,993
Sheffield Receivables Corp.
0.40%, 07/09/09 (a)(b)(c)	15,000	14,999
Societe Generale North America, Inc.
1.01%, 08/10/09 (a)	7,000	6,992
Solitaire Funding, L.L.C.
0.47%, 08/03/09 (a)(b)(c)	3,000	2,999
0.45%, 08/11/09 (a)(b)(c)	18,000	17,991
0.55%, 09/14/09 (a)(b)(c)	1,000	999

18 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Straight A Funding, L.L.C.
0.36%, 08/27/09 (a)(b)(c)	4,000	3,998
0.37%, 09/01/09 (a)(b)(c)	7,000	6,996
0.37%, 09/16/09 (a)(b)(c)	10,000	9,992
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/02/10 (a)(c)	8,000	7,936
Thames Asset Global Securitization No. 1, Inc.
0.36%, 08/17/09 (a)(b)(c)	1,000	1,000
Thunder Bay Funding, L.L.C.
0.40%, 07/06/09 (a)(b)(c)	5,000	5,000
0.48%, 07/14/09 (a)(b)(c)	5,000	4,999
0.47%, 07/15/09 (a)(b)(c)	1,000	1,000
0.34%, 09/11/09 (a)(b)(c)	9,000	8,994
Ticonderoga Funding, L.L.C.
0.30%, 07/16/09 (a)(b)(c)	7,000	6,999
0.43%, 09/16/09 (a)(b)(c)	1,000	999
Variable Funding Capital Corp.
0.35%, 07/09/09 (a)(b)(c)	2,000	2,000
0.45%, 07/14/09 (a)(b)(c)	16,000	15,997
0.28%, 08/05/09 (a)(b)(c)	9,000	8,998
0.98%, 10/20/09 (a)(b)(c)	1,000	997
Westpac Banking Corp.
0.85%, 10/26/09 (c)	2,000	1,994
0.46%, 12/04/09 (c)	7,000	6,986
Westpac Securities NZ Ltd.
0.38%, 09/28/09 (a)(c)	1,000	999
Whistlejacket Capital, L.L.C.
n/a, n/a, (c)(d)(f)	141	141
Windmill Funding Corp.
0.65%, 07/02/09 (a)(b)(c)	15,000	15,000
Yorktown Capital, L.L.C.
0.48%, 08/10/09 (a)(b)(c)	1,000	999
0.55%, 08/18/09 (a)(b)(c)	17,000	16,988
0.40%, 09/21/09 (a)(b)(c)	4,000	3,996
0.53%, 10/05/09 (a)(b)(c)	10,000	9,986

		720,018

Fixed-Rate Coupon Note 0.8%
Federal Home Loan Bank
0.49%, 04/13/10	17,000	17,053

Fixed-Rate Discount Notes 19.4%
Fannie Mae
0.50%, 07/01/09	11,000	11,000
0.50%, 07/02/09	5,000	5,000
0.18%, 08/24/09	30,000	29,992
0.24%, 09/01/09	10,000	9,996
0.25%, 09/22/09	21,000	20,988
0.76%, 12/01/09	6,000	5,981
Federal Home Loan Bank
0.18%, 07/10/09	22,000	21,999
0.60%, 08/14/09	20,000	19,985
0.20%, 08/19/09	10,000	9,997
0.20%, 08/21/09	2,000	2,000
0.23%, 09/22/09	15,000	14,992
1.22%, 12/04/09	9,000	8,953
0.45%, 01/06/10	6,000	5,986
0.51%, 01/12/10	17,000	16,953
0.50%, 02/01/10	15,000	14,955
Freddie Mac
0.17%, 07/20/09	16,000	15,999
0.17%, 08/03/09	7,000	6,999
0.18%, 08/10/09	31,000	30,994
0.19%, 08/17/09	14,000	13,997
0.60%, 09/02/09	17,000	16,982
0.61%, 09/15/09	90,000	89,884
0.60%, 09/21/09	16,000	15,978
0.60%, 09/23/09	22,000	21,969
0.70%, 09/23/09	9,000	8,985

		420,564

Total Fixed-Rate Obligations (Cost $1,854,642)		1,854,642

Variable-Rate Obligations 10.0% of net assets
California Pollution Control Financing Authority
0.65%, 07/01/09 (a)	1,000	1,000
Deutsche Bank AG
1.05%, 07/30/09	5,000	5,001
Eagle County Colorado Taxable Housing Facilities
1.60%, 07/02/09 (a)	1,500	1,500
Fannie Mae
1.03%, 07/13/09	85,000	84,948
Federal Home Loan Bank
0.01%, 09/22/09	10,000	10,000
Freddie Mac
0.01%, 09/18/09	15,000	15,000
0.58%, 09/24/09	25,000	25,017
Goldman Sachs Group Inc., (FDIC Insured)
1.32%, 09/16/09 (a)(c)(d)(e)	8,000	8,000
Hewlett Packard Co.
1.05%, 09/03/09	5,000	5,006
Procter & Gamble International
1.00%, 08/07/09	9,000	9,000
Rabobank Nederland
1.26%, 07/14/09	7,000	7,000
Royal Bank of Canada
1.03%, 08/19/09	25,000	25,000
Societe Generale
0.50%, 09/11/09	15,000	15,000
Westpac Banking Corp.
1.09%, 08/20/09	4,000	4,000

Total Variable-Rate Obligations (Cost $215,472)		215,472

See financial notes 19

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investment 5.0% of net assets

Repurchase Agreements 5.0%
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $111,101.
0.11%, issued 06/30/09, due 07/01/09	108,921	108,920

Total Other Investment (Cost $108,920)		108,920

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $2,179,034.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $534,140 or 24.6% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $8,141 or 0.4% of net assets.
(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.
(f)	Whistlejacket notes are in receivership, and the fund has elected and sold all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund held by the receiver that is being held to cover any remaining expenses and liabilities associated with receivership.

20 See financial notes

 Schwab Investor Money Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$2,179,034
Receivables:
Fund shares sold		1,984
Interest		1,313
Prepaid expenses	+	201

Total assets		2,182,532

Liabilities
Payables:
Investments bought		5,993
Investment adviser and administrator fees		32
Transfer agent and shareholder services fees		44
Fund shares redeemed		7,605
Distributions to shareholders		18
Trustees’ fees		2
Accrued expenses	+	81

Total liabilities		13,775

Net Assets
Total assets		2,182,532
Total liabilities	−	13,775

Net assets		$2,168,757
Net Assets by Source
Capital received from investors		2,170,311
Net realized capital losses		(1,554)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,168,757		2,170,226		$1.00

See financial notes 21

 Schwab Investor Money Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$10,594

Net Realized Gains and Losses
Net realized losses on investments		(1,554)

Expenses
Investment adviser and administrator fees		3,858
Transfer agent and shareholder service fees		2,898
Temporary Guarantee Program expense		479
Shareholder reports		100
Portfolio accounting fees		46
Registration fees		43
Custodian fees		43
Professional fees		20
Trustees’ fees		20
Other expenses	+	11

Total expenses		7,518
Expense reduction by adviser and Schwab	−	459

Net expenses		7,059

Increase (Decrease) in Net Assets from Operations
Total investment income		10,594
Net expenses	−	7,059

Net investment income		3,535
Net realized losses	+	(1,554)

Increase in net assets from operations		$1,981

22 See financial notes

 Schwab Investor Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$3,535	$56,419
Net realized gains (losses)	+	(1,554)	257

Increase in net assets from operations		1,981	56,676

Distributions to Shareholders
Distributions from net investment income		3,650	56,419

Transactions in Fund Shares*
Shares sold		711,851	2,781,863
Shares reinvested		3,444	53,113
Shares redeemed	+	(904,966)	(2,563,979)

Net transactions in fund shares		(189,671)	270,997

Net Assets
Beginning of period		2,360,097	2,088,843
Total increase (decrease)	+	(191,340)	271,254

End of period		$2,168,757	$2,360,097

Net investment income not yet distributed		$−	$115

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 23

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security

24

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank, State Street Corp., under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, they are not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 30, 2009, the funds adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

 25

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Various inputs are used in determining the value of the funds’ investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2009:

Retirement Advantage Money Fund:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations	—	$860,923	—	$860,923

Variable-Rate Obligations	—	92,624	—	92,624
Other Investments	—	56,593	—	56,593

Total	$—	$1,010,140	$—	$1,010,140

26

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Schwab Investor Money Fund:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations	—	$1,854,642	—	$1,854,642

Variable-Rate Obligations	—	215,472	—	215,472
Other Investments	—	108,920	—	108,920

Total	$—	$2,179,034	$—	$2,179,034

*	The funds had no Other Financial Instruments.

3. Risk factors:

Investing in a fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. An investment in a fund is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds. A fund could lose money or underperform as a result of a default on the part of a portfolio investment. The additional risks of any foreign investments are due to reasons ranging from lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. The manager’s maturity decisions also will affect a fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to a fund’s prospectus for a complete description of the principal risks of investing in the fund.

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009; and on March 31, 2009, the Treasury announced a further extension of the Program for the period from May 1, 2009 through September 18, 2009 (together, the ”Program Extensions”). According to the Treasury, the Program will not be extended beyond September 18, 2009. The Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The Retirement Advantage Money fund and the Investor fund paid $89 and $239, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the Retirement Advantage Money fund and the Investor Money fund paid $133 and $359, respectively, to participate in the first extension of the Program, which covers the period December 19, 2008 through April 30, 2009. The Retirement Advantage Money fund and the Investor Money fund paid $133 and $359, respectively, to participate in the second Program Extension, which covers the period May 1, 2009 through September 18, 2009. Subject to provisions contained in the guarantee agreement signed by the fund, the Program guarantees that the shareholders in the fund as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below

 27

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

4. U.S. Treasury Temporary Guarantee Program (continued):
       (All dollar amounts are x 1,000)

$0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The cost of participating in the Program and the Program Extensions is borne by each participating fund and will not be subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and during the reporting period was the trust’s transfer agent and shareholder services agent. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds. Prior to July 1, 2009, BFDS served as the funds’ sub-transfer agent.

For the transfer agent and shareholder services provided during the reporting period, Schwab received an annual fee payable monthly based on the funds’ average daily net assets as follows:

	Transfer Agent Fees	Shareholder Service Fees
Retirement Advantage Money Fund	0.05%	0.17%
Investor Money Fund	0.05%	0.20%

Effective July 1, 2009, the trust adopted a Shareholder Servicing Plan (the “Plan”) on behalf of certain funds of the trust. Pursuant to the Plan, the fund pays Schwab to provide certain account maintenance, customer liaison and shareholder services to fund shareholders. The fund also pays for certain administration services it provides to fund shareholders invested in the Sweep Shares of the fund. Under the Plan, Schwab will be entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Shareholder Service Fees

Retirement Advantage Money Fund	0.22%
Investor Money Fund	0.25%

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement with the Retirement Advantage Money Fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.49% through April 29, 2011. This additional agreement ensures that any increase in the fund’s other expenses as a result of the appointment of BFDS as transfer agent and Schwab as a shareholder service provider will be offset by the expense limitation.

In addition, effective January 1, 2009 through December 31, 2009, CSIM and Schwab agreed to voluntarily waive an additional 0.035% of the Retirement Advantage Money Fund and Investor Money Fund expenses.

In addition to the contractual expense limitation noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain each fund’s net yield at a certain level as determined by Schwab and the

28

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

investment adviser. Schwab and the investment adviser may recapture from each fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. As of June 30, 2009, the balance of the recoupable expenses is as follows:

Expiration	Retirement Advantage Money Fund	Investor Money Fund

12/31/2012	$—	$53

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of June 30, 2009, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds had no borrowing from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

8. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the funds had no capital loss carry forwards.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2008, the funds had no deferred realized net capital losses, and there were no capital losses being utilized to offset capital gains.

As of December 31, 2008, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for State purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the fund’s financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2008, the funds did not incur any interest or penalties.

 29

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

9. Subsequent Events:

In accordance with the provision set forth in FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the funds’ financial statements through June 30, 2009. Management has determined that there are no material events that would require disclosure in the funds’ financial statements through August 14, 2009.

30

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on April 27, 2009 and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the

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Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007;	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

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Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	68	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None

34

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature which reflects the security’s Effective Maturity Date. For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle (SIV) SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only

36

purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity (see definition of maturity) of all the debt securities in its portfolio or the date the interest rate on those securities is reset or those securities that can be redeemed through demand, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 37

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13605-13

Schwab Advisor Cash Reserves ®

Semiannual Report
June 30, 2009

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past six months, investors have had to endure the continuing effects of a recessionary economy. Volatile equity prices and low yields on government-backed securities have been among the numerous market challenges. In addition, corporate bankruptcies, regulatory changes, and securitized-asset troubles have reshaped fixed income and equity markets causing us to reassess and reexamine where these markets stood before the crisis and where they might take us in the future.

Despite this economic backdrop, Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the period. The funds also maintained a positive net yield. However, a low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities has translated into relatively low yields. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

Information specific to Schwab’s money funds, such as a question and answer document, recent holdings for select money funds, and information on Schwab’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds can be found on schwab.com under the Money Market Funds page and on schwabinstitutional.com

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000, while additional resources may be found on schwab.com

Thank you for investing with us.

Sincerely,

Schwab Advisor Cash Reserves 1

The Investment Environment

Investment conditions in the U.S. financial marketplace remained difficult to gauge as a climate of economic recession persisted, but showed signs of improving during the latter half of the reporting period. Broad-market equity indexes, such as the S&P 500 Index® and Russell 1000 Index® displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX) – a measure of U.S. stock market price fluctuations – declined from March through the end of the period, settling around 30 after touching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Treasury yields, though still relatively low, inched higher toward the end of the period. From a policy perspective, economic stability and stimulus measures enacted in the U.S. and around the world acted to slow the pace of economic degradation and have encouraged investors to reengage markets in some cases.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and consumer confidence reflected the recessionary environment, but some indicators improved during the period. GDP – the output of goods and services produced by labor and property located in the United States – decreased at an annual rate of 5.7% in the first quarter of 2009 compared with a decline of 6.3% in the fourth quarter of 2008, according to the Bureau of Economic Analysis. The unemployment rate continued to rise, increasing to 9.4% in May, driven by job losses in the manufacturing sector. However, the Consumer Confidence Index improved in both April and May. As of May 26, 2009 the Index stood at 54.9, compared to 26.9 in March.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yield on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.16% and 2-year Treasuries yielded 1.12%.

Despite the depression in yields, the Fed signaled that lending and liquidity conditions were beginning to improve by making modifications to emergency lending programs. In late June, the Fed announced that the Schedule 1 Term Security Lending Facility – a program that lent Treasury securities – would be suspended on July 1, 2009. In addition, reductions were made in the amount of credit auctioned under the Term Auction Facility, which was designed to provide cash to commercial lenders, and the Term Security Lending Facility, which makes funds available to primary bond dealers.

Earlier in the period, the Fed extended the Money Market Funds Guarantee Program until September 18, 2009. However, no fund has had to draw on the insurance provided by the program. In a separate move, the U.S. Securities and Exchange Commission (SEC) proposed new rules for money market funds aimed at preventing a repeat of the scenario that caused the collapse of the Reserve Primary Fund. The proposal modifies current restrictions on money funds and requires that funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. As of the reporting date, the SEC was seeking public comment on the proposal.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Advisor Cash Reserves

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Advisor Cash Reserves 3

Schwab Advisor Cash Reserves®

The Schwab Advisor Cash Reserves provided safety and liquidity to shareholders throughout the reporting period, while emphasizing credit quality over yield. The fund’s low yield is a product of both a low interest rate environment and the fund managers’ conservative investment strategy. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand acted to suppress yields on government agency and other securities that the fund invests in to provide safety and liquidity. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate (LIBOR)—a key benchmark for short term interest rates—which declined during the period.

The fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—ranged between 48 and 63 days (from 12/31/08-6/30/09). Due to the low interest rate environment, the WAM was extended toward the long end of this range in the last several months of the period in an effort to bolster yield. In addition, Charles Schwab & Co. and the fund’s investment adviser voluntarily waived and/or reimbursed certain fees or expenses to maintain a positive net yield*. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 6/30/09:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	25.4%
16-30 Days	6.8%
31-60 Days	30.3%
61-90 Days	22.0%
91-120 Days	5.2%
More than 120 Days	10.3%

 Statistics

Weighted Average Maturity[2]	58 days
Credit Quality of Holdings[3] % of portfolio	99.9% Tier 1

 Portfolio Composition by Security Type4

% of Investments

U.S. Treasury	1.1%
Government Agency	29.9%
Repurchase Agreements	2.7%
Commercial Paper (CP)
Asset Backed CP	13.4%
Bank/Financial CP	5.1%
Corporate CP	0.9%
TLGP CP5	5.1%
Certificates of Deposit	35.1%
Bank Notes (BN)
TLGP BN5	1.4%
Other BN	2.1%
Corporate Notes (CN)
TLGP CN5	0.5%
Other CN	1.4%
Time Deposits	1.3%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

*Schwab and the investment adviser may recapture expenses or fees they waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes Section.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

4 Schwab Advisor Cash Reserves®

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Advisor
	Cash Reserves
	Sweep Shares	Premier Sweep Shares

Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment[1]	*	*

Seven-Day Yield[2]	0.02%	0.02%

Seven-Day Yield—No Waiver[3]	-0.09%	-0.16%

Seven-Day Effective Yield[2]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Advisor Cash Reserves® 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2009 and held through June 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/09	at 6/30/09	1/1/09-6/30/09

Schwab Advisor Cash Reserves Fund®
Sweep Shares
Actual Return	0.65%	$1,000	$1,001.20	$3.23
Hypothetical 5% Return	0.65%	$1,000	$1,021.57	$3.26
Premier Sweep Shares
Actual Return	0.59%	$1,000	$1,001.50	$2.93
Hypothetical 5% Return	0.59%	$1,000	$1,021.87	$2.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Advisor Cash Reserves

Schwab Advisor Cash Reservestm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	8/19/04[1]–
Sweep Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]	0.02	0.05	0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.00)[2]		(0.02)	(0.05)	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.12	[3]	2.36	4.78	4.47	2.63	0.45	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	[4,5]	0.65 [6]	0.66	0.68	0.69	0.69	[5]
Gross operating expenses	0.77	[5]	0.75	0.75	0.84	0.85	0.85	[5]
Net investment income (loss)	0.26	[5]	2.34	4.67	4.48	2.65	1.30	[5]
Net assets, end of period ($ x 1,000,000)	6,424		7,286	6,416	5,222	1,898	1,271

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	8/19/04[1]–
Premier Sweep Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]	0.02	0.05	0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.00)[2]		(0.02)	(0.05)	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total Return (%)	0.15	[3]	2.43	4.86	4.57	2.73	0.48	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[4,5]	0.58 [6]	0.59	0.59	0.59	0.59	[5]
Gross operating expenses	0.77	[5]	0.75	0.75	0.84	0.85	0.85	[5]
Net investment income (loss)	0.32	[5]	2.42	4.74	4.56	2.75	1.41	[5]
Net assets, end of period ($ x 1,000,000)	14,791		16,245	15,023	10,784	3,728	2,344

* Unaudited.

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 The ratio of net operating expenses would have been 0.61% for the Sweep Shares and 0.55% for the Premier Sweep Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.
5 Annualized.
6 The ratio of net operating expenses would have been 0.64% for the Sweep Shares and 0.57% for the Premier Sweep Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

See financial notes 7

 Schwab Advisor Cash Reserves

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

85.5%		Fixed-Rate Obligations	18,130,431	18,130,431
11.7%		Variable-Rate Obligations	2,477,614	2,477,614
2.7%		Other Investments	572,706	572,706
1.1%		U.S. Government Security	244,688	244,688

101.0%		Total Investments	21,425,439	21,425,439
(1	.0)%	Other Assets and Liabilities, Net		(210,684)

100.0%		Net Assets		21,214,755

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 85.5% of net assets

Bank Notes 1.4%
Bank of America, N.A., (FDIC Insured)
0.75%, 08/24/09 (a)(e)	199,000	199,000
Wells Fargo Bank, N.A.
0.20%, 07/06/09	100,000	100,000

		299,000

Certificates of Deposit 33.1%
Abbey National Treasury Services PLC
0.31%, 08/31/09 (a)	85,000	85,000
Australia & New Zealand Banking Group Ltd.
0.60%, 07/10/09	9,000	9,000
0.40%, 08/12/09	77,000	77,000
0.85%, 10/22/09	40,000	40,000
0.50%, 12/03/09	113,000	113,000
0.50%, 12/15/09	24,000	24,000
0.47%, 12/18/09	28,000	28,000
Banco Bilbao Vizcaya Argentaria S.A.
0.60%, 07/20/09	162,000	162,000
0.55%, 07/27/09	25,000	25,000
Bank of America, N.A.
0.60%, 09/24/09	46,000	46,000
0.61%, 10/21/09	196,000	196,000
0.60%, 10/22/09	59,000	59,000
Bank of Nova Scotia
0.60%, 07/07/09	140,000	140,000
0.60%, 07/13/09	100,000	100,000
0.62%, 07/14/09	83,000	83,000
Bank of the West
0.32%, 09/14/09	34,000	34,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.88%, 12/02/09	95,000	95,000
0.78%, 12/07/09	13,000	13,000
Barclays Bank PLC
1.10%, 07/13/09	59,000	59,000
1.05%, 12/10/09	42,000	42,000
BNP Paribas
1.02%, 07/06/09	14,000	14,000
0.98%, 07/07/09	38,000	38,000
1.05%, 07/09/09	9,000	9,000
1.05%, 07/10/09	5,000	5,000
1.20%, 07/16/09	9,000	9,000
0.96%, 08/13/09	127,000	127,000
1.00%, 08/14/09	348,000	348,000
1.01%, 08/14/09	165,000	165,001
0.68%, 09/02/09	65,000	65,000
0.65%, 09/10/09	71,000	71,000
0.39%, 10/05/09	14,000	14,000
Branch Banking & Trust
0.45%, 10/26/09	50,000	50,000
0.42%, 11/04/09	2,000	2,000
Citibank, N.A.
0.50%, 09/02/09	15,000	15,000
0.55%, 09/18/09	94,000	94,000
0.60%, 09/23/09	218,000	218,000
0.60%, 09/24/09	80,000	80,000
0.58%, 09/28/09	6,000	6,000
0.55%, 10/09/09	23,000	23,000
Commonwealth Bank of Australia
0.41%, 08/21/09	27,000	27,000
0.55%, 11/30/09	38,000	38,001
0.48%, 12/17/09	22,000	22,000
Credit Agricole S.A.
0.85%, 08/20/09	90,000	90,000
0.90%, 09/01/09	108,000	108,000
0.50%, 10/08/09	6,000	6,000
0.53%, 10/09/09	5,000	5,000
0.54%, 10/15/09	113,000	113,000
Deutsche Bank AG
0.62%, 07/06/09	100,000	100,000
0.62%, 07/08/09	5,000	5,000
0.62%, 07/09/09	38,000	38,000
DnB NOR Bank ASA
0.40%, 09/01/09	25,000	25,000
0.32%, 09/17/09	80,000	80,000
HSBC Bank PLC
0.66%, 07/07/09	98,000	98,000
Intesa Sanpaolo
0.50%, 09/21/09	34,000	34,000
0.43%, 10/08/09	75,000	75,000
0.43%, 10/14/09	36,000	36,001
0.44%, 10/19/09	69,000	69,000
Lloyds TSB Bank PLC
0.59%, 09/14/09	70,000	70,000
0.58%, 09/16/09	205,000	205,000

8 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Mitsubishi UFJ Trust & Banking Corp.
0.54%, 08/20/09	68,000	68,000
0.56%, 08/26/09	46,000	46,000
0.47%, 08/28/09	100,000	100,000
Mizuho Corporate Bank Ltd.
0.50%, 08/13/09	210,000	210,000
National Australia Bank Ltd.
0.45%, 08/12/09	30,000	30,000
1.00%, 10/22/09	14,000	14,000
0.51%, 12/22/09	107,000	107,000
0.49%, 12/29/09	78,000	78,000
0.50%, 01/04/10	90,000	90,002
Nordea Bank Finland PLC
0.33%, 07/07/09	30,000	30,000
Rabobank Nederland
1.00%, 09/03/09	177,000	177,000
1.00%, 09/09/09	9,000	9,000
1.00%, 09/10/09	213,000	213,000
Royal Bank of Canada
0.30%, 09/17/09	155,000	155,000
Royal Bank of Scotland PLC
0.74%, 09/03/09	200,000	200,000
0.82%, 09/08/09	2,000	2,000
0.69%, 10/07/09	52,000	52,001
0.68%, 10/09/09	50,000	50,000
Societe Generale
1.11%, 07/09/09	112,000	112,000
1.17%, 07/13/09	120,000	120,000
State Street Bank & Trust
1.00%, 08/18/09	69,000	69,000
Sumitomo Mitsui Banking Corp.
0.79%, 08/05/09	13,000	13,001
0.70%, 08/10/09	40,000	40,000
0.50%, 08/17/09	12,000	12,002
0.55%, 08/18/09	158,000	158,002
Sumitomo Trust & Banking Co.
1.12%, 07/07/09	35,000	35,000
1.12%, 07/15/09	13,000	13,000
0.55%, 09/15/09	37,000	37,000
Svenska Handelsbanken AB
0.60%, 07/20/09	69,000	69,002
0.35%, 08/24/09	45,000	45,001
Toronto Dominion Bank
0.90%, 07/06/09	31,000	31,000
1.00%, 08/14/09	150,000	150,027
1.00%, 09/08/09	3,000	3,000
1.00%, 09/16/09	13,000	13,000
1.00%, 09/17/09	53,000	53,000
1.00%, 09/21/09	36,000	36,000
1.50%, 12/11/09	90,000	90,000
Union Bank, N.A.
0.50%, 07/16/09	35,000	35,000
0.50%, 08/05/09	55,000	55,000
Westpac Banking Corp.
0.50%, 12/14/09	170,000	170,000

		7,017,041

Commercial Paper & Other Corporate Obligations 24.6%
Alpine Securitization Corp.
0.28%, 07/16/09 (a)(b)(c)	75,000	74,991
0.35%, 09/02/09 (a)(b)(c)	100,000	99,939
0.40%, 10/08/09 (a)(b)(c)	16,000	15,982
Amsterdam Funding Corp.
0.85%, 07/15/09 (a)(b)(c)	30,000	29,990
ANZ National (Int’l) Ltd.
0.48%, 09/11/09 (a)	40,000	39,962
Atlantis One Funding Corp.
0.85%, 10/23/09 (a)(b)(c)	30,000	29,919
0.83%, 10/27/09 (a)(b)(c)	37,000	36,899
0.75%, 11/03/09 (a)(b)(c)	16,000	15,958
Bank of America Corp., (FDIC Insured)
0.60%, 07/13/09 (a)(e)	71,000	70,986
0.25%, 07/30/09 (a)(e)	29,000	28,994
0.24%, 08/18/09 (a)(e)	115,000	114,963
Cancara Asset Securitization, L.L.C.
0.65%, 09/10/09 (a)(b)(c)	40,000	39,949
CBA (Delaware) Finance, Inc.
0.32%, 08/28/09 (a)	187,000	186,904
Chariot Funding, L.L.C.
0.10%, 07/01/09 (a)(b)(c)	25,000	25,000
0.32%, 07/06/09 (a)(b)(c)	20,000	19,999
0.40%, 07/13/09 (a)(b)(c)	50,000	49,993
0.28%, 07/14/09 (a)(b)(c)	79,000	78,992
0.28%, 07/20/09 (a)(b)(c)	15,000	14,998
Ciesco, L.L.C.
0.95%, 08/06/09 (a)(b)(c)	229,000	228,783
Citigroup Funding, Inc.
0.40%, 07/29/09 (a)	84,000	83,974
Citigroup Funding, Inc., (FDIC Insured)
0.24%, 08/06/09 (a)(e)	34,000	33,992
0.30%, 08/10/09 (a)(e)	71,000	70,976
0.29%, 08/11/09 (a)(e)	233,000	232,923
Dakota CP Notes of Citibank Credit Card Issuance Trust
1.03%, 07/02/09 (b)(c)	90,000	89,997
1.05%, 07/02/09 (b)(c)	98,239	98,236
0.85%, 07/28/09 (b)(c)	77,000	76,951
Danske Corp. (Danish Government Guarantee)
1.21%, 07/06/09 (a)(c)	5,000	4,999
1.20%, 07/14/09 (a)(c)	11,000	10,995
0.43%, 10/30/09 (a)(c)	130,000	129,812
0.43%, 11/04/09 (a)(c)	60,000	59,910
Falcon Asset Securitization Corp.
0.32%, 07/01/09 (a)(b)(c)	30,000	30,000
0.25%, 07/07/09 (a)(b)(c)	15,000	14,999
Gemini Securitization Corp., L.L.C.
0.40%, 07/09/09 (a)(b)(c)	10,000	9,999
0.46%, 07/17/09 (a)(b)(c)	35,000	34,993
0.33%, 09/01/09 (a)(b)(c)	22,000	21,988
General Electric Capital Corp., (FDIC Insured)
0.47%, 08/21/09 (a)(e)	239,000	238,841
0.65%, 08/25/09 (a)(e)	12,000	11,988
0.58%, 09/11/09 (a)(e)	75,000	74,913
0.42%, 11/05/09 (a)(e)	45,000	44,933
0.42%, 11/06/09 (a)(e)	43,000	42,936
0.40%, 11/09/09 (a)(e)	116,000	115,831
JP Morgan Chase Funding, Inc.
0.36%, 07/07/09 (a)	98,000	97,994
0.36%, 07/09/09 (a)	100,000	99,992
0.32%, 09/15/09 (a)	22,000	21,985
Jupiter Securitization Corp.
0.28%, 07/14/09 (a)(b)(c)	50,000	49,995
0.30%, 07/17/09 (a)(b)(c)	19,000	18,998
Kitty Hawk Funding Corp.
0.27%, 07/22/09 (a)(b)(c)	14,902	14,900
0.27%, 07/24/09 (a)(b)(c)	15,335	15,332

See financial notes 9

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.48%, 09/23/09 (a)(b)(c)	42,001	41,954
Nationwide Building Society
0.64%, 10/07/09	60,000	59,896
Nestle Capital Corp.
0.28%, 07/08/09 (c)	125,000	124,993
0.28%, 07/15/09 (c)	20,000	19,998
0.22%, 08/13/09 (c)	25,000	24,994
Nordea North America, Inc.
0.33%, 07/06/09 (a)	50,000	49,998
0.30%, 07/08/09 (a)	100,000	99,994
Old Line Funding, L.L.C.
0.05%, 07/01/09 (a)(b)(c)	14,000	14,000
0.40%, 07/07/09 (a)(b)(c)	100,000	99,993
0.50%, 09/10/09 (a)(b)(c)	29,733	29,704
0.34%, 09/15/09 (a)(b)(c)	19,000	18,986
0.35%, 09/15/09 (a)(b)(c)	86,842	86,778
Park Avenue Receivables Co., L.L.C.
0.28%, 07/07/09 (a)(b)(c)	42,000	41,998
Ranger Funding Co., L.L.C.
0.33%, 08/20/09 (a)(b)(c)	47,197	47,175
0.39%, 09/08/09 (a)(b)(c)	9,769	9,762
0.43%, 09/21/09 (a)(b)(c)	88,000	87,914
0.48%, 09/23/09 (a)(b)(c)	30,947	30,912
Reckitt Benckiser Treasury Services
0.42%, 07/28/09 (a)(c)	10,000	9,997
0.42%, 08/10/09 (a)(c)	12,000	11,994
Sheffield Receivables Corp.
0.30%, 07/09/09 (a)(b)(c)	14,000	13,999
0.34%, 09/02/09 (a)(b)(c)	75,000	74,955
Solitaire Funding, L.L.C.
0.61%, 07/09/09 (a)(b)(c)	50,000	49,993
0.61%, 07/10/09 (a)(b)(c)	25,000	24,996
0.80%, 08/07/09 (a)(b)(c)	55,000	54,955
0.78%, 08/11/09 (a)(b)(c)	112,000	111,901
Starbird Funding Corp.
0.35%, 09/17/09 (a)(b)(c)	2,000	1,999
Straight A Funding, L.L.C.
0.39%, 08/18/09 (a)(b)(c)	100,000	99,948
0.37%, 09/02/09 (a)(b)(c)	9,000	8,994
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/01/10 (a)(c)	75,000	74,400
Thames Asset Global Securitization No. 1, Inc.
0.36%, 08/17/09 (a)(b)(c)	44,000	43,979
Thunder Bay Funding, L.L.C.
0.50%, 07/06/09 (a)(b)(c)	50,000	49,997
0.47%, 07/15/09 (a)(b)(c)	15,000	14,997
0.50%, 08/17/09 (a)(b)(c)	40,757	40,730
0.35%, 09/10/09 (a)(b)(c)	47,734	47,701
0.34%, 09/11/09 (a)(b)(c)	43,000	42,971
Ticonderoga Funding, L.L.C.
0.43%, 09/16/09 (a)(b)(c)	10,000	9,991
UBS Finance (Delaware), Inc.
0.31%, 07/28/09 (a)	15,000	14,997
Variable Funding Capital Corp.
0.35%, 07/09/09 (a)(b)(c)	15,000	14,999
0.26%, 07/31/09 (a)(b)(c)	64,948	64,934
0.28%, 08/05/09 (a)(b)(c)	40,000	39,989
0.98%, 10/15/09 (a)(b)(c)	27,000	26,923
0.98%, 10/20/09 (a)(b)(c)	94,000	93,719
Westpac Banking Corp.
0.40%, 08/10/09 (c)	30,000	29,987
0.46%, 12/04/09 (c)	14,000	13,972
Westpac Securities NZ Ltd.
0.38%, 09/28/09 (a)(c)	7,000	6,993
Whistlejacket Capital, L.L.C.
n/a, n/a, (c)(d)(f)	2,739	2,739
Windmill Funding Corp.
0.85%, 07/13/09 (a)(b)(c)	27,000	26,992
0.39%, 08/20/09 (a)(b)(c)	85,000	84,954
0.41%, 10/01/09 (a)(b)(c)	35,000	34,963
Yorktown Capital, L.L.C.
0.39%, 09/08/09 (a)(b)(c)	10,000	9,993
0.53%, 10/05/09 (a)(b)(c)	24,000	23,966

		5,224,249

Fixed-Rate Coupon Notes 1.4%
Federal Home Loan Bank
0.55%, 06/01/10	155,000	154,919
0.56%, 06/04/10	90,000	89,985
Freddie Mac
1.25%, 11/30/09	40,000	40,472

		285,376

Fixed-Rate Discount Notes 23.7%
Fannie Mae
0.50%, 07/01/09	113,000	113,000
0.50%, 07/02/09	89,000	88,999
0.17%, 07/21/09	181,100	181,083
0.18%, 08/03/09	431,000	430,929
0.18%, 08/24/09	182,000	181,951
0.25%, 09/22/09	10,000	9,994
0.76%, 12/01/09	62,000	61,802
Federal Home Loan Bank
0.18%, 07/01/09	300,000	300,000
0.18%, 07/08/09	50,000	49,998
0.23%, 07/08/09	110,480	110,475
0.18%, 07/10/09	30,000	29,999
0.23%, 07/10/09	100,000	99,994
0.22%, 07/14/09	225,000	224,982
0.18%, 07/15/09	233,000	232,984
0.17%, 08/03/09	180,000	179,972
0.20%, 08/04/09	120,000	119,977
0.20%, 08/11/09	48,000	47,989
0.19%, 08/12/09	357,900	357,822
0.60%, 08/14/09	40,000	39,971
0.60%, 08/21/09	170,000	169,855
0.62%, 09/01/09	50,000	49,947
0.60%, 09/09/09	265,160	264,851
0.50%, 02/01/10	195,000	194,418
Freddie Mac
0.17%, 08/03/09	66,000	65,990
0.18%, 08/10/09	229,900	229,854
0.19%, 08/17/09	227,000	226,944
0.60%, 08/17/09	132,000	131,897
0.60%, 09/01/09	185,000	184,809
0.62%, 09/01/09	290,000	289,690
0.60%, 09/02/09	170,000	169,821
0.61%, 09/15/09	180,000	179,768

		5,019,765

10 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Time Deposit 1.3%
Bank of Ireland
0.30%, 07/01/09	100,000	100,000
Citibank, N.A.
0.13%, 07/01/09	185,000	185,000

		285,000

Total Fixed-Rate Obligations (Cost $18,130,431)		18,130,431

Variable-Rate Obligations 11.7% of net assets
Bank of America, N.A.
1.24%, 07/30/09	200,000	200,000
1.21%, 08/06/09	150,000	150,000
Bank of America, N.A., (FDIC Insured)
0.97%, 08/05/09 (a)(e)	111,000	111,000
Breckenridge Terrace, L.L.C.
1.60%, 07/02/09 (a)	1,000	1,000
Commonwealth Bank of Australia
1.27%, 08/03/09	50,000	50,000
Deutsche Bank AG
0.84%, 07/21/09	100,000	100,000
Eagle County, Co.
1.60%, 07/02/09 (a)	2,000	2,000
Fannie Mae
1.03%, 07/13/09	470,000	469,813
0.97%, 08/05/09	120,000	119,952
Federal Home Loan Bank
0.79%, 07/06/09	200,000	200,000
0.01%, 09/22/09	100,000	100,000
Freddie Mac
0.58%, 09/24/09	214,000	213,941
Goldman Sachs Group Inc., (FDIC Insured)
1.32%, 09/16/09 (a)(c)(d)(e)	75,000	75,000
0.76%, 09/17/09 (a)(e)	25,000	25,000
Hewlett Packard Co.
1.05%, 09/03/09	20,000	20,023
Rabobank Nederland
1.26%, 07/14/09	33,000	33,000
1.20%, 07/24/09	285,000	285,000
0.70%, 09/29/09	70,000	70,000
Societe Generale
0.50%, 09/11/09	120,000	120,000
Svenska Handelsbanken AB
1.40%, 07/06/09 (c)	50,000	50,000
Tenderfoot Seasonal Housing, L.L.C.
1.60%, 07/02/09 (a)	2,885	2,885
Westpac Banking Corp.
1.09%, 08/20/09	79,000	79,000

Total Variable-Rate Obligations (Cost $2,477,614)		2,477,614

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 2.7% of net assets

Repurchase Agreements 2.7%
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $61,204.
0.02%, issued 06/30/2009,
due 07/01/09	60,000	60,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $104,763
0.11%, issued 06/30/2009,
due 07/01/09	102,706	102,706
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $71,403
0.16%, issued 06/25/2009,
due 07/02/09	70,002	70,000
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $40,800
0.01%, issued 06/30/09,
due 07/01/09	40,000	40,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $315,000
0.05%, issued 06/30/09,
due 07/01/09	300,000	300,000

Total Other Investments (Cost $572,706)		572,706

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Security 1.1% of net assets

U.S. Treasury Bills 1.1%
U.S. Treasury Bills
0.30%, 12/03/09	245,000	244,688

Total U.S. Government Security (Cost $244,688)		244,688

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $21,425,439.

See financial notes 11

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,511,277 or 16.6% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $77,739 or 0.4% of net assets.
(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(f)	Whistlejacket notes are in receivership, and the fund has elected and sold all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund held by the receiver that is being held to cover any remaining expenses and liabilities associated with receivership.

12 See financial notes

 Schwab Advisor Cash Reserves

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$21,425,439
Receivables:
Interest		13,827
Prepaid expenses	+	1,748

Total assets		21,441,014

Liabilities
Payables:
Investments bought		223,976
Investment adviser and administrator fees		363
Transfer agent and shareholder services fees		414
Distributions to shareholders		175
Payable to custodian		13
Trustees’ fees		2
Accrued expenses	+	1,316

Total liabilities		226,259

Net Assets
Total assets		21,441,014
Total liabilities	−	226,259

Net assets		$21,214,755
Net Assets by Source
Capital received from investors		21,243,563
Net realized capital losses		(28,808)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$6,424,072		6,432,544		$1.00
Premier Sweep Shares	$14,790,683		14,809,609		$1.00

See financial notes 13

 Schwab Advisor Cash Reserves

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$103,782

Net Realized Gains and Losses
Net realized losses on investments		(28,808)

Expenses
Investment adviser and administrator fees		35,084
Transfer agent and shareholder service fees:
Sweep Shares		13,969
Premier Sweep Shares		31,910
Temporary Guarantee Program expense		4,152
Registration fees		1,931
Shareholder reports		414
Custodian fees		344
Portfolio accounting fees		237
Professional fees		72
Trustees’ fees		46
Other expenses	+	99

Total expenses		88,258
Expense reduction by adviser and Schwab	−	18,565

Net expenses		69,693

Increase (Decrease) in Net Assets from Operations
Total investment income		103,782
Net expenses	−	69,693

Net investment income		34,089
Net realized losses	+	(28,808)

Increase in net assets from operations		$5,281

14 See financial notes

 Schwab Advisor Cash Reserves

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$34,089	$536,267
Net realized gains (losses)	+	(28,808)	1,399

Increase in net assets from operations		5,281	537,666

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		8,909	158,219
Premier Sweep Shares	+	25,180	378,048

Total distributions from net investment income		34,089	536,267

Transactions in Fund Shares*
Shares Sold
Sweep Shares		10,579,149	30,481,173
Premier Sweep Shares	+	31,397,286	90,682,111

Total shares sold		41,976,435	121,163,284

Shares Reinvested
Sweep Shares		8,758	154,952
Premier Sweep Shares	+	24,709	368,025

Total shares reinvested		33,467	522,977

Shares Redeemed
Sweep Shares		(11,440,711)	(29,767,182)
Premier Sweep Shares	+	(32,856,366)	(89,828,735)

Total shares redeemed		(44,297,077)	(119,595,917)

Net transactions in fund shares		(2,287,175)	2,090,344

Net Assets
Beginning of period		23,530,738	21,438,995
Total increase (decrease)	+	(2,315,983)	2,091,743

End of period		$21,214,755	$23,530,738

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 15

 Schwab Advisor Cash Reserves

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

16

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income every day it is open for business. These distributions are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Corp., under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) Accounting Pronouncements:

The fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 30, 2009, the fund adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are

 17

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

Various inputs are used in determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2009:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations	—	18,130,431	—	18,130,431

Variable-Rate Obligations	—	2,477,614	—	2,477,614

Other Investments	—	572,706	—	572,706

U.S. Government Securities	—	244,688	—	244,688

Total	$—	$21,425,439	$—	$21,425,439

*	The fund had no Other Financial Instruments.

18

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

3. Risk factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund could lose money or underperform as a result of a default on the part of a portfolio investment. The additional risks of any foreign investments are due to reasons ranging from lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. The manager’s maturity decisions also will affect the fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a complete description of the principal risks of investing in the fund.

4. U.S. Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period from December 19, 2008 through April 30, 2009; and on March 31, 2009, the Treasury announced a further extension of the Program for the period from May 1, 2009 through September 18, 2009 (together, the “Program Extensions”). According to the Treasury, the Program will not be extended beyond September 18, 2009. The Schwab Advisor Cash Reserves fund, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The fund paid $2,074 to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the fund paid $3,111 to participate in the extension of the first Program, which covered the period December 18, 2008 through April 30, 2009. The fund paid $3,111 to participate in the second Program Extension, which covers the period May 1, 2009 through September 18, 2009. Subject to provisions contained in the guarantee agreement signed by the fund, the Program guarantees that the shareholders in the fund as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market funds net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the periods, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The cost of participating in the Program and the Program Extensions is borne by each participating fund and will not be subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

 19

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and during the reporting period was the trust’s transfer agent and shareholder services agent. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the fund. Prior to July 1, 2009, BFDS served as the fund’s sub-transfer agent.

For the transfer agent and shareholder services provided during the reporting period, Schwab received an annual fee payable monthly based on the fund’s average daily net assets as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.20%	0.20%
Premier Sweep Shares	0.20%	0.20%

Effective July 1, 2009, the trust adopted a Shareholder Servicing Plan (the “Plan”) on behalf of certain funds of the trust. Pursuant to the Plan, the fund pays Schwab to provide certain account maintenance, customer liaison and shareholder services to fund shareholders. The fund also pays for certain administration services it provides to fund shareholders invested in the Sweep Shares of the fund. Under the Plan, Schwab will be entitled to receive an annual fee payable monthly based on the funds’ average daily net assets as follows:

Shareholder Service Fees

Sweep Shares	0.40%
Premier Sweep Shares	0.40%

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the fund as follows:

Sweep Shares	0.66%
Premier Sweep Shares	0.59%

The agreement may only be amended or terminated with the approval of the Fund’s Board of Trustees. This agreement ensures that any increase in the fund’s other expenses as a result of the appointment of BFDS as transfer agent and Schwab as a shareholder service provider will be offset by the expense limitation.

In addition, effective January 1, 2009 through December 31, 2009, CSIM and Schwab agreed to voluntarily waive an additional 0.035% of the fund’s expenses.

In addition to the contractual expense limitation noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain the fund’s net yield at a certain level as determined by Schwab and the investment adviser. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such

20

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

payment. This recapture could negatively affect the fund’s future yield. As of June 30, 2009, the balance of recoupable expenses is as follows:

Expiration	Schwab Advisor Cash Reserved Fund

12/31/2012	$561

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2009 the fund’s aggregate security transactions with other Schwab Funds were $100,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but the trust did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowings from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund had no borrowing from the lines of credit during the period.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the fund had no capital loss carry forwards.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2008, the fund had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains.

As of December 31, 2008, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2008, the fund did not incur any interest or penalties.

9. Subsequent Events:

In accordance with the provision set forth in FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the fund’s financial statements through June 30, 2009. Management has determined that there are no material events that would require additional disclosure in the fund’s financial statement through August 14, 2009.

 21

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Advisor Cash Reserves, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on April 27, 2009 and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser

22

profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 23

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007;	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

24

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	68	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None

 25

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature which reflects the security’s Effective Maturity Date. For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle (SIV) SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only

 27

purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity (see definition of maturity) of all the debt securities in its portfolio or the date the interest rate on those securities is reset or those securities that can be redeemed through demand, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

28

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceeded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32959-04

Schwab Cash Reservestm

Semiannual Report
June 30, 2009

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past six months, investors have had to endure the continuing effects of a recessionary economy. Volatile equity prices and low yields on government-backed securities have been among the numerous market challenges. In addition, corporate bankruptcies, regulatory changes, and securitized-asset troubles have reshaped fixed income and equity markets causing us to reassess and reexamine where these markets stood before the crisis and where they might take us in the future.

Despite this economic backdrop, Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the period. The funds also maintained a positive net yield. However, a low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities has translated into relatively low yields. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

Information specific to Schwab’s money funds, such as a question and answer document, recent holdings for select money funds, and information on Schwab’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds can be found on schwab.com under the Money Market Funds page and on schwabinstitutional.com

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000, while additional resources may be found on schwab.com

Thank you for investing with us.

Sincerely,

Schwab Cash Reserves 1

The Investment Environment

Investment conditions in the U.S. financial marketplace remained difficult to gauge as a climate of economic recession persisted, but showed signs of improving during the latter half of the reporting period. Broad-market equity indexes, such as the S&P 500 Index® and Russell 1000 Index® displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX) – a measure of U.S. stock market price fluctuations – declined from March through the end of the period, settling around 30 after touching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Treasury yields, though still relatively low, inched higher toward the end of the period. From a policy perspective, economic stability and stimulus measures enacted in the U.S. and around the world acted to slow the pace of economic degradation and have encouraged investors to reengage markets in some cases.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and consumer confidence reflected the recessionary environment, but some indicators improved during the period. GDP – the output of goods and services produced by labor and property located in the United States – decreased at an annual rate of 5.7% in the first quarter of 2009 compared with a decline of 6.3% in the fourth quarter of 2008, according to the Bureau of Economic Analysis. The unemployment rate continued to rise, increasing to 9.4% in May, driven by job losses in the manufacturing sector. However, the Consumer Confidence Index improved in both April and May. As of May 26, 2009 the Index stood at 54.9, compared to 26.9 in March.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yield on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.16% and 2-year Treasuries yielded 1.12%.

Despite the depression in yields, the Fed signaled that lending and liquidity conditions were beginning to improve by making modifications to emergency lending programs. In late June, the Fed announced that the Schedule 1 Term Security Lending Facility – a program that lent Treasury securities – would be suspended on July 1, 2009. In addition, reductions were made in the amount of credit auctioned under the Term Auction Facility, which was designed to provide cash to commercial lenders, and the Term Security Lending Facility, which makes funds available to primary bond dealers.

Earlier in the period, the Fed extended the Money Market Funds Guarantee Program until September 18, 2009. However, no fund has had to draw on the insurance provided by the program. In a separate move, the U.S. Securities and Exchange Commission (SEC) proposed new rules for money market funds aimed at preventing a repeat of the scenario that caused the collapse of the Reserve Primary Fund. The proposal modifies current restrictions on money funds and requires that funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. As of the reporting date, the SEC was seeking public comment on the proposal.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Cash Reserves

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Cash Reserves 3

Schwab Cash Reservestm

The Schwab Cash Reserves provided safety and liquidity to shareholders throughout the reporting period, while emphasizing credit quality over yield. The fund’s low yield is a product of both a low interest rate environment and the fund managers’ conservative investment strategy. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand acted to suppress yields on government agency and other securities that the fund invests in to provide safety and liquidity. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate (LIBOR)—a key benchmark for short term interest rates—which declined during the period.

The fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—ranged between 46 and 64 days (from 12/31/08-6/30/09). Due to the low interest rate environment, the WAM was extended toward the long end of this range in the last several months of the period in an effort to bolster yield. In addition, Charles Schwab & Co. and the fund’s investment adviser voluntarily waived and/or reimbursed certain fees or expenses to maintain a positive net yield*. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 6/30/09:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	26.0%
16-30 Days	9.7%
31-60 Days	20.7%
61-90 Days	24.3%
91-120 Days	7.3%
More than 120 Days	12.0%

 Statistics

Weighted Average Maturity[2]	63 days
Credit Quality of Holdings[3] % of portfolio	99.9% Tier 1

 Portfolio Composition by Security Type4

% of Investments

U.S. Treasury	1.1%
Government Agency	26.6%
Repurchase Agreements	4.4%
Commercial Paper (CP)
Asset Backed CP	16.2%
Bank/Financial CP	4.9%
Corporate CP	0.6%
TLGP CP5	5.6%
Certificates of Deposit	36.3%
Bank Notes (BN)
TLGP BN5	0.8%
Other BN	0.8%
Corporate Notes (CN)
TLGP CN5	0.4%
Other CN	1.8%
Time Deposits	0.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose

*Schwab and the investment adviser may recapture expenses or fees they waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes Section.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

4 Schwab Cash Reservestm

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Cash Reserves
Sweep Shares

Ticker Symbol	SWSXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.07%

Seven-Day Yield—No Waiver[3]	-0.02%

Seven-Day Effective Yield[2]	0.07%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Cash Reservestm 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2009 and held through June 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/09	at 6/30/09	1/1/09–6/30/09

Schwab Cash Reserves Fundtm
Actual Return	0.62%	$1,000	$1,001.30	$3.08
Hypothetical 5% Return	0.62%	$1,000	$1,021.72	$3.11

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Cash Reserves

Schwab Cash Reservestm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	8/12/04 [1] –
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]	0.02	0.05	0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.00)[2]		(0.02)	(0.05)	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.13	[3]	2.36	4.77	4.50	2.65	0.46	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.62	[4]	0.66 [5]	0.68	0.69	0.69	0.69	[4]
Gross operating expenses	0.76	[4]	0.73	0.74	0.82	0.92	1.05	[4]
Net investment income (loss)	0.27	[4]	2.33	4.66	4.59	2.90	1.24	[4]
Net assets, end of period ($ x 1,000,000)	29,294		29,253	26,162	16,738	822	140

* Unaudited.
1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.65%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

See financial notes 7

 Schwab Cash Reserves

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

85.2%		Fixed-Rate Obligations	24,938,382	24,938,382
11.4%		Variable-Rate Obligations	3,345,010	3,345,010
4.5%		Other Investments	1,326,531	1,326,531
1.1%		U.S. Government Security	314,599	314,599

102.2%		Total Investments	29,924,522	29,924,522
(2	.2)%	Other Assets and Liabilities, Net		(630,651)

100.0%		Net Assets		29,293,871

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 85.2% of net assets

Bank Notes 1.1%
Bank of America, N.A., (FDIC Insured)
0.75%, 08/24/09 (a)(e)	170,000	170,000
Wells Fargo Bank, N.A.
0.20%, 07/06/09	150,000	150,000

		320,000

Certificates of Deposit 34.3%
Abbey National Treasury Services PLC
0.32%, 08/27/09 (a)	119,000	119,001
Australia & New Zealand Banking Group Ltd.
0.60%, 07/10/09	97,000	97,000
0.40%, 08/12/09	44,000	44,000
0.85%, 10/22/09	10,000	10,000
0.50%, 12/03/09	121,000	121,000
0.48%, 12/16/09	58,000	58,000
Banco Bilbao Vizcaya Argentaria S.A.
0.60%, 07/20/09	242,000	242,000
Bank of America, N.A.
1.25%, 08/07/09	218,000	218,000
1.39%, 09/04/09	298,000	298,000
0.60%, 09/24/09	37,000	37,000
0.55%, 10/16/09	192,000	192,000
0.61%, 10/21/09	246,000	246,000
0.60%, 10/22/09	129,000	129,000
Bank of Nova Scotia
0.60%, 07/07/09	2,000	2,000
0.60%, 07/13/09	120,000	120,000
0.62%, 07/14/09	81,000	81,000
0.55%, 07/24/09	29,000	29,000
0.56%, 07/29/09	13,000	13,000
0.48%, 08/11/09	18,000	18,000
0.30%, 09/17/09	150,000	150,000
Bank of the West
0.32%, 09/14/09	88,000	88,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.99%, 07/07/09	65,000	65,000
0.64%, 08/11/09	30,000	30,000
0.82%, 08/17/09	54,000	54,000
0.88%, 12/02/09	12,000	12,000
0.77%, 01/05/10	195,000	195,000
Barclays Bank PLC
1.10%, 07/13/09	26,000	26,000
0.45%, 08/13/09	17,000	17,000
1.05%, 12/10/09	53,000	53,000
BNP Paribas
0.98%, 07/07/09	16,000	16,000
1.05%, 07/09/09	276,000	276,000
1.05%, 07/10/09	148,000	148,000
1.20%, 07/16/09	5,000	5,000
1.15%, 07/20/09	65,000	65,000
0.96%, 08/13/09	9,000	9,000
1.00%, 08/14/09	191,000	191,000
1.01%, 08/14/09	117,000	117,001
0.68%, 09/02/09	105,000	105,000
0.64%, 09/03/09	104,000	104,000
0.41%, 09/23/09	67,000	67,000
0.39%, 10/05/09	81,000	81,000
Branch Banking & Trust
0.45%, 10/23/09	22,000	22,000
0.42%, 11/04/09	52,000	52,002
Citibank, N.A.
0.55%, 09/18/09	94,000	94,000
0.60%, 09/23/09	58,000	58,000
0.60%, 09/24/09	20,000	20,000
0.58%, 09/28/09	44,000	44,000
0.57%, 10/05/09	332,000	332,000
0.55%, 10/09/09	159,000	159,000
Commonwealth Bank of Australia
0.51%, 07/31/09	217,000	217,000
0.41%, 08/21/09	52,000	52,000
0.55%, 08/27/09	55,000	55,000
Credit Agricole S.A.
0.87%, 08/14/09	100,000	100,016
0.85%, 08/20/09	3,000	3,000
0.90%, 09/01/09	91,000	91,000
0.60%, 09/08/09	100,000	100,000
0.50%, 10/08/09	142,000	142,000
0.53%, 10/09/09	8,000	8,000
Deutsche Bank AG
0.62%, 07/08/09	130,000	130,000
0.50%, 08/04/09	44,000	44,000
DnB NOR Bank ASA
0.40%, 09/01/09	47,000	47,000

8 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

HSBC Bank PLC
0.66%, 07/07/09	50,000	50,000
Intesa Sanpaolo
0.46%, 09/21/09	1,000	1,000
0.50%, 09/21/09	59,000	59,000
0.43%, 10/08/09	112,000	112,000
0.46%, 10/13/09	27,000	27,000
0.43%, 10/14/09	7,000	7,000
0.44%, 10/19/09	53,000	53,000
0.44%, 10/23/09	35,000	35,001
Lloyds TSB Bank PLC
0.58%, 09/09/09	32,000	32,000
0.59%, 09/14/09	55,000	55,000
0.58%, 09/16/09	300,000	300,000
Mitsubishi UFJ Trust & Banking Corp.
0.73%, 08/12/09	58,000	58,000
0.56%, 08/26/09	24,000	24,000
Mizuho Corporate Bank Ltd.
0.85%, 07/22/09	88,000	88,000
0.50%, 08/13/09	208,000	208,000
National Australia Bank Ltd.
0.60%, 07/01/09	90,000	90,000
0.45%, 08/12/09	45,000	45,000
1.00%, 10/22/09	15,000	15,000
0.51%, 12/22/09	180,000	180,000
0.52%, 01/07/10	108,000	108,003
Nordea Bank Finland PLC
0.33%, 07/07/09	40,000	40,000
Rabobank Nederland
1.00%, 09/03/09	14,000	14,000
1.00%, 09/09/09	187,000	187,000
1.00%, 09/10/09	12,000	12,000
1.01%, 09/10/09	50,000	49,999
1.00%, 09/17/09	4,000	4,000
1.11%, 05/03/10	83,000	83,000
1.04%, 06/11/10	80,000	80,000
1.00%, 06/14/10	60,000	60,000
Royal Bank of Scotland PLC
1.25%, 07/09/09	39,000	39,000
1.55%, 07/14/09	60,000	60,000
1.50%, 07/23/09	19,000	19,000
0.72%, 09/03/09	213,000	213,000
0.74%, 09/03/09	84,000	84,000
0.69%, 10/07/09	20,000	20,001
Societe Generale
1.11%, 07/09/09	125,000	125,000
1.17%, 07/13/09	145,000	145,000
0.97%, 08/17/09	18,000	18,000
State Street Bank & Trust
0.47%, 08/10/09	39,000	39,000
0.90%, 08/19/09	50,000	50,000
Sumitomo Mitsui Banking Corp.
0.35%, 07/17/09	50,000	50,013
0.79%, 08/05/09	43,000	43,003
0.70%, 08/10/09	50,000	50,000
0.65%, 08/12/09	96,000	96,000
0.55%, 08/18/09	30,000	30,000
0.45%, 09/09/09	30,000	30,000
Sumitomo Trust & Banking Co.
1.12%, 07/15/09	60,000	60,000
0.55%, 09/11/09	58,000	58,000
Svenska Handelsbanken AB
0.60%, 07/20/09	123,000	123,003
0.35%, 08/24/09	63,000	63,001
Toronto Dominion Bank
1.00%, 08/14/09	145,000	145,026
1.00%, 09/16/09	28,000	28,000
1.00%, 09/17/09	10,000	10,000
1.00%, 09/21/09	145,000	145,000
0.90%, 11/02/09	55,000	55,046
1.47%, 11/12/09	73,000	73,000
Union Bank, N.A.
0.50%, 07/16/09	45,000	45,000
0.31%, 08/31/09	74,000	74,000
Westpac Banking Corp.
0.84%, 10/15/09	242,000	242,000

		10,027,116

Commercial Paper & Other Corporate Obligations 27.9%
Alpine Securitization Corp.
0.25%, 07/08/09 (a)(b)(c)	121,950	121,944
0.25%, 07/10/09 (a)(b)(c)	30,000	29,998
0.28%, 07/16/09 (a)(b)(c)	33,000	32,996
0.30%, 07/21/09 (a)(b)(c)	54,000	53,991
0.40%, 10/08/09 (a)(b)(c)	8,000	7,991
Amsterdam Funding Corp.
0.85%, 07/15/09 (a)(b)(c)	20,000	19,993
ANZ National (Int’l) Ltd.
0.48%, 09/11/09 (a)	10,000	9,990
Atlantis One Funding Corp.
0.85%, 10/23/09 (a)(b)(c)	36,000	35,903
0.75%, 11/03/09 (a)(b)(c)	167,000	166,565
0.60%, 12/09/09 (a)(b)(c)	100,000	99,732
0.56%, 12/15/09 (a)(b)(c)	32,000	31,917
Australia & New Zealand Banking Group
0.33%, 08/31/09	115,000	114,936
Bank of America Corp., (FDIC Insured)
0.60%, 07/13/09 (a)(e)	142,000	141,972
0.25%, 07/22/09 (a)(e)	149,000	148,978
0.25%, 07/28/09 (a)(e)	60,000	59,989
Cancara Asset Securitization, L.L.C.
0.85%, 08/13/09 (a)(b)(c)	17,000	16,983
0.65%, 09/10/09 (a)(b)(c)	36,000	35,954
CBA (Delaware) Finance, Inc.
0.40%, 07/06/09 (a)	40,000	39,998
Chariot Funding, L.L.C.
0.10%, 07/01/09 (a)(b)(c)	10,000	10,000
0.32%, 07/06/09 (a)(b)(c)	50,000	49,998
0.28%, 07/10/09 (a)(b)(c)	50,000	49,997
0.40%, 07/13/09 (a)(b)(c)	50,000	49,993
0.28%, 07/14/09 (a)(b)(c)	113,850	113,838
0.30%, 07/17/09 (a)(b)(c)	56,000	55,993
0.28%, 07/20/09 (a)(b)(c)	30,000	29,996
0.28%, 07/27/09 (a)(b)(c)	67,000	66,986
Citigroup Funding, Inc.
0.40%, 07/24/09 (a)	50,000	49,987
Citigroup Funding, Inc., (FDIC Insured)
0.25%, 07/08/09 (a)(e)	100,000	99,995
0.25%, 07/10/09 (a)(e)	168,000	167,989
0.31%, 07/16/09 (a)(e)	175,000	174,977
0.31%, 07/21/09 (a)(e)	170,000	169,971
0.24%, 08/06/09 (a)(e)	160,000	159,962
0.30%, 08/10/09 (a)(e)	6,000	5,998
CRC Funding, L.L.C.
1.05%, 07/02/09 (a)(b)(c)	302,000	301,991

See financial notes 9

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Dakota CP Notes of Citibank Credit Card Issuance Trust
1.03%, 07/02/09 (b)(c)	189,000	188,995
1.05%, 07/02/09 (b)(c)	99,000	98,997
0.85%, 07/28/09 (b)(c)	7,000	6,996
0.53%, 09/02/09 (b)(c)	65,000	64,940
Danske Corp. (Danish Government Guarantee)
1.20%, 07/14/09 (a)(c)	8,000	7,997
0.40%, 11/03/09 (a)(c)	215,000	214,701
0.56%, 01/06/10 (a)(c)	68,000	67,800
DnB NOR Bank ASA
0.82%, 07/02/09	64,000	63,999
0.51%, 09/28/09	38,000	37,952
Falcon Asset Securitization Corp.
0.32%, 07/01/09 (a)(b)(c)	42,000	42,000
0.25%, 07/06/09 (a)(b)(c)	35,000	34,999
0.32%, 07/06/09 (a)(b)(c)	51,000	50,998
0.25%, 07/07/09 (a)(b)(c)	10,000	10,000
0.29%, 07/23/09 (a)(b)(c)	159,927	159,899
0.29%, 07/24/09 (a)(b)(c)	101,028	101,009
Gemini Securitization Corp., L.L.C.
0.33%, 09/01/09 (a)(b)(c)	17,000	16,990
0.33%, 09/10/09 (a)(b)(c)	98,000	97,936
General Electric Capital Corp., (FDIC Insured)
0.47%, 08/21/09 (a)(e)	133,000	132,911
0.58%, 09/11/09 (a)(e)	175,000	174,797
0.35%, 09/22/09 (a)(e)	37,000	36,970
0.40%, 10/30/09 (a)(e)	85,000	84,886
0.42%, 11/05/09 (a)(e)	65,000	64,904
0.42%, 11/06/09 (a)(e)	65,000	64,903
JP Morgan Chase & Co.
0.25%, 07/06/09	18,000	17,999
JP Morgan Chase Funding, Inc.
0.36%, 07/07/09 (a)	110,000	109,993
0.32%, 09/15/09 (a)	167,000	166,887
Jupiter Securitization Corp.
0.25%, 07/01/09 (a)(b)(c)	92,000	92,000
0.30%, 07/07/09 (a)(b)(c)	75,000	74,996
0.30%, 07/17/09 (a)(b)(c)	25,000	24,997
0.29%, 07/23/09 (a)(b)(c)	21,913	21,909
0.29%, 07/24/09 (a)(b)(c)	107,992	107,972
0.29%, 07/30/09 (a)(b)(c)	21,000	20,995
Nationwide Building Society
0.65%, 10/05/09	9,000	8,984
0.65%, 10/06/09	50,000	49,912
0.64%, 10/07/09	29,000	28,949
Nestle Capital Corp.
0.28%, 07/08/09 (c)	75,000	74,996
0.28%, 07/15/09 (c)	80,000	79,991
0.22%, 08/13/09 (c)	25,000	24,993
Nordea North America, Inc.
0.30%, 08/18/09 (a)	112,700	112,655
Old Line Funding, L.L.C.
0.50%, 07/06/09 (a)(b)(c)	117,617	117,609
0.46%, 07/13/09 (a)(b)(c)	45,392	45,385
0.34%, 08/20/09 (a)(b)(c)	50,000	49,976
0.35%, 09/03/09 (a)(b)(c)	136,000	135,915
0.34%, 09/10/09 (a)(b)(c)	63,928	63,885
0.50%, 09/10/09 (a)(b)(c)	30,000	29,970
0.34%, 09/15/09 (a)(b)(c)	8,000	7,994
Park Avenue Receivables Co., L.L.C.
0.28%, 07/07/09 (a)(b)(c)	50,000	49,998
0.29%, 07/20/09 (a)(b)(c)	100,000	99,985
0.29%, 07/23/09 (a)(b)(c)	51,015	51,006
Ranger Funding Co., L.L.C.
0.38%, 09/21/09 (a)(b)(c)	19,000	18,984
Reckitt Benckiser Treasury Services PLC
0.42%, 07/28/09 (a)(c)	4,000	3,999
Sheffield Receivables Corp.
0.30%, 08/03/09 (a)(b)(c)	45,000	44,988
0.35%, 09/24/09 (a)(b)(c)	150,000	149,876
Societe Generale North America, Inc.
1.01%, 08/10/09 (a)	13,000	12,985
Solitaire Funding, L.L.C.
0.61%, 07/09/09 (a)(b)(c)	50,000	49,993
0.61%, 07/10/09 (a)(b)(c)	61,000	60,991
0.45%, 07/20/09 (a)(b)(c)	38,000	37,991
0.80%, 08/07/09 (a)(b)(c)	80,000	79,934
0.78%, 08/11/09 (a)(b)(c)	31,000	30,972
0.62%, 08/19/09 (a)(b)(c)	47,000	46,960
0.55%, 09/14/09 (a)(b)(c)	18,000	17,979
Starbird Funding Corp.
0.35%, 09/17/09 (a)(b)(c)	28,000	27,979
0.38%, 09/23/09 (a)(b)(c)	61,000	60,946
Straight A Funding, L.L.C.
0.43%, 08/17/09 (a)(b)(c)	20,000	19,989
0.39%, 08/18/09 (a)(b)(c)	75,000	74,961
0.34%, 08/26/09 (a)(b)(c)	10,000	9,995
0.36%, 08/27/09 (a)(b)(c)	14,000	13,992
0.37%, 09/02/09 (a)(b)(c)	41,000	40,973
0.35%, 09/04/09 (a)(b)(c)	10,000	9,994
0.37%, 09/16/09 (a)(b)(c)	125,000	124,901
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/01/10 (a)(c)	103,000	102,176
Thunder Bay Funding, L.L.C.
0.40%, 07/06/09 (a)(b)(c)	46,880	46,877
0.50%, 07/06/09 (a)(b)(c)	50,000	49,997
0.48%, 07/14/09 (a)(b)(c)	40,455	40,448
0.50%, 08/17/09 (a)(b)(c)	30,000	29,980
0.35%, 09/02/09 (a)(b)(c)	100,000	99,939
UBS Finance (Delaware), Inc.
0.31%, 07/28/09 (a)	117,000	116,973
Variable Funding Capital Corp.
0.45%, 07/14/09 (a)(b)(c)	119,000	118,981
0.28%, 08/05/09 (a)(b)(c)	18,000	17,995
0.98%, 10/15/09 (a)(b)(c)	23,000	22,934
0.98%, 10/20/09 (a)(b)(c)	46,000	45,862
0.90%, 10/27/09 (a)(b)(c)	89,000	88,737
Westpac Banking Corp.
0.40%, 08/06/09 (c)	46,149	46,131
0.40%, 08/10/09 (c)	31,000	30,986
0.46%, 11/23/09 (c)	45,000	44,917
Whistlejacket Capital, L.L.C.
n/a, n/a, (c)(d)(f)	2,826	2,826
Windmill Funding Corp.
0.65%, 07/02/09 (a)(b)(c)	8,000	8,000
0.85%, 07/02/09 (a)(b)(c)	7,000	7,000
0.39%, 08/20/09 (a)(b)(c)	7,000	6,996
0.41%, 10/01/09 (a)(b)(c)	50,000	49,948
Yorktown Capital, L.L.C.
0.39%, 09/08/09 (a)(b)(c)	40,000	39,970

		8,180,086

Fixed-Rate Coupon Notes 2.3%
Fannie Mae
1.25%, 12/10/09	47,000	47,540

10 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Home Loan Bank
0.49%, 04/13/10	115,000	115,361
0.55%, 06/01/10	8,495	8,491
0.55%, 06/03/10	170,000	169,984
0.56%, 06/04/10	220,000	219,963
0.55%, 06/11/10	113,580	118,584

		679,923

Fixed-Rate Discount Notes 19.1%
Fannie Mae
0.50%, 07/01/09	216,000	216,000
0.50%, 07/02/09	92,000	91,999
0.17%, 08/03/09	240,000	239,963
0.17%, 08/05/09	390,000	389,936
0.17%, 08/20/09	225,000	224,947
0.24%, 09/01/09	200,000	199,919
0.70%, 09/15/09	180,000	179,734
0.25%, 09/22/09	228,000	227,869
0.76%, 12/01/09	80,000	79,745
Federal Home Loan Bank
0.30%, 07/01/09	238,000	238,000
0.18%, 07/06/09	20,000	19,999
0.18%, 07/10/09	6,000	6,000
0.23%, 07/10/09	100,000	99,994
0.18%, 07/15/09	172,000	171,988
0.18%, 07/17/09	214,250	214,233
0.19%, 07/17/09	17,200	17,199
0.20%, 07/22/09	140,000	139,984
0.20%, 08/04/09	332,000	331,937
0.20%, 08/11/09	284,585	284,520
0.18%, 08/12/09	138,275	138,246
0.60%, 08/14/09	50,000	49,963
0.18%, 08/20/09	175,000	174,956
0.20%, 08/21/09	61,000	60,983
0.60%, 08/21/09	95,000	94,919
0.22%, 09/02/09	98,656	98,618
0.20%, 09/04/09	77,000	76,972
0.60%, 09/09/09	105,000	104,878
0.23%, 09/22/09	125,000	124,934
0.45%, 01/06/10	21,000	20,950
0.50%, 02/01/10	95,000	94,716
Freddie Mac
0.23%, 07/06/09	70,000	69,998
0.17%, 08/03/09	123,200	123,181
0.18%, 08/03/09	50,000	49,992
0.60%, 08/17/09	200,000	199,844
0.62%, 09/01/09	365,000	364,610
0.61%, 09/15/09	277,000	276,643
0.27%, 11/30/09	98,000	97,888

		5,596,257

Time Deposit 0.5%
Bank of Ireland
0.30%, 07/01/09	135,000	135,000

Total Fixed-Rate Obligations (Cost $24,938,382)		24,938,382

Variable-Rate Obligations 11.4% of net assets
Bank of America, N.A.
1.24%, 07/30/09	100,000	100,000
Bank of America, N.A., (FDIC Insured)
0.97%, 08/05/09 (a)(e)	80,000	80,000
Deutsche Bank AG
0.84%, 07/21/09	100,000	100,000
1.05%, 07/30/09	41,000	41,013
Fannie Mae
1.03%, 07/13/09	200,000	199,862
0.97%, 08/05/09	50,000	49,980
Federal Home Loan Bank
0.79%, 07/06/09	100,000	100,000
0.27%, 07/13/09	325,000	324,587
0.01%, 09/22/09	200,000	200,000
Freddie Mac
0.58%, 09/24/09	514,000	514,545
0.01%, 12/18/09	300,000	300,000
Goldman Sachs Group Inc., (FDIC Insured)
1.32%, 09/16/09 (a)(c)(d)(e)	95,000	95,000
0.76%, 09/17/09 (a)(e)	30,000	30,000
Hewlett Packard Co.
1.05%, 09/03/09	20,000	20,023
Procter & Gamble International
1.00%, 08/07/09	62,000	62,000
Rabobank Nederland
1.26%, 07/14/09	273,000	273,000
0.70%, 09/29/09	75,000	75,000
Royal Bank of Canada
1.03%, 08/19/09	285,000	285,000
Societe Generale
0.50%, 09/11/09	140,000	140,000
Svenska Handelsbanken AB
1.40%, 07/06/09 (c)	50,000	50,000
0.45%, 10/02/09 (c)	240,000	240,000
Tenderfoot Seasonal Housing, L.L.C.
1.60%, 07/02/09 (a)	3,000	3,000
Westpac Banking Corp.
1.09%, 08/20/09	62,000	62,000

Total Variable-Rate Obligations (Cost $3,345,010)		3,345,010

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 4.5% of net assets

Repurchase Agreements 4.5%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $410,444.
0.07%, issued 06/30/09,
due 07/01/09	400,001	400,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $81,603.
0.02%, issued 06/30/2009,
due 07/01/09	80,000	80,000

See financial notes 11

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $47,462.
0.11%, issued 06/30/2009,
due 07/01/09	46,531	46,531
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $96,904.
0.16%, issued 06/25/2009,
due 07/02/09	95,001	95,000
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement collateralized by U.S. Treasury Securities with a value of $56,100.
0.01%, issued 06/30/09,
due 07/01/09	55,000	55,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $574,977.
0.05%, issued 06/30/09,
due 07/01/09	550,001	550,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $102,000.
0.09%, issued 06/30/09,
due 07/01/09	100,000	100,000

Total Other Investments (Cost $1,326,531)		1,326,531

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Security 1.1% of net assets

U.S. Treasury Bill 1.1%
U.S. Treasury Bill
0.30%, 12/03/09	315,000	314,599

Total U.S. Government Security (Cost $314,599)		314,599

End of Investments.

(All dollar amounts are x 1,000)

At 6/30/09, the tax basis cost of the fund’s investments was $29,924,522.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,933,685 or 20.3% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $97,826 or 0.3% of net assets.
(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.
(f)	Whistlejacket notes are in receivership, and the fund has elected and sold all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund held by the receiver that is being held to cover any remaining expenses and liabilities associated with receivership.

12 See financial notes

 Schwab Cash Reserves

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$29,924,522
Receivables:
Interest		19,244
Due from investment adviser		264
Prepaid expenses	+	2,453

Total assets		29,946,483

Liabilities
Payables:
Investments bought		649,702
Transfer agent and shareholder services fees		962
Payable to custodian		13
Distributions to shareholders		994
Trustees’ fees		4
Accrued expenses	+	937

Total liabilities		652,612

Net Assets
Total assets		29,946,483
Total liabilities	−	652,612

Net assets		$29,293,871
Net Assets by Source
Capital received from investors		29,322,666
Net realized capital losses		(28,795)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$29,293,871		29,320,987		$1.00

See financial notes 13

 Schwab Cash Reserves

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$131,490

Net Realized Gains and Losses
Net realized losses on investments		(28,795)

Expenses
Investment adviser and administrator fees		44,108
Transfer agent and shareholder service fees		59,248
Temporary Guarantee Program expense		5,839
Registration fees		1,539
Custodian fees		460
Shareholder reports		352
Portfolio accounting fees		310
Professional fees		92
Trustees’ fees		55
Other expenses	+	125

Total expenses		112,128
Expense reduction by adviser and Schwab	−	19,931

Net expenses		92,197

Increase (Decrease) in Net Assets from Operations
Total investment income		131,490
Net expenses	−	92,197

Net investment income		39,293
Net realized losses	+	(28,795)

Increase in net assets from operations		$10,498

14 See financial notes

 Schwab Cash Reserves

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$39,293	$668,083
Net realized gains (losses)	+	(28,795)	1,796

Increase in net assets from operations		10,498	669,879

Distributions to Shareholders
Distributions from net investment income		39,363	668,083

Transactions in Fund Shares*
Shares sold		45,369,076	121,498,747
Shares reinvested		38,010	657,452
Shares redeemed	+	(45,337,840)	(119,066,570)

Net transactions in fund shares		69,246	3,089,629

Net Assets
Beginning of period		29,253,490	26,162,065
Total increase	+	40,381	3,091,425

End of period		$29,293,871	$29,253,490

Net investment income not yet distributed		$−	$70

*	Transactions took place at $1.00 per share; figures for shares quantities are the same as for dollars.

See financial notes 15

 Schwab Cash Reserves

Financial Notes, unaudited

1. Structure of the Fund:

Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Cash Reserves offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security

16

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income every day it is open for business. These distributions are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credits:

The fund has an arrangement with its custodian bank, State Street Bank., under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) Accounting Pronouncements:

The fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 30, 2009, the fund adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

 17

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Various inputs are used in determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2009:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations	—	24,938,382	—	24,938,382

Variable-Rate Obligations	—	3,345,010	—	3,345,010
Other Investments	—	1,326,531	—	1,326,531

U.S. Government Securities	—	314,599	—	314,599

Total	$—	$29,924,522	$—	$29,924,522

*	The fund had no Other Financial Instruments.

3. Risk factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the

18

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

3. Risk factors (continued):

value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund could lose money or underperform as a result of a default on the part of a portfolio investment. The additional risks of any foreign investments are due to reasons ranging from lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. The manager’s maturity decisions also will affect the fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a complete description of the principal risks of investing in the fund.

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period from December 19, 2008 through April 30, 2009; and on March 31, 2009, the Treasury announced a further extension of the Program for the period from May 1, 2009 through September 18, 2009 (together, the “Program Extensions”). According to the Treasury, the Program will not be extended beyond September 18, 2009. The Schwab Cash Reserves fund, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The fund paid $2,917 to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the fund paid $4,375 to participate in the extension of the first Program, which covers the period December 18, 2008 through April 30, 2009. The fund paid $4,375 to participate in the second Program Extension, which covers the period May 1, 2009 through September 18, 2009. Subject to provisions contained in the guarantee agreement signed by the fund, the Program guarantees that the shareholders in the fund as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the periods, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The cost of participating in the Program and the Program Extensions is borne by each participating fund and will not be subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

 19

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and during the reporting period was the trust’s transfer agent and shareholder services agent. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the fund. Prior to July 1, 2009, BFDS served as the fund’s sub-transfer agent.

For the transfer agent and shareholder services provided during the reporting period, Schwab received an annual fee payable monthly based on the fund’s average daily net assets as follows:

Transfer Agent Fees	Shareholder Service Fees

0.20%	0.20%

Effective July 1, 2009, the trust adopted a Shareholder Servicing Plan (the “Plan”) on behalf of certain funds of the trust. Pursuant to the Plan, the fund pays Schwab to provide certain account maintenance, customer liaison and shareholder services to fund shareholders. The fund also pays for certain administration services it provides to fund shareholders invested in the Sweep Shares of the fund. Under the plan, Schwab will be entitled to receive an annual fee payable monthly based on the average daily net assets as follows:

Shareholder Service Fees

0.40%

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.66% for so long as CSIM serves as the investment adviser to the fund. The agreement may only be amended or terminated with approval of the Fund’s Board of Trustees. This agreement ensures that any increase in the fund’s other expenses as a result of the appointment of BFDS as transfer agent and Schwab as a shareholder service provider will be offset by the expense limitations.

In addition, effective January 1, 2009 through December 31, 2009, CSIM and Schwab agreed to voluntarily waive an additional 0.035% of the fund’s expenses.

In addition to the contractual expense limitation noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain the fund’s net yield at a certain level as determined by Schwab and the investment adviser. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. As of June 30, 2009, the balance of recoupable expenses is as follows:

Expiration	Schwab Cash Reserves Fund

12/31/2012	$6,217

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2009, the fund’s aggregate security transactions with other Schwab Funds were $50,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these

20

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

6. Board of Trustees (continued):

limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but the trust did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

The fund had no borrowing from the lines of credit during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the fund had no aggregate deferred realized net capital losses.

As of December 31, 2008, the fund had no deferred realized net capital losses and the capital losses utilized to offset capital gains were $47.

As of December 31, 2008, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2008, the fund did not incur any interest or penalties.

9. Subsequent Events:

In accordance with the provision set forth in FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the fund’s financial statements through June 30, 2009. Management has determined that there are no material events that would require additional disclosure in the fund’s financial statement through August 14, 2009.

 21

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including Schwab Cash Reserves, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on April 27, 2009 and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the

22

Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 23

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007;	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

24

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	68	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None

 25

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature which reflects the security’s Effective Maturity Date. For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle (SIV) SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only

 27

purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity (see definition of maturity) of all the debt securities in its portfolio or the date the interest rate on those securities is reset or those securities that can be redeemed through demand, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

28

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceeded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32958-04

Schwab Money Market Fundtm

Semiannual Report
June 30, 2009

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past six months, investors have had to endure the continuing effects of a recessionary economy. Volatile equity prices and low yields on government-backed securities have been among the numerous market challenges. In addition, corporate bankruptcies, regulatory changes, and securitized-asset troubles have reshaped fixed income and equity markets causing us to reassess and reexamine where these markets stood before the crisis and where they might take us in the future.

Despite this economic backdrop, Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the period. The funds also maintained a positive net yield. However, a low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities has translated into relatively low yields. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

Information specific to Schwab’s money funds, such as a question and answer document, recent holdings for select money funds, and information on Schwab’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds can be found on schwab.com under the Money Market Funds page and on schwabinstitutional.com

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000, while additional resources may be found on schwab.com

Thank you for investing with us.

Sincerely,

Schwab Money Market Fund 1

The Investment Environment

Investment conditions in the U.S. financial marketplace remained difficult to gauge as a climate of economic recession persisted, but showed signs of improving during the latter half of the reporting period. Broad-market equity indexes, such as the S&P 500 Index® and Russell 1000 Index® displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX) – a measure of U.S. stock market price fluctuations – declined from March through the end of the period, settling around 30 after touching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Treasury yields, though still relatively low, inched higher toward the end of the period. From a policy perspective, economic stability and stimulus measures enacted in the U.S. and around the world acted to slow the pace of economic degradation and have encouraged investors to reengage markets in some cases.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and consumer confidence reflected the recessionary environment, but some indicators improved during the period. GDP – the output of goods and services produced by labor and property located in the United States – decreased at an annual rate of 5.7% in the first quarter of 2009 compared with a decline of 6.3% in the fourth quarter of 2008, according to the Bureau of Economic Analysis. The unemployment rate continued to rise, increasing to 9.4% in May, driven by job losses in the manufacturing sector. However, the Consumer Confidence Index improved in both April and May. As of May 26, 2009 the Index stood at 54.9, compared to 26.9 in March.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yield on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.16% and 2-year Treasuries yielded 1.12%.

Despite the depression in yields, the Fed signaled that lending and liquidity conditions were beginning to improve by making modifications to emergency lending programs. In late June, the Fed announced that the Schedule 1 Term Security Lending Facility – a program that lent Treasury securities – would be suspended on July 1, 2009. In addition, reductions were made in the amount of credit auctioned under the Term Auction Facility, which was designed to provide cash to commercial lenders, and the Term Security Lending Facility, which makes funds available to primary bond dealers.

Earlier in the period, the Fed extended the Money Market Funds Guarantee Program until September 18, 2009. However, no fund has had to draw on the insurance provided by the program. In a separate move, the U.S. Securities and Exchange Commission (SEC) proposed new rules for money market funds aimed at preventing a repeat of the scenario that caused the collapse of the Reserve Primary Fund. The proposal modifies current restrictions on money funds and requires that funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. As of the reporting date, the SEC was seeking public comment on the proposal.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Money Market Fund

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Money Market Fund 3

Schwab Money Market Fundtm

The Schwab Money Market Fund provided safety and liquidity to shareholders throughout the reporting period, while emphasizing credit quality over yield. The fund’s low yield is a product of both a low interest rate environment and the fund managers’ conservative investment strategy. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand acted to suppress yields on government agency and other securities that the fund invests in to provide safety and liquidity. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate (LIBOR)—a key benchmark for short term interest rates—which declined during the period.

The fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—ranged between 45 and 63 days (from 12/31/08-6/30/09). Due to the low interest rate environment, the WAM was extended toward the long end of this range in the last several months of the period in an effort to bolster yield. In addition, Charles Schwab & Co. and the fund’s investment adviser voluntarily waived and/or reimbursed certain fees or expenses to maintain a positive net yield*. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 6/30/09:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	30.0%
16-30 Days	13.9%
31-60 Days	22.6%
61-90 Days	13.5%
91-120 Days	7.4%
More than 120 Days	12.6%

 Statistics

Weighted Average Maturity[2]	58 days
Credit Quality of Holdings[3] % of portfolio	99.9% Tier 1

 Portfolio Composition by Security Type4

% of Investments

U.S. Treasury	1.9%
Government Agency	27.0%
Repurchase Agreements	3.7%
Commercial Paper (CP)
Asset Backed CP	13.9%
Bank/Financial CP	5.5%
Corporate CP	1.2%
TLGP CP5	6.7%
Certificates of Deposit	32.8%
Bank Notes (BN)
TLGP BN5	1.4%
Other BN	2.8%
Corporate Notes (CN)
TLGP CN5	0.5%
Other CN	1.3%
Time Deposits	0.9%
Other	0.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

*Schwab and the investment adviser may recapture expenses or fees they waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes Section.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

4 Schwab Money Market Fundtm

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Fund
Sweep Shares

Ticker Symbol	SWMXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.02%

Seven-Day Yield—No Waiver[3]	-0.03%

Seven-Day Effective Yield[2]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Money Market Fundtm 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2009 and held through June 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/09	at 6/30/09	1/1/09–6/30/09

Schwab Money Market Fundtm
Actual Return	0.69%	$1,000	$1,001.00	$3.42
Hypothetical 5% Return	0.69%	$1,000	$1,021.37	$3.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Money Market Fund

Schwab Money Market Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.05	0.04	0.03	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.05)	(0.04)	(0.03)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.10	[2]	2.26	4.72	4.40	2.56	0.68

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.69	[3,4]	0.71 [5]	0.72	0.74	0.74	0.75
Gross operating expenses	0.80	[3]	0.75	0.73	0.79	0.78	0.78
Net investment income (loss)	0.19	[3]	2.34	4.62	4.24	2.52	0.67
Net assets, end of period ($ x 1,000,000)	14,054		14,295	19,584	21,762	42,552	44,023

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.63%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.
5 The ratio of net operating expenses would have been 0.70%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

See financial notes 7

 Schwab Money Market Fund

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

84.4%		Fixed-Rate Obligations	11,857,781	11,857,781
11.0%		Variable-Rate Obligations	1,540,325	1,540,325
3.8%		Other Investments	531,144	531,144
1.9%		U.S. Government Security	274,649	274,649

101.1%		Total Investments	14,203,899	14,203,899
(1	.1)%	Other Assets and Liabilities, Net		(150,167)

100.0%		Net Assets		14,053,732

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 84.4% of net assets

Bank Notes 1.1%
Bank of America, N.A., (FDIC Insured)
0.75%, 08/28/09 (a)(e)	101,000	101,000
Wells Fargo Bank, N.A.
0.20%, 07/06/09	50,000	50,000

		151,000

Certificates of Deposit 32.0%
Abbey National Treasury Services PLC
0.32%, 08/27/09 (a)	55,000	55,000
Australia & New Zealand Banking Group Ltd.
0.60%, 07/10/09	22,000	22,000
0.40%, 08/12/09	47,000	47,000
0.85%, 10/22/09	4,000	4,000
0.50%, 12/03/09	41,000	41,000
0.50%, 12/15/09	30,000	30,000
0.48%, 12/16/09	48,000	48,000
Banco Bilbao Vizcaya Argentaria S.A.
0.60%, 07/20/09	116,000	116,000
Bank of America, N.A.
0.62%, 07/24/09	42,000	42,000
0.60%, 09/24/09	23,000	23,000
0.55%, 10/16/09	18,000	18,000
0.61%, 10/21/09	11,000	11,000
0.60%, 10/22/09	23,000	23,000
Bank of Nova Scotia
0.60%, 07/07/09	26,000	26,000
0.62%, 07/10/09	122,000	122,000
0.56%, 07/29/09	12,000	12,000
0.58%, 07/29/09	50,000	50,000
Bank of the West
0.32%, 09/14/09	42,000	42,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.99%, 07/07/09	41,000	41,000
0.82%, 08/17/09	50,000	50,000
Barclays Bank PLC
1.10%, 07/13/09	3,000	3,000
1.05%, 12/10/09	10,000	10,000
BNP Paribas
1.02%, 07/06/09	240,000	240,000
1.05%, 07/09/09	7,000	7,000
1.20%, 07/16/09	39,000	39,000
1.17%, 07/17/09	125,000	125,000
1.00%, 08/14/09	7,000	7,000
0.66%, 09/08/09	120,000	120,000
0.65%, 09/10/09	40,000	40,000
Branch Banking & Trust
0.45%, 10/23/09	18,000	18,000
0.42%, 11/04/09	17,000	17,001
Citibank, N.A.
0.75%, 08/12/09	26,000	26,000
0.60%, 08/31/09	88,000	88,000
0.55%, 09/18/09	98,000	98,000
0.58%, 09/29/09	54,000	54,000
0.57%, 10/05/09	4,000	4,000
Commonwealth Bank of Australia
0.51%, 07/31/09	150,000	150,000
0.55%, 08/27/09	9,000	9,000
0.48%, 12/17/09	8,000	8,000
Credit Agricole S.A.
0.85%, 08/20/09	85,000	85,000
0.53%, 10/09/09	55,000	55,000
0.54%, 10/15/09	72,000	72,000
Deutsche Bank AG
0.62%, 07/06/09	100,000	100,000
0.62%, 07/08/09	14,000	14,000
0.57%, 07/14/09	29,000	29,000
HSBC Bank PLC
0.66%, 07/07/09	13,000	13,000
Intesa Sanpaolo
0.50%, 09/21/09	30,000	30,000
0.46%, 09/21/09	1,000	1,000
0.46%, 10/13/09	67,000	67,000
0.44%, 10/23/09	40,000	40,001
Lloyds TSB Bank PLC
0.59%, 09/14/09	50,000	50,000
0.58%, 09/16/09	155,000	155,000
Mitsubishi UFJ Trust & Banking Corp.
1.10%, 07/17/09	100,000	100,000
0.56%, 08/26/09	23,000	23,000

8 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Mizuho Corporate Bank Ltd.
0.85%, 07/22/09	58,000	58,000
0.50%, 08/13/09	85,000	85,000
National Australia Bank Ltd.
1.10%, 10/19/09	42,000	42,000
1.00%, 10/22/09	23,000	23,000
0.50%, 12/21/09	30,000	30,001
0.51%, 12/22/09	12,000	12,000
0.50%, 01/04/10	7,000	7,000
0.52%, 01/07/10	97,000	97,003
Nordea Bank Finland PLC
0.33%, 07/07/09	20,000	20,000
Rabobank Nederland
1.00%, 09/03/09	111,000	111,000
1.00%, 09/09/09	3,000	3,000
1.00%, 09/10/09	37,000	37,000
Royal Bank of Canada
1.00%, 09/11/09	161,000	161,000
Royal Bank of Scotland PLC
1.25%, 07/08/09	23,000	23,000
1.55%, 07/14/09	10,000	10,000
1.50%, 07/23/09	15,000	15,000
0.74%, 09/03/09	47,000	47,000
0.82%, 09/08/09	92,000	92,000
0.69%, 10/07/09	17,000	17,001
Societe Generale
1.11%, 07/09/09	61,000	61,000
1.17%, 07/13/09	70,000	70,000
0.86%, 08/20/09	60,000	60,000
State Street Bank & Trust
1.00%, 08/18/09	43,000	43,000
Sumitomo Mitsui Banking Corp.
0.79%, 08/05/09	20,000	20,001
0.70%, 08/10/09	20,000	20,000
0.79%, 08/11/09	50,000	50,000
0.65%, 08/12/09	32,000	32,000
0.55%, 08/18/09	7,000	7,000
0.45%, 09/09/09	12,000	12,000
Sumitomo Trust & Banking Co.
0.88%, 08/06/09	58,000	58,000
Svenska Handelsbanken AB
0.60%, 07/20/09	86,000	86,002
0.35%, 08/24/09	25,000	25,000
Toronto Dominion Bank
1.00%, 09/08/09	2,000	2,000
1.00%, 09/21/09	29,000	29,000
0.90%, 11/02/09	40,000	40,034
0.52%, 11/16/09	20,000	20,000
0.50%, 12/02/09	38,000	38,000
0.90%, 06/11/10	60,000	60,000
Union Bank, N.A.
0.50%, 08/04/09	59,000	59,000
Westpac Banking Corp.
0.50%, 12/14/09	75,000	75,000
0.51%, 01/04/10	13,000	13,000

		4,490,044

Commercial Paper & Other Corporate Obligations 27.5%
Alpine Securitization Corp.
0.25%, 07/10/09 (a)(b)(c)	24,000	23,998
0.30%, 07/21/09 (a)(b)(c)	12,000	11,998
0.47%, 07/27/09 (a)(b)(c)	30,000	29,990
0.40%, 10/08/09 (a)(b)(c)	27,000	26,970
Amsterdam Funding Corp.
0.36%, 08/14/09 (a)(b)(c)	7,250	7,247
Atlantis One Funding Corp.
0.85%, 10/23/09 (a)(b)(c)	176,000	175,526
0.65%, 10/27/09 (a)(b)(c)	67,000	66,857
0.83%, 10/27/09 (a)(b)(c)	40,000	39,891
Australia & New Zealand Banking Group
0.33%, 08/31/09	15,000	14,992
Bank of America Corp., (FDIC Insured)
0.25%, 07/22/09 (a)(e)	15,000	14,998
0.25%, 07/28/09 (a)(e)	24,000	23,995
0.25%, 07/30/09 (a)(e)	35,000	34,993
0.25%, 08/17/09 (a)(e)	57,000	56,981
Cancara Asset Securitization, L.L.C.
0.85%, 08/13/09 (a)(b)(c)	5,000	4,995
CBA (Delaware) Finance, Inc.
0.32%, 08/28/09 (a)	25,000	24,987
Chariot Funding, L.L.C.
0.10%, 07/01/09 (a)(b)(c)	10,000	10,000
0.32%, 07/06/09 (a)(b)(c)	30,000	29,999
0.28%, 07/13/09 (a)(b)(c)	4,000	4,000
Ciesco L.L.C.
0.95%, 08/06/09 (a)(b)(c)	26,000	25,975
0.90%, 08/12/09 (a)(b)(c)	99,000	98,896
Citigroup Funding, Inc.
0.40%, 07/29/09 (a)	53,000	52,984
Citigroup Funding, Inc., (FDIC Insured)
0.25%, 07/10/09 (a)(e)	55,000	54,997
0.25%, 07/16/09 (a)(e)	115,000	114,988
0.31%, 07/21/09 (a)(e)	14,000	13,998
0.31%, 07/24/09 (a)(e)	100,000	99,980
0.30%, 08/10/09 (a)(e)	86,000	85,971
0.27%, 08/18/09 (a)(e)	18,000	17,994
Dakota CP Notes of Citibank Credit Card Issuance Trust
1.03%, 07/02/09 (b)(c)	40,000	39,999
1.05%, 07/02/09 (b)(c)	45,000	44,999
1.00%, 07/10/09 (b)(c)	5,000	4,999
0.55%, 09/10/09 (b)(c)	78,000	77,915
Danske Corp. (Danish Government Guarantee)
1.21%, 07/06/09 (a)(c)	35,000	34,994
1.20%, 07/14/09 (a)(c)	7,000	6,997
0.40%, 11/03/09 (a)(c)	100,000	99,861
DnB NOR Bank ASA
0.41%, 08/24/09	70,000	69,957
Gemini Securitization Corp., L.L.C.
0.46%, 07/17/09 (a)(b)(c)	1,000	1,000
General Electric Capital Corp., (FDIC Insured)
0.50%, 08/21/09 (a)(e)	176,000	175,875
0.58%, 09/11/09 (a)(e)	50,000	49,942
0.42%, 11/05/09 (a)(e)	70,000	69,896
0.42%, 11/06/09 (a)(e)	70,000	69,895
0.40%, 11/09/09 (a)(e)	62,000	61,910
JP Morgan Chase & Co.
0.25%, 07/06/09	75,000	74,997
JP Morgan Chase Funding Inc.
0.36%, 07/09/09 (a)	38,000	37,997

See financial notes 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Jupiter Securitization Corp.
0.30%, 07/17/09 (a)(b)(c)	10,000	9,999
0.29%, 07/24/09 (a)(b)(c)	75,000	74,986
Nationwide Building Society
0.65%, 10/05/09	41,000	40,929
Nestle Capital Corp.
0.28%, 07/08/09 (c)	36,000	35,998
0.28%, 07/15/09 (c)	50,000	49,995
0.22%, 08/13/09 (c)	25,000	24,993
Nokia Corp.
0.22%, 07/02/09 (c)	41,000	41,000
Nordea North America, Inc.
0.32%, 07/14/09 (a)	94,000	93,989
Old Line Funding, L.L.C.
0.05%, 07/01/09 (a)(b)(c)	10,000	10,000
0.35%, 09/21/09 (a)(b)(c)	46,427	46,390
0.37%, 10/01/09 (a)(b)(c)	25,114	25,090
Ranger Funding Co., L.L.C.
0.45%, 07/20/09 (a)(b)(c)	98,000	97,977
0.50%, 08/07/09 (a)(b)(c)	30,000	29,985
Reckitt Benckiser Treasury Services PLC
0.42%, 07/27/09 (a)(c)	15,000	14,995
0.42%, 07/28/09 (a)(c)	6,000	5,998
Sheffield Receivables Corp.
0.40%, 07/09/09 (a)(b)(c)	99,000	98,991
Solitaire Funding, L.L.C.
0.45%, 07/20/09 (a)(b)(c)	18,000	17,996
0.47%, 08/03/09 (a)(b)(c)	70,000	69,970
0.80%, 08/07/09 (a)(b)(c)	15,000	14,988
0.62%, 08/19/09 (a)(b)(c)	23,000	22,981
0.62%, 08/20/09 (a)(b)(c)	30,000	29,974
Straight A Funding, L.L.C.
0.39%, 08/18/09 (a)(b)(c)	50,000	49,974
0.37%, 09/09/09 (a)(b)(c)	20,000	19,986
0.37%, 09/11/09 (a)(b)(c)	35,032	35,006
0.37%, 09/16/09 (a)(b)(c)	19,000	18,985
0.37%, 09/23/09 (a)(b)(c)	7,000	6,994
Swedbank AB (Swedish Govt. Guarantee)
0.87%, 06/01/10 (a)(c)	47,000	46,624
0.87%, 06/02/10 (a)(c)	2,000	1,984
Thunder Bay Funding, L.L.C.
0.40%, 07/07/09 (a)(b)(c)	50,000	49,997
0.47%, 07/13/09 (a)(b)(c)	8,790	8,789
0.35%, 09/04/09 (a)(b)(c)	70,000	69,956
UBS Finance (Delaware), Inc.
0.31%, 07/28/09 (a)	55,000	54,987
Variable Funding Capital Corp.
0.45%, 07/14/09 (a)(b)(c)	1,836	1,836
0.98%, 10/15/09 (a)(b)(c)	17,000	16,951
0.98%, 10/20/09 (a)(b)(c)	9,049	9,022
0.98%, 10/21/09 (a)(b)(c)	54,000	53,837
0.96%, 10/26/09 (a)(b)(c)	43,000	42,867
0.90%, 10/27/09 (a)(b)(c)	7,000	6,979
Westpac Banking Corp.
0.40%, 08/10/09 (c)	6,000	5,997
0.85%, 10/26/09 (c)	70,000	69,807
0.46%, 12/04/09 (c)	24,000	23,952
Westpac Securities NZ Ltd.
0.38%, 09/28/09 (a)(c)	22,000	21,979
Whistlejacket Capital, L.L.C.
n/a, n/a, (c)(d)(f)	2,683	2,683
Windmill Funding Corp.
0.87%, 07/01/09 (a)(b)(c)	70,000	70,000
0.65%, 07/02/09 (a)(b)(c)	28,000	27,999
0.38%, 08/20/09 (a)(b)(c)	7,970	7,966
0.41%, 10/01/09 (a)(b)(c)	25,000	24,974
Yorktown Capital, L.L.C.
0.55%, 08/18/09 (a)(b)(c)	171,000	170,875

		3,867,662

Fixed-Rate Discount Notes 22.9%
Fannie Mae
0.50%, 07/01/09	180,000	180,000
0.50%, 07/02/09	55,000	54,999
0.18%, 08/03/09	34,000	33,994
0.20%, 08/13/09	125,000	124,970
0.76%, 12/01/09	39,000	38,876
Federal Home Loan Bank
0.18%, 07/01/09	103,400	103,400
0.25%, 07/01/09	93,000	93,000
0.18%, 07/06/09	97,000	96,998
0.18%, 07/08/09	49,000	48,998
0.23%, 07/10/09	100,000	99,994
0.22%, 07/14/09	200,000	199,984
0.18%, 07/15/09	306,860	306,839
0.18%, 07/17/09	350,000	349,972
0.20%, 08/03/09	500,000	499,908
0.20%, 08/04/09	14,000	13,997
0.18%, 08/12/09	114,000	113,976
0.20%, 08/14/09	69,250	69,233
0.20%, 08/21/09	90,000	89,975
0.45%, 01/04/10	95,900	95,676
0.45%, 01/06/10	34,100	34,020
0.51%, 01/12/10	228,000	227,370
0.55%, 06/11/10	200,000	198,946
Freddie Mac
0.23%, 07/06/09	32,000	31,999
0.17%, 08/03/09	67,000	66,990
0.60%, 08/17/09	50,000	49,961

		3,224,075

Time Deposit 0.9%
Bank of Ireland
0.30%, 07/01/09	75,000	75,000
Citibank, N.A.
0.13%, 07/01/09	50,000	50,000

		125,000

Total Fixed-Rate Obligations (Cost $11,857,781)		11,857,781

Variable-Rate Obligations 11.0% of net assets
ABAG Financial Authority for Nonprofit Corps.
1.35%, 07/02/09 (a)	17,620	17,620
Bank of America, N.A.
1.24%, 07/30/09	300,000	300,000
1.21%, 08/06/09	50,000	50,000
Bank of America, N.A., (FDIC Insured)
0.97%, 08/05/09 (a)(e)	94,000	94,000
CFM International, Inc.
1.03%, 07/06/09 (a)(c)	2,000	2,000

10 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fannie Mae
1.03%, 07/13/09	180,000	179,876
Federal Home Loan Bank
0.79%, 07/06/09	50,000	50,000
0.27%, 07/13/09	155,000	154,803
0.01%, 09/22/09	100,000	100,000
Freddie Mac
0.01%, 09/18/09	70,000	70,000
0.58%, 09/24/09	61,000	60,983
Hewlett Packard Co.
1.05%, 09/03/09	20,000	20,023
New Jersey Economic Development Authority
0.60%, 07/06/09 (a)	18,155	18,155
0.60%, 07/06/09 (a)	20,000	20,000
Rabobank Nederland
1.26%, 07/14/09	69,000	69,000
0.70%, 09/29/09	75,000	75,000
SE Christian Church, Jefferson County, KY
0.65%, 07/02/09 (a)	3,865	3,865
Societe Generale
0.50%, 09/11/09	25,000	25,000
The Goldman Sachs Group, Inc. (FDIC Insured)
1.32%, 09/16/09 (a)(c)(d)(e)	45,000	45,000
0.76%, 09/17/09 (a)(e)	20,000	20,000
Wells Fargo & Co.
0.47%, 07/15/09 (c)	165,000	165,000

Total Variable-Rate Obligations (Cost $1,540,325)		1,540,325

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 3.8% of net assets

Repurchase Agreements 3.8%
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $40,803.
0.02%, issued 06/30/2009,
due 07/01/09	40,000	40,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $224,818
0.11%, issued 06/30/2009,
due 07/01/09	221,144	221,144
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $45,708
0.16%, issued 06/25/2009,
due 07/02/09	45,002	45,000
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $25,142
0.01%, issued 06/30/09,
due 07/01/09	25,000	25,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $209,116
0.05%, issued 06/30/09,
due 07/01/09	200,000	200,000

Total Other Investments (Cost $531,144)		531,144

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 1.9% of net assets

U.S. Treasury Bill 1.9%
U.S. Treasury Bill
0.30%, 12/03/09	275,000	274,649

Total U.S. Government Securities (Cost $274,649)		274,649

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $14,203,899.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,667,430 or 19.0% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $47,682 or 0.3% of net assets.
(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(f)	Whistlejacket notes are in receivership, and the fund has elected and sold all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund held by the receiver that is being held to cover any remaining expenses and liabilities associated with receivership.

See financial notes 11

 Schwab Money Market Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$14,203,899
Receivables:
Investments sold		1,000
Interest		8,546
Due from adviser		96
Prepaid expenses	+	1,839

Total assets		14,215,380

Liabilities
Payables:
Investments bought		159,845
Transfer agent and shareholder services fees		462
Distributions to shareholders		116
Trustees’ fees		3
Accrued expenses	+	1,222

Total liabilities		161,648

Net Assets
Total assets		14,215,380
Total liabilities	−	161,648

Net assets		$14,053,732
Net Assets by Source
Capital received from investors		14,081,188
Net realized capital losses		(27,456)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$14,053,732		14,079,097		$1.00

12 See financial notes

 Schwab Money Market Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$62,391

Net Realized Gains and Losses
Net realized losses on investments		(27,456)

Expenses
Investment adviser and administrator fees		22,464
Transfer agent and shareholder service fees		28,431
Temporary Guarantee Program expense		4,256
Shareholder reports		716
Custodian fees		214
Registration fees		179
Portfolio accounting fees		156
Professional fees		60
Trustees’ fees		35
Other expenses	+	82

Total expenses		56,593
Expense reduction by adviser and Schwab	−	7,879

Net expenses		48,714

Increase (Decrease) in Net Assets from Operations
Total investment income		62,391
Net expenses	−	48,714

Net investment income		13,677
Net realized losses	+	(27,456)

Decrease in net assets from operations		($13,779)

See financial notes 13

 Schwab Money Market Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$13,677	$381,675
Net realized gains (losses)	+	(27,456)	2,337

Increase (Decrease) in net assets from operations		(13,779)	384,012

Distributions to Shareholders
Distributions from net investment income		13,830	381,677

Transactions in Fund Shares*
Shares sold		17,912,028	48,414,541
Shares reinvested		13,584	370,778
Shares redeemed	+	(18,139,565)	(54,076,532)

Net transactions in fund shares		(213,953)	(5,291,213)

Net Assets
Beginning of period		14,295,294	19,584,172
Total decrease	+	(241,562)	(5,288,878)

End of period		$14,053,732	$14,295,294

Net investment income not yet distributed		$−	$153

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

14 See financial notes

 Schwab Money Market Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Money Market Fund offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. The fund’s repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security

 15

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income every day it is open for business. These distributions are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Corp., under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) Accounting Pronouncements:

The fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 30, 2009, the fund adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

16

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Various inputs are used in determining the value of the funds’ investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2009:

Money Market Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations	—	11,857,781	—	11,857,781
Variable-Rate Obligations	—	1,540,325	—	1,540,325
Other Investments	—	531,144	—	531,144
U.S. Government Securities	—	274,649	—	274,649

Total	$—	$14,203,899	$—	$14,203,899

*	The fund had no Other Financial Instruments.

3. Risk factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. An investment

 17

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

3. Risk factors (continued):

in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund could lose money or underperform as a result of a default on the part of a portfolio investment. The additional risks of any foreign investments are due to reasons ranging from lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. The manager’s maturity decisions also will affect the fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a complete description of the principal risks of investing in the fund.

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period of December 19, 2008 through April 30, 2009; and on March 31, 2009, the Treasury announced a further extension of the Program for the period from May 1, 2009 through September 18, 2009 (together, the “Program Extension”). According to the Treasury, the Program will not be extended beyond September 18, 2009. The Schwab Money Market Fund, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and the extended Program periods covered by this report. The fund paid $2,143 to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the fund paid $3,142 to participate in the first extension of the Program, which covers the period December 19, 2008 through April 30, 2009. The fund paid $3,285 to participate in the second Program Extension, which covers the period May 1, 2009 through September 18, 2009. Subject to provisions contained in the guarantee agreement signed by the fund, the Program guarantees that the shareholders in the fund as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The cost of participating in the Program and Program Extensions is borne by each participating fund and will not be subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000.)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to 10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $30 billion	0.27%
Over $40 billion	0.25%

18

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000.)

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and during the reporting period was the trust’s transfer agent and shareholder services agent. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the fund. Prior to July 1, 2009, BFDS served as the fund’s sub-transfer agent.

For the transfer agent and shareholder services provided during the reporting period, Schwab received an annual fee payable monthly based on the fund’s average daily net assets as follows:

Transfer Agent Fees	Shareholder Service Fees

0.20%	0.20%

Effective July 1, 2009, the trust adopted a Shareholder Servicing Plan (the “Plan”) on behalf of certain funds of the trust. Pursuant to the Plan, the fund pays Schwab to provide certain account maintenance, customer liaison and shareholder services to fund shareholders. The fund also pays for certain administration services it provides to fund shareholders invested in the Sweep Shares of the fund. Under the Plan, Schwab will be entitled to receive an annual fee payable monthly based on the average daily net assets as follows:

Shareholder Service Fees

0.40%

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.71% for so long as CSIM serves as the investment adviser to the fund. This additional agreement may only be amended or terminated with approval of the Fund’s Board of Trustees. This agreement ensures that any increase in the fund’s other expenses as a result of the appointment of BFDS as transfer agent and Schwab as a shareholder services provider will be offset by the expense limitations.

In addition, CSIM and Schwab agreed to voluntarily waive an additional 0.035% of the fund’s expenses. This voluntary waiver is for the period January 1, 2009 through December 31, 2009.

In addition to the contractual expense limitation noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain the fund’s net yield at a certain level as determined by Schwab and the investment adviser. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. As of June 30, 2009 the balance of recoupable expenses is as follows:

Expiration	Schwab Money Market Fund

12/31/2012	$3,520

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2009, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these

 19

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

6. Board of Trustees (continued):

limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund had no borrowing from the lines of credit during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000.)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the fund had no capital loss carry forwards.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2008, the fund had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains.

As of December 31, 2008, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for State purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2008, the fund did not incur any interest or penalties.

9. Subsequent Events:

In accordance with the provision set forth in FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the fund’s financial statements through June 30, 2009. Management has determined that there are no material events that would require additional disclosure in the fund’s financial statement through August 14, 2009.

20

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Money Market Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on April 27, 2009 and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the

 21

Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

22

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007;	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

 23

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	68	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None

24

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 25

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature which reflects the security’s Effective Maturity Date. For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle (SIV) SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only

26

purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity (see definition of maturity) of all the debt securities in its portfolio or the date the interest rate on those securities is reset or those securities that can be redeemed through demand, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 27

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceeded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13602-13

Schwab Municipal Money Funds

Semiannual Report
June 30, 2009

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm

This page is intentionally left blank.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past six months, investors have had to endure the continuing effects of a recessionary economy. Volatile equity prices and low yields on government-backed securities have been among the numerous market challenges. In addition, corporate bankruptcies, regulatory changes, and securitized-asset troubles have reshaped fixed income and equity markets causing us to reassess and reexamine where these markets stood before the crisis and where they might take us in the future.

Despite this economic backdrop, Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the period. The funds also maintained a positive net yield. However, a low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities has translated into relatively low yields. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

Information specific to Schwab’s money funds, such as a question and answer document, recent holdings for select money funds, and information on Schwab’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds can be found on schwab.com under the Money Market Funds page and on schwabinstitutional.com

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000, while additional resources may be found on schwab.com

Thank you for investing with us.

Sincerely,

2 Schwab Municipal Money Funds

The Investment Environment

Investment conditions in the U.S. financial marketplace remained difficult to gauge as a climate of economic recession persisted, but showed signs of improving during the latter half of the reporting period. Broad-market equity indexes, such as the S&P 500 Index® and Russell 1000 Index® displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX) – a measure of U.S. stock market price fluctuations – declined from March through the end of the period, settling around 30 after touching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Treasury yields, though still relatively low, inched higher toward the end of the period. From a policy perspective, economic stability and stimulus measures enacted in the U.S. and around the world acted to slow the pace of economic degradation and have encouraged investors to reengage markets in some cases.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and consumer confidence reflected the recessionary environment, but some indicators improved during the period. GDP – the output of goods and services produced by labor and property located in the United States – decreased at an annual rate of 5.7% in the first quarter of 2009 compared with a decline of 6.3% in the fourth quarter of 2008, according to the Bureau of Economic Analysis. The unemployment rate continued to rise, increasing to 9.4% in May, driven by job losses in the manufacturing sector. However, the Consumer Confidence Index improved in both April and May. As of May 26, 2009 the Index stood at 54.9, compared to 26.9 in March.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yield on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.16% and 2-year Treasuries yielded 1.12%.

Despite the depression in yields, the Fed signaled that lending and liquidity conditions were beginning to improve by making modifications to emergency lending programs. In late June, the Fed announced that the Schedule 1 Term Security Lending Facility – a program that lent Treasury securities – would be suspended on July 1, 2009. In addition, reductions were made in the amount of credit auctioned under the Term Auction Facility, which was designed to provide cash to commercial lenders, and the Term Security Lending Facility, which makes funds available to primary bond dealers.

Earlier in the period, the Fed extended the Money Market Funds Guarantee Program until September 18, 2009. However, no fund has had to draw on the insurance provided by the program. In a separate move, the U.S. Securities and Exchange Commission (SEC) proposed new rules for money market funds aimed at preventing a repeat of the scenario that caused the collapse of the Reserve Primary Fund. The proposal modifies current restrictions on money funds and requires that funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. As of the reporting date, the SEC was seeking public comment on the proposal.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 3

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

Cameron Ullyatt, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in June 2008 and has worked in fixed-income asset management since 1999.

4 Schwab Municipal Money Funds

State Investment Environment

New York

New York State ended fiscal 2009 (March 31) with a $1.94 billion general fund balance, equal to 4.1% of spending, after addressing a $2.2 billion budget gap in February as part of a $20.1 billion two-year deficit solution. The $2.2 billion gap was closed with $1.3 billion in Federal stimulus aid, $1.1 billion in non-recurring resources, $400 million in spending cuts and $100 million in revenue enhancements. It also included a transfer of $675 million of fund balance for use in the fiscal 2010 budget. The shortfall reflected a decline in tax receipts due to the slowdown in the State and national economies.

As part of closing the $17.9 billion budget gap in the fiscal 2010 general fund budget, the State reduced spending by $6 billion, primarily by reducing healthcare, property tax relief and school aid, increased revenues by $5.3 billion, including $4 billion from a three-year temporary increase in personal income tax rates for high-income earners and $560 million from an assessment on utility companies, took advantage of $4.9 billion in federal stimulus aid, and used another $1 billion in non-recurring resources. General fund spending of $54.9 billion is flat with fiscal 2009 results.

In early July Governor Paterson reported that revenues for the first quarter of the fiscal year (April-June) were $500-800 million lower than expected when the budget was signed in April and that the state was now projecting a $2 billion deficit for the year.

New York City ended fiscal 2009 on June 30 with a $2.8 billion surplus which it used to prepay expenses which will occur in fiscal 2010. In mid-June Mayor Bloomberg and the City Council reached agreement on a $59.4 billion fiscal 2010 general fund budget for the fiscal year beginning July 1, 2009 which reflects a 2.5% decline in spending from fiscal 2009. Over the course of 18 months the city closed a $3 billion gap through labor and healthcare savings, the use of prior year surpluses and $887 million in revenue increases, led by a half-cent increase in the city’s sales tax rate. Tax receipts (primarily from personal and corporate income tax and sales tax collections) are projected to decline 15% in fiscal 2010 from the previous year but much of the loss is expected to be offset with increased property tax receipts. The mayor’s office is currently projecting a $5 billion budget gap for fiscal 2011.

Due to the slowdown in the national economy and the influence of the financial markets on New York City’s and the State’s economies, the NY State Department of Budget is projecting a 4.2% decline in wages in the State for the calendar year 2009 and 2% growth for 2010. Personal income is projected to decline 2.6% in 2009 and grow 1.8% in 2010. Employment is projected to decline 2.1% in 2009 and a further 0.2% in 2010, with unemployment rising to 8.2% in May 2009 from 5.2% a year earlier. The Department’s projections incorporate a more significant recession for the State’s economy than for the nation as a whole due to New York City’s role as the center of US financial markets, and expects New York State to take longer to move out of recession than the nation as a whole as well.

New York City and surrounding local governments are expected to be the most negatively impacted by the state’s recession as Wall Street related incomes have fallen with the attendant decline in spending and property valuations. However, as these communities have enjoyed substantial growth for much of the last decade, they are believed to have sufficient flexibility to withstand some level of revenue declines for the next year or so.

New York State remains a strong investment-grade credit due to the State’s financial flexibility and the continued strength of the New York City metropolitan economy, despite the downturn in the financial markets. New York State’s general obligation credit ratings are Aa3/AA/AA- from Moody’s Investors Service, Standard & Poor’s and Fitch, respectively.

New Jersey

Fiscal 2009 was a very challenging year for New Jersey as the economic recession pushed up the jobless rate and sharply lowered tax receipts. Estimated fiscal 2009 revenues totaled $29.1 billion, $3.2 billion, or 10%, below original budget estimates. Gross income taxes and sales taxes, which together generate about two-thirds of state revenues, were 14% below prior year levels and 15% below budget. Revenues were particularly weak in the second half of the fiscal year, leaving the state with limited time to adjust its budget. The state responded to the downturn and drop in tax revenues by cutting expenditures, deferring payment of certain expenses to fiscal 2010, drawing down reserves, tapping federal stimulus funds, and conducting a six-week tax amnesty program, among other steps. The actions reduced spending by 9% to $30.0 billion. The state ended the fiscal year with an estimated $735 million balance in its general state funds, equal to 2.2% of appropriations and down from a balance of $2.6 billion two years ago.

The state adopted a $29.0 billion fiscal 2010 budget a few days before the July 1 start of the new fiscal year. The budget is $4 billion less than the prior year budget and assumes overall state revenue will decline 1.3% from fiscal 2009 adjusted estimates. The budget is balanced by increasing taxes, including raising the tax rate for high income taxpayers, and cutting spending, including sharp reductions to education, human services, property tax rebates, and health and senior services, although a portion of the cuts will be offset by federal stimulus funds. The largest components of the budget, excluding spending from federal stimulus funds, are education (35%), human services (15%) and property tax rebates (6%). The state projects it will draw down reserves by $234 million and end the year with a $501 million balance in its general state funds.

Schwab Municipal Money Funds 5

State Investment Environment continued

The state has lost roughly 140,000 jobs since the recession began. The unemployment rate, while lower than the national average, rose to 8.8% in May 2009 from 5.1% a year ago. New Jersey remains a solid investment grade credit due to its diverse economy, high wealth levels and revenue-raising ability, although rapidly rising unfunded pension obligations and a high debt load present longer term issues that the state will need to address. New Jersey’s general obligation credit ratings are Aa3, AA and AA- from Moody’s Investors Service, Standard &Poor’s, and Fitch Ratings, respectively.

Pennsylvania

Pennsylvania continued to experience tax revenue pressures in the second half of fiscal 2009 following lower than expected revenue collections during the first half of the fiscal year. For the entire fiscal year, 2008-09 General Fund collections (based on preliminary results released July 1, 2009) totaled $25.5 billion, which was $3.25 billion, or 11.3%, below estimate. The main driver of the revenue shortfall was a $1.3 billion, or 11.2 % drop in personal income tax collections to $10.2 billion. Other key revenues also declined, including sales taxes which were $595.3 million, or 6.8%, less than anticipated at $8.1 billion, and corporate taxes which were $613.9 million, or 11.3%, below estimate at $4.8 billion. Revenue shortfalls experienced during fiscal 2009 were partially addressed with budget cuts and application of federal stimulus funds.

As of August 3, 2009, the fiscal 2010 budget had not been passed as the Governor and the legislature have failed to agree on the best way to close the fiscal 2009 deficit. This marks the seventh straight year that Pennsylvania has not had a budget in place prior to the start of the fiscal year. Governor Rendell is proposing increased taxes in addition to hundreds of million in spending cuts to balance the budget. The Governor’s tax proposal is a16% temporary increase in the personal income tax to 3.57% from 3.07% which is estimated to garner roughly $1.5 billion annually over the three years that it would be in place. The Pennsylvania Senate has to date been opposed to any tax increase and is instead looking to balance the budget entirely through spending cuts.

The Commonwealth has lost about 185,000 jobs over the last twelve months, a 3.2% decrease, while the unemployment rate increased to 8.2% as of May 2009 from 5.1% in May 2008. Per capita personal income is on par with the national average, but statewide personal income growth lags the nation due to slow population growth. Pennsylvania is the sixth most populous state in the nation.

Pennsylvania’s high credit quality is derived from its conservative financial management, economic diversification and moderate debt levels. The state’s ratings are: Aa2/AA/AA from Moody’s Investors Service, Standard & Poor’s and Fitch, respectively.

Massachusetts

During the first half of 2009 Massachusetts continued to adjust to the declining revenue environment as the recession continued its impact on states across the nation. Based on a mid-June 2009 report from the Commonwealth’s Department of Revenue, fiscal 2009 tax collections were down by $2.4 billion during the first 11.5 months of the fiscal year compared to the same period in fiscal 2008 versus collections of $21 billion assumed in the fiscal 2009 adopted budget. This drop represented a 12.2% decrease over that period. The reduction in revenues was predominately from personal and corporate income tax receipts, reflecting a $2.1 billion drop from the same 11.5 month period in fiscal 2008. The Commonwealth projected ending fiscal 2009 with an $899.1 million ending fund balance, which represented 2.6% of general fund spending, down from $1.6 billion, or 7.3% of expenses at the end of fiscal 2008.

On June 29, 2009, Governor Deval Patrick signed the $27.0 billion fiscal 2010 budget which includes a 2.4% decrease in tax revenues and a 0.8% drop in spending compared to fiscal 2009 levels. The budget was balanced with a combination of one-time sources, cuts, and revenue-enhancements. The budget anticipates the use of over $200 million in reserves from the state’s rainy day fund, leaving only about $612.4 million, or 2.2% of spending. Cuts were made across the board including over 1,000 positions in the state. Moreover, state employees will see a 5% increase in their health insurance premiums. The Commonwealth cut $377 million in local aid to cities and towns, but allowed for increases in local option hotel and meals taxes. New revenue increases include a 25% bump to 6.25% from 5% in the sales and meals tax rate, effective August 1, 2009. In 2008, the legislature expanded the Governor’s emergency power to allow him to reduce spending across all state government departments in the event of continued revenue erosion.

6 Schwab Municipal Money Funds

State Investment Environment continued

Massachusetts’s unemployment rate was 5.5% for the second half of calendar year 2008. Its seasonally adjusted unemployment rate grew to 8.2% in May 2009. Total nonfarm employment at the end of 2008 (3.283 million) was still below the Commonwealth’s recent peak of 3.339 million jobs in 2001, but slightly up (0.2%) from 2007. The average nonfarm employment for January through May 2009 posted a 2.8% drop from the same period in 2008. Calendar 2007 per capita income was 127% of the US average putting it at the third highest rank behind Connecticut and New Jersey. While Massachusetts is negatively affected by the national recession, it remains a strong investment-grade credit due to its deep and diverse economy, its high personal-wealth levels, and its associated revenue raising ability. As of the report date, the Commonwealth’s credit ratings were Aa2 from Moody’s, AA from Standard & Poor’s, and AA from Fitch.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 7

Schwab New York AMT Tax-Free Money Fundtm

Schwab New York AMT Tax-Free Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 28 and 41 days (from 12/31/08-6/30/09). The WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June. This is consistent with the annual issuance of fixed rate notes by state and local government issuers. In general, the fund’s WAM was kept long relative to the peer group in an effort to partially offset the effects of a general market decline in yields. In addition, Charles Schwab & Co. and the fund’s investment adviser voluntarily waived and/or reimbursed certain fees or expenses to maintain a positive net yield*. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Yields on municipal money market funds declined to record low levels during the first half of 2009, due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Yields on variable-rate instruments were further depressed by a shortage of supply in securities considered acceptable for purchase by municipal money market funds. Fixed-rate yields also declined resulting in much lower reinvestment rates for positions which matured during the period.

As of 6/30/09:

 Portfolio Composition by Maturity

% of Investments

1-15 Days	77.20%
16-30 Days	0.70%
31-60 Days	5.70%
61-90 Days	1.10%
91-120 Days	2.60%
More than 120 Days	12.70%

 Statistics

Weighted Average Maturity[2]	40 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	44%

 Portfolio Composition by Security Type1

% of Investments

Tender Option Bonds	32.3%
Variable Rate Demand Notes	42.2%
Commercial Paper	9.6%
Fixed Rate Notes	15.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

*Schwab and the investment adviser may recapture expenses or fees they waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 in the Financial Notes section.

Portfolio holdings may have changed since the report date.

[1]	Portfolio Composition is calculated using the Par Value of Investments.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

8 Schwab New York AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	New York
	AMT Tax-Free
	Money Fund
		Value Advantage
	Sweep Shares	Shares®

Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	*	$25,000[2]

Seven-Day Yield[3]	0.02%	0.09%

Seven-Day Yield—No Waiver[4]	-0.03%	-0.03%

Seven-Day Effective Yield[3]	0.02%	0.09%

Seven-Day Taxable-Equivalent Effective Yield[3],5	0.04%	0.17%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	Taxable-equivalent effective yield assumes a 2009 maximum combined federal regular income, New York state and New York City tax rate of 46.03%. Investment income may be subject to the Alternative Minimum Tax.

Schwab New York AMT Tax-Free Money Fundtm 9

Schwab New Jersey AMT Tax-Free Money Fundtm

Schwab New Jersey AMT Tax-Free Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 34 and 59 days (from 12/31/08-6/30/09). The WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June. This is consistent with the annual issuance of fixed rate notes by state and local government issuers. In general, the fund’s WAM was kept long relative to the peer group in an effort to partially offset the effects of a general market decline in yields. In addition, Charles Schwab & Co. and the fund’s investment adviser voluntarily waived and/or reimbursed certain fees or expenses to maintain a positive net yield*. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Yields on municipal money market funds declined to record low levels during the first half of 2009, due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Yields on variable-rate instruments were further depressed by a shortage of supply in securities considered acceptable for purchase by municipal money market funds. Fixed-rate yields also declined resulting in much lower reinvestment rates for positions which matured during the period.

As of 6/30/09:

 Portfolio Composition by Maturity

% of Investments

1-15 Days	67.70%
16-30 Days	2.30%
31-60 Days	6.90%
61-90 Days	5.10%
91-120 Days	2.20%
More than 120 Days	15.80%

 Statistics

Weighted Average Maturity[2]	58 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	63%

 Portfolio Composition by Security Type1

% of Investments

Tender Option Bonds	31.2%
Variable Rate Demand Notes	37.5%
Commercial Paper	10.6%
Fixed Rate Notes	20.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

*Schwab and the investment adviser may recapture expenses or fees they waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 in the Financial Notes section.

Portfolio holdings may have changed since the report date.

[1]	Portfolio Composition is calculated using the Par Value of Investments.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s InvestorsService, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

10 Schwab New Jersey AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

New Jersey
AMT Tax-Free
Money Fund
Sweep Shares

Ticker Symbol	SWJXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.02%

Seven-Day Yield—No Waiver[3]	-0.06%

Seven-Day Effective Yield[2]	0.02%

Seven-Day Taxable-Equivalent Effective Yield[2],4	0.04%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[4]	Taxable-equivalent effective yield assumes a 2009 maximum combined federal regular income and New Jersey state personal income tax rate of 44.90%. Investment income may be subject to the Alternative Minimum Tax.

Schwab New Jersey AMT Tax-Free Money Fundtm 11

Schwab Pennsylvania Municipal Money Fundtm

Schwab Pennsylvania Municipal Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 26 and 39 days (from 12/31/08-6/30/09). The WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June. This is consistent with the annual issuance of fixed rate notes by state and local government issuers. In general, the fund’s WAM was kept long relative to the peer group in an effort to partially offset the effects of a general market decline in yields.

Yields on municipal money market funds declined to record low levels during the first half of 2009, due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Yields on variable-rate instruments were further depressed by a shortage of supply in securities considered acceptable for purchase by municipal money market funds. Fixed-rate yields also declined resulting in much lower reinvestment rates for positions which matured during the period.

As of 6/30/09:

 Portfolio Composition by Maturity

% of Investments

1-15 Days	71.90%
16-30 Days	5.80%
31-60 Days	8.30%
61-90 Days	3.10%
91-120 Days	1.90%
More than 120 Days	9.00%

 Statistics

Weighted Average Maturity[2]	34 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	60%

 Portfolio Composition by Security Type1

% of Investments

Tender Option Bonds	28.0%
Variable Rate Demand Notes	43.0%
Commercial Paper	11.5%
Fixed Rate Notes	17.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio Composition is calculated using the Par Value of Investments.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

12 Schwab Pennsylvania Municipal Money Fundtm

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Pennsylvania Municipal
Money Fund
Sweep Shares

Ticker Symbol	SWEXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.09%

Seven-Day Yield—No Waiver[3]	0.00%

Seven-Day Effective Yield[2]	0.09%

Seven-Day Taxable-Equivalent Effective Yield[2],4	0.15%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[4]	Taxable-equivalent effective yield assumes a 2009 maximum combined federal regular income and Pennsylvania state personal income tax rate of 38.07%. Investment income may be subject to the Alternative Minimum Tax.

Schwab Pennsylvania Municipal Money Fundtm 13

Schwab Massachusetts AMT Tax-Free Money Fundtm

Schwab Massachusetts AMT Tax-Free Money Fund provided safety and liquidity to shareholders throughout the period, while emphasizing credit quality over yield. The fund’s Weighted Average Maturity (WAM) ranged between 31 and 50 days (from 12/31/08-6/30/09). The WAM of the fund followed a typical seasonal pattern of shortening during the first few months of the year before extending in June. This is consistent with the annual issuance of fixed rate notes by state and local government issuers. In general, the fund’s WAM was kept long relative to the peer group in an effort to partially offset the effects of a general market decline in yields. In addition, Charles Schwab & Co. and the fund’s investment adviser voluntarily waived and/or reimbursed certain fees or expenses to maintain a positive net yield*. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

Yields on municipal money market funds declined to record low levels during the first half of 2009, due to the union of several factors. The highly accommodative monetary policies initiated by the Federal Reserve in late 2008, which focused on lowering lending rates and increasing the money supply, continued in 2009 and resulted in significant downward pressure on short-term municipal interest rates. Yields on variable-rate instruments were further depressed by a shortage of supply in securities considered acceptable for purchase by municipal money market funds. Fixed-rate yields also declined resulting in much lower reinvestment rates for positions which matured during the period.

As of 6/30/09:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	72.80%
16-30 Days	2.00%
31-60 Days	5.20%
61-90 Days	9.10%
91-120 Days	0.00%
More than 120 Days	10.90%

 Statistics

Weighted Average Maturity[2]	37 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	39%

 Portfolio Composition by Security Type1

% of Investments

Tender Option Bonds	43.0%
Variable Rate Demand Notes	27.6%
Commercial Paper	8.9%
Fixed Rate Notes	20.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

*Schwab and the investment adviser may recapture expenses or fees they waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 in the Financial Notes section.

Portfolio holdings may have changed since the report date.

[1]	Portfolio Composition is calculated using the Par Value of Investments.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

14 Schwab Massachusetts AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Massachusetts
AMT Tax-Free
Money Fund
Sweep Shares

Ticker Symbol	SWDXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.02%

Seven-Day Yield—No Waiver[3]	-0.07%

Seven-Day Effective Yield[2]	0.02%

Seven-Day Taxable-Equivalent Effective Yield[2],4	0.03%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[4]	Taxable-equivalent effective yield assumes a 2009 maximum combined federal regular income and Massachusetts state personal income tax rate of 40.30%. Investment income may be subject to the Alternative Minimum Tax.

Schwab Massachusetts AMT Tax-Free Money Fundtm 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2009 and held through June 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 1/1/09	at 6/30/09	1/1/09–6/30/09

Schwab New York AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.67%	$1,000	$1,001.00	$3.33
Hypothetical 5% Return	0.67%	$1,000	$1,021.47	$3.36
Value Advantage Shares®
Actual Return	0.48%	$1,000	$1,002.00	$2.39
Hypothetical 5% Return	0.48%	$1,000	$1,022.41	$2.41

Schwab New Jersey AMT Tax-Free Money Fundtm
Actual Return	0.68%	$1,000	$1,000.70	$3.37
Hypothetical 5% Return	0.68%	$1,000	$1,021.42	$3.41

Schwab Pennsylvania Municipal Money Fundtm
Actual Return	0.69%	$1,000	$1,001.80	$3.42
Hypothetical 5% Return	0.69%	$1,000	$1,021.37	$3.46

Schwab Massachusetts AMT Tax-Free Money Fundtm
Actual Return	0.69%	$1,000	$1,001.70	$3.42
Hypothetical 5% Return	0.69%	$1,000	$1,021.37	$3.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

16 Schwab Municipal Money Funds

Schwab New York AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Sweep Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.10	[2]	1.62	3.03	2.82	1.78	0.56

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.67	[3,4]	0.65	0.65	0.65	0.66	0.69
Gross operating expenses	0.73	[3]	0.71	0.70	0.84	0.84	0.84
Net investment income (loss)	0.21	[3]	1.60	2.98	2.80	1.75	0.55
Net assets, end of period ($ x 1,000,000)	1,651		1,786	1,561	1,217	1,031	1,073

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Value Advantage Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.20	[2]	1.82	3.24	3.03	2.00	0.80

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.48	[3,4]	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.60	[3]	0.58	0.57	0.60	0.61	0.61
Net investment income (loss)	0.39	[3]	1.79	3.18	2.98	2.00	0.79
Net assets, end of period ($ x 1,000,000)	1,228		1,349	1,477	1,103	834	654

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.63% for the Sweep Shares and 0.45% for the Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

See financial notes 17

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2009, (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.6%	Municipal Securities	2,867,016	2,867,016

99.6%	Total Investments	2,867,016	2,867,016
0.4%	Other Assets and Liabilities, Net		12,223

100.0%	Net Assets		2,879,239

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.6% of net assets

New York 99.3%
Albany Cnty
Various Purposes BAN 2008
0.93%, 12/10/09	32,134	32,355
Albany IDA
Refunding IDRB (United Cerebral Palsy Association-Capital District)
Series 1997B
3.50%, 07/02/09 (a)(b)	7,810	7,810
Broome Cnty IDA
Civic Facility RB (Methodist Homes for the Aging)
Series 2003
0.29%, 07/01/09 (a)(b)	2,955	2,955
Chappaqua Central SD
TAN 2009-2010
0.42%, 06/30/10 (e)	8,000	8,121
Chautauqua Cnty
Civic Facility RB (Jamestown Center City Development Corp)
Series 2000A
0.33%, 07/02/09 (a)(b)(f)	11,010	11,010
Cohoes IDA
Urban Cultural Park Facility RB (Eddy Village Green)
Series 2008
0.20%, 07/02/09 (a)(b)	7,600	7,600
Dutchess Cnty IDA
Civic Facility RB (Marist College Civic Facility)
Series 1999A
0.25%, 07/02/09 (a)(b)	4,320	4,320
East Islip Union Free SD
TAN 2008
1.78%, 07/10/09	14,000	14,004
Erie Cnty Fiscal Stability Auth
BAN
Series 2009A
0.90%, 05/19/10	9,425	9,516
Erie Cnty Tobacco Asset Securitization Corp
Tobacco Settlement Sr Asset-Backed Bonds
Series 2000A
0.60%, 07/15/10 (b)	6,325	6,741
Tobacco Settlement Subordinate Asset-Backed Bonds
Series 2000A
0.60%, 07/15/10 (b)	1,635	1,738
Herkimer Cnty
Civic Facility RB (Templeton Foundation)
Series 2000
3.15%, 07/02/09 (a)(b)	1,255	1,255
Lancaster IDA
Civic Facility RB (2000 GreenField Manor)
0.41%, 07/01/09 (a)(b)	10,425	10,425
Long Island Power Auth
Electric System General RB
Series 2004A
0.44%, 07/02/09 (a)(b)(c)(d)	22,275	22,275
Electric System General RB
Series 2006C
0.21%, 07/02/09 (a)(b)(c)(d)	6,500	6,500
Electric System Subordinated RB
Series 2001–3A
0.25%, 07/01/09 (a)(b)	15,300	15,300
Madison Cnty IDA
Tax Exempt Civic Facility RB (Colgate Univ)
Series 2005A
0.43%, 07/02/09 (a)(b)(c)(d)	8,630	8,630
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds
Series 2008A
0.80%, 07/02/09 (a)(b)(c)(f)	80,000	80,000
Dedicated Tax Fund Refunding Bonds
Series 2008B3
0.25%, 07/02/09 (a)(b)	3,800	3,800
Transportation RB
Series 2002A
0.85%, 07/02/09 (a)(b)(c)(d)	7,250	7,250
Transportation RB
Series 2003A
0.44%, 07/02/09 (a)(b)(c)(d)	10,195	10,195
Transportation RB
Series 2005D1
0.19%, 07/02/09 (a)(b)	9,000	9,000
Transportation RB
Series 2007A
0.44%, 07/02/09 (a)(b)(c)(d)	31,000	31,000
Nassau Cnty
GO Bonds
Series 2007A
0.19%, 07/01/09 (a)(b)	7,275	7,275
GO TAN
Series 2008A
0.55%, 09/30/09	10,000	10,036
0.77%, 09/30/09	5,000	5,015
GO TAN
Series 2008B
1.10%, 10/30/09	17,000	17,078

18 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Nassau Cnty IDA
RB (Amsterdam at Harborside)
Series 2007C
0.20%, 07/01/09 (a)(b)	49,065	49,065
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2008D1
0.36%, 07/01/09 (a)(c)	12,600	12,600
Nassau Health Care Corp
Bonds
Series 2009B1
0.15%, 07/01/09 (a)(b)	1,000	1,000
Bonds
Series 2009C1
0.45%, 08/28/09 (b)	9,175	9,175
Bonds
Series 2009C2
0.45%, 07/06/09 (b)	11,930	11,930
Health System RB
Series 1999
1.85%, 08/01/09 (b)	5,000	5,116
0.54%, 08/01/09 (b)	2,285	2,341
0.42%, 08/01/09 (b)	4,000	4,098
New York City
GO Bonds Fiscal 1994
Series A7
0.18%, 07/01/09 (a)(b)	3,100	3,100
GO Bonds Fiscal 1995
Series F6
0.23%, 07/01/09 (a)(b)	11,000	11,000
GO Bonds Fiscal 2002
Series B
0.95%, 12/01/09	3,800	3,868
GO Bonds Fiscal 2003
Series A
0.72%, 08/01/09	2,000	2,008
1.80%, 08/01/09	1,750	1,755
GO Bonds Fiscal 2003
Series C4
0.13%, 07/01/09 (a)(b)	3,300	3,300
GO Bonds Fiscal 2004
Series F
0.85%, 07/02/09 (a)(c)(d)(f)	105,000	105,000
GO Bonds Fiscal 2004
Series G
1.38%, 08/01/09	5,000	5,015
2.48%, 08/01/09	7,000	7,015
GO Bonds Fiscal 2004
Series H2
0.13%, 07/01/09 (a)(b)	24,075	24,075
GO Bonds Fiscal 2004
Series J
0.26%, 07/02/09 (a)(c)(d)	7,670	7,670
0.31%, 07/02/09 (a)(c)(d)	16,000	16,000
GO Bonds Fiscal 2005
Series G
0.26%, 07/02/09 (a)(c)(d)	7,555	7,555
GO Bonds Fiscal 2005
Series G&O
0.26%, 07/02/09 (a)(c)(d)	12,800	12,800
GO Bonds Fiscal 2005
Series H
0.80%, 08/01/09	500	502
2.48%, 08/01/09	19,200	19,240
GO Bonds Fiscal 2005
Series J
0.26%, 07/02/09 (a)(c)(d)	7,015	7,015
0.75%, 03/01/10	10,675	10,977
GO Bonds Fiscal 2005
Series K
1.72%, 07/02/09 (a)(c)(d)	16,080	16,080
GO Bonds Fiscal 2005
Series O
0.24%, 07/02/09 (a)(b)(c)(d)	10,055	10,055
GO Bonds Fiscal 2006
Series E4
0.23%, 07/02/09 (a)(b)	10,000	10,000
GO Bonds Fiscal 2006
Series F4
0.19%, 07/02/09 (a)(b)	29,750	29,750
GO Bonds Fiscal 2006
Series I4
0.21%, 07/01/09 (a)(b)	4,800	4,800
GO Bonds Fiscal 2006
Series I7
0.36%, 07/01/09 (a)(b)	3,000	3,000
GO Bonds Fiscal 2008
Series A1
0.26%, 07/02/09 (a)(c)(d)	5,180	5,180
GO Bonds Fiscal 2008
Series D3
0.16%, 07/02/09 (a)(c)	27,400	27,400
GO Bonds Fiscal 2008
Series D4
0.15%, 07/02/09 (a)(c)	4,000	4,000
GO Bonds Fiscal 2009
Series F1
0.26%, 07/02/09 (a)(c)(d)	3,325	3,325
GO Bonds Fiscal 2009
Series H1
0.30%, 07/02/09 (a)(c)(d)	8,250	8,250
New York City Capital Resource Corp
RB (Loan Enhanced Assistance Program)
Series 2008B1
0.20%, 07/02/09 (a)(b)	3,800	3,800
RB (Loan Enhanced Assistance Program)
Series 2008B3
0.20%, 07/02/09 (a)(b)	7,850	7,850
New York City Health & Hospitals Corp
Health System Bonds
Series 2008D
0.23%, 07/01/09 (a)(b)	8,400	8,400
Health System Bonds
Series 2008E
0.16%, 07/01/09 (a)(b)	3,500	3,500
New York City HFA
Housing RB (Normandie Court I)
Series 1991A
0.25%, 07/01/09 (a)(b)	52,790	52,790
New York City Housing Development Corp
M/F Housing RB
Series 2009B1
0.50%, 07/31/09	6,555	6,555

See financial notes 19

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB
Series 2009B2
0.55%, 10/30/09	2,730	2,730
M/F Housing RB
Series 2009B3
0.55%, 12/01/09	6,335	6,335
M/F Housing RB
Series 2009C1
0.26%, 07/02/09 (a)(c)(d)	6,000	6,000
M/F Housing RB
Series 2009E
0.45%, 03/15/10	10,815	10,815
M/F Mortgage RB (245 East 124th St)
Series 2008A
0.16%, 07/01/09 (a)(b)	7,500	7,500
M/F Mortgage RB (Bruckner by the Bridge)
Series 2008A
0.19%, 07/01/09 (a)(b)	15,000	15,000
New York City IDA
Civic Facility RB (Jewish Board of Family & Childrens Services)
Series 2000
0.90%, 07/01/09 (a)(b)	14,340	14,340
Civic Facility RB (Lycee Francais de New York)
Series 2002B
0.14%, 07/02/09 (a)(b)	4,370	4,370
Civic Facility RB (New York Law School)
Series 2006A
0.25%, 07/02/09 (a)(b)	17,350	17,350
Civic Facility RB (New York Univ)
Series 2001
0.34%, 07/02/09 (a)(c)(d)	6,530	6,530
Civic Facility RB (United Jewish Appeal-Federation of Jewish Philanthropies of New York)
Series 2004B
0.20%, 07/01/09 (a)	6,000	6,000
New York City Municipal Water Finance Auth
CP
Series 5
0.50%, 10/15/09	26,750	26,750
Crossover Refunding Bond
Series 2002E
0.26%, 07/02/09 (a)(c)(d)	8,590	8,590
Extendible CP Notes
Series 8
0.60%, 07/01/09	46,225	46,225
Water & Sewer System RB (Second General Resolution) Fiscal 2007
Series DD
0.25%, 07/02/09 (a)(c)(d)	2,200	2,200
0.26%, 07/02/09 (a)(c)(d)	1,455	1,455
Water & Sewer System RB (Second General Resolution) Fiscal 2008
Series AA
0.25%, 07/02/09 (a)(c)(d)	7,100	7,100
Water & Sewer System RB (Second General Resolution) Fiscal 2008
Series DD
0.26%, 07/02/09 (a)(c)(d)	3,925	3,925
Water & Sewer System RB (Second General Resolution) Fiscal 2009
Series DD
0.34%, 07/02/09 (a)(c)(d)	5,205	5,205
Water & Sewer System RB (Second General Resolution) Fiscal 2009
Series FF2
0.28%, 07/02/09 (a)(c)(d)	30,000	30,000
Water & Sewer System RB Fiscal 2001
Series C
0.25%, 07/02/09 (a)(c)(d)	8,400	8,400
Water & Sewer System RB Fiscal 2002
Series A&G, Fiscal 2003
Series E & Crossover Refunding Bonds 2002E
0.26%, 07/02/09 (a)(c)(d)	13,405	13,405
Water & Sewer System RB Fiscal 2003
Series E
0.34%, 07/02/09 (a)(c)(d)	5,600	5,600
Water & Sewer System RB Fiscal 2003
Series A
0.34%, 07/02/09 (a)(c)(d)	9,900	9,900
Water & Sewer System RB Fiscal 2003
Series E
0.34%, 07/02/09 (a)(c)(d)	1,765	1,765
0.34%, 07/02/09 (a)(c)(d)	5,600	5,600
Water & Sewer System RB Fiscal 2004
Series C
0.21%, 07/02/09 (a)(b)(c)(d)(f)	4,000	4,000
Water & Sewer System RB Fiscal 2005
Series D
0.26%, 07/02/09 (a)(c)(d)	7,200	7,200
0.26%, 07/02/09 (a)(c)(d)	4,285	4,285
Water & Sewer System RB Fiscal 2006
Series A
0.23%, 07/02/09 (a)(b)(c)(d)	25,220	25,220
0.26%, 07/02/09 (a)(c)(d)	3,045	3,045
0.34%, 07/02/09 (a)(c)(d)	7,000	7,000
0.55%, 07/02/09 (a)(c)(d)	8,445	8,445
Water & Sewer System RB Fiscal 2006
Series D
0.26%, 07/02/09 (a)(c)(d)	3,550	3,550
Water & Sewer System RB Fiscal 2008
Series A
0.25%, 07/02/09 (a)(c)(d)	20,813	20,813
Water & Sewer System RB Fiscal 2008
Series BB5
0.27%, 07/01/09 (a)(c)	1,200	1,200
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007
Series S1
0.21%, 07/02/09 (a)(b)(c)(d)	9,950	9,950
Building Aid RB Fiscal 2007
Series S2
0.45%, 07/02/09 (a)(b)(c)(d)	7,295	7,295
Building Aid RB Fiscal 2009
Series S5
0.34%, 07/02/09 (a)(b)(c)(d)	18,085	18,085
Building Aid RB Fiscal 2009
Series S4
0.34%, 07/02/09 (a)(b)(c)(d)	16,435	16,435
Future Tax Secured Bonds Fiscal 2002
Series B
0.28%, 07/02/09 (a)(c)(d)	5,585	5,585
0.49%, 07/02/09 (a)(c)(d)	9,605	9,605

20 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Future Tax Secured Subordinate Bonds Fiscal 2007
Series B
0.25%, 07/02/09 (a)(c)(d)	5,000	5,000
0.26%, 07/02/09 (a)(c)(d)	2,800	2,800
Future Tax Secured Subordinate Bonds Fiscal 2007
Series C1
0.25%, 07/02/09 (a)(c)(d)	5,000	5,000
0.30%, 07/02/09 (a)(c)(d)	6,000	6,000
Future Tax Secured Subordinate Bonds Fiscal 2008
Series B
0.25%, 07/02/09 (a)(c)(d)	5,000	5,000
Recovery Bonds Fiscal 2003
Series 2D
0.17%, 07/01/09 (a)(c)	17,320	17,320
New York City Trust for Cultural Resources
RB (Museum of Modern Art)
Series 2001–1D
0.34%, 07/02/09 (a)(c)(d)	4,015	4,015
Refunding RB (American Museum of Natural History)
Series 2004A
0.50%, 07/02/09 (a)(c)(d)	3,745	3,745
Refunding RB (American Museum of Natural History)
Series 2008B1
0.17%, 07/02/09 (a)(c)	4,730	4,730
Refunding RB (American Museum of Natural History)
Series 2008B2
0.17%, 07/02/09 (a)(c)	5,100	5,100
Refunding RB (American Museum of Natural History)
Series 2008B3
0.17%, 07/02/09 (a)(c)	7,100	7,100
Refunding RB (Museum of Modern Art)
Series 2008–1A
0.25%, 07/02/09 (a)(c)(d)	2,910	2,910
1.75%, 08/01/09	5,750	5,761
2.43%, 08/01/09	2,000	2,003
New York State
GO Bonds
Series 2009A
0.26%, 07/02/09 (a)(c)(d)	1,780	1,780
0.64%, 02/15/10	12,760	12,868
New York State Dormitory Auth
City Univ System Consolidated RB (Fifth General Resolution)
Series 2008C
0.20%, 07/02/09 (a)(b)	6,300	6,300
City Univ System Consolidated RB (Fifth General Resolution)
Series 2008D
0.14%, 07/02/09 (a)(b)	2,800	2,800
CP Notes (Cornell Univ)
0.45%, 11/05/09	6,155	6,155
Facilities Improvement RB (Mental Health Services)
Series 2008D
1.71%, 08/15/09	5,780	5,796
Hospital RB (New York & Presbyterian Hospital)
Series 2007
0.44%, 07/02/09 (a)(b)(c)(d)	9,900	9,900
Mental Health Services Facilities Improvement RB
Series 2003D1
0.75%, 02/15/10	1,010	1,037
1.05%, 02/15/10	1,070	1,096
1.35%, 02/15/10	150	153
RB (Blythedale Children’s Hospital)
Series 2009
0.18%, 07/02/09 (a)(b)	4,500	4,500
RB (Catholic Health System)
Series 2008
0.22%, 07/02/09 (a)(b)	2,470	2,470
RB (Columbia Univ)
Series 2008A
0.26%, 07/02/09 (a)(c)(d)	2,995	2,995
RB (Columbia Univ)
Series 2009A
0.17%, 07/01/09 (a)	10,000	10,000
RB (Culinary Institute of America)
Series 2004C
0.23%, 07/02/09 (a)(b)	3,000	3,000
RB (Culinary Institute of America)
Series 2004D
0.23%, 07/02/09 (a)(b)	3,075	3,075
RB (Culinary Institute of America)
Series 2006
0.23%, 07/02/09 (a)(b)	2,775	2,775
RB (D’Youville College)
Series 2008
2.95%, 07/02/09 (a)(b)	5,340	5,340
RB (Long Island Univ)
Series 2006A1
0.65%, 07/02/09 (a)(b)	19,500	19,500
0.65%, 07/02/09 (a)(b)	2,070	2,070
RB (New York Univ)
Series 2001–2
0.34%, 07/02/09 (a)(c)(d)	3,450	3,450
RB (Park Ridge Hospital)
Series 2005
0.33%, 07/02/09 (a)(b)	930	930
RB (Pratt Institute)
Series 2009A
0.26%, 07/02/09 (a)(b)	10,775	10,775
RB (Royal Charter Properties-East)
Series 2006A
0.20%, 07/01/09 (a)(b)(f)	41,290	41,290
RB (St John’s Univ)
Series 2008A
0.18%, 07/02/09 (a)(b)	18,125	18,125
RB (St. John’s Univ)
Series 2008B1
0.18%, 07/02/09 (a)(b)	8,830	8,830
RB (Wagner College)
Series 2009
0.15%, 07/01/09 (a)(b)	4,000	4,000
State Personal Income Tax RB
Series 2005D
0.70%, 03/15/10	2,435	2,509
State Personal Income Tax RB
Series 2005F
0.26%, 07/02/09 (a)(c)(d)	5,130	5,130
State Personal Income Tax RB
Series 2006C
0.34%, 07/02/09 (a)(c)(d)(f)	14,000	14,000
State Personal Income Tax RB
Series 2008A
0.61%, 12/15/09	1,000	1,020
State Personal Income Tax RB
Series 2008B
0.26%, 07/02/09 (a)(c)(d)	4,520	4,520

See financial notes 21

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

State Personal Income Tax RB
Series 2009A
0.65%, 03/15/10	15,570	15,718
State Personal Income Tax Refunding RB
Series 2005B
1.73%, 07/02/09 (a)(c)(d)	9,000	9,000
State Univ Educational Facilities RB 1989 Resolution
Series 2000
0.52%, 05/15/10 (b)	2,050	2,168
0.56%, 05/15/10 (b)	400	423
0.52%, 05/15/10 (b)	10,000	10,575
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison Co of New York)
Series 2005A1
0.14%, 07/01/09 (a)(b)	2,050	2,050
Facilities RB (Consolidated Edison Co of New York)
Series 2005A3
0.31%, 07/01/09 (a)(b)	3,000	3,000
Pollution Control Refunding RB (New York State Electric & Gas Corp) 1994
Series B
0.28%, 07/01/09 (a)(b)	13,000	13,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB (Second Resolution)
Series 2002B
0.34%, 07/02/09 (a)(c)(d)	24,750	24,750
State Clean Water & Drinking Water Revolving Funds RB (Second Resolution Subordinated SRF Bonds)
Series 2009A
0.26%, 07/02/09 (a)(c)(d)	13,180	13,180
State Clean Water & Drinking Water Revolving Funds RB (Second Resolution Subordinated SRF Bonds)
Series 2009A
0.26%, 07/02/09 (a)(c)(d)	4,425	4,425
State Personal Income Tax RB
Series 2008A
0.26%, 07/02/09 (a)(c)(d)	3,185	3,185
New York State HFA
Housing RB (100 Maiden Lane)
Series 2004A
0.24%, 07/01/09 (a)(b)	15,500	15,500
Housing RB (20 River Terrace)
Series 2002A
0.18%, 07/01/09 (a)(b)	15,600	15,600
Housing RB (320 West 39th St)
Series 2009A
0.23%, 07/01/09 (a)(b)	17,760	17,760
Housing RB (330 Riverdale Ave Apts)
Series 2008A
0.24%, 07/01/09 (a)(b)	9,600	9,600
Housing RB (505 West 37th St)
Series 2009A
0.35%, 07/01/09 (a)(b)	42,400	42,400
Housing RB (College Arms Apts)
Series 2008A
0.25%, 07/01/09 (a)(b)	3,795	3,795
Housing RB (North End Avenue)
Series 2004A
0.18%, 07/01/09 (a)(b)	4,500	4,500
Housing RB (Shore Hill)
Series 2008A
0.18%, 07/01/09 (a)(b)	12,300	12,300
Housing RB (Tribeca Green)
Series 2003A
0.25%, 07/01/09 (a)(b)	16,255	16,255
Service Contract Refunding RB
Series 2003B
0.25%, 07/01/09 (a)(b)	5,300	5,300
Service Contract Refunding RB
Series 2003I
0.35%, 07/01/09 (a)(b)	5,000	5,000
Service Contract Refunding RB
Series 2003L
0.22%, 07/01/09 (a)(b)	37,500	37,500
Service Contract Refunding RB
Series 2003M1
0.22%, 07/01/09 (a)(b)	7,000	7,000
Service Contract Refunding RB
Series 2003M2
0.20%, 07/01/09 (a)(b)	4,200	4,200
State Personal Income Tax RB
Series 2005C
0.75%, 07/01/09 (a)(c)	40,800	40,800
New York State Local Assistance Corp
Bonds
Series 1995C
0.70%, 07/01/09 (a)(b)	24,389	24,389
Refunding RB
Series 1993C
0.49%, 07/02/09 (a)(c)(d)	9,900	9,900
Sr Lien Refunding Bonds
Series 2007A
0.68%, 04/01/10	10,000	10,322
Sr Lien Refunding Bonds
Series 2008BBV2
1.00%, 07/01/09 (a)(c)	35,100	35,100
New York State Mortgage Agency
Homeowner Mortgage RB
Series 159
0.27%, 07/01/09 (a)(c)	26,500	26,500
Homeowner Mortgage RB
Series 162
0.20%, 07/01/09 (a)(c)	8,300	8,300
New York State Power Auth
CP
Series 1
0.90%, 07/15/09	17,000	17,000
0.95%, 08/05/09	18,540	18,540
0.64%, 08/13/09	8,000	8,000
1.00%, 11/04/09	25,225	25,225
CP
Series 2
0.68%, 07/14/09	1,700	1,700
0.65%, 08/13/09	4,200	4,200
0.80%, 10/15/09	2,000	2,000
0.85%, 08/25/09	18,000	18,000
0.85%, 11/06/09	26,935	26,935
0.95%, 08/05/09	3,699	3,699
0.95%, 09/15/09	2,000	2,000
RB
Series 2007A
0.37%, 07/02/09 (a)(c)(d)	2,900	2,900
0.34%, 07/02/09 (a)(c)(d)	6,835	6,835

22 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Tender Notes
Series 1985
1.60%, 09/01/09	8,000	8,000
New York State Thruway Auth
General RB
Series G
0.50%, 07/02/09 (a)(b)(c)(d)	3,950	3,950
General RB
Series H
0.23%, 07/02/09 (a)(b)(c)(d)	17,670	17,670
New York State Tobacco Settlement Financing Corp
Asset-Backed RB (State Contingency Contract)
Series 2003A1C
0.45%, 07/02/09 (a)(b)(c)(d)	4,795	4,795
Asset-Backed RB (State Contingency Contract)
Series 2003B1
1.20%, 06/01/10	1,990	2,059
Asset-Backed RB (State Contingency Contract)
Series 2008A
1.15%, 06/01/10	1,500	1,553
Asset-Backed RB (State Contingency Contract)
Series 2008B
1.20%, 06/01/10	17,570	18,176
New York State Urban Development Corp
Correctional Capital Facilities Refunding RB
Series 1993A
1.00%, 01/01/10	3,000	3,082
Service Contract Refunding RB
Series 2005B
0.55%, 01/01/10	500	507
Service Contract Refunding RB
Series 2008A4
0.30%, 07/02/09 (a)(b)(c)	26,500	26,500
State Personal Income Tax RB
Series 2005B
0.55%, 07/02/09 (a)(c)(d)	9,195	9,195
State Personal Income Tax RB
Series 2008A1
1.04%, 12/15/09	4,000	4,072
State Personal Income Tax RB
Series 2009A1
0.26%, 07/02/09 (a)(c)(d)	4,995	4,995
0.34%, 07/02/09 (a)(c)(d)	2,540	2,540
State Personal Income Tax RB
Series 2009B1
0.62%, 03/15/10	1,000	1,023
0.65%, 03/15/10	24,000	24,558
Niagra Falls Bridge Commission
Toll Bridge System RB
Series 1993A
1.25%, 07/01/09 (a)(b)(c)	4,000	4,000
Oceanside Union Free SD
TAN 2009-2010
0.45%, 06/23/10	16,000	16,241
Onondaga Cnty IDA
Civic Facility RB (Syracuse Univ)
Series 2008B
0.20%, 07/01/09 (a)(b)(f)	12,010	12,010
Otsego Cnty IDA
RB (Mary Imogene Bassett Hospital)
Series 2007A
2.95%, 07/02/09 (a)(b)	8,750	8,750
Oyster Bay
BAN 2009A
0.47%, 03/12/10	5,000	5,018
0.55%, 03/12/10	15,000	15,047
Port Auth of New York & New Jersey
Consolidated Bonds
144th Series
0.26%, 07/02/09 (a)(c)(d)	1,695	1,695
Consolidated Bonds 148th
148th Series
0.30%, 07/02/09 (a)(c)(d)(f)	28,800	28,800
0.39%, 07/02/09 (a)(c)(d)	8,230	8,230
0.39%, 07/02/09 (a)(c)(d)	36,350	36,350
CP
Series B
0.55%, 07/14/09	2,000	2,000
0.55%, 09/10/09	10,000	10,000
0.55%, 10/09/09	5,000	5,000
0.56%, 10/09/09	14,495	14,495
0.63%, 08/12/09	4,500	4,500
0.64%, 08/13/09	6,535	6,535
0.74%, 08/13/09	1,375	1,375
1.00%, 08/12/09	12,010	12,010
1.00%, 09/08/09	10,970	10,970
Putnam Cnty
2008 TAN
1.35%, 10/29/09	15,000	15,081
Sales Tax Asset Receivable Corp
RB Fiscal 2005
Series A
0.39%, 07/02/09 (a)(c)(d)	9,900	9,900
0.55%, 07/02/09 (a)(c)(d)	8,815	8,815
St. Lawrence Cnty IDA
Civic Facility Refunding RB (Claxton-Hepburn Medical Center)
Series 2006
3.50%, 07/02/09 (a)(b)	3,710	3,710
Suffolk Cnty
TAN
Series 2009I
0.78%, 08/13/09	10,000	10,014
Syosset Central SD
TAN 2009-2010
0.40%, 06/25/10 (e)	9,000	9,138
0.42%, 06/25/10 (e)	9,000	9,136
Syracuse IDA
Civic Facility RB (Crouse Health Hospital)
Series 2007A
3.50%, 07/01/09 (a)(b)	10,000	10,000
Civic Facility RB (Syracuse Univ)
Series 2005A
0.20%, 07/01/09 (a)(b)	5,400	5,400
Civic Facility RB (Syracuse Univ)
Series 2005B
0.20%, 07/01/09 (a)(b)	5,700	5,700
Civic Facility Refunding RB (Crouse Health Hospital)
Series 2003A
3.50%, 07/01/09 (a)(b)	8,075	8,075
Triborough Bridge & Tunnel Auth
General Purpose RB
Series 2001A
0.34%, 07/02/09 (a)(c)(d)	4,900	4,900
0.39%, 07/02/09 (a)(c)(d)	4,980	4,980

See financial notes 23

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

General RB
Series 2001B
0.13%, 07/01/09 (a)(b)	31,600	31,600
General RB
Series 2008C
0.25%, 07/02/09 (a)(c)(d)	3,750	3,750
General RB
Series 2009A1
0.65%, 01/20/10	20,000	20,149
General RB
Series 2009A2
0.26%, 07/02/09 (a)(c)(d)	3,330	3,330
General Refunding RB
Series 2002B
0.34%, 07/02/09 (a)(c)(d)	2,395	2,395
General Refunding RB
Series 2005B3
0.25%, 07/02/09 (a)(c)	6,475	6,475
Subordinate RB
Series 2003A
0.64%, 07/02/09 (a)(c)(d)	8,900	8,900
Subordinate RB
Series 2008D
0.26%, 07/02/09 (a)(c)(d)	4,995	4,995
1.83%, 11/15/09	5,000	5,040
Subordinate Refunding RB
Series 2002E
0.26%, 07/01/09 (a)(c)(d)	16,280	16,280
0.37%, 07/02/09 (a)(c)(d)	6,300	6,300
0.60%, 07/02/09 (a)(c)(d)	34,425	34,425
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2002B
0.18%, 07/02/09 (a)(b)	13,360	13,360
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2002C
0.30%, 07/02/09 (a)(b)	20,000	20,000
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008B
0.32%, 07/02/09 (a)(b)	16,800	16,800
TSASC
Tobacco Flexible Amortization Bond
Series 1999–1
6.25%, 07/15/09 (b)	2,550	2,580
Ulster Cnty IDA
Civic Facility RB (Kingston Regional Sr Living Corp)
Series 2007C
0.20%, 07/02/09 (a)(b)	8,940	8,940
Village of East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home)
Series 2008
0.33%, 07/02/09 (a)(b)	9,375	9,375

		2,858,808

Puerto Rico 0.3%
Puerto Rico
GO Public Improvement Refunding Bonds
Series 2008B
0.22%, 07/01/09 (a)(b)	1,200	1,200
TRAN
Series 2009 A2
1.65%, 07/30/09 (b)	7,000	7,008

		8,208

Total Municipal Securities (Cost $2,867,016)		2,867,016

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $2,867,016.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $922,978 or 32.1% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN – Bond anticipation note
CP – Commercial paper
GO – General obligation
HFA – Housing finance agency/authority
IDA – Industrial development agency/authority
IDRB – Industrial development revenue bond
M/F – Multi-family
RB – Revenue bond
SD – School district
TAN – Tax anticipation note
TRAN – Tax and revenue anticipation note

24 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$2,867,016
Cash		1
Receivables:
Investments sold		34,930
Interest		6,801
Fund shares sold		1,721
Prepaid expenses	+	243

Total assets		2,910,712

Liabilities
Payables:
Investments bought		26,395
Investment adviser and administrator fees		66
Transfer agent and shareholder services fees		29
Fund shares redeemed		4,848
Distributions to shareholders		68
Trustees’ fees		2
Accrued expenses	+	65

Total liabilities		31,473

Net Assets
Total assets		2,910,712
Total liabilities	−	31,473

Net assets		$2,879,239
Net Assets by Source
Capital received from investors		2,878,881
Distribution in excess of net investment income		(8)
Net realized capital gains		366

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$1,650,922		1,650,045		$1.00
Value Advantage Shares	$1,228,317		1,227,483		$1.00

See financial notes 25

 Schwab New York AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$13,470

Net Realized Gains and Losses
Net realized gains on investments		366

Expenses
Investment adviser and administrator fees		5,055
Transfer agent and shareholder service fees:
Sweep Shares		3,134
Value Advantage Shares		1,403
Temporary Guarantee Program expense		582
Portfolio accounting fees		55
Custodian fees		41
Shareholder reports		36
Registration fees		32
Interest expense		32
Professional fees		23
Trustees’ fees		21
Tax expenses		9
Other expenses	+	14

Total expenses		10,437
Expense reduction by adviser and Schwab	−	1,342
Custody credits	−	15

Net expenses		9,080

Increase (Decrease) in Net Assets from Operations
Total investment income		13,470
Net expenses	−	9,080

Net investment income		4,390
Net realized gains	+	366

Increase in net assets from operations		$4,756

26 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$4,390	$52,621
Net realized gains	+	366	882

Increase in net assets from operations		4,756	53,503

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		1,903	27,339
Value Advantage Shares	+	2,522	25,242

Total distributions from net investment income		4,425	52,581

Transactions in Fund Shares*
Shares Sold
Sweep Shares		2,950,739	8,047,210
Value Advantage Shares	+	377,370	1,827,005

Total shares sold		3,328,109	9,874,215

Shares Reinvested
Sweep Shares		1,862	26,540
Value Advantage Shares	+	2,165	22,319

Total shares reinvested		4,027	48,859

Shares Redeemed
Sweep Shares		(3,088,368)	(7,848,484)
Value Advantage Shares	+	(500,029)	(1,978,135)

Total shares redeemed		(3,588,397)	(9,826,619)

Net transactions in fund shares		(256,261)	96,455

Net Assets
Beginning of period		3,135,169	3,037,792
Total increase (decrease)	+	(255,930)	97,377

End of period		$2,879,239	$3,135,169

Distribution in excess of net investment income/Net investment income not yet distributed		($8)	$27

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 27

Schwab New Jersey AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.07	[2]	1.66	3.02	2.82	1.80	0.57

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.68	[3,4]	0.64	0.66 [5]	0.65	0.65	0.65
Gross operating expenses	0.77	[3]	0.74	0.76	0.88	0.86	0.86
Net investment income (loss)	0.14	[3]	1.63	2.96	2.78	1.78	0.57
Net assets, end of period ($ x 1,000,000)	766		835	726	513	472	448

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.64%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.
5 The ratio of net operating expenses would have been 0.65%, if certain non-routine expenses (tax expense) had not been included.

28 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2009, (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.5%	Municipal Securities	754,259	754,259

98.5%	Total Investments	754,259	754,259
1.5%	Other Assets and Liabilities, Net		11,862

100.0%	Net Assets		766,121

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.5% of net assets

New Jersey 89.0%
Burlington Cnty
BAN
Series 2009A
0.49%, 05/28/10	13,500	13,623
Caldwell
BAN
2.25%, 07/31/09	1,933	1,935
Camden Cnty
Sr Redevelopment RB (Harvest Village)
Series 1999A
0.25%, 07/01/09 (a)(b)	13,130	13,130
Delaware River Joint Toll Bridge Commission
Bridge System RB
Series 2007A
0.45%, 07/02/09 (a)(b)(c)(d)	2,200	2,200
Bridge System RB
Series 2007B1
0.75%, 07/02/09 (a)(b)	1,130	1,130
Delaware River Port Auth
Refunding RB
Series 2008A
0.27%, 07/02/09 (a)(b)	20,700	20,700
East Brunswick
BAN
1.75%, 12/30/09	4,500	4,539
East Brunswick Township
BAN 2009
0.54%, 04/28/10	14,400	14,513
Fair Lawn Borough
BAN
1.01%, 12/17/09	9,300	9,360
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds
Series 2003A
1.95%, 11/01/09	1,600	1,617
Open Space & Farmland Preservation Bonds
Series 2005A
0.55%, 07/02/09 (a)(c)(d)	4,190	4,190
Gloucester Cnty
BAN
Series 2009A
1.25%, 10/15/09	16,500	16,571
Livingston Township
BAN
0.50%, 04/29/10	10,000	10,062
Marlboro Township
BAN
Series 2009
0.54%, 04/09/10	15,750	15,866
Mercer Cnty
BAN
Series 2009A
0.87%, 01/14/10	3,700	3,727
Montclair Township
Temporary Note
1.43%, 12/18/09	4,500	4,522
New Jersey
GO Bonds
2.30%, 08/01/09	8,415	8,436
GO Refunding Bonds
Series J
0.65%, 07/15/09	1,500	1,503
1.40%, 07/15/09	3,000	3,004
1.50%, 07/15/09	2,000	2,003
New Jersey Economic Development Auth
Economic Development Bonds (Duke Farms)
Series 2009A
0.27%, 07/01/09 (a)(b)	1,000	1,000
Economic Development Bonds (Ranney School)
Series 2007
0.15%, 07/02/09 (a)(b)	5,100	5,100
Economic Development RB (Catholic Community Service)
Series 1993
0.42%, 07/02/09 (a)(b)	3,480	3,480
First Mortgage Refunding RB (Winchester Gardens at Homestead)
Series 2004B
0.49%, 07/02/09 (a)(b)	7,465	7,465
Motor Vehicle Surcharge RB
Series 2004A
0.30%, 07/02/09 (a)(b)(c)(d)	5,715	5,715
RB (Baptist Home Society)
Series 2003
1.05%, 07/02/09 (a)(b)	3,295	3,295
RB (Blair Academy)
Series 2007
0.22%, 07/02/09 (a)(b)	22,475	22,475
RB (Hun School of Princeton)
Series 2004
0.98%, 07/02/09 (a)(b)	10,545	10,545
RB (Jewish Home at Rockleigh)
Series 1998A
0.70%, 07/02/09 (a)(b)	8,875	8,875

See financial notes 29

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Princeton Day School)
Series 2005
0.30%, 07/01/09 (a)(b)	8,500	8,500
School Facilities Construction Bonds
Series 2008X
0.18%, 07/01/09 (a)(b)	33,000	33,000
School Facilities Construction Notes
Series 2009A
0.48%, 06/18/10	25,000	25,485
School Facilities Construction Refunding Bonds
Series 2008V1
0.43%, 07/01/09 (a)(b)	11,205	11,205
School Facilities Construction Refunding Bonds
Series 2008V2
0.75%, 07/01/09 (a)(b)	42,030	42,030
New Jersey Educational Facilities Auth
RB (Princeton Univ)
Series 2007E
0.25%, 07/02/09 (a)(c)(d)	2,053	2,053
RB (Princeton Univ)
Series 2007F
0.33%, 07/02/09 (a)(c)(d)	6,435	6,435
New Jersey Health Care Facilities Financing Auth
RB (AHS Hospital)
Series 2008B
0.20%, 07/02/09 (a)(b)	2,000	2,000
RB (Composite Program)
Series 2003A2
0.37%, 07/02/09 (a)(b)	2,500	2,500
RB (Composite Program)
Series 2004A3
0.20%, 07/02/09 (a)(b)	2,900	2,900
RB (Composite Program)
Series 2004A4
0.20%, 07/02/09 (a)(b)	7,335	7,335
RB (Composite Program)
Series 2006A1
0.25%, 07/02/09 (a)(b)	3,740	3,740
RB (Composite Program)
Series 2006A3
0.25%, 07/02/09 (a)(b)	1,550	1,550
RB (Hackensack Univ Medical Center)
Series 2008
0.43%, 07/02/09 (a)(b)(c)(d)	4,400	4,400
RB (Meridian Health Care System Obligated Group)
Series 2003A
0.18%, 07/02/09 (a)(b)	2,000	2,000
RB (Robert Wood Johnson Univ Hospital)
Series 2004
0.22%, 07/02/09 (a)(b)	15,675	15,675
RB (Somerset Medical Center)
Series 2008
0.16%, 07/02/09 (a)(b)	3,200	3,200
RB (St. Peter’s Univ Hospital Obligated Group)
Series 2000B
0.20%, 07/01/09 (a)(b)	1,015	1,015
RB (Virtua Health)
Series 2004
0.22%, 07/02/09 (a)(b)	5,790	5,790
RB (Virtua Health)
Series 2009C
0.27%, 07/01/09 (a)(b)	3,000	3,000
New Jersey Housing & Mortgage Finance Agency
M/F RB
Series 2008B
0.20%, 07/02/09 (a)(b)	1,600	1,600
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds
Series 2002
0.33%, 07/02/09 (a)(b)(c)(d)	10,145	10,145
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
0.60%, 12/15/09	400	408
0.80%, 12/15/09	350	357
1.50%, 12/15/09	4,550	4,627
Transportation System Bonds
Series 2004B
1.50%, 12/15/09	1,200	1,220
Transportation System Bonds
Series 2006A
3.35%, 07/02/09 (a)(b)(c)(d)	5,000	5,000
Transportation System Bonds
Series 2006C
0.24%, 07/02/09 (a)(b)(c)(d)	880	880
0.24%, 07/02/09 (a)(b)(c)(d)	7,050	7,050
0.25%, 07/02/09 (a)(b)(c)(d)	530	530
0.30%, 07/02/09 (a)(b)(c)(d)	9,830	9,830
1.00%, 07/30/09 (b)(c)(d)	12,655	12,655
Transportation System Bonds
Series 2007A
0.43%, 07/02/09 (a)(b)(c)(d)	10,260	10,260
Transportation System Bonds
Series 2009A
0.34%, 07/02/09 (a)(b)(c)(d)	15,600	15,600
New Jersey Turnpike Auth
Turnpike RB
Series 2000A
0.44%, 01/01/10 (b)	3,360	3,447
0.59%, 01/01/10 (b)	300	307
Turnpike RB
Series 2003C3
1.00%, 07/01/09 (a)(b)(c)	12,600	12,600
Turnpike RB
Series 2009B
0.10%, 07/02/09 (a)(b)	5,000	5,000
Turnpike RB
Series 2009D
0.10%, 07/02/09 (a)(b)	200	200
Newark Housing Auth
Port Auth-Port Newark Marine Terminal Additional Rent-Backed Refunding Bonds (City of Newark Redevelopment)
Series 2007
0.24%, 07/02/09 (a)(b)(c)(d)	3,430	3,430
Port Auth of New York & New Jersey
Consolidated Bonds
135th Series
0.26%, 07/02/09 (a)(c)(d)	13,330	13,330
Consolidated Bonds
140th Series
0.23%, 07/02/09 (a)(b)(c)(d)	26,985	26,985
Consolidated Bonds
144th Series
0.26%, 07/02/09 (a)(c)(d)	1,405	1,405
0.34%, 07/02/09 (a)(c)(d)	16,200	16,200

30 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Consolidated Bonds
148th Series
0.30%, 07/02/09 (a)(c)(d)	1,200	1,200
0.39%, 07/02/09 (a)(c)(d)	16,000	16,000
0.39%, 07/02/09 (a)(c)(d)	1,000	1,000
CP
Series B
0.55%, 09/10/09	10,630	10,630
0.64%, 08/13/09	41,400	41,400
1.00%, 09/08/09	15,800	15,800
Rutgers State Univ
GO Bonds
Series 2009F
0.26%, 07/02/09 (a)(c)(d)	2,815	2,815
GO Bonds
Series 2009G
0.25%, 07/01/09 (a)(c)	1,190	1,190
GO Refunding Bonds
Series 2002A
0.15%, 07/01/09 (a)(c)	4,740	4,740
Salem Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (Atlantic Electric)
Series 1997A
0.30%, 07/01/09 (a)(b)	6,000	6,000
Pollution Control Refunding RB (Public Service Electric & Gas)
Series 2003B1
0.40%, 09/01/09 (b)	12,250	12,250
Pollution Control Refunding RB (Public Service Electric & Gas)
Series 2003B2
0.27%, 07/01/09 (a)(b)	200	200
Somerset Cnty
GO Refunding Bonds
Series 2009
0.85%, 12/01/09	1,015	1,022

		681,707

Puerto Rico 9.5%
Puerto Rico
GO Public Improvement Refunding Bonds
Series 2008B
0.22%, 07/01/09 (a)(b)	800	800
TRAN
Series 2009A2
0.55%, 07/30/09 (b)	300	301
0.75%, 07/30/09 (b)	300	301
0.80%, 07/30/09 (b)	200	200
1.00%, 07/30/09 (b)	185	185
1.65%, 07/30/09 (b)	4,000	4,004
Puerto Rico Aqueduct & Sewer Auth
RB
Series A
0.47%, 07/02/09 (a)(b)(c)(d)	900	900
Sr Lien RB
Series A
0.30%, 07/02/09 (a)(b)(c)(d)	3,000	3,000
Puerto Rico Children’s Trust Fund
Tobacco Settlement Asset-Backed Bonds
Series 2000
0.60%, 07/01/10 (b)	4,300	4,521
Puerto Rico Electric Power Auth
Power Refunding RB
Series UU
0.28%, 07/02/09 (a)(b)(c)(d)	10,080	10,080
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.49%, 07/01/09 (a)(b)	7,000	7,000
Transportation Refunding RB
Series N
0.50%, 07/02/09 (a)(b)(c)(d)	16,860	16,860
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.24%, 07/02/09 (a)(b)(c)(d)	9,620	9,620
0.35%, 07/02/09 (a)(b)(c)(d)	14,780	14,780

		72,552

Total Municipal Securities (Cost $754,259)		754,259

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $754,259.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $234,548 or 30.6% of net assets.

BAN — Bond anticipation note
CP — Commercial paper
GO — General obligation
M/F — Multi-family
RB — Revenue bond
TRAN — Tax and revenue anticipation note

See financial notes 31

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$754,259
Cash		79
Receivables:
Investments sold		9,715
Interest		2,035
Prepaid expenses	+	66

Total assets		766,154

Liabilities
Payables:
Transfer agent and shareholder services fees		22
Distributions to shareholders		6
Trustees’ fees		2
Accrued expenses	+	3

Total liabilities		33

Net Assets
Total assets		766,154
Total liabilities	−	33

Net assets		$766,121
Net Assets by Source
Capital received from investors		766,052
Distribution in excess of net investment income		(8)
Net realized capital gains		77

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$766,121		765,453		$1.00

32 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$3,398

Net Realized Gains and Losses
Net realized gains on investments		77

Expenses
Investment adviser and administrator fees		1,443
Transfer agent and shareholder service fees		1,443
Temporary Guarantee Program expense		157
Portfolio accounting fees		31
Interest expense		26
Trustees’ fees		18
Professional fees		15
Shareholder reports		12
Tax expenses		11
Custodian fees		9
Other expenses	+	2

Total expenses		3,167
Expense reduction by adviser and Schwab	−	360

Net expenses		2,807

Increase (Decrease) in Net Assets from Operations
Total investment income		3,398
Net expenses	−	2,807

Net investment income		591
Net realized gains	+	77

Increase in net assets from operations		$668

See financial notes 33

 Schwab New Jersey AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$591	$13,054
Net realized gains	+	77	115

Increase in net assets from operations		668	13,169

Distributions to Shareholders
Distributions from net investment income		611	13,029

Transactions in Fund Shares*
Shares sold		938,911	2,688,430
Shares reinvested		597	12,744
Shares redeemed	+	(1,008,693)	(2,591,655)

Net transactions in fund shares		(69,185)	109,519

Net Assets
Beginning of period		835,249	725,590
Total increase (decrease)	+	(69,128)	109,659

End of period		$766,121	$835,249

Distribution in excess of net investment income/ Net investment income not yet distributed		($8)	$12

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

34 See financial notes

Schwab Pennsylvania Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.18	[2]	1.74	3.06	2.85	1.82	0.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.69	[3,4]	0.65	0.65	0.65	0.65	0.65
Gross operating expenses	0.77	[3]	0.75	0.77	0.89	0.88	0.86
Net investment income (loss)	0.36	[3]	1.71	3.00	2.81	1.82	0.62
Net assets, end of period ($ x 1,000,000)	524		631	525	412	378	346

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

See financial notes 35

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings as of June 30, 2009, (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

100.0%	Municipal Securities	523,763	523,763

100.0%	Total Investments	523,763	523,763
0.0%	Other Assets and Liabilities, Net		44

100.0%	Net Assets		523,807

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.0% of net assets

Pennsylvania 94.4%
Abington SD
GO Bonds
Series 2007
0.25%, 07/02/09 (a)(b)(c)(d)	7,425	7,425
Adams Cnty IDA
RB (Brethren Home Community)
Series 2007
0.40%, 07/02/09 (a)(b)	2,325	2,325
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2005B
0.50%, 04/15/10 (e)	6,621	6,621
RB (Univ of Pittsburgh Medical Center)
Series 2006A
0.55%, 07/02/09 (a)(c)(d)	17,800	17,800
RB (Univ of Pittsburgh Medical Center)
Series 2007A2
0.31%, 07/02/09 (a)(b)(c)(d)	4,000	4,000
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
0.35%, 07/02/09 (a)(b)(c)(d)	9,640	9,640
RB (Univ of Pittsburgh Medical Center)
Series 2007D
0.31%, 07/02/09 (a)(b)(c)(d)	10,000	10,000
Beaver Cnty IDA
Pollution Control Refunding RB (FirstEnergy Nuclear Generation)
Series 2006B
0.32%, 07/01/09 (a)(b)	5,000	5,000
Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center)
Series 2009A2
0.24%, 07/02/09 (a)(c)	8,040	8,040
Bucks Cnty IDA
Economic Development RB (Law School Admission Council)
Series 2003
0.32%, 07/01/09 (a)(b)	2,410	2,410
Butler Cnty IDA
Economic Development RB (Armco)
Series 1996A
0.55%, 07/02/09 (a)(b)	6,650	6,650
Economic Development RB (Butler Cnty Family YMCA)
Series 2005
0.35%, 07/02/09 (a)(b)	9,020	9,020
Commonwealth Financing Auth
RB
Series 2006A
0.55%, 07/02/09 (a)(c)(d)	9,850	9,850
Cumberland Cnty Municipal Auth
RB (Presbyterian Homes)
Series 2008C
0.40%, 07/02/09 (a)(b)	7,840	7,840
Delaware Cnty IDA
RB (Philadelphia YMCA)
Series 1999
0.52%, 07/01/09 (a)(b)	1,175	1,175
Delaware River Joint Toll Bridge Commission
Bridge System RB
Series 2007A
0.45%, 07/02/09 (a)(b)(c)(d)	7,495	7,495
Bridge System RB
Series 2007B1
0.75%, 07/02/09 (a)(b)	4,200	4,200
Delaware River Port Auth
Refunding RB
Series 2008A
0.27%, 07/02/09 (a)(b)	10,650	10,650
Franklin Cnty IDA
Bonds (Menno Haven)
Series 2008
0.32%, 07/02/09 (a)(b)	7,760	7,760
Harrisburg Auth
Water Refunding RB
Series 2002B
2.10%, 07/02/09 (a)(b)(c)	11,000	11,000
Indiana Cnty IDA
Pollution Control Refunding RB (New York State Electric & Gas)
Series 2006
0.35%, 07/01/09 (a)(b)	1,100	1,100
Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community)
Series 2002
0.40%, 07/03/09 (a)(b)	4,850	4,850
Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water)
Series 2004A
0.45%, 07/02/09 (a)(b)(c)(d)	5,000	5,000

36 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Montgomery Cnty Higher Education & Health Auth
RB (Philadelphia Geriatric Center)
Series 1999A
1.05%, 12/01/09 (b)	3,125	3,268
Montgomery Cnty IDA
Environmental Facilities RB (Lonza)
Series 2000
0.48%, 07/02/09 (a)(b)	7,000	7,000
Pollution Control Refunding RB (Peco Energy)
Series 1994A
0.45%, 09/03/09 (b)	4,600	4,600
Pollution Control Refunding RB (Peco Energy)
Series 1994A
0.60%, 08/06/09 (b)	15,000	15,000
0.67%, 08/05/09 (b)	13,340	13,340
Pollution Control Refunding RB (Peco Energy)
Series 1996A
0.67%, 08/05/09 (b)	10,000	10,000
Northhampton Cnty
RB (Binney & Smith)
Series 1997A
0.57%, 07/01/09 (a)(b)	7,500	7,500
Pennsylvania
GO Bonds First
Series 2003
0.52%, 01/01/10	1,000	1,022
GO Bonds Second
Series 2007A
0.22%, 07/02/09 (a)(c)(d)	1,340	1,340
GO Refunding Bonds Second
Series 2002
1.76%, 10/01/09	2,395	2,414
GO Refunding Bonds Second
Series 2003
1.75%, 07/01/09	2,000	2,000
Pennsylvania Economic Development Financing Auth
Economic Development RB
Series 2008B1
0.55%, 07/02/09 (a)(b)	4,500	4,500
Exempt Facilities RB (Shippingport)
Series 2005A
0.32%, 07/01/09 (a)(b)	11,000	11,000
Exempt Facilities Refunding RB (PPL Energy Supply)
Series 2009A
0.90%, 07/01/09 (b)	5,000	5,000
Exempt Facilities Refunding RB (PPL Energy Supply)
Series 2009B
1.25%, 10/01/09 (b)	6,500	6,500
Pennsylvania Energy Development Auth
RB (B&W Ebensburg)
Series 1986
0.40%, 07/01/09 (a)(b)	2,970	2,970
Pennsylvania HFA
M/F Housing Development Bonds (Foxwood Manor Apts)
Series 2008–0
0.29%, 07/02/09 (a)(b)	4,000	4,000
Rental Housing Refunding Bonds
Series 2008A
0.35%, 07/01/09 (a)(c)	9,565	9,565
Rental Housing Refunding Bonds
Series 2008B
0.35%, 07/01/09 (a)(c)	7,685	7,685
Rental Housing Refunding Bonds
Series 2008C
0.35%, 07/01/09 (a)(c)	1,530	1,530
S/F Mortgage RB
Series 1996–47
1.39%, 10/01/09	1,165	1,181
S/F Mortgage RB
Series 1997–61A
0.43%, 07/02/09 (a)(c)(d)	6,885	6,885
S/F Mortgage RB
Series 2003–97A
0.46%, 07/02/09 (a)(c)(d)	1,010	1,010
S/F Mortgage RB
Series 2004–77B
0.45%, 07/01/09 (a)(c)	9,000	9,000
S/F Mortgage RB
Series 2004–82B
0.28%, 07/01/09 (a)(c)	6,585	6,585
S/F Mortgage RB
Series 2004–83B
0.45%, 07/01/09 (a)(c)	1,775	1,775
S/F Mortgage RB
Series 2004–83C
0.45%, 07/01/09 (a)(c)	8,650	8,650
S/F Mortgage RB
Series 2005–88C
0.80%, 07/01/09 (a)(c)	15,080	15,080
S/F Mortgage RB
Series 2005–90C
0.45%, 07/01/09 (a)(c)	10,000	10,000
S/F Mortgage RB
Series 2006–95A
0.43%, 07/02/09 (a)(c)(d)	2,500	2,500
S/F Mortgage RB
Series 2006-96A
0.43%, 07/02/09 (a)(c)(d)	3,060	3,060
S/F Mortgage RB
Series 2007–99A
0.37%, 07/02/09 (a)(c)(d)	4,680	4,680
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Independent Colleges & Universities)
Series 2004M3
0.47%, 07/02/09 (a)(b)	3,900	3,900
RB (Bryn Mawr College)
Series 2009
0.75%, 02/10/10	7,500	7,500
RB (Univ of Pennsylvania Health System)
Series 2008A
0.20%, 07/01/09 (a)(b)	9,500	9,500
RB (Univ of Scranton)
Series 2002K1
2.65%, 11/01/09 (b)	1,675	1,675
Pennsylvania State Turnpike Commission
Subordinate RB
Series 2008A1
0.75%, 07/02/09 (a)(b)(c)(d)	4,330	4,330
Subordinate Revenue BAN
Series 2008C3
2.65%, 07/31/09	5,000	5,006

See financial notes 37

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Turnpike BAN
Series 2007A
2.70%, 10/15/09	1,000	1,000
3.59%, 10/15/09	8,000	8,000
3.62%, 10/15/09	7,400	7,400
3.69%, 10/15/09	9,520	9,520
Turnpike RB
Series 2004A
0.45%, 07/02/09 (a)(b)(c)(d)	7,300	7,300
Pennsylvania State Univ
Refunding Bonds
Series 2009B
1.45%, 06/01/10	7,500	7,571
Philadelphia
Airport RB
Series 2007A
0.27%, 07/02/09 (a)(b)(c)(d)	14,700	14,700
Airport Refunding RB
Series 2007B
0.28%, 07/02/09 (a)(b)(c)(d)	2,855	2,855
GO Refunding Bonds
Series 2007B
3.50%, 07/02/09 (a)(b)(c)	4,000	4,000
Water & Wastewater Refunding RB
Series 2007A
0.61%, 07/02/09 (a)(b)(c)(d)	4,995	4,995
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center Obligated Group)
Series 2007B
0.35%, 07/02/09 (a)(b)(c)(d)	10,000	10,000
Philadelphia SD
GO Refunding Bonds
Series 2009C
0.16%, 07/02/09 (a)(b)	2,145	2,145
Pittsburgh SD
GO BAN
Series 2008
2.00%, 11/02/09	10,000	10,050
Univ of Pittsburgh
Univ Capital Project & Refunding Bonds
Series 2005C
0.50%, 09/02/09	10,000	10,000
Univ Capital Project & Refunding Bonds
Series 2000A
0.85%, 09/15/09	1,600	1,606
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital)
Series 2007A
1.25%, 07/01/10 (b)	4,200	4,200
Westmoreland Cnty IDA
IDRB (White Consolidated Industries)
Series 1982
0.66%, 12/01/09 (b)	6,890	6,890

		494,634

Puerto Rico 5.6%
Puerto Rico
TRAN
Series 2009A2
1.65%, 07/30/09 (b)	4,275	4,279
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.49%, 07/01/09 (a)(b)	14,300	14,300
Transportation Refunding RB
Series N
0.50%, 07/02/09 (a)(b)(c)(d)	5,000	5,000
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.35%, 07/02/09 (a)(b)(c)(d)	5,550	5,550

		29,129

Total Municipal Securities (Cost $523,763)		523,763

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $523,763.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $145,415 or 27.8% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $6,621 or 1.3% of net assets.

BAN — Bond anticipation note
GO — General obligation
HFA — Housing finance agency/authority
IDA — Industrial development agency/authority
IDRB — Industrial development revenue bond
M/F — Multi-family
RB — Revenue bond
SD — School district
TRAN — Tax and revenue anticipation note

38 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$523,763
Cash		58
Receivables:
Investments sold		12,215
Fund shares sold		7,046
Interest		1,448
Prepaid expenses	+	43

Total assets		544,573

Liabilities
Payables:
Investments bought		4,200
Investment adviser and administrator fees		11
Transfer agent and shareholder services fees		15
Fund shares redeemed		16,500
Distributions to shareholders		24
Accrued expenses	+	16

Total liabilities		20,766

Net Assets
Total assets		544,573
Total liabilities	−	20,766

Net assets		$523,807
Net Assets by Source
Capital received from investors		523,808
Distribution in excess of net investment income		(7)
Net realized capital gains		6

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$523,807		523,549		$1.00

See financial notes 39

 Schwab Pennsylvania Municipal Money Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$3,091

Net Realized Gains and Losses
Net realized gains on investments		6

Expenses
Investment adviser and administrator fees		1,033
Transfer agent and shareholder service fees		1,033
Temporary Guarantee Program expense		103
Portfolio accounting fees		25
Trustees’ fees		17
Professional fees		14
Shareholder reports		10
Tax expense		10
Interest expense		8
Custodian fees		7
Registration fees		3
Other expenses	+	3

Total expenses		2,266
Expense reduction by adviser and Schwab	−	242

Net expenses		2,024

Increase (Decrease) in Net Assets from Operations
Total investment income		3,091
Net expenses	−	2,024

Net investment income		1,067
Net realized gains	+	6

Increase in net assets from operations		$1,073

40 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$1,067	$9,346
Net realized gains	+	6	143

Increase in net assets from operations		1,073	9,489

Distributions to Shareholders
Distributions from net investment income		1,076	9,344

Transactions in Fund Shares*
Shares sold		778,104	2,150,156
Shares reinvested		1,039	9,154
Shares redeemed	+	(886,352)	(2,053,785)

Net transactions in fund shares		(107,209)	105,525

Net Assets
Beginning of period		631,019	525,349
Total increase (decrease)	+	(107,212)	105,670

End of period		$523,807	$631,019

Distribution in excess of net investment income/Net investment income not yet distributed		($7)	$2

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 41

Schwab Massachusetts AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.17	[2]	1.62	3.04	2.81	1.78	0.64

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.69	[3,4]	0.64	0.65	0.65	0.63	0.60
Gross operating expenses	0.77	[3]	0.75	0.78	0.90	0.87	0.86
Net investment income (loss)	0.33	[3]	1.59	2.99	2.77	1.76	0.63
Net assets, end of period ($ x 1,000,000)	531		523	543	399	351	386

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.65%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

42 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2009, (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.9%	Municipal Securities	515,042	515,042

96.9%	Total Investments	515,042	515,042
3.1%	Other Assets and Liabilities, Net		16,244

100.0%	Net Assets		531,286

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 96.9% of net assets

Massachusetts 95.5%
Bedford
BAN
1.50%, 07/24/09	7,500	7,505
Gloucester
BAN
2.40%, 09/18/09	2,050	2,051
Lowell
BAN
Series A
1.75%, 09/18/09	7,000	7,015
Malden
GO BAN
Series A
0.59%, 04/30/10	5,000	5,048
Massachusetts
GO Bonds Consolidated Loan of 2000
Series A
0.72%, 02/01/10 (b)	3,550	3,695
0.50%, 02/10/10 (b)	5,740	5,974
GO Bonds Consolidated Loan of 2001
Series C
1.45%, 12/01/09	4,000	4,067
GO Bonds Consolidated Loan of 2002
Series E
0.65%, 01/01/10	1,570	1,608
GO Bonds Consolidated Loan of 2004
Series C
0.54%, 08/01/09	500	502
1.82%, 08/01/09	4,815	4,828
GO Bonds Consolidated Loan of 2004
Series D
1.75%, 07/02/09 (a)(c)(d)	6,685	6,685
GO Bonds Consolidated Loan of 2007
Series C
0.39%, 07/02/09 (a)(c)(d)	17,000	17,000
0.50%, 07/02/09 (a)(c)(d)	3,900	3,900
0.55%, 07/02/09 (a)(c)(d)	2,600	2,600
1.00%, 08/01/09	2,000	2,005
GO Refunding Bonds
Series 1993C
1.15%, 08/01/09	500	502
1.78%, 08/01/09	6,425	6,448
2.75%, 08/01/09	1,700	1,705
GO Refunding Bonds
Series 1998A
0.27%, 07/02/09 (a)(c)	16,200	16,200
GO Refunding Bonds
Series 2004A
1.75%, 07/02/09 (a)(c)(d)	5,400	5,400
1.75%, 07/02/09 (a)(c)(d)	1,300	1,300
2.40%, 08/01/09	400	401
GO Refunding Bonds
Series 2004B
1.75%, 07/02/09 (a)(c)(d)	5,160	5,160
Special Obligation RB Consolidated Loan of 2005
Series A
1.76%, 07/02/09 (a)(b)(c)(d)	5,975	5,975
Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2008A
0.44%, 07/02/09 (a)(c)(d)	9,755	9,755
0.44%, 07/02/09 (a)(c)(d)	9,420	9,420
CP Sales Tax BAN
Series A
0.35%, 09/01/09 (c)	8,475	8,475
0.40%, 09/08/09 (c)	2,000	2,000
General Transportation System Bonds
Series 2000
0.85%, 07/01/09 (a)(c)	2,200	2,200
General Transportation System Refunding Bonds
Series 1994A
0.71%, 03/01/10	4,065	4,235
Sr Sales Tax Bonds
Series 2005A
0.25%, 07/02/09 (a)(c)(d)	1,000	1,000
0.26%, 07/02/09 (a)(c)(d)	3,395	3,395
Sr Sales Tax Bonds
Series 2008A1
0.12%, 07/01/09 (a)(c)	1,000	1,000
Sr Sales Tax Bonds
Series 2004C
1.76%, 07/02/09 (a)(c)(d)	2,160	2,160
Sr Sales Tax Bonds
Series 2007A1
0.33%, 07/02/09 (a)(c)(d)	5,020	5,020
Massachusetts Development Finance Agency
RB (Abby Kelley Foster Charter Public School)
Series 2008
0.28%, 07/02/09 (a)(b)	5,000	5,000

See financial notes 43

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Babson College)
Series 2008A
0.50%, 10/01/09 (b)	5,300	5,300
RB (Berkshire School)
Series 2001
0.83%, 07/02/09 (a)(b)	10,500	10,500
RB (Boston College)
Series P
0.30%, 07/02/09 (a)(c)(d)	11,250	11,250
RB (Boston Univ)
Series T1
0.34%, 07/02/09 (a)(b)(c)(d)	2,700	2,700
0.39%, 07/02/09 (a)(b)(c)(d)	2,000	2,000
RB (Fay School)
Series 2008
0.30%, 07/02/09 (a)(b)	5,400	5,400
RB (Fessenden School)
Series 2001
0.30%, 07/02/09 (a)(b)	6,645	6,645
RB (Greater Boston Food Bank)
Series 2008A
0.28%, 07/01/09 (a)(b)	1,595	1,595
RB (Sophia Snow Home)
Series 2004A
0.28%, 07/01/09 (a)(b)	3,565	3,565
RB (Thayer Academy)
Series 2007
0.34%, 07/02/09 (a)(b)(c)	11,200	11,200
RB (WGBH Educational Foundation)
Series 2008B
0.24%, 07/02/09 (a)(b)(c)(d)	9,085	9,085
RB (Worcester Academy)
Series 2000
0.83%, 07/02/09 (a)(b)	6,800	6,800
RB (Worcester Academy)
Series 2008
0.51%, 07/02/09 (a)(b)	1,250	1,250
RB (YMCA of Greater Worcester)
Series 2006
0.26%, 07/01/09 (a)(b)	10,525	10,525
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
1.75%, 11/01/09	1,938	1,938
2.85%, 11/01/09	4,845	4,845
RB (Baystate Medical Center)
Series 2009J1
0.33%, 07/01/09 (a)(b)	4,200	4,200
RB (Capital Asset Program)
Series M2
0.30%, 07/02/09 (a)(b)	18,020	18,020
RB (Harvard Univ)
Series 2008B
0.19%, 07/02/09 (a)(c)(d)	3,895	3,895
RB (Massachusetts Institute of Technology)
Series 2008N
0.19%, 07/02/09 (a)(c)(d)	6,325	6,325
RB (Massachusetts Institute of Technology)
Series 2008O
0.44%, 07/02/09 (a)(c)(d)	6,010	6,010
RB (Massachusetts Institute of Technology)
Series K
0.30%, 07/02/09 (a)(c)(d)	10,510	10,510
RB (Museum of Fine Arts)
Series 2007A2
0.15%, 07/01/09 (a)(c)	7,400	7,400
RB (Partners HealthCare System)
Series 2008H1
0.50%, 01/13/10	15,000	15,000
RB (Partners HealthCare System)
Series 2007G6
0.34%, 07/02/09 (a)(c)(d)	3,000	3,000
RB (South Shore Hospital)
Series 2008G
0.43%, 07/02/09 (a)(b)(c)	3,160	3,160
RB (South Shore Property)
Series 2008A
0.25%, 07/02/09 (a)(b)	11,700	11,700
RB (Suffolk Univ)
Series 2008A
0.26%, 07/02/09 (a)(b)	8,750	8,750
RB (Worcester City Campus - Univ of Massachusetts)
Series 2005D
0.43%, 07/02/09 (a)(b)(c)(d)	12,005	12,005
RB (Worcester City Campus - Univ of Massachusetts)
Series 2007E&F
0.26%, 07/02/09 (a)(b)(c)(d)	2,985	2,985
Massachusetts HFA
Construction Loan Notes
Series 2009C
0.54%, 09/17/09	7,390	7,397
Housing Bonds
Series 2003H
0.31%, 07/02/09 (a)(c)(d)	2,495	2,495
Massachusetts Port Auth
RB
Series 2005A
0.26%, 07/02/09 (a)(b)(c)(d)	6,765	6,765
Massachusetts School Building Auth
CP
Series A
0.35%, 09/10/09 (b)	15,000	15,000
0.50%, 07/08/09 (b)	5,400	5,400
Dedicated Sales Tax Bonds
Series 2005A
0.39%, 07/02/09 (a)(c)(d)	5,000	5,000
0.39%, 07/02/09 (a)(c)(d)	5,200	5,200
0.55%, 07/02/09 (a)(c)(d)	8,175	8,175
Dedicated Sales Tax Bonds
Series 2007A
0.37%, 07/02/09 (a)(c)(d)	2,690	2,690
0.39%, 07/02/09 (a)(c)(d)	12,600	12,600
Massachusetts Water Pollution Abatement Trust
State Revolving Fund Bonds
Series 14
0.26%, 07/02/09 (a)(c)(d)	5,250	5,250
Massachusetts Water Resources Auth
General RB
Series 2008A
0.45%, 07/02/09 (a)(c)(d)	6,025	6,025
General Refunding RB
Series 2005B
0.21%, 07/02/09 (a)(c)(d)	4,660	4,660

44 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

General Refunding RB
Series 2007B
0.20%, 07/02/09 (a)(c)(d)	6,450	6,450
1.76%, 07/02/09 (a)(b)(c)(d)	7,180	7,180
Needham
GO BAN 2009
0.44%, 12/15/09	10,000	10,048
New Bedford
GO BAN 2009
0.80%, 02/12/10	6,252	6,298
Silver Lake Regional SD
GO BAN
2.10%, 08/21/09	5,000	5,010
Univ of Massachusetts Building Auth
Refunding RB
Sr Series 2008-3
0.25%, 07/01/09 (a)(b)	2,000	2,000
Weymouth
GO BAN
2.40%, 09/18/09	4,900	4,904

		507,339

Puerto Rico 1.4%
Puerto Rico
TRAN
Series 2009 A2
1.65%, 07/30/09 (b)	3,000	3,003
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.49%, 07/01/09 (a)(b)	4,700	4,700

		7,703

Total Municipal Securities (Cost $515,042)		515,042

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $515,042.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $221,025 or 41.6% of net assets.

BAN — Bond anticipation note
CP — Commercial paper
GO — General obligation
HFA — Housing finance agency/authority
RB — Revenue bond
SD — School district
TRAN — Tax and revenue anticipation note

See financial notes 45

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$515,042
Cash		69
Receivables:
Investments sold		13,770
Interest		2,392
Prepaid expenses	+	41

Total assets		531,314

Liabilities
Payables:
Investment adviser and administrator fees		7
Transfer agent and shareholder services fees		15
Distributions to shareholders		4
Trustees’ fees		1
Accrued expenses	+	1

Total liabilities		28

Net Assets
Total assets		531,314
Total liabilities	−	28

Net assets		$531,286
Net Assets by Source
Capital received from investors		531,140
Distribution in excess of net investment income		(16)
Net realized capital gains		162

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$531,286		530,704		$1.00

46 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$2,649

Net Realized Gains and Losses
Net realized gains on investments		162

Expenses
Investment adviser and administrator fees		911
Transfer agent and shareholder service fees		911
Temporary Guarantee Program expense		97
Portfolio accounting fees		24
Tax expenses		23
Trustees’ fees		17
Professional fees		14
Shareholder reports		7
Custodian fees		5
Registration fees		3
Interest expense		2
Other expenses	+	3

Total expenses		2,017
Expense reduction by adviser and Schwab	−	225

Net expenses		1,792

Increase (Decrease) in Net Assets from Operations
Total investment income		2,649
Net expenses	−	1,792

Net investment income		857
Net realized gains	+	162

Increase in net assets from operations		$1,019

See financial notes 47

 Schwab Massachusetts AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$857	$8,465
Net realized gains	+	162	372

Increase in net assets from operations		1,019	8,837

Distributions to Shareholders
Distributions from net investment income		876	8,460

Transactions in Fund Shares*
Shares sold		820,714	1,867,523
Shares reinvested		865	8,265
Shares redeemed	+	(813,309)	(1,896,479)

Net transactions in fund shares		8,270	(20,691)

Net Assets
Beginning of period		522,873	543,187
Total increase (decrease)	+	8,413	(20,314)

End of period		$531,286	$522,873

Distribution in excess of net investment income/Net investment income not yet distributed		($16)	$3

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

48 See financial notes

 Schwab Municipal Money Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab New York AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey AMT Tax-Free Money, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund each offer one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 49

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

(e) Expenses:

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income every day they are open for business. These distributions are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Corp., under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as the funds meet the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 30, 2009, the funds adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

50

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Various inputs are used in determining the value of the funds’ investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2009:

New York AMT Tax-Free Money Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities	$—	$2,867,016	$—	$2,867,016

Total Municipal Securities	—	2,867,016	—	2,867,016

Total	$—	$2,867,016	$—	$2,867,016

 51

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

New Jersey AMT Tax-Free Money Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities	$—	$754,259	$—	$754,259

Total Municipal Securities	—	754,259	—	754,259

Total	$—	$754,259	$—	$754,259

Pennsylvania Municipal Money Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities	$—	$523,763	$—	$523,763

Total Municipal Securities	—	523,763	—	523,763

Total	$—	$523,763	$—	$523,763

Massachusetts AMT Tax-Free Money Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Municipal Securities	$—	$515,042	$—	$515,042

Total Municipal Securities	—	515,042	—	515,042

Total	$—	$515,042	$—	$515,042

*	The funds had no Other Financial Instruments.

3. Risk factors:

Investing in a fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. An investment in a fund is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds. A fund could lose money or underperform as a result of a default on the part of a portfolio investment. The manager’s maturity decisions also will affect a fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. To the extent a fund invests a substantial portion of its assets in municipal

52

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

3. Risk factors (continued):

securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later rule to be taxable, a portion of the fund’s income could become taxable. Any defensive investments in taxable securities and securities whose interest is subject to AMT could generate taxable income. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to a fund’s prospectus for a complete description of the principal risks of investing in the fund.

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009; and on March 31, 2009, the Treasury announced a further extension of the Program for the period from May 1, 2009 through September 18, 2009 (together, the “Program Extensions”). According to the Treasury, the Program will not be extended beyond September 18, 2009. The New York AMT Tax-Free Money Fund, New Jersey AMT Tax-Free Money Fund, Pennsylvania Municipal Money Fund and the Massachusetts AMT Tax-Free Money Fund, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods. The New York AMT Tax-Free Money Fund, New Jersey AMT Tax-Free Money Fund, Pennsylvania Municipal Money Fund and the Massachusetts AMT Tax-Free Money Fund paid $291, $78, $52 and $48, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the New York AMT Tax-Free Money Fund, New Jersey AMT Tax-Free Money Fund, Pennsylvania Municipal Money Fund and the Massachusetts AMT Tax-Free Money Fund paid $436, $118, $77 and $72, respectively, to participate in the first extension of the Program, which covered the period December 19, 2008 through April 30, 2009. The New York AMT Tax-Free Money Fund, New Jersey AMT Tax-Free Money Fund, Pennsylvania Municipal Money Fund and the Massachusetts AMT Tax-Free Money Fund paid $436, $118, $77 and $72, respectively, to participate in the second Program Extension, which covers the period May 1, 2009 through September 18, 2009. Subject to provisions contained in the guarantee agreement signed by the funds, the Program guarantees that the shareholders in the funds as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business September 19, 2008, or the current amount, whichever is less. The cost of participating in the Program and the Program Extensions is borne by each participating fund and will not be subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

 53

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and during the reporting period was the trust’s transfer agent and shareholder services agent. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds. Prior to July 1, 2009, BFDS served as the funds’ sub-transfer agent.

For the transfer agent and shareholder service provided during the reporting period, Schwab received an annual fee payable monthly based on the funds’ average daily net assets as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.15%	0.20%
Value Advantage Shares*	0.05%	0.17%

Effective July 1, 2009, the trust adopted a Shareholder Servicing Plan (the “Plan”) on behalf of certain funds of the trust. Pursuant to the Plan, each fund pays Schwab to provide certain account maintenance, customer liaison and shareholder services to fund shareholders. The funds also pay for certain administration services Schwab provides to fund shareholders invested in the Sweep Shares of each fund. Under the Plan, Schwab will be entitled to receive an annual fee payable monthly based on the average daily net assets as follows:

Shareholder Service Fees

Sweep Shares	0.35%
Value Advantage Shares*	0.22%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser of the funds as follows:

	New York AMT	New Jersey AMT	Pennsylvania	Massachusetts AMT
	Tax-Free	Tax-Free	Municipal Money	Tax-Free
	Money Fund	Money Fund	Fund	Money Fund

Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a

*	Value Advantage Shares are only offered by New York AMT Tax-Free Money Fund.

These additional agreements may only be amended or terminated with approval of the Funds’ Board of Trustees. These agreements ensure that any increase in the funds’ “Other expenses” as a result of the appointment of BFDS as transfer agent and Schwab as a shareholder service provider will be offset by the expense limitation.

In addition, CSIM and Schwab agreed to voluntarily waive an additional 0.005% of the funds’ expenses. This voluntary waiver is for the period from January 1, 2009 through December 31, 2009.

In addition to the contractual expense limitation noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a fund’s net yield at a certain level as determined by Schwab and the investment adviser. Schwab and the investment adviser may recapture from the funds any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the funds to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. As of June 30, 2009, the balance of recoupable expenses is as follows:

	New York AMT	New Jersey AMT	Pennsylvania	Massachusetts AMT
	Tax-Free	Tax-Free	Municipal Money	Tax-Free
Expiration	Money Fund	Money Fund	Fund	Money Fund

12/31/2012	$141	$47	$—	$7

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

54

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

This practice is limited to funds that share the same investment adviser, trustees and officers. As of June 30, 2009, each fund’s aggregate security transactions with other Schwab Funds were as follows:

New York AMT Tax-Free Money Fund	$1,184,675
New Jersey AMT Tax-Free Money Fund	724,470
Pennsylvania Municipal Money Fund	403,525
Massachusetts AMT Tax-Free Money Fund	436,308

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the funds’ Statement of Operations.

7. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There was no borrowing from the lines of credit for the funds during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the funds had no capital loss carry forwards.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. For the period ended December 31, 2008, the funds had no deferred realized net capital losses and the capital losses utilized to offset capital gains.

As of December 31, 2008, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for State purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2008, the funds did not incur any interest or penalties.

9. Subsequent Events:

In accordance with the provision set forth in FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the fund’s financial statements through June 30, 2009. Management has determined that there are no material events that would require additional disclosure in the fund’s financial statement through August 14, 2009.

 55

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including the Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania AMT Tax-Free Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on April 27, 2009 and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating

56

the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses. With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 57

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007;	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

58

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	68	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None

 59

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature which reflects the security’s Effective Maturity Date. For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

BAN	Bond anticipation note
COP	Certificate of participation
CP	Commercial paper
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TOB	Tender option bond
TRAN	Tax and revenue anticipation note
VRDO	Variable-rate demand obligation

 61

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity (see definition of maturity) of all the debt securities in its portfolio or the date the interest rate on those securities is reset or those securities that can be redeemed through demand, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

62

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceeded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13603-13

Schwab Taxable Money Funds

Semiannual Report
June 30, 2009

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Value Advantage
Money Fund®

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In the past six months, investors have had to endure the continuing effects of a recessionary economy. Volatile equity prices and low yields on government-backed securities have been among the numerous market challenges. In addition, corporate bankruptcies, regulatory changes, and securitized-asset troubles have reshaped fixed income and equity markets causing us to reassess and reexamine where these markets stood before the crisis and where they might take us in the future.

Despite this economic backdrop, Schwab’s money funds provided shareholders with safety and liquidity and maintained a stable $1 Net Asset Value during the period. The funds also maintained a positive net yield. However, a low interest rate environment both for taxable and tax-free investments, as well as continued demand for government-backed securities has translated into relatively low yields. For more detail on yields for each fund, please see the fund managers’ discussion and analysis found in the following pages of this report.

Information specific to Schwab’s money funds, such as a question and answer document, recent holdings for select money funds, and information on Schwab’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds can be found on schwab.com under the Money Market Funds page and on schwabinstitutional.com

If you have any questions about Schwab’s money funds or other Schwab Funds, we are always available at 1-800-435-4000, while additional resources may be found on schwab.com

Thank you for investing with us.

Sincerely,

Schwab Taxable Money Funds 1

The Investment Environment

Investment conditions in the U.S. financial marketplace remained difficult to gauge as a climate of economic recession persisted, but showed signs of improving during the latter half of the reporting period. Broad-market equity indexes, such as the S&P 500 Index® and Russell 1000 Index® displayed meaningful gains since their March lows. The Chicago Board Options Exchange Volatility Index (VIX) – a measure of U.S. stock market price fluctuations – declined from March through the end of the period, settling around 30 after touching the high 50s in January. On the fixed income side, demand for government-backed debt remained strong relative to corporate and other non-government debt. Treasury yields, though still relatively low, inched higher toward the end of the period. From a policy perspective, economic stability and stimulus measures enacted in the U.S. and around the world acted to slow the pace of economic degradation and have encouraged investors to reengage markets in some cases.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and consumer confidence reflected the recessionary environment, but some indicators improved during the period. GDP – the output of goods and services produced by labor and property located in the United States – decreased at an annual rate of 5.7% in the first quarter of 2009 compared with a decline of 6.3% in the fourth quarter of 2008, according to the Bureau of Economic Analysis. The unemployment rate continued to rise, increasing to 9.4% in May, driven by job losses in the manufacturing sector. However, the Consumer Confidence Index improved in both April and May. As of May 26, 2009 the Index stood at 54.9, compared to 26.9 in March.

In this environment, yields on most taxable and municipal money funds were extremely low during the reporting period when compared to historical averages. Money funds that invested exclusively in U.S. Treasury securities or other government-backed assets had the lowest yields. Strong demand for so-called “safe assets”, such as U.S. Treasuries and highly rated short-term commercial paper, in conjunction with a 0% to 0.25% target on the Federal Funds Rate acted to dampen yield on money fund eligible assets. At the close of the period, 3-month Treasuries yielded 0.16% and 2-year Treasuries yielded 1.12%.

Despite the depression in yields, the Fed signaled that lending and liquidity conditions were beginning to improve by making modifications to emergency lending programs. In late June, the Fed announced that the Schedule 1 Term Security Lending Facility – a program that lent Treasury securities – would be suspended on July 1, 2009. In addition, reductions were made in the amount of credit auctioned under the Term Auction Facility, which was designed to provide cash to commercial lenders, and the Term Security Lending Facility, which makes funds available to primary bond dealers.

Earlier in the period, the Fed extended the Money Market Funds Guarantee Program until September 18, 2009. However, no fund has had to draw on the insurance provided by the program. In a separate move, the U.S. Securities and Exchange Commission (SEC) proposed new rules for money market funds aimed at preventing a repeat of the scenario that caused the collapse of the Reserve Primary Fund. The proposal modifies current restrictions on money funds and requires that funds increase liquidity and lower the ceiling on Weighted Average Maturity (WAM), among other changes. As of the reporting date, the SEC was seeking public comment on the proposal.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Taxable Money Funds

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

Karen Wiggan, a managing director and portfolio manager of the investment adviser, has been responsible for day-to-day management of the funds since 1999. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the funds. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Taxable Money Funds 3

Schwab Government Money Fundtm

The Schwab Government Money Fund provided safety and liquidity to shareholders throughout the reporting period. The fund’s low yield is a product of a low interest rate environment. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand for government agency securities, acted to suppress yields. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate (LIBOR)—a key benchmark for short term interest rates—which declined during the period. The fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—ranged between 58 and 74 days (from 12/31/08-6/30/09).

Charles Schwab & Co. and the fund’s investment adviser voluntarily waived and/or reimbursed certain fees or expenses to maintain a positive net yield*. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 6/30/09:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	32.8%
16-30 Days	15.3%
31-60 Days	14.0%
61-90 Days	17.3%
91-120 Days	5.8%
More than 120 Days	14.8%

 Statistics

Weighted Average Maturity[2]	64 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency	85.2%
Repurchase Agreements	10.2%
Commercial Paper (CP)
TLGP CP5	3.4%
Bank Notes (BN)
TLGP BN5	0.6%
Corporate Notes (CN)
TLGP CN5	0.6%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

*Schwab and the investment adviser may recapture expenses or fees they waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

4 Schwab Government Money Fundtm

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Government
Money Fund

Ticker Symbol	SWGXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.02%

Seven-Day Yield—No Waiver[3]	-0.02%

Seven-Day Effective Yield[2]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Government Money Fundtm 5

Schwab U.S. Treasury Money Fundtm

The Schwab U.S. Treasury Money Fund remained closed to new investor accounts during the reporting period. However, the fund continued to accept additional investments from existing account holders who have selected the fund as their sweep feature. Closure of the fund to new investors reduced the amount of assets that the fund needed to invest at historically low yields. The fund’s low yield resulted from a low interest rate environment and a high market demand for Treasury securities; the Federal Funds Rate stood at a target range of 0% to 0.25% throughout the period.

The fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—ranged between 60 and 85 days (from 12/31/08-6/30/09). The fund’s investment managers invested in government agency securities during the period to support the fund’s gross yield1. Furthermore, Charles Schwab & Co. and the fund’s investment adviser voluntarily waived and/or reimbursed certain fees or expenses to maintain a positive net yield2. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 6/30/09:

 Portfolio Composition by Maturity3

% of Investments

1-15 Days	20.9%
16-30 Days	18.3%
31-60 Days	19.7%
61-90 Days	17.4%
91-120 Days	11.3%
More than 120 Days	12.4%

 Statistics

Weighted Average Maturity[4]	65 days
Credit Quality of Holdings[5] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type6

% of Investments

U.S. Treasury	83.6%
Government Agency	16.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	The Fund may elect to invest up to 20 percent of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.

[2]	Schwab and the investment adviser may recapture expenses or fees they waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 5 of the Financial Notes section.

[3]	As shown in the Portfolio Holdings section of the shareholder report.

[4]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[5]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[6]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab U.S. Treasury Money Fundtm

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab US Treasury
Money Fund

Ticker Symbol	SWUXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.01%

Seven-Day Yield—No Waiver[3]	-0.13%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab U.S. Treasury Money Fundtm 7

Schwab Value Advantage Money Fund®

The Schwab Value Advantage Money Fund provided safety and liquidity to shareholders throughout the reporting period, while emphasizing credit quality over yield. The fund’s low yield is a product of both a low interest rate environment and the fund managers’ conservative investment strategy. The Federal Funds Rate, which stood at a target range of 0% to 0.25% during the period, in conjunction with high market demand acted to suppress yields on government agency and other securities that the fund invests in to provide safety and liquidity. In addition, yields on the majority of securities in which the fund invests are pegged to the London Interbank Offered Rate (LIBOR)—a key benchmark for short term interest rates—which declined during the period.

The fund’s Weighted Average Maturity (WAM)—an indication of the portfolio’s sensitivity to interest rate changes—ranged between 47 and 68 days (from 12/31/08-6/30/09). Due to the low interest rate environment, the WAM was extended toward the long end of this range in the last several months of the period in an effort to bolster yield. For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 6/30/09:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	28.1%
16-30 Days	11.4%
31-60 Days	19.2%
61-90 Days	23.9%
91-120 Days	4.6%
More than 120 Days	12.8%

 Statistics

Weighted Average Maturity[2]	63 days
Credit Quality of Holdings[3] % of portfolio	99.9% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency	26.9%
Repurchase Agreements	4.6%
Commercial Paper (CP)
Asset Backed CP	13.8%
Bank/Financial CP	4.8%
Corporate CP	0.6%
TLGP CP5	6.8%
Certificates of Deposit	38.0%
Bank Notes (BN)
TLGP BN5	0.7%
Other BN	1.6%
Corporate Notes (CN)
TLGP CN5	0.5%
Other CN	1.3%
Time Deposits	0.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

8 Schwab Value Advantage Money Fund®

Performance and Fund Facts as of 6/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Value Advantage Money Fund
				Institutional
	Investor	Select	Institutional	Prime
	Shares	Shares®	Shares	Shares®

Ticker Symbol	SWVXX	SWBXX	SWAXX	SNAXX
Minimum Initial Investment[1]	$25,000[2]	$1,000,000	$3,000,000	$10,000,000

Seven-Day Yield[3]	0.10%	0.20%	0.28%	0.31%

Seven-Day Yield—No Waiver[4]	-0.03%	0.07%	0.18%	0.20%

Seven-Day Effective Yield[3]	0.10%	0.20%	0.28%	0.31%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Minimum initial investment for IRA and custodial accounts is $15,000.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Value Advantage Money Fund® 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2009 and held through June 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/09	at 6/30/09	1/1/09–6/30/09

Schwab Government Money Fundtm
Actual Return	0.65%	$1,000	$1,000.90	$3.22
Hypothetical 5% Return	0.65%	$1,000	$1,021.57	$3.26

Schwab U.S. Treasury Money Fundtm
Actual Return	0.46%	$1,000	$1,000.10	$2.28
Hypothetical 5% Return	0.46%	$1,000	$1,022.51	$2.31

Schwab Value Advantage Money Fund®
Investor Shares
Actual Return	0.46%	$1,000	$1,002.30	$2.28
Hypothetical 5% Return	0.46%	$1,000	$1,022.51	$2.31
Select Shares®
Actual Return	0.36%	$1,000	$1,002.80	$1.79
Hypothetical 5% Return	0.36%	$1,000	$1,023.01	$1.81
Institutional Shares
Actual Return	0.29%	$1,000	$1,003.20	$1.44
Hypothetical 5% Return	0.29%	$1,000	$1,023.36	$1.45
Institutional Prime Shares®
Actual Return	0.26%	$1,000	$1,003.30	$1.29
Hypothetical 5% Return	0.26%	$1,000	$1,023.50	$1.30

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

10 Schwab Taxable Money Funds

Schwab Government Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.02	0.04	0.04	0.03	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.02)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.09	[2]	1.98	4.55	4.37	2.52	0.65

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	[3]	0.73 [4]	0.74	0.75	0.75	0.75
Gross operating expenses	0.75	[3]	0.75	0.75	0.84	0.83	0.83
Net investment income (loss)	0.17	[3]	1.86	4.41	4.31	2.49	0.64
Net assets, end of period ($ x 1,000,000)	15,154		15,473	7,544	3,513	2,471	2,535

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.72% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

See financial notes 11

 Schwab Government Money Fund

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

88.4%		Federal Agency Securities	13,386,422	13,386,422
1.3%		Variable-Rate Obligations	200,000	200,000
3.4%		Short-Term Investments	519,853	519,853
10.6%		Other Investments	1,604,320	1,604,320

103.7%		Total Investments	15,710,595	15,710,595
(3	.7)%	Other Assets and Liabilities, Net		(556,820)

100.0%		Net Assets		15,153,775

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 88.4% of net assets

Fixed-Rate Coupon Notes 19.0%
Fannie Mae
1.22%, 07/13/09	17,071	17,093
0.45%, 09/15/09	36,870	37,306
0.49%, 09/15/09	25,000	25,296
0.63%, 09/15/09	46,764	47,317
0.66%, 09/15/09	8,079	8,175
0.67%, 09/15/09	76,000	76,899
2.04%, 09/15/09	44,718	45,247
0.50%, 01/15/10	33,445	34,642
0.72%, 01/15/10	25,000	25,895
Federal Home Loan Bank
0.30%, 07/17/09	29,455	29,521
0.32%, 07/28/09	50,000	50,080
0.51%, 07/28/09	17,150	17,177
0.47%, 08/04/09	50,000	50,097
0.61%, 08/05/09	11,400	11,449
1.55%, 08/07/09	20,000	20,022
2.11%, 08/25/09	13,000	13,016
0.50%, 09/11/09	31,640	31,936
0.50%, 09/18/09	36,435	36,789
0.52%, 10/02/09	100,000	100,426
0.53%, 10/02/09	50,000	50,213
0.80%, 10/02/09	16,800	16,872
0.28%, 10/09/09	5,080	5,132
0.52%, 10/09/09	27,200	27,476
0.80%, 10/09/09	13,995	14,137
1.04%, 10/09/09	30,000	30,305
0.44%, 11/24/09	100,000	100,000
1.00%, 01/15/10	50,000	50,029
0.53%, 02/04/10	100,000	99,999
0.67%, 02/05/10	230,000	233,434
1.05%, 02/12/10	50,000	49,986
1.06%, 02/17/10	30,000	29,996
1.12%, 02/18/10	40,000	39,974
1.09%, 02/26/10	83,395	83,346
0.75%, 03/05/10	75,000	75,085
1.10%, 03/05/10	40,000	40,045
1.15%, 03/11/10	50,000	49,979
0.90%, 03/12/10	33,735	34,441
1.18%, 03/18/10	50,000	49,984
1.00%, 03/26/10	75,000	74,966
0.50%, 04/13/10	100,000	100,308
0.88%, 04/15/10	56,810	56,805
0.80%, 04/23/10	100,000	99,993
0.80%, 04/28/10	50,000	50,004
0.66%, 05/26/10	87,940	87,812
0.55%, 06/03/10	120,000	119,996
0.60%, 06/18/10	50,000	49,976
Freddie Mac
0.20%, 07/15/09	50,000	50,062
1.45%, 07/15/09	8,200	8,210
2.45%, 07/15/09	27,000	27,034
0.64%, 09/15/09	25,233	25,507
0.65%, 09/15/09	30,735	31,069
0.67%, 09/15/09	13,000	13,141
1.60%, 09/15/09	50,000	50,544
2.00%, 09/15/09	35,000	35,381
2.15%, 09/15/09	11,000	11,120
0.25%, 11/03/09	100,000	101,406
1.30%, 11/03/09	50,000	50,703
0.55%, 11/16/09	22,150	22,326
0.35%, 12/15/09	45,000	45,746

		2,870,925

Fixed-Rate Discount Notes 54.6%
Fannie Mae
0.20%, 07/01/09	117,500	117,500
0.23%, 07/01/09	152,362	152,362
0.34%, 07/01/09	163,000	163,000
0.41%, 07/01/09	18,223	18,223
0.45%, 07/01/09	23,490	23,490
1.26%, 07/01/09	300,000	300,000
0.50%, 07/02/09	100,000	99,999
0.18%, 07/06/09	300,000	299,992
0.18%, 07/07/09	100,000	99,997
0.17%, 07/20/09	445,000	444,960
0.16%, 07/21/09	20,000	19,998
0.17%, 07/21/09	45,000	44,996
0.17%, 07/23/09	500,000	499,948
0.56%, 07/27/09	50,000	49,980
0.18%, 08/03/09	165,778	165,750
0.19%, 08/03/09	42,500	42,493
0.29%, 08/03/09	229,298	229,237
0.30%, 08/03/09	39,500	39,489

12 See financial notes

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.60%, 08/03/09	150,000	149,917
0.18%, 08/05/09	13,000	12,998
0.35%, 08/05/09	13,000	12,996
0.20%, 08/19/09	21,123	21,117
0.24%, 09/01/09	65,000	64,973
0.25%, 09/01/09	39,513	39,496
0.28%, 09/01/09	89,252	89,209
0.70%, 09/15/09	200,000	199,704
0.25%, 09/21/09	200,000	199,886
0.25%, 09/22/09	200,000	199,885
0.26%, 10/01/09	136,000	135,910
0.28%, 10/28/09	74,250	74,181
0.30%, 11/18/09	8,000	7,991
0.76%, 12/01/09	50,000	49,841
0.49%, 12/21/09	90,100	89,888
0.52%, 01/19/10	97,210	96,926
Federal Farm Credit Bank
0.24%, 10/16/09	3,000	2,998
0.24%, 10/19/09	24,000	23,983
0.24%, 10/28/09	22,000	21,982
Federal Home Loan Bank
0.17%, 07/06/09	194,400	194,395
0.18%, 07/08/09	100,000	99,996
0.18%, 07/10/09	7,290	7,290
0.45%, 07/13/09	50,000	49,992
0.52%, 07/14/09	82,000	81,985
0.16%, 07/15/09	332,186	332,165
0.18%, 07/17/09	200,000	199,984
0.20%, 07/20/09	16,525	16,523
0.57%, 07/20/09	50,000	49,985
0.20%, 07/21/09	30,000	29,997
0.20%, 07/22/09	200,000	199,977
0.56%, 07/22/09	39,000	38,987
0.20%, 08/04/09	45,000	44,991
0.19%, 08/14/09	25,000	24,994
0.60%, 08/14/09	32,730	32,706
0.19%, 08/17/09	11,065	11,062
0.20%, 08/21/09	70,000	69,980
0.20%, 08/24/09	238,409	238,339
0.62%, 09/01/09	59,000	58,937
0.70%, 09/02/09	25,000	24,969
0.60%, 09/09/09	85,000	84,901
0.72%, 10/08/09	45,000	44,911
0.55%, 10/13/09	85,000	84,865
0.25%, 10/16/09	10,000	9,993
0.35%, 10/21/09	10,100	10,089
0.81%, 11/18/09	65,000	64,798
0.89%, 12/04/09	31,000	30,882
0.95%, 01/19/10	50,000	49,736
Freddie Mac
1.51%, 07/06/09	82,000	81,983
0.45%, 07/10/09	48,021	48,016
0.43%, 07/28/09	100,000	99,968
0.50%, 07/28/09	165,000	164,938
0.60%, 07/30/09	50,000	49,976
0.20%, 08/03/09	27,458	27,453
0.19%, 08/17/09	40,000	39,990
0.14%, 08/18/09	200,000	199,963
0.60%, 09/01/09	125,000	124,871
0.60%, 09/02/09	125,000	124,869
0.21%, 09/08/09	110,000	109,956
0.60%, 09/14/09	100,000	99,875
0.70%, 09/14/09	78,000	77,886
2.62%, 09/14/09	13,334	13,263
0.60%, 09/16/09	160,000	159,795
0.70%, 09/25/09	30,000	29,950
0.22%, 10/05/09	50,000	49,971
0.25%, 10/19/09	200,000	199,847
0.45%, 02/04/10	42,635	42,519
1.01%, 02/04/10	25,000	24,849
0.50%, 03/16/10	8,400	8,370

		8,271,032

Variable-Rate Coupon Notes 14.8%
Fannie Mae
1.03%, 07/13/09	100,000	99,931
1.05%, 07/21/09	100,000	100,000
0.88%, 08/12/09	50,000	49,997
Federal Farm Credit Bank
0.15%, 07/16/09	50,000	50,000
Federal Home Loan Bank
1.13%, 07/05/09	50,000	50,000
0.27%, 07/06/09	50,000	50,000
0.99%, 07/07/09	50,000	50,000
0.96%, 07/10/09	75,000	75,000
0.98%, 07/11/09	25,000	25,010
0.24%, 07/13/09	14,000	14,000
0.27%, 07/13/09	250,000	249,679
0.96%, 07/14/09	50,000	50,000
1.04%, 07/14/09	100,000	99,948
0.23%, 07/23/09	75,000	74,960
0.23%, 07/28/09	40,000	39,991
0.75%, 08/08/09	100,000	100,000
0.79%, 08/19/09	50,000	49,989
0.61%, 08/20/09	50,000	50,000
0.65%, 09/10/09	50,000	50,000
0.45%, 09/15/09	50,000	49,992
0.01%, 09/22/09	50,000	50,000
Freddie Mac
0.22%, 07/06/09	100,000	100,000
0.24%, 07/07/09	20,000	19,993
0.24%, 07/08/09	50,000	49,997
1.04%, 07/12/09	150,000	150,000
1.04%, 07/14/09	200,000	200,050
0.63%, 09/03/09	100,000	99,962
0.44%, 09/05/09	125,000	124,986
0.58%, 09/24/09	71,000	70,980

		2,244,465

Total Federal Agency Securities (Cost $13,386,422)		13,386,422

Variable-Rate Obligations 1.3% of net assets
Bank of America, N.A., (FDIC Insured)
0.97%, 08/05/09 (a)(b)	100,000	100,000
General Electric Capital Corp., (FDIC Insured)
1.03%, 09/09/09 (a)(b)	100,000	100,000

Total Variable-Rate Obligations (Cost $200,000)		200,000

See financial notes 13

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.4% of net assets

Commercial Paper & Other Corporate Obligations 3.4%
Citigroup Funding, Inc., (FDIC Insured)
0.31%, 07/16/09 (a)(b)	75,000	74,990
0.31%, 07/24/09 (a)(b)	50,000	49,990
0.28%, 08/06/09 (a)(b)	50,000	49,986
0.28%, 08/10/09 (a)(b)	100,000	99,969
0.29%, 08/11/09 (a)(b)	95,000	94,969
0.28%, 08/13/09 (a)(b)	100,000	99,967
0.27%, 08/18/09 (a)(b)	50,000	49,982

Total Short-Term Investments (Cost $519,853)		519,853

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 10.6% of net assets

Repurchase Agreements 10.6%
Banc of America Securities L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $566,500
0.07%, issued 06/30/09,
due 07/01/09	550,001	550,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $561,000
0.08%, issued 06/30/09,
due 07/01/09	550,001	550,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $204,002
0.02%, issued 06/30/2009,
due 07/01/09	200,000	200,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $55,411
0.11%, issued 06/30/2009,
due 07/01/09	54,321	54,320
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $104,000
0.09%, issued 06/30/09,
due 07/01/09	100,000	100,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $157,500
0.05%, issued 06/30/09,
due 07/01/09	150,000	150,000

Total Other Investments (Cost $1,604,320)		1,604,320

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $15,710,595.

(a)	Credit-enhanced security.
(b)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

14 See financial notes

 Schwab Government Money Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$15,710,595
Receivables:
Interest		26,799
Due from adviser	+	111

Total assets		15,737,505

Liabilities
Payables:
Investments bought		582,491
Transfer agent and shareholder services fees		510
Distributions to shareholders		125
Accrued expenses	+	604

Total liabilities		583,730

Net Assets
Total assets		15,737,505
Total liabilities	−	583,730

Net assets		$15,153,775
Net Assets by Source
Capital received from investors		15,153,774
Net realized capital gains		1

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$15,153,775		15,154,838		$1.00

See financial notes 15

 Schwab Government Money Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$66,461

Net Realized Gains and Losses
Net realized gains on investments		1

Expenses
Investment adviser and administrator fees		25,473
Transfer agent and shareholder service fees		32,443
Temporary Guarantee Program expense		1,500
Registration fees		524
Shareholder reports		330
Portfolio accounting fees		163
Custodian fees		127
Professional fees		45
Trustees’ fees		36
Other expenses	+	55

Total expenses		60,696
Expense reduction by adviser and Schwab	−	8,030

Net expenses		52,666

Increase (Decrease) in Net Assets from Operations
Total investment income		66,461
Net expenses	−	52,666

Net investment income		13,795
Net realized gains	+	1

Increase in net assets from operations		$13,796

16 See financial notes

 Schwab Government Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$13,795	$196,608
Net realized gains	+	1	68

Increase in net assets from operations		13,796	196,676

Distributions to Shareholders
Distributions from net investment income		13,826	196,608

Transactions in Fund Shares*
Shares sold		30,511,250	59,579,530
Shares reinvested		13,475	192,664
Shares redeemed	+	(30,843,467)	(51,843,914)

Net transactions in fund shares		(318,742)	7,928,280

Net Assets
Beginning of period		15,472,547	7,544,199
Total increase (decrease)	+	(318,772)	7,928,348

End of period		$15,153,775	$15,472,547

Net investment income not yet distributed		$−	$31

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 17

Schwab U.S. Treasury Money Fundtm

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.01	0.04	0.04	0.02	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.01)	(0.04)	(0.04)	(0.02)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.01	[2]	1.35	4.15	4.18	2.36	0.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.46	[3]	0.59 [4]	0.60	0.62	0.64	0.65
Gross operating expenses	0.73	[3]	0.74	0.75	0.83	0.83	0.82
Net investment income (loss)	0.02	[3]	1.02	3.90	4.10	2.32	0.61
Net assets, end of period ($ x 1,000,000)	23,364		31,986	9,967	3,538	3,574	3,811

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.58%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

18 See financial notes

 Schwab U.S. Treasury Money Fund

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

10.8%		U.S. Government Agency Securities	2,509,671	2,509,671
87.6%		U.S. Government Securities	20,466,689	20,466,689
6.4%		Variable-Rate Obligations	1,499,910	1,499,910

104.8%		Total Investments	24,476,270	24,476,270
(4	.8)%	Other Assets and Liabilities, Net		(1,112,567)

100.0%		Net Assets		23,363,703

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Agency Securities 10.8% of net assets

Fixed-Rate Coupon Note 0.3%
Federal Home Loan Bank
0.50%, 01/08/10	53,470	54,369

Fixed-Rate Discount Notes 10.5%
Fannie Mae
0.17%, 07/23/09	200,000	199,979
0.17%, 08/06/09	270,000	269,954
0.20%, 08/10/09	10,500	10,498
0.37%, 08/14/09	25,630	25,618
0.48%, 10/07/09	40,000	39,948
Federal Home Loan Bank
0.18%, 07/10/09	29,710	29,708
0.19%, 07/17/09	65,000	64,994
0.15%, 07/23/09	200,000	199,982
0.19%, 08/06/09	100,000	99,981
0.19%, 08/19/09	50,000	49,987
0.20%, 08/19/09	100,000	99,973
0.60%, 09/09/09	410,000	409,522
Freddie Mac
0.60%, 07/30/09	100,000	99,952
0.60%, 09/23/09	23,000	22,968
0.60%, 09/25/09	72,782	72,678
0.22%, 09/28/09	10,000	9,994
0.21%, 10/01/09	300,000	299,839
0.21%, 10/05/09	250,000	249,860
0.25%, 10/05/09	200,000	199,867

		2,455,302

Total U.S. Government Agency Securities (Cost $2,509,671)		2,509,671

U.S. Government Securities 87.6% of net assets

Treasury Notes 10.0%
U.S. Treasury Notes
3.63%, 07/15/09	450,000	450,601
4.63%, 07/31/09	150,000	150,539
4.88%, 08/15/09	313,000	314,824
6.00%, 08/15/09	200,000	201,428
4.00%, 08/31/09	300,000	301,865
3.38%, 09/15/09	450,000	452,945
4.63%, 11/15/09	100,000	101,587
2.13%, 01/31/10	100,000	100,803
6.50%, 02/15/10	100,000	103,557
4.00%, 04/15/10	50,000	51,344
4.50%, 05/15/10	100,000	103,502

		2,332,995

U.S. Treasury Bill 77.6%
U.S. Treasury Bills
0.24%, 07/02/09	136,185	136,184
0.25%, 07/02/09	14,405	14,405
0.27%, 07/02/09	360,085	360,083
0.30%, 07/02/09	525	525
0.31%, 07/02/09	100,000	99,999
0.54%, 07/02/09	200,000	199,997
0.55%, 07/02/09	130,000	129,998
0.61%, 07/02/09	200,000	199,997
1.03%, 07/02/09	100,000	99,997
1.09%, 07/02/09	50,000	49,999
1.34%, 07/02/09	150,000	149,994
1.52%, 07/02/09	100,000	99,996
0.20%, 07/09/09	900,000	899,960
0.31%, 07/09/09	300,000	299,979
0.32%, 07/09/09	400,000	399,972
0.15%, 07/16/09	97,765	97,759
0.16%, 07/16/09	83,170	83,164
0.17%, 07/16/09	500,000	499,965
0.18%, 07/16/09	500,000	499,962
0.13%, 07/23/09	4,305	4,305
0.14%, 07/23/09	372,150	372,119
0.15%, 07/23/09	650,000	649,940
0.17%, 07/23/09	200,000	199,979
0.18%, 07/23/09	200,000	199,979
0.33%, 07/23/09	1,980	1,980
0.14%, 07/30/09	404,105	404,061
0.16%, 07/30/09	600,000	599,926
0.18%, 07/30/09	300,000	299,958
0.17%, 08/06/09	500,000	499,914
0.18%, 08/06/09	500,000	499,912
0.28%, 08/06/09	200,000	199,944
0.35%, 08/06/09	400,000	399,860

See financial notes 19

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.37%, 08/06/09	200,000	199,926
0.49%, 08/13/09	400,000	399,766
0.18%, 08/20/09	300,000	299,925
0.19%, 08/20/09	500,000	499,872
0.38%, 08/20/09	73,000	72,962
0.17%, 08/27/09	150,000	149,960
0.18%, 08/27/09	280,620	280,542
0.34%, 08/27/09	97,000	96,948
0.19%, 09/10/09	800,000	799,700
0.42%, 09/15/09	400,000	399,645
0.16%, 09/17/09	900,000	899,688
0.44%, 09/17/09	200,000	199,807
0.45%, 09/17/09	200,000	199,804
0.19%, 09/24/09	250,000	249,888
0.20%, 09/24/09	250,000	249,885
0.20%, 10/01/09	500,000	499,747
0.40%, 10/08/09	500,000	499,453
0.33%, 10/15/09	110,000	109,895
0.25%, 10/22/09	300,000	299,765
0.26%, 10/22/09	50,000	49,959
0.37%, 10/22/09	50,000	49,943
0.47%, 10/22/09	240,000	239,646
0.49%, 10/22/09	180,000	179,725
0.95%, 10/22/09	45,000	44,867
0.26%, 11/12/09	150,000	149,858
0.49%, 11/19/09	500,000	499,040
0.32%, 12/10/09	500,000	499,280
0.31%, 12/17/09	100,000	99,854
0.32%, 12/17/09	11,025	11,008
0.33%, 12/17/09	150,000	149,768
0.39%, 12/17/09	17,350	17,318
0.71%, 12/17/09	200,000	199,338
0.34%, 12/24/09	250,000	249,591
0.47%, 04/01/10	100,000	99,642
0.50%, 04/01/10	150,000	149,429
0.48%, 06/03/10	50,000	50,228
0.49%, 06/03/10	100,000	99,091
0.55%, 06/03/10	75,000	74,614
0.60%, 06/03/10	111,405	110,781
0.55%, 07/01/10	50,000	49,724

		18,133,694

Total U.S. Government Securities (Cost $20,466,689)		20,466,689

Variable-Rate Obligations 6.4% of net assets
Fannie Mae
1.03%, 07/13/09	1,000,000	1,000,000
Freddie Mac
1.04%, 07/14/09	500,000	499,910

Total Variable-Rate Obligations (Cost $1,499,910)		1,499,910

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $24,476,270.

20 See financial notes

 Schwab U.S. Treasury Money Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$24,476,270
Cash		2
Receivables:
Interest		38,390

Total assets		24,514,662

Liabilities
Payables:
Investments bought		1,149,398
Transfer agent and shareholder services fees		367
Distributions to shareholders		97
Trustees’ fees		10
Accrued expenses	+	1,087

Total liabilities		1,150,959

Net Assets
Total assets		24,514,662
Total liabilities	−	1,150,959

Net assets		$23,363,703
Net Assets by Source
Capital received from investors		23,363,808
Net realized capital losses		(105)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$23,363,703		23,364,017		$1.00

See financial notes 21

 Schwab U.S. Treasury Money Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$64,327

Net Realized Gains and Losses
Net realized gains on investments		26

Expenses
Investment adviser and administrator fees		40,750
Transfer agent and shareholder service fees		54,273
Temporary Guarantee Program expense		3,216
Portfolio accounting fees		345
Registration fees		328
Custodian fees		284
Shareholder reports		200
Professional fees		69
Trustees’ fees		52
Other expenses	+	92

Total expenses		99,609
Expense reduction by adviser and Schwab	−	37,594

Net expenses		62,015

Increase (Decrease) in Net Assets from Operations
Total investment income		64,327
Net expenses	−	62,015

Net investment income		2,312
Net realized gains	+	26

Increase in net assets from operations		$2,338

22 See financial notes

 Schwab U.S. Treasury Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-6/30/09	1/1/08-12/31/08
Net investment income		$2,312	$193,243
Net realized gains	+	26	335

Increase in net assets from operations		2,338	193,578

Distributions to Shareholders
Distributions from net investment income		2,312	193,243

Transactions in Fund Shares*
Shares sold		31,379,575	93,441,522
Shares reinvested		2,161	189,409
Shares redeemed	+	(40,003,952)	(71,612,347)

Net transactions in fund shares		(8,622,216)	22,018,584

Net Assets
Beginning of period		31,985,893	9,966,974
Total increase (decrease)	+	(8,622,190)	22,018,919

End of period		$23,363,703	$31,985,893

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 23

Schwab Value Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Investor Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.03	0.05	0.05	0.03	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.23	[2]	2.59	5.01	4.72	2.86	0.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.46	[3,4]	0.44 [5]	0.45	0.45	0.45	0.45
Gross operating expenses	0.60	[3]	0.56	0.55	0.57	0.56	0.56
Net investment income (loss)	0.47	[3]	2.60	4.89	4.65	2.83	0.97
Net assets, end of period ($ x 1,000,000)	31,879		37,685	43,248	33,206	24,112	23,365

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Select Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.03	0.05	0.05	0.03	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.28	[2]	2.69	5.12	4.82	2.96	1.09

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36	[3,4]	0.34 [5]	0.35	0.35	0.35	0.35
Gross operating expenses	0.50	[3]	0.45	0.45	0.53	0.56	0.56
Net investment income (loss)	0.57	[3]	2.71	4.99	4.79	3.03	1.10
Net asset, end of period ($ x 1,000,000)	5,442		6,130	7,453	5,158	2,325	1,209

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.41% for Investor Shares and 0.31% for Select Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.
5 The ratio of net operating expenses would have been 0.43% for Investor Shares and 0.33% for Select Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

24 See financial notes

 Schwab Value Advantage Money Fund®

Financial Highlights continued

	1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Institutional Shares	6/30/09*		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.03	0.05	0.05	0.03	0.01

Less distributions:
Distributions from net investment income	(0.00)[1]		(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00	1.00	1.00

Total return (%)	0.32	[2]	2.78	5.23	4.94	3.08	1.20

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[3,4]	0.25 [4]	0.24	0.24	0.24	0.24
Gross operating expenses	0.39	[3]	0.35	0.34	0.49	0.56	0.56
Net investment income (loss)	0.64	[3]	2.77	5.10	4.90	3.11	1.20
Net assets, end of period ($ x 1,000,000)	3,994		4,464	4,748	3,817	1,929	1,054

	1/1/09–		1/1/08–	1/1/07–	10/5/06[5]–
Institutional Prime Shares	6/30/09*		12/31/08	12/31/07	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.03	0.05	0.01
Less Distributions From:
Distributions from net investment income	(0.00)[1]		(0.03)	(0.05)	(0.01)

Net asset value at end of period	1.00		1.00	1.00	1.00

Total return (%)	0.33	[2]	2.81	5.26	1.25	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.26	[3,4]	0.22 [4]	0.21	0.21	[3]
Gross operating expenses	0.37	[3]	0.32	0.32	0.36	[3]
Net investment income (loss)	0.68	[3]	2.89	5.12	5.18	[3]
Net assets, end of period ($ x 1,000,000)	2,160		2,476	4,235	1,693

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.24% for Institutional Shares and 0.21% for Institutional Prime Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.
5 Commencement of operations.

See financial notes 25

 Schwab Value Advantage Money Fund

Portfolio Holdings as of June 30, 2009 (Unaudited)

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

84.3%		Fixed-Rate Obligations	36,653,803	36,653,803
11.2%		Variable-Rate Obligations	4,874,147	4,874,147
4.7%		Other Investments	2,017,312	2,017,312

100.2%		Total Investments	43,545,262	43,545,262
(0	.2)%	Other Assets and Liabilities, Net		(69,694)

100.0%		Net Assets		43,475,568

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 84.3% of net assets

Bank Notes 0.8%
Bank of America, N.A., (FDIC Insured)
0.75%, 08/24/09 (a)(e)	165,000	165,000
Wells Fargo Bank, N.A.
0.20%, 07/06/09	200,000	200,000

		365,000

Certificates of Deposit 36.6%
Abbey National Treasury Services PLC
0.32%, 08/27/09 (a)	177,000	177,001
Australia & New Zealand Banking Group Ltd.
0.60%, 07/10/09	60,000	60,000
0.40%, 08/12/09	96,000	96,000
0.85%, 10/22/09	24,000	24,000
0.80%, 10/30/09	37,000	37,000
0.50%, 12/03/09	19,000	19,000
0.50%, 12/15/09	99,000	99,000
0.48%, 12/16/09	38,000	38,000
0.47%, 12/18/09	50,000	50,000
Banco Bilbao Vizcaya Argentaria S.A.
0.60%, 07/20/09	325,000	325,000
0.55%, 07/27/09	60,000	60,000
Bank of America, N.A.
1.25%, 08/07/09	68,000	68,000
1.39%, 09/04/09	484,000	484,000
0.60%, 09/24/09	123,000	123,000
0.55%, 10/16/09	194,000	194,000
0.61%, 10/21/09	167,000	167,000
0.60%, 10/22/09	355,000	355,000
Bank of Nova Scotia
0.43%, 07/27/09	146,000	146,000
0.56%, 07/29/09	210,000	210,000
0.48%, 08/11/09	143,000	143,001
0.30%, 09/17/09	100,000	100,000
Bank of the West
0.32%, 09/14/09	130,000	130,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.99%, 07/07/09	140,000	140,000
0.64%, 08/11/09	58,000	58,000
0.82%, 08/17/09	175,000	175,000
Barclays Bank PLC
0.80%, 08/12/09	189,000	189,000
1.05%, 12/10/09	145,000	145,000
BNP Paribas
0.98%, 07/07/09	24,000	24,000
1.05%, 07/09/09	230,000	230,000
1.05%, 07/10/09	244,000	244,000
1.20%, 07/16/09	257,000	257,000
1.17%, 07/17/09	175,000	175,000
1.00%, 08/14/09	483,000	483,000
0.68%, 09/02/09	60,000	60,000
0.68%, 09/04/09	20,000	20,000
0.65%, 09/10/09	221,000	221,000
0.39%, 10/05/09	88,000	88,000
Branch Banking & Trust
0.45%, 10/26/09	85,000	85,000
0.42%, 11/04/09	24,000	24,001
Citibank, N.A.
0.90%, 07/29/09	108,000	108,000
0.55%, 09/18/09	71,000	71,000
0.60%, 09/21/09	65,000	65,000
0.60%, 09/23/09	14,000	14,000
0.60%, 09/24/09	429,000	429,000
0.58%, 09/28/09	170,000	170,000
0.55%, 10/09/09	54,000	54,000
Commonwealth Bank of Australia
0.51%, 07/31/09	148,000	148,000
0.41%, 08/21/09	75,000	75,001
0.55%, 11/30/09	17,000	17,000
0.48%, 12/17/09	115,000	115,003
Credit Agricole S.A.
0.90%, 09/01/09	203,000	203,000
0.60%, 09/08/09	105,000	105,000
0.52%, 09/18/09	133,000	133,000
0.54%, 10/15/09	232,000	232,000
Deutsche Bank AG
0.62%, 07/06/09	47,000	47,000
0.62%, 07/08/09	46,000	46,000
0.62%, 07/09/09	10,000	10,000
0.57%, 07/14/09	174,000	174,000
DnB NOR Bank ASA
0.40%, 09/01/09	70,000	70,000
HSBC Bank PLC
0.66%, 07/07/09	271,000	271,000
Intesa Sanpaolo
0.46%, 09/21/09	98,000	98,000
0.50%, 09/21/09	70,000	70,000

26 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.46%, 10/13/09	77,000	77,000
0.43%, 10/14/09	66,000	66,001
0.44%, 10/19/09	134,000	134,000
Lloyds TSB Bank PLC
0.58%, 09/09/09	240,000	240,000
0.59%, 09/14/09	20,000	20,000
0.58%, 09/16/09	355,000	355,000
Mitsubishi UFJ Trust & Banking Corp.
1.10%, 07/08/09	181,000	181,000
1.10%, 07/14/09	100,000	100,000
0.73%, 08/12/09	34,000	34,000
Mizuho Corporate Bank Ltd.
0.85%, 07/22/09	210,000	210,000
0.50%, 08/13/09	78,000	78,000
0.40%, 09/22/09	145,000	145,000
National Australia Bank Ltd.
0.60%, 07/01/09	50,000	50,000
0.45%, 08/12/09	55,000	55,000
0.50%, 12/21/09	355,000	355,009
0.50%, 01/04/10	8,000	8,000
0.52%, 01/07/10	186,000	186,005
Nordea Bank Finland PLC
0.33%, 07/07/09	63,000	63,000
0.32%, 09/17/09	100,000	100,000
Rabobank Nederland
1.00%, 09/03/09	325,000	325,000
1.00%, 09/10/09	250,000	250,000
1.01%, 09/10/09	50,000	49,999
1.00%, 09/17/09	10,000	10,000
1.11%, 05/03/10	128,000	128,000
1.00%, 06/14/10	380,000	380,000
Royal Bank of Canada
1.00%, 09/11/09	14,000	14,000
0.30%, 09/17/09	308,000	308,000
Royal Bank of Scotland PLC
1.25%, 07/08/09	187,000	187,000
1.50%, 07/23/09	50,000	50,000
0.74%, 09/03/09	369,000	369,000
0.82%, 09/08/09	70,000	70,000
Societe Generale
1.11%, 07/09/09	213,000	213,000
1.17%, 07/13/09	244,000	244,000
0.97%, 08/17/09	68,000	68,000
State Street Bank & Trust
0.90%, 08/19/09	145,000	145,000
Sumitomo Mitsui Banking Corp.
0.35%, 07/17/09	10,000	10,003
0.79%, 08/05/09	69,000	69,004
0.70%, 08/10/09	90,000	90,000
0.65%, 08/12/09	59,000	59,000
0.55%, 08/18/09	63,000	63,001
0.44%, 09/09/09	120,000	120,000
0.45%, 09/09/09	45,000	45,000
Sumitomo Trust & Banking Co.
1.12%, 07/07/09	90,000	90,000
0.88%, 08/06/09	42,000	42,000
0.55%, 09/15/09	50,000	50,000
Svenska Handelsbanken AB
0.60%, 07/20/09	167,000	167,004
0.35%, 08/24/09	123,000	123,002
Toronto Dominion Bank
0.90%, 07/06/09	15,000	15,000
1.00%, 08/14/09	28,000	28,005
1.00%, 09/16/09	57,000	57,000
1.00%, 09/17/09	37,000	37,000
0.52%, 11/16/09	150,000	150,000
0.50%, 11/23/09	113,000	113,000
0.50%, 12/02/09	132,000	132,000
0.90%, 06/11/10	135,000	135,000
Union Bank, N.A.
0.50%, 07/16/09	70,000	70,000
0.50%, 08/04/09	30,000	30,000
Westpac Banking Corp.
0.60%, 07/01/09	70,000	70,000
0.50%, 12/14/09	108,000	108,000
0.50%, 12/16/09	300,000	300,000
0.51%, 01/04/10	19,000	19,000

		15,908,040

Commercial Paper & Other Corporate Obligations 26.0%
Alpine Securitization Corp.
0.25%, 07/08/09 (a)(b)(c)	20,000	19,999
0.25%, 07/10/09 (a)(b)(c)	186,000	185,988
0.47%, 07/27/09 (a)(b)(c)	96,000	95,967
0.35%, 09/02/09 (a)(b)(c)	100,000	99,939
Atlantis One Funding Corp.
0.85%, 10/23/09 (a)(b)(c)	55,000	54,852
0.83%, 10/27/09 (a)(b)(c)	30,000	29,918
0.75%, 11/03/09 (a)(b)(c)	288,000	287,250
Australia & New Zealand Banking Group
0.33%, 08/31/09	112,000	111,937
Bank of America Corp., (FDIC Insured)
0.60%, 07/13/09 (a)(e)	297,000	296,941
0.25%, 07/28/09 (a)(e)	66,000	65,988
0.25%, 08/17/09 (a)(e)	31,000	30,990
Cancara Asset Securitization, L.L.C.
0.65%, 09/10/09 (a)(b)(c)	50,000	49,936
CBA (Delaware) Finance, Inc.
0.40%, 07/06/09 (a)	35,000	34,998
0.32%, 08/28/09 (a)	107,000	106,945
Chariot Funding, L.L.C.
0.10%, 07/01/09 (a)(b)(c)	30,000	30,000
0.50%, 07/02/09 (a)(b)(c)	51,000	50,999
0.32%, 07/06/09 (a)(b)(c)	100,000	99,996
0.28%, 07/10/09 (a)(b)(c)	125,000	124,991
0.28%, 07/13/09 (a)(b)(c)	29,000	28,997
0.28%, 07/15/09 (a)(b)(c)	243,521	243,494
0.28%, 07/20/09 (a)(b)(c)	45,000	44,993
Ciesco L.L.C.
0.96%, 08/05/09 (a)(b)(c)	110,000	109,897
Citigroup Funding, Inc., (FDIC Insured)
0.25%, 07/06/09 (a)(e)	200,000	199,993
0.25%, 07/09/09 (a)(e)	95,000	94,995
0.25%, 07/16/09 (a)(e)	85,000	84,991
0.25%, 07/17/09 (a)(e)	200,000	199,978
0.31%, 07/17/09 (a)(e)	248,000	247,966
0.31%, 07/24/09 (a)(e)	50,000	49,990
0.28%, 08/04/09 (a)(e)	150,000	149,960
0.28%, 08/06/09 (a)(e)	135,000	134,962
0.30%, 08/10/09 (a)(e)	99,000	98,967
0.27%, 08/18/09 (a)(e)	50,000	49,982
CRC Funding, L.L.C.
0.96%, 08/06/09 (a)(b)(c)	369,000	368,646
Dakota CP Notes of Citibank Credit Card Issuance Trust
1.03%, 07/02/09 (b)(c)	184,000	183,995

See financial notes 27

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.00%, 07/10/09 (b)(c)	290,000	289,927
0.85%, 07/28/09 (b)(c)	99,000	98,937
Danske Corp. (Danish Government Guarantee)
1.20%, 07/14/09 (a)(c)	1,000	1,000
0.43%, 10/30/09 (a)(c)	315,000	314,545
0.43%, 11/04/09 (a)(c)	129,000	128,806
DnB NOR Bank ASA
0.41%, 08/24/09	100,000	99,938
0.51%, 09/28/09	62,000	61,922
Falcon Asset Securitization Corp.
0.32%, 07/01/09 (a)(b)(c)	70,000	70,000
0.32%, 07/02/09 (a)(b)(c)	49,650	49,650
0.25%, 07/07/09 (a)(b)(c)	20,500	20,499
0.28%, 07/08/09 (a)(b)(c)	26,000	25,999
0.30%, 07/15/09 (a)(b)(c)	25,000	24,997
0.27%, 07/17/09 (a)(b)(c)	43,000	42,995
Gemini Securitization Corp., L.L.C.
0.28%, 07/14/09 (a)(b)(c)	145,000	144,985
0.33%, 09/01/09 (a)(b)(c)	36,000	35,980
General Electric Capital Corp., (FDIC Insured)
0.65%, 08/25/09 (a)(e)	276,000	275,726
0.65%, 08/26/09 (a)(e)	266,000	265,731
0.58%, 09/11/09 (a)(e)	83,000	82,904
0.35%, 09/22/09 (a)(e)	25,000	24,980
0.42%, 11/05/09 (a)(e)	195,000	194,711
0.42%, 11/06/09 (a)(e)	185,000	184,724
0.40%, 11/09/09 (a)(e)	206,000	205,700
JP Morgan Chase Funding Inc.
0.36%, 07/07/09 (a)	249,000	248,985
0.36%, 07/09/09 (a)	223,000	222,982
Jupiter Securitization Corp.
0.27%, 07/14/09 (a)(b)(c)	116,000	115,989
0.28%, 07/14/09 (a)(b)(c)	26,000	25,997
0.30%, 07/17/09 (a)(b)(c)	43,000	42,994
0.29%, 07/27/09 (a)(b)(c)	98,000	97,979
Nationwide Building Society
0.65%, 10/05/09	132,000	131,771
Nestle Capital Corp.
0.22%, 08/13/09 (c)	125,000	124,967
Nokia Corp.
0.22%, 07/06/09 (c)	50,000	49,998
Nordea North America, Inc.
0.33%, 07/06/09 (a)	50,000	49,998
0.30%, 07/08/09 (a)	100,000	99,994
0.30%, 08/18/09 (a)	12,000	11,995
Old Line Funding, L.L.C.
0.05%, 07/01/09 (a)(b)(c)	49,166	49,166
0.42%, 08/13/09 (a)(b)(c)	22,000	21,989
0.35%, 09/09/09 (a)(b)(c)	70,242	70,194
0.37%, 10/01/09 (a)(b)(c)	75,000	74,929
Park Avenue Receivables Co., L.L.C.
0.28%, 07/07/09 (a)(b)(c)	100,000	99,995
Ranger Funding Co., L.L.C.
0.39%, 09/08/09 (a)(b)(c)	50,000	49,963
0.53%, 09/11/09 (a)(b)(c)	215,000	214,772
Reckitt Benckiser Treasury Services
0.42%, 08/10/09 (a)(c)	43,000	42,980
0.42%, 08/12/09 (a)(c)	23,000	22,989
Sheffield Receivables Corp.
0.35%, 09/24/09 (a)(b)(c)	100,000	99,917
Solitaire Funding, L.L.C.
0.61%, 07/10/09 (a)(b)(c)	64,000	63,990
0.45%, 07/20/09 (a)(b)(c)	141,000	140,967
0.45%, 07/23/09 (a)(b)(c)	86,000	85,976
0.80%, 08/07/09 (a)(b)(c)	50,000	49,959
0.62%, 08/19/09 (a)(b)(c)	75,000	74,937
0.62%, 08/20/09 (a)(b)(c)	54,000	53,954
Starbird Funding Corp.
0.35%, 09/17/09 (a)(b)(c)	70,000	69,947
Straight A Funding, L.L.C.
0.37%, 08/11/09 (a)(b)(c)	45,000	44,981
0.43%, 08/17/09 (a)(b)(c)	25,000	24,986
0.39%, 08/18/09 (a)(b)(c)	100,000	99,948
0.34%, 08/26/09 (a)(b)(c)	20,000	19,989
0.37%, 09/01/09 (a)(b)(c)	58,000	57,963
0.35%, 09/04/09 (a)(b)(c)	30,000	29,981
0.37%, 09/16/09 (a)(b)(c)	38,000	37,970
0.37%, 09/23/09 (a)(b)(c)	121,000	120,896
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/02/10 (a)(c)	157,000	155,740
Thunder Bay Funding, L.L.C.
0.40%, 07/07/09 (a)(b)(c)	100,000	99,993
0.52%, 07/08/09 (a)(b)(c)	31,761	31,758
0.47%, 07/13/09 (a)(b)(c)	109,000	108,983
0.47%, 07/15/09 (a)(b)(c)	25,000	24,995
0.42%, 08/13/09 (a)(b)(c)	27,571	27,557
0.50%, 09/03/09 (a)(b)(c)	37,250	37,217
0.35%, 09/10/09 (a)(b)(c)	50,000	49,965
0.50%, 09/11/09 (a)(b)(c)	29,060	29,031
Ticonderoga Funding, L.L.C.
0.53%, 09/09/09 (a)(b)(c)	15,000	14,985
UBS Finance (Delaware), Inc.
0.31%, 07/28/09 (a)	169,000	168,961
Variable Funding Capital Corp.
0.45%, 07/14/09 (a)(b)(c)	88,000	87,986
0.42%, 07/21/09 (a)(b)(c)	50,000	49,988
0.98%, 10/15/09 (a)(b)(c)	8,000	7,977
0.98%, 10/16/09 (a)(b)(c)	175,000	174,495
0.98%, 10/19/09 (a)(b)(c)	75,000	74,778
Westpac Banking Corp.
0.46%, 11/23/09 (c)	36,000	35,933
0.46%, 12/04/09 (c)	119,000	118,763
Whistlejacket Capital, L.L.C.
n/a, n/a, (c)(d)(f)	6,360	6,360
Windmill Funding Corp.
0.83%, 07/08/09 (a)(b)(c)	150,000	149,976
0.39%, 08/20/09 (a)(b)(c)	28,000	27,985
Yorktown Capital, L.L.C.
0.35%, 08/24/09 (a)(b)(c)	46,000	45,976
0.39%, 09/08/09 (a)(b)(c)	100,000	99,925

		11,290,410

Fixed-Rate Coupon Notes 2.9%
Fannie Mae
1.25%, 12/10/09	50,000	50,574
Federal Home Loan Bank
1.25%, 11/20/09	15,000	15,172
0.53%, 02/04/10	300,000	299,997
0.55%, 06/01/10	235,000	234,878
0.56%, 06/03/10	500,000	499,922
0.56%, 06/04/10	150,000	149,975

		1,250,518

28 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Discount Notes 17.6%
Fannie Mae
0.50%, 07/01/09	588,000	588,000
0.50%, 07/02/09	619,000	618,991
0.17%, 07/21/09	310,000	309,971
0.17%, 07/22/09	195,000	194,981
0.17%, 08/03/09	75,000	74,988
0.18%, 08/03/09	270,000	269,956
0.18%, 08/13/09	19,600	19,596
0.20%, 08/13/09	35,000	34,992
0.17%, 08/20/09	340,000	339,920
0.24%, 09/01/09	231,771	231,678
0.25%, 09/22/09	476,000	475,726
0.76%, 12/01/09	137,000	136,563
Federal Home Loan Bank
0.18%, 07/01/09	50,000	50,000
0.25%, 07/01/09	267,000	267,000
0.30%, 07/01/09	90,000	90,000
0.18%, 07/08/09	23,000	22,999
0.18%, 07/15/09	240,000	239,983
0.18%, 07/17/09	225,000	224,982
0.20%, 07/22/09	200,000	199,977
0.20%, 08/04/09	74,200	74,186
0.20%, 08/07/09	65,800	65,787
0.18%, 08/12/09	157,000	156,967
0.19%, 08/12/09	144,000	143,968
0.20%, 08/19/09	173,000	172,954
0.18%, 08/20/09	175,000	174,956
0.62%, 09/01/09	150,000	149,840
0.20%, 09/04/09	112,562	112,521
0.60%, 09/09/09	110,000	109,872
Freddie Mac
0.17%, 07/20/09	110,000	109,990
0.18%, 08/03/09	47,025	47,017
0.18%, 08/10/09	250,000	249,950
0.19%, 08/10/09	300,000	299,938
0.18%, 08/17/09	50,000	49,988
0.60%, 08/17/09	300,000	299,765
0.61%, 09/01/09	250,000	249,737
0.60%, 09/02/09	493,000	492,482
0.61%, 09/15/09	300,000	299,614

		7,649,835

Time Deposit 0.4%
Bank of Ireland
0.30%, 07/01/09	190,000	190,000

Total Fixed-Rate Obligations (Cost $36,653,803)		36,653,803

Variable-Rate Obligations 11.2% of net assets
Bank of America, N.A.
1.24%, 07/30/09	400,000	400,000
1.21%, 08/06/09	100,000	100,000
Bank of America, N.A., (FDIC Insured)
0.97%, 08/05/09 (a)(e)	115,000	115,000
Commonwealth Bank of Australia
1.27%, 08/03/09	180,000	180,000
Deutsche Bank AG
0.84%, 07/21/09	200,000	200,000
Fannie Mae
1.03%, 07/13/09	540,000	539,827
0.97%, 08/05/09	250,000	249,900
Federal Home Loan Bank
0.79%, 07/06/09	150,000	150,000
0.27%, 07/13/09	240,000	239,695
0.01%, 09/22/09	290,000	290,000
Freddie Mac
1.04%, 07/14/09	430,000	430,304
0.01%, 09/18/09	555,000	555,000
0.58%, 09/24/09	366,900	366,798
Goldman Sachs Group Inc. (FDIC Insured)
1.32%, 09/16/09 (a)(c)(d)(e)	172,000	172,000
0.76%, 09/17/09 (a)(e)	50,000	50,000
Hewlett Packard Co.
1.05%, 09/03/09	20,000	20,023
New Jersey Economic Development Authority
1.15%, 07/01/09 (a)	2,600	2,600
Rabobank Nederland
1.26%, 07/14/09	190,000	190,000
0.70%, 09/29/09	75,000	75,000
Royal Bank of Canada
1.03%, 08/19/09	180,000	180,000
Societe Generale
0.50%, 09/11/09	198,000	198,000
Svenska Handelsbanken AB
1.40%, 07/06/09 (c)	50,000	50,000
Wells Fargo & Co.
0.47%, 07/15/09 (c)	120,000	120,000

Total Variable-Rate Obligations (Cost $4,874,147)		4,874,147

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 4.7% of net assets

Repurchase Agreements 4.7%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $463,500
0.07%, issued 06/30/09,
due 07/01/09	450,001	450,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $204,000
0.08%, issued 06/30/09,
due 07/01/09	200,001	200,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $81,603.
0.02%, issued 06/30/2009,
due 07/01/09	80,000	80,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $68,661
0.11%, issued 06/30/2009,
due 07/01/09	67,312	67,312

See financial notes 29

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $142,800
0.16%, issued 06/25/2009,
due 07/02/09	140,004	140,000
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $81,600
0.01%, issued 06/30/09,
due 07/01/09	80,000	80,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $208,000
0.09%, issued 06/30/09,
due 07/01/09	200,001	200,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $840,000
0.05%, issued 06/30/09, due 07/01/09	800,001	800,000

Total Other Investments (Cost $2,017,312)		2,017,312

End of Investments.

(All dollar amounts are x 1,000)

At 06/30/09, the tax basis cost of the fund’s investments was $43,545,262.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,169,805 or 16.5% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $178,360 or 0.4% of net assets.
(e)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(f)	Whistlejacket notes are in receivership, and the fund has elected and sold all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund held by the receiver that is being held to cover any remaining expenses and liabilities associated with receivership.

30 See financial notes

 Schwab Value Advantage Money Fund

Statement of
Assets and Liabilities
As of June 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$43,545,262
Receivables:
Investments sold		200
Fund shares sold		80,754
Interest		28,617
Prepaid expenses	+	4,793

Total assets		43,659,626

Liabilities
Payables:
Investments bought		8,000
Investment adviser and administrator fees		657
Transfer agent and shareholder services fees		625
Fund shares redeemed		170,582
Distributions to shareholders		2,912
Payable to custodian		26
Trustees’ fees		4
Accrued expenses	+	1,252

Total liabilities		184,058

Net Assets
Total assets		43,659,626
Total liabilities	−	184,058

Net assets		$43,475,568
Net Assets by Source
Capital received from investors		43,540,928
Net realized capital losses		(65,360)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$31,879,181		31,925,859		$1.00
Select Shares	$5,442,124		5,450,008		$1.00
Institutional Shares	$3,994,202		3,999,925		$1.00
Institutional Prime Shares	$2,160,061		2,163,137		$1.00

See financial notes 31

 Schwab Value Advantage Money Fund

Statement of
Operations
For January 1, 2009 through June 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Interest		$226,368

Net Realized Gains and Losses
Net realized losses on investments		(65,360)

Expenses
Investment adviser and administrator fees		68,756
Transfer agent and shareholder service fees:
Investor Shares		44,639
Select Shares		4,533
Institutional Shares		882
Institutional Prime Shares		237
Temporary Guarantee Program expense		11,353
Registration fees		1,583
Custodian fees		826
Portfolio accounting fees		513
Shareholder reports		281
Professional fees		161
Trustees’ fees		83
Other expenses	+	282

Total expenses		134,129
Expense reduction by adviser and Schwab	−	31,372

Net expenses		102,757

Increase (Decrease) in Net Assets from Operations
Total investment income		226,368
Net expenses	−	102,757

Net investment income		123,611
Net realized losses	+	(65,360)

Increase in net assets from operations		$58,251

32 See financial notes

 Schwab Value Advantage Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		1/1/09-06/30/09	1/1/08-12/31/08
Net investment income		$123,611	$1,557,855
Net realized gains (losses)	+	(65,360)	2,859

Increase in net assets from operations		58,251	1,560,714

Distributions to Shareholders
Distributions from net investment income
Investor Shares		84,681	1,127,998
Select Shares		17,284	202,098
Institutional Shares		14,251	140,287
Institutional Prime Shares	+	8,046	87,472

Total distributions from net investment income		124,262	1,557,855

Transactions in Fund Shares*
Shares Sold
Investor Shares		10,567,154	45,298,750
Select Shares		2,823,210	10,168,956
Institutional Shares		2,500,796	8,629,589
Institutional Prime Shares	+	1,586,301	10,863,507

Total shares sold		17,477,461	74,960,802

Shares Reinvested
Investor Shares		74,464	1,010,043
Select Shares		15,081	180,379
Institutional Shares		12,017	120,800
Institutional Prime Shares	+	6,502	69,461

Total shares reinvested		108,064	1,380,683

Shares Redeemed
Investor Shares		(16,398,878)	(51,874,148)
Select Shares		(3,518,311)	(11,672,760)
Institutional Shares		(2,976,567)	(9,034,259)
Institutional Prime Shares	+	(1,905,591)	(12,692,105)

Total shares redeemed		(24,799,347)	(85,273,272)

Net transactions in fund shares		(7,213,822)	(8,931,787)

Net Assets
Beginning of period		50,755,401	59,684,329
Total decrease	+	(7,279,833)	(8,928,928)

End of period		$43,475,568	$50,755,401

Net investment income not yet distributed		$−	$651

*	Transactions took place at $1.00 per share; figures for shares quantities are the same as for dollars.

See financial notes 33

 Schwab Taxable Money Funds

Financial Notes unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Institutional Shares and Institutional Prime Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Government Money Fund and U.S. Treasury Money Fund each offer one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

34

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, every day they are open for business. These distributions are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Corp., under which the funds receive a credit for its uninvested cash balance to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In addition, effective June 30, 2009, the funds adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are

 35

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased.

Various inputs are used on determining the value of the funds’ investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2009:

Government Money Fund:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Federal Agency Securities	—	13,386,422	—	13,386,422
Variable-Rate Obligations	—	200,000	—	200,000
Short-Term Investments	—	519,853	—	519,853
Other Investments	—	1,604,320	—	1,604,320

Total	$—	$15,710,595	$—	$15,710,595

36

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

U.S. Treasury Money Fund

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Agency Securities	—	2,509,671	—	2,509,671
U.S. Government Securities	—	20,466,689	—	20,466,689
Variable-Rate Obligations	—	1,499,910	—	1,499,910

Total	$—	$24,476,270	$—	$24,476,270

Value Advantage Money Fund

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations	—	36,653,803	—	36,653,803
Variable-Rate Obligations	—	4,874,147	—	4,874,147
Other Investments	—	2,017,312	—	2,017,312

Total	$—	$43,545,262	$—	$43,545,262

*	The funds had no Other Financial Instruments.

3. Risk factors:

Investing in a fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Interest rates will rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. An investment in a fund is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds. A fund could lose money or underperform as a result of a default on the part of a portfolio investment. The additional risks of any foreign investments are due to reasons ranging from lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. The manager’s maturity decisions also will affect a fund’s yield, and in unusual circumstances potentially affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a complete description of the principal risks of investing in the fund.

4. U.S. Treasury Temporary Guarantee Program:
       (All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009; and on March 31,2009, the Treasury announced a further extension of the Program for the period from May 1,

 37

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

4. U.S. Treasury Temporary Guarantee Program (continued):
       (All dollar amounts are x 1,000)

2009 through September 18, 2009 (together, the “’Program Extensions”). According to the Treasury, the Program will not be extended beyond September 18, 2009. The Value Advantage Money Fund, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The Government Money Fund and U.S. Treasury Money Fund, with the approval of the Schwab Funds Board of Trustees participated in the program through April 30, 2009. The Government Money Fund, U.S. Treasury Money Fund, and the Value Advantage Money Fund paid $1,118, $2,396 and $5,672, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the Government Money Fund, U.S. Treasury Money Fund, and the Value Advantage Money Fund paid $1,677, $3,594 and $8,508, respectively, to participate in the extension of the Program, which covers the period December 19, 2008 through April 30, 2009. The Value Advantage Money Fund paid $8,508 to participate in the Program Extension, which covers the period May 1, 2009 to September 18, 2009. Subject to provisions contained in the guarantee agreement signed by the funds, the Program guarantees that the shareholders in the funds as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the periods, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The cost of participating in the Program and Program Extensions is borne by each participating fund and will not be subject to any expense limitation or reimbursement agreement.

5. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and during the reporting period was the trust’s transfer agent and shareholder services agent. Effective July 1, 2009, the trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds. Prior to July 1, 2009, BFDS served as the funds’ sub-transfer agent.

For the transfer agent and shareholder services provided during the reporting period, Schwab received an annual fee payable monthly based on the funds’ average daily net assets as follows:

	Transfer Agent Fees	Shareholder Service Fees

Government Money Fund	0.20%	0.20%
U.S. Treasury Money Fund	0.20%	0.20%
Value Advantage Money Fund
Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.10%
Institutional Shares	0.01%	0.03%
Institutional Prime Shares	0.01%	0.01%

38

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

Effective July 1, 2009, the trust adopted a Shareholder Servicing Plan (the “Plan”) on behalf of certain funds of the trust. Pursuant to the Plan, the fund pays Schwab to provide certain account maintenance, customer liaison and shareholder services to fund shareholders. The fund also pays for certain administration services it provides to fund shareholders invested in the Sweep Shares of the fund. Under the plan, Schwab will be entitled to receive an annual fee payable monthly based on the average daily net assets described as follows:

Shareholder Service Fees

Government Money Fund	0.40%
U.S. Treasury Money Fund	0.40%
Value Advantage Money Fund
Investor Shares	0.25%
Select Shares	0.15%
Institutional Shares	0.04%
Institutional Prime Shares	0.02%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows:

Government Money Fund*	0.75%
U.S. Treasury Money Fund*	0.60%
Value Advantage Money Fund
Investor Shares*	0.45%
Select Shares**	0.35%
Institutional Shares**	0.24%
Institutional Prime Shares**	0.21%

*	CSIM and Schwab have agreed to limit this fund’s or fund share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund.
**	CSIM and Schwab have agreed to limit this share class’s expenses as described above through April 29, 2011.

These agreements ensure that any increase in the fund’s other expenses as a result of the appointment of BFDS as transfer agent and Schwab as a shareholder service provider will be offset by the expense limitation. In addition, effective January 1, 2009 through December 31, 2009, CSIM and Schwab agreed to voluntarily waive an additional 0.035% of the Government Money Fund, U.S. Treasury Money Fund and Value Advantage Money Fund — Investor Shares and Select Shares Expenses.

CSIM and Schwab may voluntarily and temporarily further reduce U.S. Treasury Money Fund’s expenses to the extent necessary to maintain a certain minimum net yield. CSIM and Schwab may recapture from the fund any of these waived or reimbursed expenses until the third anniversary of the fiscal year in which such reductions occur, subject to certain limitations. This recapture could negatively affect the fund’s future yield.

In addition to the contractual expense limitation noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain the fund’s net yield at a certain level as determined by Schwab and the investment adviser. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. As of June 30, 2009, the balance of the recoupable expenses is as follows:

	Schwab Government	Schwab U.S. Treasury	Schwab Value Advantage
Expiration	Money Fund	Money Fund	Money Fund

12/31/2012	$5,191	$17,862	$—

 39

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2009, each fund’s aggregate security transactions with other Schwab Funds were as follows:

Government Money Fund	$—
U.S. Treasury Money Fund	—
Value Advantage Money Fund	200,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity for the funds during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the funds’ Statement of Operations.

7. Borrowings from Banks:

The funds may borrow money from banks and custodians. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds had no borrowings from the lines of credit during the period. However, certain funds utilized their overdraft facility and incurred interest expenses, which is disclosed in the Statement of Operations.

8. Federal Income Taxes:
       (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Government	U.S. Treasury	Value Advantage
Expiration	Money Fund	Money Fund	Money Fund

2014	—	131	—

Total	$—	$131	$—

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2008, the funds had deferred realized net capital losses and capital losses utilized as follows:

	Government	U.S. Treasury	Value Advantage
	Money Fund	Money Fund	Money Fund

Deferred capital losses	$—	$—	$—
Capital losses utilized	31	335	—
Capital losses expired	—	—	—

As of December 31, 2008, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for State purposes, four years from the date of filing) as applicable to the funds, and has determined that

40

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
       (All dollar amounts are x 1,000)

no provision for income tax is required in the fund’s financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2008, the Funds did not incur any interest or penalties.

9. Subsequent Events:

In accordance with the provision set forth in FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the fund’s financial statements through June 30, 2009. Management has determined that there are no material events that would require additional disclosure in the fund’s financial statement through August 14, 2009.

 41

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Value Advantage Money Fund, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on April 27, 2009, and May 15, 2009, and approved the renewal of the Agreement for an additional one year term at the meeting held on May 15, 2009. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the

42

context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM’s agreement to contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 43

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of June 30, 2009 the Fund Complex included 82 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	82	Board 1–Director, Redwood Trust, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	68	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	82	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	68	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	68	None

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007;	68	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

44

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	68	None

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	68	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	68	None

 45

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

46

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature which reflects the security’s Effective Maturity Date. For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle (SIV) SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only

 47

purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For money market mutual funds as per rule 2a-7, the sooner of the maturity (see definition of maturity) of all the debt securities in its portfolio or the date the interest rate on those securities is reset or those securities that can be redeemed through demand, calculated as a weighted average. As a rule, the longer the fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

48

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

An investor should consider a funds investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1.800.435.4000 for a prospectus and brochure. Please read the prospectus carefully before you invest. This report must be preceeded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/marketmasters, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32957-04

Item 2: Code of Ethics.
          Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
          Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
          Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
          Not applicable.
Item 6: Schedule of Investments.
          The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
          Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
          Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
          Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
          Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) The Charles Schwab Family of Funds

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date:	07/30/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
President and Chief Executive Officer

Date:	07/30/2009

By:	/s/ George Pereira
George Pereira
Treasurer and Principal Financial Officer

Date:	08/12/2009